UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Peter T. Fariel, Esq. BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-434-5801

Date of fiscal year end:	August 31

Date of reporting period:	February 29,2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Form N-CSR Items — period ended 02/29/12

BofA Funds Series Trust

Item 1. Reports to Stockholders.

BofATM Funds

Semiannual Report

February 29, 2012

BofA California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	19

Board Consideration and Re-Approval of Investment Advisory Agreement	25

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA California Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.40	1,023.91	1.09	1.11	0.22
Capital Class Shares	1,000.00	1,000.00	1,000.50	1,024.01	0.99	1.01	0.20
Daily Class Shares	1,000.00	1,000.00	1,000.40	1,023.91	1.09	1.11	0.22
Institutional Class Shares	1,000.00	1,000.00	1,000.40	1,023.91	1.09	1.11	0.22
Investor Class Shares	1,000.00	1,000.00	1,000.40	1,023.91	1.09	1.11	0.22
Liquidity Class Shares	1,000.00	1,000.00	1,000.40	1,023.96	1.04	1.06	0.21
Trust Class Shares	1,000.00	1,000.00	1,000.40	1,023.91	1.09	1.11	0.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA California Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds – 86.9%
	Par ($)	Value ($)
California – 86.4%
CA Alameda Public Financing Authority
Alameda Point Improvement,
Series 2003 A, LOC: Union Bank N.A., LOC: California State Teachers Retirement System 0.140% 12/01/33 (03/07/12) (a)(b)	8,100,000	8,100,000
CA Alameda-Contra Costa Schools Financing Authority
Capital Improvement Refinancing,
Series 2010 N, LOC: City National Bank, LOC: FHLB 0.140% 08/01/30 (03/01/12) (a)(b)	4,080,000	4,080,000
CA Barstow
Desert Visa Apartments,
Series 1991, LOC: FHLB 0.170% 12/01/20 (03/07/12) (a)(b)	2,200,000	2,200,000
CA Corona
Country Hills Apartments,
Series 1995 A, LIQ FAC: FHLMC 0.130% 02/01/25 (03/01/12) (a)(b)	5,515,000	5,515,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A, DPCE: FNMA 0.130% 10/15/29 (03/01/12) (a)(b)	6,700,000	6,700,000
CA Department of Water Resources
Series 2002 A,
Pre-refunded 05/01/12: 5.375% 05/01/18	8,755,000	8,919,301
Insured: NPFGC 6.000% 05/01/13	2,380,000	2,425,947
CA Deutsche Bank Spears/Lifers Trust
Alta Loma California,
Series 2007, GTY AGMT: Deutsche Bank AG 0.240% 02/01/37 (03/01/12) (a)(b)	10,000,000	10,000,000

	Par ($)	Value ($)
Chino Basin California Regional Financing Authority,
Series 2008, GTY AGMT: Deutsche Bank AG 0.250% 04/01/48 (03/01/12) (a)(b)(c)	3,585,000	3,585,000
Elk Grove California Finance Authority,
Series 2008, GTY AGMT: Deutsche Bank AG 0.220% 09/01/29 (03/01/12) (a)(b)	5,000	5,000
Grossmont CA Union High School District,
Series 2008, GTY AGMT: Deutsche Bank AG 0.260% 08/01/47 (03/01/12) (a)(b)	3,000,000	3,000,000
Los Angeles County Housing Authority,
Riverpark Apartments, Series 2011, GTY AGMT: Deutsche Bank AG
0.280% 10/01/31 (03/01/12) (a)(b)(c)	18,475,000	18,475,000
CA Duarte Redevelopment Agency
Certificates of Participation:
Johnson Duarte Partners, Series 1984 B, LOC: General Electric Capital Corp. 0.110% 12/01/19 (03/01/12) (a)(b)	5,000,000	5,000,000
Piken Duarte Partners, Series 1984 A, LOC: General Electric Capital Corp. 0.110% 12/01/19 (03/01/12) (a)(b)	7,000,000	7,000,000
CA East Bay Municipal Utility District
Series 2009 A1,
0.160% 06/01/26 (03/01/12) (b)(d)	7,000,000	7,000,000
Series 2009 A2,
0.15% 06/01/26 (03/01/12) (b)(d)(e)	5,020,000	5,020,000
CA Educational Facilities Authority
Stanford University,
0.220% 03/22/12	4,400,000	4,400,000
CA Foothill-De Anza Community College District
Series 2007-1884,
GTY AGMT: Wells Fargo Bank N.A. 0.160% 08/01/31 (03/01/12) (a)(b)	4,360,000	4,360,000

See Accompanying Notes to Financial Statements.

2

BofA California Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Fresno
Multi-Family Housing,
Wasatch Pool Holdings LLC, Stonepine Apartments, Series 2001 A, DPCE: FNMA 0.130% 02/15/31 (03/01/12) (a)(b)	5,095,000	5,095,000
CA Hayward Housing Authority
Huntwood Terrace Associates,
Series 1993, LOC: State Street Bank & Trust Co. 0.140% 03/01/27 (03/07/12) (a)(b)	1,850,000	1,850,000
CA Health Facilities Financing Authority
Scripps Health:
Series 2010 B, LOC: JPMorgan Chase Bank N.A. 0.130% 10/01/40 (03/01/12) (a)(b)(e)	4,000,000	4,000,000
Series 2012 B, 0.090% 11/15/42 (03/07/12) (b)(d)	9,075,000	9,075,000
Stanford Hospital & Clinics,
Series 2008 B2: 0.130% 11/15/45 (07/18/12) (b)(d)	5,000,000	5,000,000
0.230% 11/15/45 (06/07/12) (b)(d)	5,650,000	5,650,000
CA Indio Multi-Family Housing Revenue
Carreon Villa Apartments,
Series 1996 A, DPCE: FNMA 0.130% 08/01/26 (03/01/12) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
Columbia College,
Hollywood Project, Series 2010, LOC: Rabobank N.A. 0.150% 10/01/40 (03/01/12) (a)(b)	5,135,000	5,135,000
San Francisco Ballet Association,
Series 2008, LOC: FHLB 0.150% 08/01/38 (03/01/12) (a)(b)	15,600,000	15,600,000

	Par ($)	Value ($)
CA Irvine Ranch Water District
Series 2011 A1,
0.150% 10/01/37 (03/01/12) (b)(d)	10,000,000	10,000,000
CA JPMorgan Chase Putters/Drivers Trust
Scripps Health,
Series 2012 4039, LIQ FAC: JPMorgan Chase Bank N.A. 0.160% 11/15/19 (03/01/12) (a)(b)(c)	3,000,000	3,000,000
University of California,
Series 2012 4040, LIQ FAC: JPMorgan Chase Bank N.A. 0.130% 05/01/13 (03/01/12) (a)(b)(c)	12,910,000	12,910,000
CA Las Lomitas Elementary School District
Series 2002,
Election of 2001, Pre-refunded 07/01/12, 5.500% 07/01/22	1,000,000	1,027,496
CA Los Angeles County
Tax & Revenue Anticipation Notes:
Series 2011 B, 2.500% 03/30/12	7,000,000	7,011,964
Series 2011 C, 2.500% 06/29/12	8,500,000	8,558,662
CA Los Angeles Department of Water & Power
Series 2001 B1,
SPA: Royal Bank of Canada 0.100% 07/01/35 (03/01/12) (a)(b)	10,000,000	10,000,000
CA Los Angeles Unified School District
Tax & Revenue Anticipation Notes,
Series 2011 A, 2.000% 08/01/12	7,000,000	7,050,388
CA Metropolitan Water District of Southern California
Series 2011 A-3,
0.180% 07/01/36 (03/01/12) (b)(d)	7,500,000	7,500,000
CA Monterey Peninsula Water Management District
Wastewater Reclamation Project,
Series 1992, LOC: Wells Fargo Bank N.A. 0.170% 07/01/22 (03/01/12) (a)(b)	2,590,000	2,590,000

See Accompanying Notes to Financial Statements.

3

BofA California Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Municipal Finance Authority
Chevron U.S.A., Inc.,
Series 2010, GTY AGMT: Chevron Corp. 0.140% 11/01/35 (03/01/12) (a)(b)	6,100,000	6,100,000
CA Oakland Redevelopment Agency
Uptown Housing Partners LP,
Multi-Family Housing, Series 2005, AMT, LIQ FAC: FHLMC 0.360% 10/01/50 (03/01/12) (a)(b)	10,000,000	10,000,000
CA Oakland-Alameda County Coliseum Authority
Coliseum Project,
Series 2000 C-1, LOC: Bank of New York, LOC: California State Teachers Retirement System 0.120% 02/01/25 (03/07/12) (a)(b)	9,100,000	9,100,000
CA Oceanside
Shadow Way Apartments LP,
Series 2009, LOC: FHLMC 0.150% 03/01/49 (03/01/12) (a)(b)	1,375,000	1,375,000
CA Orange County
0.150% 03/06/12	10,000,000	10,000,000
Tax & Revenue Anticipation Notes,
Series 2011, 2.000% 03/15/12	12,000,000	12,008,068
CA Pittsburg Redevelopment Agency
Los Medanos Community,
Series 2004 A, LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.140% 09/01/35 (03/01/12) (a)(b)	25,475,000	25,475,000
CA Puttable Floating Option Tax-Exempt Receipts
California Statewide Communities MFH P-Floats-MT-387,
Series 2007, AMT, LIQ FAC: FHLMC 0.360% 12/01/46 (03/01/12) (a)(b)	19,220,000	19,220,000
CA San Diego County School Districts
Tax & Revenue Anticipation Notes,
Series 2011 A, 2.000% 06/29/12	3,500,000	3,519,904

	Par ($)	Value ($)
CA San Diego Unified School District
Tax & Revenue Anticipation Notes,
Series 2011, 2.000% 08/07/12	10,000,000	10,076,682
CA San Francisco City & County Redevelopment Agency
Hunters Point,
Series 2005 A, LOC: JPMorgan Chase & Co. 0.170% 08/01/36 (03/01/12) (a)(b)	1,500,000	1,500,000
CA San Francisco City & County
Certificates of Participation,
Series 2007 1883, GTY AGMT: Wells Fargo Bank N.A. 0.230% 09/01/31 (03/01/12) (a)(b)	13,375,000	13,375,000
CA San Marin Area Transportation District
Sales & Use Tax,
Series 2011 A, 1.000% 03/01/29 (01/03/13) (b)(d)	10,000,000	10,006,954
CA San Mateo Joint Powers Financing Authority
Public Safety Project,
Series 2007 A, LOC: Wells Fargo Bank N.A. 0.170% 04/01/39 (03/01/12) (a)(b)	15,745,000	15,745,000
CA Statewide Communities Development Authority
Gas Supply Revenue,
Series 2010, SPA: Royal Bank of Canada 0.150% 11/01/40 (03/01/12) (a)(b)	7,825,000	7,825,000
Kaiser Permanente:
0.230% 09/12/12	1,500,000	1,500,000
0.240% 08/16/12	5,000,000	5,000,000
0.260% 08/09/12	7,000,000	7,000,000
Series 2009 B-1, 0.360% 03/05/12	10,000,000	10,000,000
Plan Nine Partners LLC,
Series 2005 A, LOC: Union Bank N.A. 0.230% 02/01/35 (03/01/12) (a)(b)	13,415,000	13,415,000
Spratling-Cranor Properties,
Kennerly Project, Series 1995 A, AMT, LOC: Bank of the West 0.500% 06/01/20 (03/07/12) (a)(b)	1,065,000	1,065,000

See Accompanying Notes to Financial Statements.

4

BofA California Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
UHC Indio LP,
Tax & Revenue Anticipation Notes, Series 2011 5B, 2.000% 05/15/12	8,755,000	8,786,649
CA State
Series 2011 A2,
2.000% 06/26/12	25,500,000	25,630,371
CA Sunnyvale
Government Center Site,
Series 2009 A, LOC: Union Bank N.A. 0.160% 04/01/31 (03/01/12) (a)(b)	485,000	485,000
CA West Covina Public Financing Authority
Series 2004 A,
LOC: Wells Fargo Bank N.A. 0.190% 05/01/34 (03/07/12) (a)(b)	6,715,000	6,715,000
California Total		467,412,386
New Jersey – 0.5%
NJ Economic Development Authority
1992 Keystone Project,
LOC: BNP Paribas 1.250% 03/01/12	2,500,000	2,500,000
New Jersey Total		2,500,000
Total Municipal Bonds (cost of $469,912,386)		469,912,386
Closed-End Investment Companies – 13.5%
California – 13.5%
CA Nuveen Insured Premium Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Deutsche Bank AG 0.300% 03/01/40 (03/01/12) (a)(b)(c)	16,200,000	16,200,000
CA Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.280% 12/01/40 (03/01/12) (a)(b)(c)	11,600,000	11,600,000
CA Nuveen Performance Plus Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.280% 12/01/40 (03/01/12) (a)(b)	10,000,000	10,000,000

	Par ($)	Value ($)
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.280% 08/01/40 (03/01/12) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.280% 08/01/40 (03/01/12) (a)(b)(c)	24,900,000	24,900,000
California Total		72,700,000
Total Closed-End Investment Companies (cost of $72,700,000)		72,700,000
Total Investments – 100.4% (cost of $542,612,386) (f)		542,612,386
Other Assets & Liabilities, Net – (0.4)%		(1,983,337)
Net Assets – 100.0%		540,629,049

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2012.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities, which are not illiquid, amounted to $100,670,000 or 18.6% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at February 29, 2012.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $542,612,386.

The following table summarizes the inputs used, as of February 29, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$469,912,386	$—	$469,912,386
Total Closed-End Investment Companies	—	72,700,000	—	72,700,000
Total Investments	$—	$542,612,386	$—	$542,612,386

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income

See Accompanying Notes to Financial Statements.

5

BofA California Tax-Exempt Reserves

February 29, 2012 (Unaudited)

approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 29, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 29, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	86.9
Closed-End Investment Companies	13.5
100.4
Other Assets & Liabilities, Net	(0.4)
100.0

Acronym	Name
AMT	Alternative Minimum Tax

DPCE	Direct Pay Credit Enhancement

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

NPFGC	National Public Finance Guarantee Corp.

Putters	Puttable Tax-Exempt Receipts

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – BofA California Tax-Exempt Reserves
February 29, 2012 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	542,612,386
	Cash	6,333,151
	Receivable for:
	Investments sold	5,565,050
	Interest	1,485,514
	Expense reimbursement due from investment advisor	24,161
	Prepaid expenses	18,388
	Total Assets	556,038,650
Liabilities	Payable for:
	Investments purchased	6,100,475
	Investments purchased on a delayed delivery basis	9,020,373
	Distributions	2,821
	Investment advisory fee	67,369
	Administration fee	8,062
	Transfer agent fee	9,247
	Pricing and bookkeeping fees	21,786
	Trustees' fees	48,306
	Legal fee	50,687
	Custody fee	1,658
	Reports to shareholders	35,887
	Shareholder administration fees	8,337
	Chief compliance officer expenses	1,428
	Other liabilities	33,165
	Total Liabilities	15,409,601
	Net Assets	540,629,049
Net Assets Consist of	Paid-in capital	541,312,587
	Undistributed net investment income	87,619
	Accumulated net realized loss	(771,157)
	Net Assets	540,629,049

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – BofA California Tax-Exempt Reserves
February 29, 2012 (Unaudited)

Adviser Class Shares	Net assets	$51,786,356
	Shares outstanding	51,824,062
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$80,582,176
	Shares outstanding	80,643,594
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$22,776,244
	Shares outstanding	22,792,851
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$2,405,300
	Shares outstanding	2,407,051
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$6,865,175
	Shares outstanding	6,870,408
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$1,135
	Shares outstanding	1,136
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$376,212,663
	Shares outstanding	376,487,742
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

8

Statement of Operations – BofA California Tax-Exempt Reserves
For the Six Months Ended February 29, 2012 (Unaudited)

		($)
Investment Income	Interest	722,959
Expenses	Investment advisory fee	493,252
	Administration fee	261,484
	Distribution fee:
	Daily Class Shares	46,942
	Investor Class Shares	3,200
	Service fee:
	Adviser Class Shares	69,035
	Daily Class Shares	33,530
	Investor Class Shares	8,000
	Liquidity Class Shares	126
	Shareholder administration fee:
	Institutional Class Shares	12,404
	Trust Class Shares	196,380
	Pricing and bookkeeping fees	83,523
	Transfer agent fee	13,823
	Trustees' fees	28,250
	Custody fee	9,219
	Chief compliance officer expenses	4,356
	Other expenses	129,629
	Total Expenses	1,393,153
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(375,928)
	Fees waived by distributor:
	Adviser Class Shares	(62,678)
	Daily Class Shares	(77,410)
	Institutional Class Shares	(5,516)
	Investor Class Shares	(10,459)
	Liquidity Class Shares	(118)
	Trust Class Shares	(151,607)
	Expense reductions	(1)
	Net Expenses	709,436
	Net Investment Income	13,523
	Net realized gain on investments	1,622
	Net Increase Resulting from Operations	15,145

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – BofA California Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	13,523	407,106
	Net realized gain on investments	1,622	247,561
	Net increase resulting from operations	15,145	654,667
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(22,101)	(26,508)
	Capital Class Shares	(61,790)	(244,260)
	Daily Class Shares	(10,180)	(15,543)
	Institutional Class Shares	(28,853)	(186,946)
	Investor Class Shares	(2,478)	(1,174)
	Liquidity Class Shares	(1)	(232)
	Trust Class Shares	(168,443)	(180,826)
	Total distributions to shareholders	(293,846)	(655,489)
	Net Capital Stock Transactions	(173,597,262)	(552,730,094)
	Total decrease in net assets	(173,875,963)	(552,730,916)
Net Assets	Beginning of period	714,505,012	1,267,235,928
	End of period	540,629,049	714,505,012
	Undistributed net investment income at end of period	87,619	367,942

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – BofA California Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	56,624	56,624	76,814,563	76,814,563
Distributions reinvested	13,576	13,576	13,733	13,733
Redemptions	(11,192,303)	(11,192,303)	(231,745,298)	(231,745,298)
Net decrease	(11,122,103)	(11,122,103)	(154,917,002)	(154,917,002)
Capital Class Shares
Subscriptions	119,841,719	119,841,719	577,634,398	577,634,398
Distributions reinvested	5,209	5,209	141,199	141,199
Redemptions	(156,454,367)	(156,454,367)	(654,532,431)	(654,532,431)
Net decrease	(36,607,439)	(36,607,439)	(76,756,834)	(76,756,834)
Daily Class Shares
Subscriptions	459,640	459,640	60,893,921	60,893,921
Redemptions	(13,239,420)	(13,239,420)	(298,540,500)	(298,540,500)
Net decrease	(12,779,780)	(12,779,780)	(237,646,579)	(237,646,579)
Institutional Class Shares
Subscriptions	29,204	29,204	58,202,197	58,202,197
Distributions reinvested	36	36	3,448	3,448
Redemptions	(108,140,503)	(108,140,503)	(213,049,233)	(213,049,233)
Net decrease	(108,111,263)	(108,111,263)	(154,843,588)	(154,843,588)
Investor Class Shares
Subscriptions	8,455,183	8,455,183	10,323,278	10,323,278
Distributions reinvested	1,565	1,565	1,143	1,143
Redemptions	(7,788,696)	(7,788,696)	(9,300,828)	(9,300,828)
Net increase	668,052	668,052	1,023,593	1,023,593
Liquidity Class Shares
Subscriptions	—	—	700,000	700,000
Distributions reinvested	—	—	232	232
Redemptions	(699,999)	(699,999)	—	—
Net increase (decrease)	(699,999)	(699,999)	700,232	700,232
Trust Class Shares
Subscriptions	279,705,838	279,705,838	530,074,562	530,074,563
Distributions reinvested	2,612	2,612	3,913	3,913
Redemptions	(284,653,180)	(284,653,180)	(460,368,392)	(460,368,392)
Net increase (decrease)	(4,944,730)	(4,944,730)	69,710,083	69,710,084

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Adviser Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(e)	0.0076	0.0217	0.0315
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.0076)	(0.0217)	(0.0315)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.04	%(h)	0.03%		0.00	%(i)	0.76%	2.20%	3.19%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.22	%(k)	0.32%		0.35%		0.48%	0.45%	0.45%
Waiver/Reimbursement	0.34	%(k)	0.23%		0.18%		0.06%	0.05%	0.06%
Net investment income (j)	—		—	%(i)	—	%(i)	0.88%	2.09%	3.15%
Net assets, end of period (000s)	$51,786		$62,936		$217,843		$309,195	$674,000	$498,926

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Capital Class Shares	2012		2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.0014	0.0100	0.0242	0.0340
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.001)	(0.0014)	(0.0100)	(0.0242)	(0.0340)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.05	%(g)	0.14%	0.14%	1.00%	2.45%	3.45%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.20	%(i)	0.20%	0.20%	0.24%	0.20%	0.20%
Waiver/Reimbursement	0.11	%(i)	0.10%	0.08%	0.05%	0.05%	0.06%
Net investment income (h)	0.02	%(i)	0.11%	0.14%	1.13%	2.37%	3.40%
Net assets, end of period (000s)	$80,582		$117,232	$193,989	$366,450	$857,425	$557,296

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Daily Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	0.0054	0.0182	0.0280
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(0.0054)	(0.0182)	(0.0280)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.04	%(g)	0.03%		0.00%	0.54%	1.84%	2.84%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.22	%(i)	0.32%		0.35%	0.73%	0.80%	0.80%
Waiver/Reimbursement	0.69	%(i)	0.58%		0.53%	0.16%	0.05%	0.06%
Net investment income (h)	—		—	%(j)	—	0.62%	1.76%	2.80%
Net assets, end of period (000s)	$22,776		$35,567		$273,194	$1,045,609	$1,772,303	$1,538,428

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Institutional Class Shares	2012		2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.0010	0.0096	0.0238	0.0336
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.0010)	(0.0096)	(0.0238)	(0.0336)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.04	%(g)	0.11%	0.10%	0.96%	2.41%	3.41%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.22	%(i)	0.23%	0.24%	0.28%	0.24%	0.24%
Waiver/Reimbursement	0.13	%(i)	0.11%	0.08%	0.05%	0.05%	0.06%
Net investment income (h)	—	%(i)(j)	0.08%	0.10%	1.04%	2.28%	3.34%
Net assets, end of period (000s)	$2,405		$110,499	$265,338	$447,721	$942,240	$540,951

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Investor Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	0.0068	0.0207	0.0305
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(0.0068)	(0.0207)	(0.0305)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.04	%(g)	0.03%		0.00%	0.68%	2.09%	3.09%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.22	%(i)	0.30%		0.35%	0.56%	0.55%	0.55%
Waiver/Reimbursement	0.44	%(i)	0.35%		0.28%	0.08%	0.05%	0.06%
Net investment income (h)	—		—	%(j)	—	0.77%	2.08%	3.05%
Net assets, end of period (000s)	$6,865		$6,201		$5,178	$188,904	$262,145	$289,499

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Liquidity Class Shares	2012		2011 (a)		2010 (b)(c)	2009		2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.0002	0.0085		0.0227	0.0325
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.0002)	(0.0085)		(0.0227)	(0.0325)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.04	%(g)	0.03%		0.01%	0.85	%(h)	2.30%	3.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.21	%(j)	0.28%		0.33%	0.39%		0.35%	0.35%
Waiver/Reimbursement	0.35	%(j)	0.27%		0.20%	0.15%		0.15%	0.16%
Net investment income (i)	—		—	%(k)	0.02%	1.79	%(h)	2.41%	3.27%
Net assets, end of period (000s)	$1		$701		$1	$478		$33,242	$66,038

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Trust Class Shares	2012		2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.001	0.0005	0.0090	0.0232	0.0330
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.0005)	(0.0090)	(0.0232)	(0.0330)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.04	%(g)	0.06%	0.05%	0.90%	2.35%	3.35%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.22	%(i)	0.28%	0.30%	0.34%	0.30%	0.30%
Waiver/Reimbursement	0.19	%(i)	0.12%	0.08%	0.05%	0.05%	0.06%
Net investment income (h)	—		0.02%	0.05%	0.96%	2.23%	3.30%
Net assets, end of period (000s)	$376,213		$381,369	$311,692	$585,899	$761,991	$525,007

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA California Tax-Exempt Reserves
February 29, 2012 (Unaudited)

Note 1. Organization

BofA California Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

19

BofA California Tax-Exempt Reserves, February 29, 2012 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2011 was as follows:

Distributions paid from	August 31, 2011
Tax-Exempt Income	$655,489
Ordinary Income	—

The following capital loss carryforwards, determined as of August 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2018	$772,779

Capital loss carryforwards of $247,561 were utilized by the Fund during the year ended August 31, 2011.

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax

20

BofA California Tax-Exempt Reserves, February 29, 2012 (Unaudited)

provisions related to RICs, the Act changed the rules applying to capital loss carry-forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry-forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the six months ended February 29, 2012, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street

21

BofA California Tax-Exempt Reserves, February 29, 2012 (Unaudited)

provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 29, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Servicing Plans:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

22

BofA California Tax-Exempt Reserves, February 29, 2012 (Unaudited)

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 29, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the period
2015	2014	2013	2012	recovery	ended 02/29/2012
$365,515	$898,418	$1,486,821	$2,336,606	$5,087,360	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balance owed to be paid out of Fund assets on or about March 1, 2012.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a

23

BofA California Tax-Exempt Reserves, February 29, 2012 (Unaudited)

portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 29, 2012, these custody credits reduced total expenses by $1 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 29, 2012, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of February 29, 2012, 97.0% of the Fund's shares outstanding were beneficially owned by three shareholder accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of California, and its political subdivisions, agencies and public authorities, and other qualified issuers that may be located outside of California. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

24

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 29-30, 2011, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2011 for review and discussion of the materials described below. The Board also receives performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee also met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

25

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper"), an independent provider of investment company data, to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds as determined by Lipper (the "Universe"). In addition, for the state-specific Funds, the Board also reviewed comparisons of their fees to the expense information for a Peer Group of funds that concentrate their investments in the same state. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group(s) and Universe. For certain Funds, Lipper determined that the composition of the Peer Group for expenses would differ from the composition for performance. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as, for the state-specific Funds, the performance information for a Peer Group of funds that concentrate their investments in the same state. The Board also considered information provided by BoAA comparing the Funds' performance to that of subsets of the iMoneyNet category peers, which include funds that are viewed by BoAA as direct competitive peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds generally underperformed their peers in the more recent periods, but considered such underperformance in the context of BoAA's overall investment approach which emphasizes liquidity and capital preservation.

The Board considered the investment performance of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA California Tax-Exempt Reserves, the Board received information showing that the net return investment performance of certain classes of BofA California Tax-Exempt Reserves was below the median range of such Fund's Peer Group over certain recent periods. The Board generally noted other applicable factors, such as stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Peer Group, the Fund's Actual Management Rate, Contractual Management Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the Peer Group comparisons, comparisons to subsets of funds and BoAA's emphasis on liquidity and capital preservation in approving the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as

26

well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviews reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA California Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 29 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA California Tax-Exempt Reserves

Semiannual Report, February 29, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/222911-0212 (04/12)

BofATM Funds

Semiannual Report

February 29, 2012

BofA Cash Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	12

Statement of Operations	14

Statement of Changes in Net Assets	15

Financial Highlights	18

Notes to Financial Statements	28

Board Consideration and Re-Approval of Investment Advisory Agreement	35

Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Cash Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.36	1.64	1.66	0.33
Capital Class Shares	1,000.00	1,000.00	1,000.70	1,024.01	0.99	1.01	0.20
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.36	1.64	1.66	0.33
Institutional Capital Shares (1)	1,000.00	1,000.00	1,000.70	1,024.01	0.99	1.01	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.50	1,023.81	1.19	1.21	0.24
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.36	1.64	1.66	0.33
Investor II Class Shares (2)	1,000.00	1,000.00	1,000.00	1,023.36	1.64	1.66	0.33
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,023.41	1.59	1.61	0.32
Marsico Shares	1,000.00	1,000.00	1,000.00	1,023.36	1.64	1.66	0.33
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,023.49	1.51	1.52	0.30

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(1) On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund.

(2) After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and Class C shares converted into Investor II Class shares.

1

Investment Portfolio – BofA Cash Reserves

February 29, 2012 (Unaudited)

Certificates of Deposit – 24.6%
	Par ($)	Value ($)
Bank of Montreal/Chicago
0.150% 03/19/12	45,325,000	45,325,000
Bank of Nova Scotia/Houston
0.300% 04/03/12	26,700,000	26,700,000
0.420% 07/09/12	99,500,000	99,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.370% 05/24/12	83,000,000	83,000,000
0.370% 05/29/12	18,000,000	18,000,000
0.380% 05/08/12	111,800,000	111,800,000
0.410% 04/30/12	35,200,000	35,200,000
0.470% 03/09/12	46,000,000	46,000,000
0.510% 04/02/12	52,000,000	52,000,000
Barclays Bank PLC/NY
0.560% 04/27/12	57,100,000	57,100,000
0.570% 04/26/12	111,000,000	111,000,000
0.580% 04/24/12	113,000,000	113,000,000
0.600% 04/23/12	110,000,000	110,000,000
Credit Suisse/NY
0.450% 04/10/12	100,000,000	100,000,000
DnB Norbank ASA/NY
0.380% 06/14/12	50,000,000	50,000,000
0.380% 07/02/12	39,000,000	39,000,000
0.400% 06/18/12	44,000,000	44,000,000
0.470% 04/23/12	90,000,000	90,005,294
National Australia Bank Ltd.
0.380% 07/18/12	111,000,000	111,000,000
0.400% 07/16/12	39,000,000	39,000,000
0.420% 04/17/12	11,550,000	11,551,353
Nordea Bank Finland/NY
0.370% 06/15/12	100,000,000	100,000,000
0.380% 07/02/12	83,000,000	83,000,000
0.440% 04/10/12	57,000,000	57,000,000
0.460% 04/09/12	6,700,000	6,700,072
0.500% 03/12/12	31,000,000	31,000,000
0.520% 06/25/12	35,500,000	35,502,278
Skandinaviska Enskilda Banken/NY
0.460% 03/05/12	26,000,000	26,000,000
0.470% 03/20/12	3,000,000	3,000,024
0.570% 05/01/12	31,800,000	31,800,000
0.580% 03/07/12	10,100,000	10,100,000
0.580% 03/08/12	30,000,000	30,000,000
0.620% 04/13/12	100,000,000	100,000,000
0.840% 03/09/12	4,400,000	4,400,211
Sumitomo Mitsui Banking Corp./NY
0.370% 05/08/12	61,000,000	61,000,000
0.370% 05/15/12	15,000,000	15,000,000

	Par ($)	Value ($)
0.370% 06/01/12	31,630,000	31,630,000
0.450% 03/12/12	113,000,000	113,000,000
0.450% 04/11/12	56,500,000	56,500,000
0.520% 04/05/12	70,000,000	70,000,000
Svenska Handelsbanken/NY
0.450% 04/23/12	52,700,000	52,700,000
0.480% 03/01/12	116,000,000	116,000,000
0.500% 03/20/12	55,000,000	55,000,000
0.515% 04/05/12	26,000,000	26,000,000
0.580% 08/24/12	114,000,000	114,005,557
0.585% 08/17/12	150,000,000	150,003,510
Toronto-Dominion Bank/NY
0.380% 04/30/12	53,000,000	53,000,000
Westpac Banking Corp./NY
0.250% 03/12/12	21,000,000	21,000,000
0.500% 06/27/12	52,200,000	52,200,000
Total Certificates of Deposit (cost of $2,898,723,299)		2,898,723,299
Asset-Backed Commercial Paper (a) – 19.7%
Chariot Funding LLC
0.220% 03/08/12 (b)	15,000,000	14,999,358
0.220% 03/09/12 (b)	89,200,000	89,195,639
0.220% 06/15/12 (b)	37,550,000	37,525,676
0.320% 07/05/12 (b)	21,000,000	20,976,480
FCAR Owner Trust
0.270% 05/01/12	5,300,000	5,297,575
0.300% 04/02/12	106,000,000	105,971,733
0.310% 04/02/12	15,500,000	15,495,729
0.310% 04/03/12	56,500,000	56,483,945
0.310% 04/04/12	82,000,000	81,975,992
0.340% 03/01/12	59,720,000	59,720,000
0.550% 07/02/12	167,800,000	167,484,676
Jupiter Securitization Co. LLC
0.220% 03/09/12 (b)	31,000,000	30,998,484
0.320% 07/05/12 (b)	21,000,000	20,976,480
Kells Funding LLC
0.339% 05/11/12 (03/15/12) (b)(c)(d)	114,500,000	114,499,668
0.543% 03/15/12 (b)	128,000,000	128,000,000
0.570% 07/02/12 (b)	62,000,000	61,879,255
0.570% 07/03/12 (b)	85,000,000	84,833,117
0.599% 03/12/12 (03/01/12) (b)(c)(d)	76,700,000	76,700,000
0.613% 04/05/12 (b)	92,500,000	92,500,000
Manhattan Asset Funding Co. LLC
0.190% 03/14/12 (b)	30,000,000	29,997,942
0.400% 05/21/12 (b)	70,200,000	70,136,820

See Accompanying Notes to Financial Statements.

2

BofA Cash Reserves

February 29, 2012 (Unaudited)

Asset-Backed Commercial Paper (a) (continued)
	Par ($)	Value ($)
Market Street Funding LLC
0.220% 03/07/12 (b)	20,000,000	19,999,267
MetLife Short Term Funding LLC
0.240% 06/11/12 (b)	35,750,000	35,725,690
0.260% 05/29/12 (b)	27,260,000	27,242,478
0.270% 04/04/12 (b)	72,500,000	72,481,512
0.310% 03/20/12 (b)	22,000,000	21,996,401
0.320% 03/26/12 (b)	54,500,000	54,487,889
0.330% 03/26/12 (b)	10,000,000	9,997,708
0.330% 04/03/12 (b)	22,000,000	21,993,345
0.340% 03/19/12 (b)	53,000,000	52,990,990
0.340% 05/14/12 (b)	36,000,000	35,974,840
0.380% 04/03/12 (b)	52,000,000	51,981,887
Old Line Funding LLC
0.210% 04/23/12 (b)	56,995,000	56,977,379
Royal Park Investments Funding Corp.
1.000% 03/13/12 (b)	44,700,000	44,685,100
1.000% 03/27/12 (b)	69,125,000	69,075,076
1.000% 04/03/12 (b)	39,250,000	39,214,021
1.050% 03/05/12 (b)	46,000,000	45,994,633
1.050% 03/12/12 (b)	9,975,000	9,971,800
1.050% 03/16/12 (b)	8,235,000	8,231,397
1.050% 03/20/12 (b)	73,700,000	73,659,158
1.050% 03/21/12 (b)	38,300,000	38,277,658
Surrey Funding Corp.
0.320% 04/11/12 (b)	21,700,000	21,692,092
Versailles Commercial Paper LLC
0.310% 03/06/12 (b)	107,000,000	106,995,393
Working Capital Management Co.
0.260% 03/12/12 (b)	11,800,000	11,799,063
0.270% 03/05/12 (b)	22,700,000	22,699,319
Total Asset-Backed Commercial Paper (cost of $2,319,792,665)		2,319,792,665
Commercial Paper (a) – 16.1%
American Honda Finance Corp.
0.150% 04/18/12	24,500,000	24,495,100
Australia & New Zealand Banking Group Ltd.
0.555% 06/22/12 (b)	66,275,000	66,159,543
BHP Billiton Finance USA Ltd.
0.150% 03/19/12 (b)	29,000,000	28,997,825
BNZ International Funding Ltd.
0.430% 03/30/12 (b)	10,000,000	9,996,536
0.500% 08/08/12 (b)	11,580,000	11,554,267
0.520% 08/16/12 (b)	60,000,000	59,854,400
0.540% 07/27/12 (b)	39,890,000	39,801,444

	Par ($)	Value ($)
0.590% 07/12/12 (b)	60,000,000	59,869,217
0.610% 07/05/12 (b)	40,000,000	39,914,600
0.650% 05/16/12 (b)	40,100,000	40,044,974
Coca-Cola Co.
0.140% 05/04/12 (b)	20,500,000	20,494,898
0.140% 05/15/12 (b)	42,000,000	41,987,750
Commonwealth Bank of Australia
0.490% 07/12/12 (b)	40,000,000	39,927,589
0.600% 06/06/12 (b)	85,000,000	84,862,583
DnB Norbank ASA
0.400% 04/30/12 (b)	19,800,000	19,786,800
0.490% 04/10/12 (b)	21,000,000	20,988,567
0.500% 04/12/12 (b)	77,000,000	76,955,083
0.520% 04/02/12 (b)	20,000,000	19,990,756
Erste Abwicklungsanstalt
0.550% 03/06/12 (b)	49,000,000	48,996,257
0.550% 05/10/12 (b)	14,000,000	13,985,028
0.560% 05/07/12 (b)	49,000,000	48,948,931
0.560% 05/10/12 (b)	49,000,000	48,946,644
0.700% 04/23/12 (b)	50,000,000	49,948,472
0.750% 04/05/12 (b)	50,000,000	49,963,542
0.750% 04/10/12 (b)	50,000,000	49,958,333
0.750% 04/18/12 (b)	48,705,000	48,656,295
General Electric Capital Corp.
0.280% 04/11/12	118,500,000	118,462,212
Nationwide Building Society
0.640% 05/01/12 (b)	50,000,000	49,945,778
Procter & Gamble Co.
0.150% 04/04/12 (b)	22,000,000	21,996,883
Skandinaviska Enskilda Banken
0.460% 03/20/12 (b)	100,000,000	99,975,722
Toyota Financial Services de Puerto Rico, Inc.
0.250% 04/13/12	24,000,000	23,992,833
0.250% 04/20/12	24,000,000	23,991,667
Toyota Motor Credit Corp.
0.200% 05/25/12	29,300,000	29,286,164
Westpac Banking Corp.
0.480% 07/12/12 (b)	40,000,000	39,929,067
0.490% 07/10/12 (b)	50,000,000	49,910,847
Westpac Securities NZ Ltd.
0.270% 05/03/12 (b)	7,300,000	7,296,551
0.500% 08/23/12 (b)	112,500,000	112,226,562
0.500% 08/27/12 (b)	89,500,000	89,277,493
0.510% 07/18/12 (b)	87,000,000	86,828,683
0.510% 08/08/12 (b)	46,000,000	45,895,733

See Accompanying Notes to Financial Statements.

3

BofA Cash Reserves

February 29, 2012 (Unaudited)

Commercial Paper (a) (continued)
	Par ($)	Value ($)
0.530% 08/07/12 (b)	34,000,000	33,920,412
Total Commercial Paper (cost of $1,898,022,041)		1,898,022,041
Municipal Bonds (d)(e) – 9.1%
California – 0.2%
CA Metropolitan Water District of Southern California
Series 2000 B-4,
SPA: Wells Fargo Bank N.A. 0.110% 07/01/35 (03/07/12)	20,300,000	20,300,000
California Total		20,300,000
Colorado – 0.6%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-1, SPA: FHLB 0.190% 10/01/33 (03/07/12)	9,985,000	9,985,000
Series 2003 A-2, SPA: FHLB 0.190% 10/01/33 (03/07/12)	6,800,000	6,800,000
Series 2004 A1, SPA: FHLB 0.150% 10/01/34 (03/07/12)	21,035,000	21,035,000
Series 2008 A1, SPA: FHLB 0.140% 04/01/29 (03/07/12)	14,475,000	14,475,000
Series 2008 C1, SPA: FHLB 0.180% 10/01/38 (03/07/12)	7,945,000	7,945,000
Series 2001 AA1,
LOC: FNMA, LOC: FHLMC 0.140% 05/01/41 (03/07/12)	2,465,000	2,465,000
Series 2005 B-1,
SPA: FHLB 0.140% 04/01/40 (03/07/12)	6,660,000	6,660,000
Series 2006 CL1,
SPA: FHLB 0.190% 11/01/36 (03/07/12)	1,540,000	1,540,000

	Par ($)	Value ($)
Single Family:
Series 2002 A-1, SPA: FHLB 0.240% 11/01/13 (03/07/12)	1,410,000	1,410,000
Series 2003 A1, LOC: FNMA, LOC: FHLMC 0.240% 11/01/30 (03/07/12)	1,385,000	1,385,000
Series 2003 B1, LOC: FNMA, LOC: FHLMC 0.140% 11/01/33 (03/07/12)	855,000	855,000
Series 2006 B1, LOC: FNMA, LOC: FHLMC 0.140% 11/01/36 (03/07/12)	755,000	755,000
Series 2006 C1, LOC: FNMA, LOC: FHLMC 0.140% 11/01/36 (03/07/12)	750,000	750,000
CO Sheridan Redevelopment Agency
South Santa,
Series 2011, LOC: JPMorgan Chase Bank 0.450% 12/01/29 (03/01/12)	1,600,000	1,600,000
Colorado Total		77,660,000
Connecticut – 0.4%
CT Housing Finance Authority
Series 2001 D3, AMT,
SPA: Bank of Tokyo-Mitsubishi UFJ 0.190% 05/15/33 (03/01/12)	17,800,000	17,800,000
Series 2008 A5,
SPA: FHLB 0.140% 11/15/38 (03/01/12)	11,545,000	11,545,000
Series 2008 B4,
SPA: Landesbank Hessen-Thüringen 0.270% 11/15/38 (03/01/12)	22,095,000	22,095,000
Connecticut Total		51,440,000

See Accompanying Notes to Financial Statements.

4

BofA Cash Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Florida – 0.1%
FL Miami-Dade County Industrial Development Authority
South Florida Stadium,
Miami Stadium Project, Series 2007, LOC: TD Bank N.A. 0.200% 07/01/37 (03/01/12)	15,000,000	15,000,000
Florida Total		15,000,000
Illinois – 0.1%
IL Bridgeview
Series 2008 B1,
LOC: Northern Trust Co. 0.190% 12/01/38 (03/07/12)	7,500,000	7,500,000
Illinois Total		7,500,000
Indiana – 0.0%
IN Rockport
AK Steel Corp.,
Series 1997 A, AMT, LOC: PNC Bank N.A. 0.160% 12/01/27 (03/07/12)	4,400,000	4,400,000
Indiana Total		4,400,000
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.200% 07/01/34 (03/01/12)	7,550,000	7,550,000
Series 2007 G,
SPA: FHLB 0.170% 01/01/38 (03/01/12)	2,135,000	2,135,000
Series 2009 G,
SPA: FHLB 0.180% 01/01/39 (03/01/12)	1,915,000	1,915,000
Iowa Total		11,600,000

	Par ($)	Value ($)
Maryland – 0.0%
MD Easton
William Hill Manor, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.310% 01/01/26 (03/01/12)	2,800,000	2,800,000
Maryland Total		2,800,000
Massachusetts – 0.1%
MA Simmons College
Series 2008,
LOC: TD Bank N.A. 0.170% 10/01/22 (03/01/12)	6,670,000	6,670,000
Massachusetts Total		6,670,000
Michigan – 0.2%
MI Housing Development Authority
Series 2007 G,
SPA: Bank of Nova Scotia 0.180% 12/01/38 (03/07/12)	19,400,000	19,400,000
Michigan Total		19,400,000
Minnesota – 0.0%
MN Housing Finance Agency
Residential Housing,
Series 2007 T, SPA: State Street Bank & Trust Co. 0.190% 07/01/48 (03/01/12)	860,000	860,000
MN Montrose
Lyman Lumber Co.,
Series 2001, LOC: U.S. Bank N.A. 0.170% 05/01/26 (03/01/12)	1,320,000	1,320,000
Minnesota Total		2,180,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.160% 06/01/41 (03/07/12)	11,635,000	11,635,000
New Hampshire Total		11,635,000

See Accompanying Notes to Financial Statements.

5

BofA Cash Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
New Mexico – 0.1%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada 0.200% 12/15/26 (03/01/12)	7,000,000	7,000,000
New Mexico Total		7,000,000
New York – 1.1%
NY Housing Finance Agency
Broadway,
Series 2011 B, LOC: Wells Fargo Bank N.A. 0.150% 05/01/44 (03/07/12)	5,485,000	5,485,000
Midtown West 37th Street,
Series 2007, LOC: Landesbank Hessen-Thüringen 0.300% 11/01/41 (03/07/12)	6,300,000	6,300,000
Series 2010 A,
LOC: JPMorgan Chase Bank 0.140% 05/01/40 (03/07/12)	10,000,000	10,000,000
NY New York City Housing Development Corp.
RBNB 20 Owner LLC,
Series 2006 B, LOC: Landesbank Hessen-Thüringen 0.300% 06/01/39 (03/07/12)	78,915,000	78,915,000
Verde Apartments,
Series 2010 A, LOC: JPMorgan Chase Bank 0.150% 01/01/16 (03/01/12)	15,890,000	15,890,000
NY New York City Municipal Water Finance Authority
Second Generation Resolution,
Series 2008 BB-1, SPA: Landesbank Hessen-Thüringen 0.150% 06/15/39 (03/01/12)	12,755,000	12,755,000
New York Total		129,345,000

	Par ($)	Value ($)
North Carolina – 0.0%
NC Catawba
Catawba Medical Center,
Series 2009, LOC: Branch Banking & Trust 0.300% 10/01/34 (03/01/12)	5,350,000	5,350,000
North Carolina Total		5,350,000
North Dakota – 0.0%
ND Housing Finance Agency
Series 2005 A, AMT,
SPA: Lloyds TSB Bank PLC 0.150% 01/01/36 (03/07/12)	925,000	925,000
North Dakota Total		925,000
Oregon – 0.5%
OR Housing & Community Services Department
Mortgage Revenue,
Series 2004 L, AMT, SPA: State Street Bank & Trust Co. 0.150% 07/01/35 (03/07/12)	10,500,000	10,500,000
Series 2006 C, AMT,
SPA: State Street Bank & Trust Co. 0.180% 07/01/36 (03/01/12)	5,000,000	5,000,000
Single Family:
Series 2004 C, AMT, SPA: State Street Bank & Trust Co. 0.150% 07/01/34 (03/07/12)	15,000,000	15,000,000
Series 2005 C, AMT, SPA: State Street Bank & Trust Co. 0.140% 07/01/35 (03/07/12)	10,500,000	10,500,000
Series 2006 F, AMT, SPA: State Street Bank & Trust Co. 0.150% 07/01/37 (03/01/12)	20,000,000	20,000,000
Oregon Total		61,000,000

See Accompanying Notes to Financial Statements.

6

BofA Cash Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Tennessee – 0.2%
TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System,
Series 2005, LOC: JPMorgan Chase Bank 0.140% 09/01/32 (03/01/12)	28,625,000	28,625,000
Tennessee Total		28,625,000
Texas – 4.5%
TX JPMorgan Chase Putters/Drivers Trust
Series 2011 3945,
LIQ FAC: JPMorgan Chase & Co. 0.130% 08/30/12 (03/01/12) (b)	100,000,000	100,000,000
Series 2011 3946,
LIQ FAC: JPMorgan Chase & Co. 0.130% 08/30/12 (03/01/12) (b)	110,280,000	110,280,000
Series 2011 3953,
LIQ FAC: JPMorgan Chase & Co. 0.130% 08/30/12 (03/01/12) (b)	57,555,000	57,555,000
Series 2011 3964,
LIQ FAC: JPMorgan Chase & Co. 0.130% 08/30/12 (03/01/12) (b)	116,000,000	116,000,000
TX State
Small Business,
Series 2005 B, SPA: National Australia Bank 0.160% 06/01/45 (03/01/12)	3,025,000	3,025,000
Veterans Assistance,
Series 2004 I, SPA: JPMorgan Chase Bank 0.160% 12/01/24 (03/07/12)	7,700,000	7,700,000
Veterans Housing:
Series 1997 B-2, LIQ FAC: State Street Bank & Trust Co. 0.160% 12/01/29 (03/07/12)	5,000,000	5,000,000
Series 2003, AMT, SPA: Landesbank Hessen-Thüringen 0.180% 06/01/34 (03/07/12)	10,730,000	10,730,000

	Par ($)	Value ($)
Series 2004, SPA: JPMorgan Chase Bank 0.160% 06/01/20 (03/07/12)	3,750,000	3,750,000
Series 2006 B, LIQ FAC: Landesbank Hessen-Thüringen 0.180% 12/01/26 (03/07/12)	8,390,000	8,390,000
Series 2009, SPA: JPMorgan Chase & Co. 0.160% 06/01/31 (03/07/12)	9,330,000	9,330,000
Series 2010 B, SPA: Sumitomo Mitsui Banking 0.160% 12/01/31 (03/07/12)	11,795,000	11,795,000
Veterans Land:
Series 2002 A, SPA: Landesbank Hessen-Thüringen 0.160% 12/01/32 (03/06/12)	6,335,000	6,335,000
Series 2004, SPA: State Street Bank & Trust Co. 0.140% 12/01/24 (03/06/12)	2,140,000	2,140,000
Series 2006 B, SPA: Landesbank Hessen-Thüringen 0.150% 12/01/26 (03/07/12)	7,335,000	7,335,000
Series 2011 A, SPA: JPMorgan Chase Bank 0.140% 06/01/41 (03/07/12)	68,250,000	68,250,000
Texas Total		527,615,000
Vermont – 0.2%
VT Educational & Health Buildings Financing Agency
Norwich University,
Series 2008, LOC: TD Bank N.A. 0.120% 09/01/38 (03/07/12)	20,000,000	20,000,000
Vermont Total		20,000,000

See Accompanying Notes to Financial Statements.

7

BofA Cash Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Washington – 0.2%
WA Housing Finance Commission
Spokane United Methodist Homes,
Rockwood Programs, Series 1999 B, LOC: Wells Fargo Bank N.A. 0.150% 01/01/30 (03/01/12)	3,120,000	3,120,000
WA Port of Seattle
Series 2008, AMT,
LOC: Landesbank Hessen-Thüringen 0.240% 07/01/33 (03/07/12)	22,600,000	22,600,000
Washington Total		25,720,000
Wisconsin – 0.4%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services,
Series 2007, LOC: PNC Bank N.A. 0.120% 08/15/36 (03/07/12)	24,800,000	24,800,000
WI Housing & Economic Development Authority
Series 2007 D,
SPA: Fortis Bank SA/NV: 0.850% 09/01/27 (03/07/12)	13,500,000	13,500,000
0.850% 09/01/34 (03/07/12)	4,495,000	4,495,000
Wisconsin Total		42,795,000
Total Municipal Bonds (cost of $1,078,960,000)		1,078,960,000
Government & Agency Obligations – 4.5%
U.S. Government Agencies – 2.7%
Federal Farm Credit Bank
0.150% 07/05/12 (f)	17,000,000	16,991,075
0.275% 01/10/13 (03/10/12) (c)(d)	48,000,000	47,993,706
Federal Home Loan Mortgage Corp.
0.400% 11/18/13 (03/05/12) (c)(d)	84,735,000	84,705,595
Federal National Mortgage Association
0.276% 12/20/12 (03/20/12) (c)(d)	30,000,000	29,995,108
0.330% 01/27/14 (03/05/12) (c)(d)	15,000,000	14,997,088

	Par ($)	Value ($)
0.340% 10/17/13 (03/01/12) (c)(d)	21,000,000	20,993,044
0.400% 02/01/13 (05/01/12) (c)(d)	100,300,000	100,284,533
U.S. Government Agencies Total		315,960,149
U.S. Government Obligations – 1.8%
U.S. Treasury Note
0.500% 11/30/12	18,380,000	18,423,716
1.000% 04/30/12	57,500,000	57,583,181
1.375% 09/15/12	33,100,000	33,318,725
1.375% 01/15/13	18,750,000	18,952,902
3.875% 10/31/12	25,350,000	25,978,849
4.625% 07/31/12	59,975,000	61,094,542
U.S. Government Obligations Total		215,351,915
Total Government & Agency Obligations (cost of $531,312,064)		531,312,064
Time Deposits – 4.2%
Citibank N.A.
0.110% 03/01/12	358,939,000	358,939,000
Royal Bank of Canada
0.100% 03/01/12	133,000,000	133,000,000
Total Time Deposits (cost of $491,939,000)		491,939,000
Corporate Bond – 0.0%
Shell International Finance BV
0.920% 06/22/12 (03/22/12) (c)(d)	2,805,000	2,809,722
Total Corporate Bond (cost of $2,809,722)		2,809,722
Repurchase Agreements – 22.1%
Repurchase agreement with Barclays Capital, dated 02/02/12, due 03/05/12 at 0.340%, collateralized by corporate bonds with various maturities to 10/01/21, market value $47,250,000 (repurchase proceeds $45,013,600)	45,000,000	45,000,000

See Accompanying Notes to Financial Statements.

8

BofA Cash Reserves

February 29, 2012 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Citibank N.A., dated 02/29/12, due 03/01/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/42, market value $81,600,001 (repurchase proceeds $80,000,422)	80,000,000	80,000,000
Repurchase agreement with Credit Suisse First Boston, dated 02/29/12, due 04/27/12 at 0.510%, collateralized by corporate bonds with various maturities to 01/24/22, market value $183,754,609 (repurchase proceeds $175,143,792)	175,000,000	175,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/29/12, due 03/01/12 at 0.320%, collateralized by corporate bonds with various maturities to 11/15/40, market value $116,601,473 (repurchase proceeds $106,000,942)	106,000,000	106,000,000
Repurchase agreement with Goldman Sachs, dated 02/29/12, due 03/01/12 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/42, market value $102,000,510 (repurchase proceeds $100,000,500)	100,000,000	100,000,000
Repurchase agreement with Goldman Sachs, dated 02/29/12, due 03/07/12 at 0.210%, collateralized by U.S. Treasury obligations with various maturities to 01/15/29, market value $198,901,210 (repurchase proceeds $195,007,963)	195,000,000	195,000,000

	Par ($)	Value ($)
Repurchase agreement with HSBC Securities USA, Inc., dated 02/29/12, due 03/01/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/42, market value $162,180,791 (repurchase proceeds $159,000,839)	159,000,000	159,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/29/12, due 03/01/12 at 0.220%, collateralized by corporate bonds with various maturities to 12/01/21, market value $153,302,079 (repurchase proceeds $146,000,892)	146,000,000	146,000,000
Repurchase agreement with J.P. Morgan Securities, dated 01/06/12, due 03/06/12 at 0.530%, collateralized by corporate bonds with various maturities to 03/15/21, market value $10,500,333 (repurchase proceeds $10,008,833)	10,000,000	10,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/28/12, due 03/06/12 at 0.270%, collateralized by corporate bonds with various maturities to 11/01/21, market value $75,605,139 (repurchase proceeds $72,003,780)	72,000,000	72,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/29/12, due 03/01/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 01/03/50, market value $162,184,376 (repurchase proceeds $159,000,839)	159,000,000	159,000,000

See Accompanying Notes to Financial Statements.

9

BofA Cash Reserves

February 29, 2012 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Securities, dated 02/29/12, due 03/01/12 at 0.270%, collateralized by corporate bonds with various maturities to 01/15/22, market value $187,951,755 (repurchase proceeds $179,001,343)	179,000,000	179,000,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 02/29/12, due 03/01/12 at 0.250%, collateralized by corporate bonds with various maturities to 08/15/28, market value $303,342,137 (repurchase proceeds $295,002,049)	295,000,000	295,000,000
Repurchase agreement with RBC Capital Markets, dated 02/06/12, due 05/07/12 at 0.590%, collateralized by corporate bonds with various maturities to 01/15/22, market value $157,500,000 (repurchase proceeds $150,223,708)	150,000,000	150,000,000
Repurchase agreement with RBC Capital Markets, dated 02/29/12, due 03/01/12 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/42, market value $162,180,000 (repurchase proceeds $159,000,795)	159,000,000	159,000,000
Repurchase agreement with RBC Capital Markets, dated 02/29/12, due 03/01/12 at 0.220%, collateralized by certificates of deposit and commercial paper with various maturities to 02/16/21, market value $103,000,000 (repurchase proceeds $100,000,611)	100,000,000	100,000,000

	Par ($)	Value ($)
Repurchase agreement with TD USA Securities, Inc., dated 02/29/12, due 03/01/12 at 0.200%, collateralized by corporate bonds with various maturities to 10/09/12, market value $153,005,856 (repurchase proceeds $146,000,811)	146,000,000	146,000,000
Repurchase agreement with Wells Fargo, dated 02/29/12, due 03/01/12 at 0.220%, collateralized by corporate bonds and commercial paper with various maturities to 08/23/21, market value $177,113,846 (repurchase proceeds $169,001,033)	169,000,000	169,000,000
Repurchase agreement with Wells Fargo, dated 02/29/12, due 03/01/12 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/41, market value $162,180,000 (repurchase proceeds $159,000,795)	159,000,000	159,000,000
Total Repurchase Agreements (cost of $2,604,000,000)		2,604,000,000
Total Investments – 100.3% (cost of $11,825,558,791) (g)		11,825,558,791
Other Assets & Liabilities, Net – (0.3)%		(31,359,032)
Net Assets – 100.0%		11,794,199,759

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities, which are not illiquid, amounted to $3,888,992,080 or 33.0% of net assets for the Fund.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2012.

(d)  Parenthetical date represents the effective maturity date for the security.

See Accompanying Notes to Financial Statements.

10

BofA Cash Reserves

February 29, 2012 (Unaudited)

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2012.

(f)  The rate shown represents the annualized yield at the date of purchase.

(g)  Cost for federal income tax purposes is $11,825,558,791.

The following table summarizes the inputs used, as of February 29, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$2,898,723,299	$—	$2,898,723,299
Total Asset-Backed Commercial Paper	—	2,319,792,665	—	2,319,792,665
Total Commercial Paper	—	1,898,022,041	—	1,898,022,041
Total Municipal Bonds	—	1,078,960,000	—	1,078,960,000
Total Government & Agency Obligations	—	531,312,064	—	531,312,064
Total Time Deposits	—	491,939,000	—	491,939,000
Total Corporate Bond	—	2,809,722	—	2,809,722
Total Repurchase Agreements	—	2,604,000,000	—	2,604,000,000
Total Investments	$—	$11,825,558,791	$—	$11,825,558,791

  The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

  For the six months ended February 29, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

  For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 29, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	24.6
Asset-Backed Commercial Paper	19.7
Commercial Paper	16.1
Municipal Bonds	9.1
Government & Agency Obligations	4.5
Time Deposits	4.2
Corporate Bond	0.0	*
	78.2
Repurchase Agreements	22.1
Other Assets & Liabilities, Net	(0.3)
	100.0

* Represents less than 0.1%.

Acronym	Name
AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

Putters	Puttable Tax-Exempt Receipts

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – BofA Cash Reserves
February 29, 2012 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	9,221,558,791
	Repurchase agreements, at amortized cost approximating value	2,604,000,000
	Total investments, at value	11,825,558,791
	Cash	704
	Receivable for:
	Fund shares sold	197,054
	Interest	3,724,152
	Expense reimbursement due from investment advisor	102,383
	Trustees' deferred compensation plan	98,676
	Prepaid expenses	298,504
	Total Assets	11,829,980,264
Liabilities	Payable for:
	Investments purchased	31,630,000
	Fund shares repurchased	214,948
	Distributions	438,408
	Investment advisory fee	1,283,467
	Administration fee	330,591
	Pricing and bookkeeping fees	30,018
	Transfer agent fee	273,638
	Trustees' fees	200,547
	Custody fee	88,583
	Reports to shareholders	543,137
	Distribution and service fees	486,669
	Shareholder administration fees	97,928
	Chief compliance officer expenses	6,097
	Trustees' deferred compensation plan	98,676
	Other liabilities	57,798
	Total Liabilities	35,780,505
	Net Assets	11,794,199,759
Net Assets Consist of	Paid-in capital	11,792,164,889
	Undistributed net investment income	4,548,580
	Accumulated net realized loss	(2,513,710)
	Net Assets	11,794,199,759

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities (continued) – BofA Cash Reserves
February 29, 2012 (Unaudited)

Adviser Class Shares	Net assets	$1,871,795,455
	Shares outstanding	1,871,741,746
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$6,416,342,145
	Shares outstanding	6,416,164,011
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,294,188,175
	Shares outstanding	1,294,153,671
	Net asset value per share	$1.00
Institutional Capital Shares (1)	Net assets	$386,286,431
	Shares outstanding	386,275,813
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$846,003,203
	Shares outstanding	845,978,321
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$23,850,442
	Shares outstanding	23,849,789
	Net asset value per share	$1.00
Investor II Class Shares (2)	Net assets	$33,450,741
	Shares outstanding	33,449,841
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$139,387,406
	Shares outstanding	139,383,805
	Net asset value per share	$1.00
Marsico Shares	Net assets	$8,952,066
	Shares outstanding	8,951,826
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$773,943,695
	Shares outstanding	773,923,217
	Net asset value per share	$1.00

(1)  On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund.

(2)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and Class C shares converted into Investor II Class shares.

See Accompanying Notes to Financial Statements.

13

Statement of Operations – BofA Cash Reserves
For the Six Months Ended February 29, 2012 (Unaudited)

		($)
Investment Income	Interest	18,329,809
Expenses	Investment advisory fee	8,330,149
	Administration fee	5,483,433
	Distribution fee:
	Class B Shares	3,055
	Class C Shares	2,486
	Daily Class Shares	2,550,633
	Investor Class Shares	12,892
	Investor II Class Shares	17,746
	Service fee:
	Adviser Class Shares	2,350,838
	Class B Shares	1,019
	Class C Shares	829
	Daily Class Shares	1,821,880
	Investor Class Shares	32,229
	Investor II Class Shares	44,456
	Liquidity Class Shares	157,072
	Marsico Shares	13,324
	Shareholder administration fee:
	Class B Shares	407
	Class C Shares	331
	Institutional Class Shares	197,288
	Investor II Class Shares	17,654
	Marsico Shares	5,096
	Trust Class Shares	378,807
	Transfer agent fee	314,808
	Pricing and bookkeeping fees	95,671
	Trustees' fees	79,094
	Custody fee	167,544
	Chief compliance officer expenses	14,689
	Other expenses	1,000,438
	Total Expenses	23,093,868
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(4,373,113)
	Fees waived by distributor:
	Adviser Class Shares	(1,133,495)
	Class B Shares	(4,117)
	Class C Shares	(3,351)
	Daily Class Shares	(3,439,645)
	Investor Class Shares	(28,439)
	Investor II Class Shares	(56,717)
	Liquidity Class Shares	(80,433)
	Marsico Shares	(11,670)
	Trust Class Shares	(13,461)
	Expense reductions	(15)
	Net Expenses	13,949,412
	Net Investment Income	4,380,397
	Net realized gain on investments	29,426
	Net Increase Resulting from Operations	4,409,823

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – BofA Cash Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	4,380,397	8,095,580
	Net realized gain on investments	29,426	231,139
	Net increase resulting from operations	4,409,823	8,326,719
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(3,559,413)	(6,519,706)
	Class Z Shares	(25,696)	(442,021)
	Institutional Capital Shares	(209,807)	—
	Institutional Class Shares	(443,918)	(957,527)
	Liquidity Class Shares	(6,959)	(3,115)
	Trust Class Shares	(134,604)	(173,420)
	Total distributions to shareholders	(4,380,397)	(8,095,789)
	Net Capital Stock Transactions	1,214,123,410	(11,019,836,995)
	Total increase (decrease) in net assets	1,214,152,836	(11,019,606,065)
Net Assets	Beginning of period	10,580,046,923	21,599,652,988
	End of period	11,794,199,759	10,580,046,923
	Undistributed net investment income at end of period	4,548,580	4,548,580

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	4,989,382,505	4,989,382,505	9,483,145,932	9,483,145,932
Redemptions	(5,081,718,366)	(5,081,718,367)	(11,881,199,893)	(11,881,199,893)
Net decrease	(92,335,861)	(92,335,862)	(2,398,053,961)	(2,398,053,961)
Capital Class Shares
Subscriptions	14,608,957,350	14,608,957,350	27,144,938,217	27,144,938,217
Distributions reinvested	1,706,732	1,706,732	2,937,057	2,937,057
Redemptions	(12,832,821,872)	(12,832,821,872)	(29,258,503,274)	(29,258,503,274)
Net increase (decrease)	1,777,842,210	1,777,842,210	(2,110,628,000)	(2,110,628,000)
Class B Shares
Conversion (See Note 1)	(4,863,266)	(4,863,266)	—	—
Redemptions	(194,762)	(194,762)	(6,571,952)	(6,571,952)
Net decrease	(5,058,028)	(5,058,028)	(6,571,952)	(6,571,952)
Class C Shares
Conversion (See Note 1)	(3,911,796)	(3,911,796)	—	—
Distributions reinvested	—	—	19,419	19,419
Redemptions	(188,430)	(188,430)	(4,624,127)	(4,624,127)
Net decrease	(4,100,226)	(4,100,226)	(4,604,708)	(4,604,708)
Class Z Shares
Subscriptions	2,442,512	2,442,512	66,472,467	66,472,467
Conversion (See Note 1)	(348,148,494)	(348,148,494)	—	—
Distributions reinvested	—	—	430,496	430,496
Redemptions	(7,986,933)	(7,986,933)	(149,409,718)	(149,409,718)
Net decrease	(353,692,915)	(353,692,915)	(82,506,755)	(82,506,755)
Daily Class Shares
Subscriptions	23,545,319	23,545,319	1,660,789,491	1,660,789,491
Redemptions	(402,082,659)	(402,082,660)	(7,085,231,607)	(7,085,231,607)
Net decrease	(378,537,340)	(378,537,341)	(5,424,442,116)	(5,424,442,116)
Institutional Capital Shares
Subscriptions	87,909,103	87,909,103	—	—
Conversion (See Note 1)	348,148,494	348,148,494	—	—
Distributions reinvested	192,907	192,907	—	—
Redemptions	(49,974,691)	(49,974,691)	—	—
Net increase	386,275,813	386,275,813	—	—
Institutional Class Shares
Subscriptions	1,443,586,359	1,443,586,359	6,288,641,628	6,288,641,628
Distributions reinvested	397,560	397,560	707,879	707,879
Redemptions	(1,595,359,741)	(1,595,359,741)	(6,964,264,202)	(6,964,264,202)
Net decrease	(151,375,822)	(151,375,822)	(674,914,695)	(674,914,695)

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Investor Class Shares
Subscriptions	2,944,631	2,944,631	45,373,746	45,373,746
Redemptions	(9,801,126)	(9,801,126)	(85,246,486)	(85,246,486)
Net decrease	(6,856,495)	(6,856,495)	(39,872,740)	(39,872,740)
Investor II Class Shares (1)
Subscriptions	603,020	603,020	6,339,021	6,339,021
Conversion (See Note 1)	8,775,062	8,775,062	—	—
Redemptions	(7,172,318)	(7,172,318)	(31,460,118)	(31,460,118)
Net increase (decrease)	2,205,764	2,205,764	(25,061,097)	(25,061,097)
Liquidity Class Shares
Subscriptions	143,203,972	143,203,972	253,944,365	253,944,365
Distributions reinvested	6,956	6,956	3,032	3,032
Redemptions	(120,364,240)	(120,364,240)	(312,073,960)	(312,073,960)
Net increase (decrease)	22,846,688	22,846,688	(58,126,563)	(58,126,563)
Marsico Shares
Subscriptions	1,639,009	1,639,009	6,266,182	6,266,182
Redemptions	(4,034,646)	(4,034,646)	(9,027,914)	(9,027,914)
Net decrease	(2,395,637)	(2,395,637)	(2,761,732)	(2,761,732)
Trust Class Shares
Subscriptions	415,019,329	415,019,329	1,094,074,671	1,094,074,671
Distributions reinvested	5,567	5,567	7,342	7,342
Redemptions	(395,719,635)	(395,719,635)	(1,286,374,689)	(1,286,374,689)
Net increase (decrease)	19,305,261	19,305,261	(192,292,676)	(192,292,676)

(1)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Adviser Class Shares	2012		2011 (a)	2010 (b)(c)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	0.01		0.03		0.05
Net realized loss on investments and Capital Support Agreement	—	(d)	— (d)	— (e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	— (d)	— (e)	0.01		0.03		0.05
Less Distributions to Shareholders:
From net investment income	—		—	—	(0.01)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.00%	0.89	%(i)	3.46	%(i)	5.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.33	%(k)	0.32%	0.34%	0.50%		0.45%		0.45%
Waiver/Reimbursement	0.20	%(k)	0.21%	0.19%	0.06%		0.05%		0.06%
Net investment income (j)	—		—	—	1.03%		3.51%		4.92%
Net assets, end of period (000s)	$1,871,795		$1,964,131	$4,362,143	$6,761,914		$13,868,350		$18,357,646

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.35)% and 2.47%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Capital Class Shares	2012		2011 (a)	2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001		0.001	—	(e)	0.01		0.04		0.05
Net realized loss on investments and Capital Support Agreement	—	(d)	— (d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	0.001		0.001	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.001)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.07	%(h)	0.11%	0.13%		1.13	%(i)	3.72	%(i)	5.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20	%(k)	0.20%	0.21%		0.26%		0.20%		0.20%
Waiver/Reimbursement	0.08	%(k)	0.08%	0.07%		0.05%		0.05%		0.06%
Net investment income (j)	0.13	%(k)	0.11%	0.13%		1.10%		3.76%		5.17%
Net assets, end of period (000s)	$6,416,342		$4,638,454	$6,748,972		$9,410,196		$10,543,052		$13,992,967

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Daily Class Shares	2012		2011 (a)	2010 (b)(c)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	0.01		0.03		0.05
Net realized loss on investments and Capital Support Agreement	—	(d)	— (d)	— (e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	— (d)	— (e)	0.01		0.03		0.05
Less Distributions to Shareholders:
From net investment income	—		—	—	(0.01)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.00%	0.65	%(i)	3.10	%(i)	4.67%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.33	%(k)	0.32%	0.34%	0.75%		0.80%		0.80%
Waiver/Reimbursement	0.55	%(k)	0.56%	0.54%	0.16%		0.05%		0.06%
Net investment income (j)	—		—	—	0.71%		3.07%		4.57%
Net assets, end of period (000s)	$1,294,188		$1,672,737	$7,097,157	$12,642,466		$17,730,933		$20,080,558

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.59)% and 2.12%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Institutional Capital Shares	2012 (a)		2011 (b)	2010 (c)(d)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001		0.001	—	(f)	0.01		0.04		0.05
Net realized loss on investments and Capital Support Agreement	—	(e)	— (e)	—	(f)	—	(f)	—	(f)	— (f)
Total from investment operations	0.001		0.001	—	(f)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.001)	—	(f)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.07	%(i)	0.11%	0.13%		1.13	%(j)	3.72	%(j)	5.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.20	%(l)	0.20%	0.21%		0.26%		0.20%		0.20%
Waiver/Reimbursement	0.08	%(l)	0.08%	0.07%		0.05%		0.05%		0.06%
Net investment income (k)	0.13	%(l)	0.11%	0.13%		1.15%		3.67%		5.18%
Net assets, end of period (000s)	$386,286		$353,702	$436,201		$610,474		$674,440		$707,426

(a)  On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The financial information of the Fund's Institutional Capital shares prior to this conversion is that of the Class Z shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(d)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Institutional Class Shares	2012		2011 (a)	2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001		0.001	—	(e)	0.01		0.04		0.05
Net realized loss on investments and Capital Support Agreement	—	(d)	— (d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	0.001		0.001	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.001)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.05	%(h)	0.07%	0.09%		1.09	%(i)	3.68	%(i)	5.25%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.24	%(k)	0.24%	0.25%		0.30%		0.24%		0.24%
Waiver/Reimbursement	0.08	%(k)	0.08%	0.07%		0.05%		0.05%		0.06%
Net investment income (j)	0.09	%(k)	0.08%	0.09%		1.20%		3.79%		5.13%
Net assets, end of period (000s)	$846,003		$997,386	$1,672,273		$2,349,743		$4,450,313		$6,919,396

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.15)% and 2.69%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Investor Class Shares	2012		2011 (a)	2010 (b)(c)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	0.01		0.03		0.05
Net realized loss on investments and Capital Support Agreement	—	(d)	— (d)	— (e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	— (d)	— (e)	0.01		0.03		0.05
Less Distributions to Shareholders:
From net investment income	—		—	—	(0.01)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.00%	0.81	%(i)	3.36	%(i)	4.93%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.33	%(k)	0.32%	0.33%	0.59%		0.55%		0.55%
Waiver/Reimbursement	0.30	%(k)	0.31%	0.30%	0.07%		0.05%		0.06%
Net investment income (j)	—		—	—	0.91%		3.43%		4.82%
Net assets, end of period (000s)	$23,850		$30,707	$70,579	$380,937		$696,449		$1,111,861

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Investor II Class Shares	2012 (a)		2011 (b)	2010 (c)(d)	2009		2008		2007 (e)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	0.01		0.03		0.05
Net realized loss on investments and Capital Support Agreement	—	(f)	— (f)	— (g)	—	(g)	—	(g)	— (g)
Total from investment operations	—	(f)	— (f)	— (g)	0.01		0.03		0.05
Less Distributions to Shareholders:
From net investment income	—		—	—	(0.01)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (h)(i)	0.00	%(j)	0.00%	0.00%	0.74	%(k)(l)	3.26	%(k)(l)	4.83%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (m)	0.33	%(n)	0.32%	0.33%	0.66%		0.65%		0.65%
Waiver/Reimbursement	0.40	%(n)	0.41%	0.40%	0.10%		0.05%		0.06%
Net investment income (m)	—		—	—	0.94	%(l)	3.03	%(l)	4.73%
Net assets, end of period (000s)	$33,451		$31,245	$56,305	$382,035		$692,142		$391,997

(a)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and Class C shares converted into Investor II Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(e)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(f)  Rounds to less than $0.001 per share.

(g)  Rounds to less than $0.01 per share.

(h)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(i)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.50)% and 2.27%, respectively.

(l)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

(n)  Annualized.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Liquidity Class Shares	2012		2011 (a)		2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001		—	(d)	—	(e)	0.01		0.04		0.05
Net realized loss on investments and Capital Support Agreement	—	(d)	—	(d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	0.001		—	(d)	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	(0.001)		—	(d)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.00	%(i)	0.01%		0.98	%(j)	3.57	%(j)	5.14%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.32	%(l)	0.31%		0.33%		0.41%		0.35%		0.35%
Waiver/Reimbursement	0.21	%(l)	0.22%		0.20%		0.15%		0.15%		0.16%
Net investment income (k)	0.01	%(l)	—	%(i)	0.01%		1.07%		3.64%		5.02%
Net assets, end of period (000s)	$139,387		$116,540		$174,664		$463,145		$811,513		$1,220,566

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.26)% and 2.58%, respectively.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Marsico Shares	2012		2011 (a)	2010 (b)(c)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	0.01		0.03		0.05
Net realized loss on investments and Capital Support Agreement	—	(d)	— (d)	— (e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	— (d)	— (e)	0.01		0.03		0.05
Less Distributions to Shareholders:
From net investment income	—		—	—	(0.01)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.00%	0.81	%(i)	3.36	%(i)(j)	4.93%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.33	%(l)	0.31%	0.34%	0.58%		0.55%		0.55%
Waiver/Reimbursement	0.30	%(l)	0.32%	0.29%	0.08%		0.05%		0.06%
Net investment income (k)	—		—	—	0.84%		3.15	%(j)	4.82%
Net assets, end of period (000s)	$8,952		$11,348	$14,109	$18,497		$22,075		$12,947

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.
(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Trust Class Shares	2012		2011 (a)		2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(e)	0.01		0.04		0.05
Net realized loss on investments and Capital Support Agreement	—	(d)	—	(d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(d)	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.02	%(h)	0.02%		0.04%		1.03	%(i)	3.62	%(i)	5.19%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.30	%(k)	0.29%		0.30%		0.36%		0.30%		0.30%
Waiver/Reimbursement	0.08	%(k)	0.09%		0.08%		0.05%		0.05%		0.06%
Net investment income (j)	0.04	%(k)	0.02%		0.04%		1.14%		3.72%		5.07%
Net assets, end of period (000s)	$773,944		$754,638		$946,914		$934,916		$1,721,466		$2,737,087

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.21)% and 2.63%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

27

Notes to Financial Statements – BofA Cash Reserves
February 29, 2012 (Unaudited)

Note 1. Organization

BofA Cash Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class, Marsico and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and Class C shares converted into Investor II Class shares. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

BofA Cash Reserves, February 29, 2012 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement, which may include securities that the Fund is not otherwise directly permitted to purchase. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

29

BofA Cash Reserves, February 29, 2012 (Unaudited)

The tax character of distributions paid during the year ended August 31, 2011 was as follows:

Distributions paid from:
Ordinary Income*	$8,095,789

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$2,539,064

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry-forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry-forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the six months ended February 29, 2012, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the

30

BofA Cash Reserves, February 29, 2012 (Unaudited)

following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 29, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Class B, Class C, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Class B, Class C, Daily Class, Investor Class, Investor II Class, Liquidity Class and Marsico shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Class B Shares*	0.75%	0.75%
Class C Shares*	0.75%	0.75%
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%**	0.25	%***
Servicing Plans:
Adviser Class Shares	0.25%	0.25%
Class B Shares*	0.25%	0.25%
Class C Shares*	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%**	0.25	%***
Marsico shares	0.25%	0.25%

*  On October 1, 2011, Class B shares and Class C shares converted into Investor II Class shares.

**  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31,

31

BofA Cash Reserves, February 29, 2012 (Unaudited)

2012 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012.

***  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class B, Class C, Institutional Class, Investor II Class, Marsico and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class B Shares*	0.10%	0.10%
Class C Shares*	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Marsico Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

*  On October 1, 2011, Class B shares and Class C shares converted into Investor II Class shares.

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 29, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the period ended
2015	2014	2013	2012	recovery	02/29/2012
$4,373,113	$11,280,667	$19,267,225	$23,852,318	$58,773,323	$—

32

BofA Cash Reserves, February 29, 2012 (Unaudited)

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balance owed to be paid out of Fund assets on or about March 1, 2012.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 29, 2012, these custody credits reduced total expenses by $15 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 29, 2012, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of February 29, 2012, the Fund had one shareholder account that held 86.3% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of February 29, 2012, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities.

33

BofA Cash Reserves, February 29, 2012 (Unaudited)

The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

34

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 29-30, 2011, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2011 for review and discussion of the materials described below. The Board also receives performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee also met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

35

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper"), an independent provider of investment company data, to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds as determined by Lipper (the "Universe"). In addition, for the state-specific Funds, the Board also reviewed comparisons of their fees to the expense information for a Peer Group of funds that concentrate their investments in the same state. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group(s) and Universe. For certain Funds, Lipper determined that the composition of the Peer Group for expenses would differ from the composition for performance. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Cash Reserves, the Board received information showing that such Fund's Contractual Management Rate and Actual Management Rate were above the median range of its Peer Group. The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in approving the Advisory Agreement for the Fund.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as, for the state-specific Funds, the performance information for a Peer Group of funds that concentrate their investments in the same state. The Board also considered information provided by BoAA comparing the Funds' performance to that of subsets of the iMoneyNet category peers, which include funds that are viewed by BoAA as direct competitive peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds generally underperformed their peers in the more recent periods, but considered such underperformance in the context of BoAA's overall investment approach which emphasizes liquidity and capital preservation.

The Board considered the investment performance of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Cash Reserves, the Board received information showing that the net return investment performance of certain classes of BofA Cash Reserves was below the median range of such Fund's Peer Group over all periods. The Board generally noted other applicable factors, such as stronger relative net return performance of other classes or over other periods, the

36

relatively tight dispersion of performance data within a particular Peer Group, the Fund's Actual Management Rate, Contractual Management Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the Peer Group comparisons, comparisons to subsets of funds and BoAA's emphasis on liquidity and capital preservation in approving the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviews reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

37

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Cash Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 29 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

41

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Cash Reserves

Semiannual Report, February 29, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/222908-0212 (04/12)

BofATM Funds

Semiannual Report

February 29, 2012

BofA Government Plus Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	5

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	19

Board Consideration and Re-Approval of Investment Advisory Agreement	25

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Plus Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.30	0.70	0.70	0.14
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.30	0.70	0.70	0.14
Daily Class Shares (1)	1,000.00	1,000.00	1,000.00	1,024.43	0.57	0.58	0.14
Institutional Capital Shares (2)	1,000.00	1,000.00	1,000.00	1,024.30	0.70	0.70	0.14
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.30	0.70	0.70	0.14
Investor Class Shares (1)	1,000.00	1,000.00	1,000.00	1,024.43	0.57	0.58	0.14
Investor II Class Shares (1)	1,000.00	1,000.00	1,000.00	1,024.43	0.57	0.58	0.14
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.30	0.70	0.70	0.14
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.30	0.70	0.70	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(1) Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account valued over the period, then multiplied by 150/366 (to reflect the period shown of October 3, 2011 to February 29, 2012).

(2) After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

1

Investment Portfolio – BofA Government Plus Reserves

February 29, 2012 (Unaudited)

Government & Agency Obligations – 38.3%
	Par ($)	Value ($)
U.S. Government Agencies – 26.1%
Federal Farm Credit Bank
0.174% 10/26/12 (03/26/12) (a)(b)	2,000,000	1,999,607
0.184% 09/27/13 (03/27/12) (a)(b)	6,000,000	5,998,568
0.194% 11/29/12 (03/29/12) (a)(b)	6,000,000	5,999,090
0.194% 07/29/13 (03/29/12) (a)(b)	150,000	149,786
0.226% 03/21/12 (a)	7,000,000	6,999,961
0.238% 08/01/13 (03/01/12) (a)(b)	4,000,000	3,998,866
0.240% 11/26/12 (03/01/12) (a)(b)	6,000,000	6,000,000
0.240% 02/01/13 (05/01/12) (a)(b)	1,500,000	1,499,720
0.264% 11/13/12 (03/13/12) (a)(b)	2,163,000	2,163,562
0.274% 10/12/12 (03/12/12) (a)(b)	500,000	500,188
0.274% 12/13/12 (03/13/12) (a)(b)	1,686,000	1,686,672
0.275% 01/10/13 (03/10/12) (a)(b)	4,400,000	4,399,423
0.283% 11/05/12 (03/05/12) (a)(b)	310,000	310,086
0.300% 05/03/13 (05/03/12) (a)(b)	590,000	590,351
0.300% 11/27/13 (03/01/12) (a)(b)	6,500,000	6,500,000
0.368% 10/01/12 (03/01/12) (a)(b)	1,000,000	1,000,833
0.477% 02/07/13 (05/07/12) (a)(b)	2,000,000	1,999,850
0.480% 03/22/13 (03/22/12) (a)(b)	3,000,000	2,999,983
0.500% 07/10/12	1,000,000	1,001,138
0.505% 01/25/13 (04/25/12) (a)(b)	1,122,000	1,122,097
0.950% 03/05/12	2,116,000	2,116,177
2.250% 04/24/12	555,000	556,718
Federal Home Loan Bank
0.085% 03/23/12 (c)	1,000,000	999,948
0.095% 04/09/12 (c)	6,500,000	6,499,331
0.150% 04/16/12 (c)	2,425,000	2,424,930
0.194% 10/25/12 (03/25/12) (a)(b)	3,000,000	2,999,605
0.194% 11/26/12 (03/26/12) (a)(b)	14,500,000	14,497,821

	Par ($)	Value ($)
0.200% 11/29/12	400,000	400,172
1.625% 11/21/12	150,000	151,598
2.250% 04/13/12	2,510,000	2,516,191
Federal Home Loan Mortgage Corp.
0.115% 04/03/12 (c)	12,000,000	11,998,735
0.175% 10/03/12 (c)	375,000	374,606
0.196% 06/17/13 (03/17/12) (a)(b)	2,000,000	1,998,691
0.205% 11/02/12 (03/02/12) (a)(b)	1,600,000	1,599,789
0.206% 03/21/13 (03/21/12) (a)(b)	4,000,000	3,997,865
0.213% 02/04/13 (03/04/12) (a)(b)	8,000,000	7,996,209
0.214% 06/03/13 (03/03/12) (a)(b)	1,500,000	1,499,238
0.215% 08/10/12 (03/10/12) (a)(b)	7,900,000	7,898,586
0.234% 04/03/12 (03/03/12) (a)(b)	3,352,000	3,352,032
0.240% 10/12/12 (03/01/12) (a)(b)	467,000	466,942
0.400% 11/18/13 (03/02/12) (a)(b)	5,000,000	4,999,142
Federal National Mortgage Association
0.130% 03/30/12 (c)	3,000,000	2,999,686
0.276% 12/20/12 (03/20/12) (a)(b)	3,000,000	2,999,511
0.300% 11/23/12 (03/02/12) (a)(b)	315,000	315,093
0.340% 10/17/13 (03/01/12) (a)(b)	3,000,000	2,999,006
0.400% 02/01/13 (05/01/12) (a)(b)	3,050,000	3,049,582
0.405% 05/17/13 (05/17/12) (a)(b)	57,000	57,024
1.875% 04/20/12	3,000,000	3,006,892
4.750% 11/19/12	1,250,000	1,291,316
Tennessee Valley Authority
7.140% 05/23/12	550,000	558,855
U.S. Government Agencies Total		153,541,072
U.S. Government Obligations – 12.2%
U.S. Treasury Note
0.375% 10/31/12	500,000	500,908
0.500% 11/30/12	1,000,000	1,002,621
1.000% 04/30/12	17,500,000	17,525,976
1.125% 12/15/12	3,000,000	3,022,891
1.375% 09/15/12	14,000,000	14,092,052

See Accompanying Notes to Financial Statements.

2

BofA Government Plus Reserves

February 29, 2012 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
1.375% 10/15/12	8,000,000	8,061,542
1.375% 11/15/12	7,300,000	7,363,063
1.375% 01/15/13	7,500,000	7,580,810
1.500% 07/15/12	3,000,000	3,015,658
3.875% 10/31/12	3,000,000	3,075,084
4.500% 03/31/12	1,700,000	1,706,168
4.625% 07/31/12	5,000,000	5,093,516
U.S. Government Obligations Total		72,040,289
Total Government & Agency Obligations (cost of $225,581,361)		225,581,361
Repurchase Agreements – 61.7%
Repurchase agreement with Barclays Capital, dated 01/17/12, due 04/16/12 at 0.150%, collateralized by a U.S. Government Agency obligation maturing 07/01/35, market value $9,996,000 (repurchase proceeds $9,803,675)	9,800,000	9,800,000
Repurchase agreement with Barclays Capital, dated 02/29/12, due 03/01/12 at 0.210%, collateralized by a U.S. Government Agency obligation maturing 08/25/16, market value $17,170,430 (repurchase proceeds $16,833,098)	16,833,000	16,833,000
Repurchase agreement with BNP Paribas, dated 02/29/12, due 03/01/12 at 0.190%, collateralized by a corporate bond maturing 04/30/12, market value $22,660,001 (repurchase proceeds $22,000,116)	22,000,000	22,000,000
Repurchase agreement with Credit Suisse First Boston, dated 02/28/12, due 05/29/12 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 01/20/42, market value $7,651,560 (repurchase proceeds $7,503,602)	7,500,000	7,500,000

	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs, dated 02/29/12, due 03/01/12 at 0.190%, collateralized by a corporate bond maturing 06/04/12, market value $28,840,153 (repurchase proceeds $28,000,148)	28,000,000	28,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/29/12, due 03/01/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/42, market value $102,003,983 (repurchase proceeds $100,000,528)	100,000,000	100,000,000
Repurchase agreement with RBC Capital Markets, dated 02/29/12, due 03/01/12 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/40, market value $102,000,000 (repurchase proceeds $100,000,500)	100,000,000	100,000,000
Repurchase agreement with UBS Securities LLC, dated 02/29/12, due 03/01/12 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/42, market value $71,400,001 (repurchase proceeds $70,000,389)	70,000,000	70,000,000

See Accompanying Notes to Financial Statements.

3

BofA Government Plus Reserves

February 29, 2012 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with UBS Securities LLC, dated 02/29/12, due 03/01/12 at 0.220%, collateralized by U.S. Government Agency obligations and corporate bonds with various maturities to 12/27/18, market value $10,280,189 (repurchase proceeds $10,000,061)	10,000,000	10,000,000
Total Repurchase Agreements (cost of $364,133,000)		364,133,000
Total Investments – 100.0% (cost of $589,714,361) (d)		589,714,361
Other Assets & Liabilities, Net – 0.0%		280,852
Net Assets – 100.0%		589,995,213

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2012.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Cost for federal income tax purposes is $589,714,361.

The following table summarizes the inputs used, as of February 29, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$225,581,361	$—	$225,581,361
Total Repurchase Agreements	—	364,133,000	—	364,133,000
Total Investments	$—	$589,714,361	$—	$589,714,361

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 29, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 29, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	38.3
Repurchase Agreements	61.7
	100.0
Other Assets & Liabilities, Net	0.0	*
	100.0

*  Represents less than 0.1%.

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – BofA Government Plus Reserves
February 29, 2012 (Unaudited)

		($)
Assets	Repurchase agreements, at amortized cost approximating value	364,133,000
	Investments, at amortized cost approximating value	225,581,361
	Total investments, at value	589,714,361
	Cash	51
	Receivable for:
	Interest	442,332
	Expense reimbursement due from investment advisor	15,413
	Trustees' deferred compensation plan	38,153
	Prepaid expenses	21,653
	Total Assets	590,231,963
Liabilities	Payable for:
	Distributions	3
	Investment advisory fee	46,052
	Pricing and bookkeeping fees	13,017
	Transfer agent fee	10,039
	Trustees' fees	30,137
	Legal fee	51,309
	Custody fee	9,331
	Chief compliance officer expenses	1,378
	Trustees' deferred compensation plan	38,153
	Other liabilities	37,331
	Total Liabilities	236,750
	Net Assets	589,995,213
Net Assets Consist of	Paid-in capital	589,998,898
	Overdistributed net investment income	(3,685)
	Net Assets	589,995,213

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities (continued) – BofA Government Plus Reserves
February 29, 2012 (Unaudited)

Adviser Class Shares	Net assets	$6,036,438
	Shares outstanding	6,036,335
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$401,027,269
	Shares outstanding	401,020,181
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$100,002
	Shares outstanding	100,000
	Net asset value per share	$1.00
Institutional Capital Shares (1)	Net assets	$56,625,104
	Shares outstanding	56,624,127
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$44,281,499
	Shares outstanding	44,280,721
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$100,002
	Shares outstanding	100,000
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$100,012
	Shares outstanding	100,010
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,137,554
	Shares outstanding	5,137,465
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$76,587,333
	Shares outstanding	76,586,012
	Net asset value per share	$1.00

(1)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

See Accompanying Notes to Financial Statements.

6

Statement of Operations – BofA Government Plus Reserves
For the Six Months Ended February 29, 2012 (Unaudited)

		($)
Investment Income	Interest	450,531
Expenses	Investment advisory fee	576,080
	Administration fee	147,895
	Distribution fee:
	Daily Class Shares (1)	144
	Investor Class Shares (1)	41
	Investor II Class Shares (1)	41
	Service fee:
	Adviser Class Shares	6,311
	Daily Class Shares (1)	102
	Investor Class Shares (1)	102
	Investor II Class Shares (1)	102
	Liquidity Class Shares	6,386
	Retail A Shares	291
	Shareholder administration fee:
	Institutional Class Shares	12,923
	Investor II Class Shares (1)	42
	Trust Class Shares	36,792
	Transfer agent fee	16,334
	Pricing and bookkeeping fees	70,983
	Trustees' fees	26,276
	Custody fee	18,930
	Legal fees	70,061
	Chief compliance officer expenses	4,439
	Other expenses	87,786
	Total Expenses	1,082,061
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(568,287)
	Fees waived by distributor:
	Adviser Class Shares	(6,314)
	Daily Class Shares (1)	(244)
	Institutional Class Shares	(13,057)
	Investor Class Shares (1)	(141)
	Investor II Class Shares (1)	(183)
	Liquidity Class Shares	(6,386)
	Retail A Shares	(291)
	Trust Class Shares	(36,785)
	Expense reductions	(1)
	Net Expenses	450,372
	Net Investment Income	159
	Net Increase Resulting from Operations	159

(1)  Commenced operations on October 3, 2011.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – BofA Government Plus Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	159	88,724
	Net realized gain on investments	—	10,399
	Net increase resulting from operations	159	99,123
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(92)	(74,813)
	G-Trust Shares	—	(12,251)
	Institutional Capital Shares	(12)	—
	Institutional Class Shares	—	(1,659)
	Total distributions to shareholders	(104)	(88,723)
	Net Capital Stock Transactions	(125,406,242)	(154,291,176)
	Contribution from advisor	—	325,079
	Total decrease in net assets	(125,406,187)	(153,955,697)
Net Assets	Beginning of period	715,401,400	869,357,097
	End of period	589,995,213	715,401,400
	Overdistributed net investment income at end of period	(3,685)	(3,740)

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	1,659,051	1,659,051	762,600,295	762,600,295
Redemptions	(2,578,237)	(2,578,237)	(839,525,413)	(839,525,413)
Net decrease	(919,186)	(919,186)	(76,925,118)	(76,925,118)
Capital Class Shares
Subscriptions	1,125,895,515	1,125,895,513	2,710,962,237	2,710,962,237
Conversion (See Note 1)	3,542,174	3,542,174	—	—
Distributions reinvested	56	56	19,652	19,652
Redemptions	(1,220,496,506)	(1,220,496,506)	(2,754,086,162)	(2,754,086,162)
Net decrease	(91,058,761)	(91,058,763)	(43,104,273)	(43,104,273)
Daily Class Shares (1)
Subscriptions	100,002	100,002	—	—
Redemptions	(2)	(2)	—	—
Net increase	100,000	100,000	—	—
Institutional Capital Shares (2)
Subscriptions	74,350,288	74,350,289	229,155,373	229,155,373
Distributions reinvested	—	—	874	874
Redemptions	(68,061,877)	(68,061,877)	(256,864,330)	(256,864,330)
Net increase (decrease)	6,288,411	6,288,412	(27,708,083)	(27,708,083)
Institutional Class Shares
Subscriptions	57,364,705	57,364,705	260,393,849	260,393,849
Distributions reinvested	—	—	1,645	1,645
Redemptions	(88,352,542)	(88,352,542)	(238,746,427)	(238,746,427)
Net increase (decrease)	(30,987,837)	(30,987,837)	21,649,067	21,649,067
Investor Class Shares (1)
Subscriptions	100,004	100,004	—	—
Redemptions	(4)	(4)	—	—
Net increase	100,000	100,000	—	—
Investor II Class Shares (1)
Subscriptions	100,011	100,011	—	—
Redemptions	(1)	(1)	—	—
Net increase	100,010	100,010	—	—
Liquidity Class Shares
Subscriptions	—	—	—	—
Redemptions	—	—	—	—
Net increase	—	—	—	—
Retail A Shares
Subscriptions	570	570	41,740	41,740
Conversion (See Note 1)	(3,542,174)	(3,542,174)	—	—
Redemptions	(27,487)	(27,487)	(1,280,625)	(1,280,625)
Net decrease	(3,569,091)	(3,569,091)	(1,238,885)	(1,238,885)
Trust Class Shares
Subscriptions	46,784,608	46,784,608	167,230,566	167,230,566
Redemptions	(52,244,395)	(52,244,395)	(194,194,450)	(194,194,450)
Net decrease	(5,459,787)	(5,459,787)	(26,963,884)	(26,963,884)

(1)  Commenced operations on October 3, 2011.

(2)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Adviser Class Shares	2012		2011		2010 (a)(b)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	0.006		0.032		0.049
Less Distributions to Shareholders:
From net investment income	—		—		—	(0.006)		(0.032)		(0.049)
Increase from Contribution from Advisor	—		—	(c)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (d)(e)	0.00	%(f)	0.00	%(g)	0.00%	0.58	%(h)	3.24	%(h)	4.96%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.14	%(j)	0.22%		0.22%	0.43%		0.45%		0.45%
Waiver/Reimbursement	0.43	%(j)	0.34%		0.31%	0.10%		0.10%		0.13%
Net investment income (i)	—		—		—	0.68	%(h)	2.41	%(h)	4.85%
Net assets, end of period (000s)	$6,036		$6,956		$83,849	$100,232		$156,679		$2,001

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Capital Class Shares	2012 (a)		2011		2010 (b)(c)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	— (d)	0.008	0.034		0.051
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	— (d)	(0.008)	(0.034)		(0.051)
Increase from Contribution from Advisor	—		—	(d)	—	—	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01	%(i)	0.03%	0.80%	3.49	%(j)	5.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.14	%(l)	0.17%		0.19%	0.20%	0.20%		0.20%
Waiver/Reimbursement	0.18	%(l)	0.14%		0.09%	0.08%	0.10%		0.13%
Net investment income (k)	—	%(h)(l)	0.01%		0.03%	0.67%	3.31	%(j)	5.10%
Net assets, end of period (000s)	$401,027		$492,086		$534,988	$1,071,570	$562,837		$339,180

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(c)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout the period is as follows:

Daily Class Shares	(Unaudited) Period Ended February 29, 2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income	—
Less Distributions to Shareholders:
From net investment income	—
Net Asset Value, End of Period	$1.00
Total return (b)(c)	0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.14	%(f)
Waiver/Reimbursement	0.78	%(f)
Net investment income (e)	—
Net assets, end of period (000s)	$100

(a)  Daily Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Institutional Capital Shares	2012 (a)		2011		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	— (d)	0.008	0.034	0.051
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	— (d)	(0.008)	(0.034)	(0.051)
Increase from Contribution from Advisor	—		—	(d)	—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01	%(i)	0.03%	0.80%	3.49%	5.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.14	%(k)	0.18%		0.19%	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.18	%(k)	0.13%		0.09%	0.08%	0.10%	0.13%
Net investment income (j)	—	%(h)(k)	0.02%		0.02%	0.81%	3.45%	5.10%
Net assets, end of period (000s)	$56,625		$50,336		$78,011	$156,431	$189,029	$187,636

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(c)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Institutional Class Shares	2012		2011		2010 (a)(b)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(c)	— (c)	0.008		0.034		0.051
Less Distributions to Shareholders:
From net investment income	—		—	(c)	— (c)	(0.008)		(0.034)		(0.051)
Increase from Contribution from Advisor	—		—	(c)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (d)(e)	0.00	%(f)	0.00	%(g)(h)	0.01%	0.76	%(i)	3.45	%(i)	5.18%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.14	%(k)	0.18%		0.21%	0.24%		0.24%		0.24%
Waiver/Reimbursement	0.22	%(k)	0.17%		0.11%	0.08%		0.10%		0.13%
Net investment income (j)	—		—	%(g)	0.01%	0.58	%(i)	3.24	%(i)	5.06%
Net assets, end of period (000s)	$44,281		$75,270		$53,599	$191,321		$72,527		$50,724

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Rounds to less than 0.01%.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout the period is as follows:

Investor Class Shares	(Unaudited) Period Ended February 29, 2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income	—
Less Distributions to Shareholders:
From net investment income	—
Net Asset Value, End of Period	$1.00
Total return (b)(c)	0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.14	%(f)
Waiver/Reimbursement	0.52	%(f)
Net investment income (e)	—
Net assets, end of period (000s)	$100

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout the period is as follows:

Investor II Class Shares	(Unaudited) Period Ended February 29, 2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income	—
Less Distributions to Shareholders:
From net investment income	—
Net Asset Value, End of Period	$1.00
Total return (b)(c)	0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.14	%(f)
Waiver/Reimbursement	0.63	%(f)
Net investment income (e)	—
Net assets, end of period (000s)	$100

(a)  Investor II Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Liquidity Class Shares	2012		2011		2010 (a)(b)		2009		2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—		—	(c)	0.007		0.033	0.049
Less Distributions to Shareholders:
From net investment income	—		—		—	(c)	(0.007)		(0.033)	(0.049)
Increase from Contribution from Advisor	—		—	(c)	—		—		—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)(e)	0.00	%(f)	0.00	%(g)	0.00%		0.66	%(h)	3.36%	5.03%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.14	%(j)	0.19%		0.22%		0.34%		0.35%	0.35%
Waiver/Reimbursement	0.43	%(j)	0.37%		0.31%		0.19%		0.20%	0.23%
Net investment income (i)	—		—		—	%(k)	0.12	%(h)	3.30%	4.92%
Net assets, end of period (000s)	$5,138		$5,138		$5,136		$5,147		$11	$11

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Trust Class Shares	2012		2011		2010 (a)(b)		2009	2008 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	0.007	0.009
Less Distributions to Shareholders:
From net investment income	—		—		—	(d)	(0.007)	(0.009)
Increase from Contribution from Advisor	—		—	(d)	—		—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.00	%(h)	0.00	%(i)	0.71%	0.94	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.14	%(k)	0.19%		0.21%		0.30%	0.30	%(k)
Waiver/Reimbursement	0.28	%(k)	0.22%		0.17%		0.08%	0.10	%(k)
Net investment income (j)	—		—		—	%(i)	0.62%	2.22	%(k)
Net assets, end of period (000s)	$76,587		$82,047		$108,968		$216,878	$219,620

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Trust Class Shares commenced operations on March 31, 2008.

(d)  Rounds to less than $0.001 per share.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA Government Plus Reserves
February 29, 2012 (Unaudited)

Note 1. Organization

BofA Government Plus Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares. On October 3, 2011, the Daily Class shares, Investor Class shares and Investor II Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

BofA Government Plus Reserves, February 29, 2012 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement, which may include securities that the Fund is not otherwise directly permitted to purchase. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for

20

BofA Government Plus Reserves, February 29, 2012 (Unaudited)

distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2011 was as follows:

Distributions paid from
Ordinary Income*	$88,723

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Capital loss carryforwards of $145,054 were utilized by the Fund during the year ended August 31, 2011.

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry-forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry-forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the six months ended February 29, 2012, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.067%
Over $125 billion	0.020%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative

21

BofA Government Plus Reserves, February 29, 2012 (Unaudited)

services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 29, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Investor Class, Investor II Class, Liquidity Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Servicing Plans:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**
Retail A Shares***	0.10%	0.10%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012. The amount of the waiver is included in the fees waived by shareholder service provider on the Statement of Operations.

**  To the extent that any Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

***  On October 1, 2011, Retail A shares converted into Capital Class shares.

22

BofA Government Plus Reserves, February 29, 2012 (Unaudited)

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time. Effective March 20, 2012, the Distributor and BofA have voluntarily agreed to reimburse expenses, as applicable, in order to maintain a minimum annualized net yield of 0.02% for all classes of the Fund.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balance owed to be paid out of Fund assets on or about March 1, 2012.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These

23

BofA Government Plus Reserves, February 29, 2012 (Unaudited)

credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 29, 2012, these custody credits reduced total expenses by $1 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 29, 2012, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of February 29, 2012, 98.9% of the Fund's shares outstanding were beneficially owned by one shareholder account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

24

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 29-30, 2011, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2011 for review and discussion of the materials described below. The Board also receives performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee also met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

25

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper"), an independent provider of investment company data, to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds as determined by Lipper (the "Universe"). In addition, for the state-specific Funds, the Board also reviewed comparisons of their fees to the expense information for a Peer Group of funds that concentrate their investments in the same state. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group(s) and Universe. For certain Funds, Lipper determined that the composition of the Peer Group for expenses would differ from the composition for performance. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Government Plus Reserves, the Board received information showing that such Fund's Contractual Management Rate and Actual Management Rate were above the median range of its Peer Group. The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in approving the Advisory Agreement for the Fund.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as, for the state-specific Funds, the performance information for a Peer Group of funds that concentrate their investments in the same state. The Board also considered information provided by BoAA comparing the Funds' performance to that of subsets of the iMoneyNet category peers, which include funds that are viewed by BoAA as direct competitive peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds generally underperformed their peers in the more recent periods, but considered such underperformance in the context of BoAA's overall investment approach which emphasizes liquidity and capital preservation.

The Board considered the investment performance of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Government Plus Reserves, the Board received information showing that the net return investment performance of certain classes of BofA Government Plus Reserves was below the median range of such Fund's Peer Group over certain recent periods. The Board generally noted other applicable factors, such as stronger relative net return

26

performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Peer Group, the Fund's Actual Management Rate, Contractual Management Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the Peer Group comparisons, comparisons to subsets of funds and BoAA's emphasis on liquidity and capital preservation in approving the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviews reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Plus Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 29 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Plus Reserves

Semiannual Report, February 29, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/222810-0212 (04/12)

BofATM Funds

Semiannual Report

February 29, 2012

BofA Government Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	4

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	10

Notes to Financial Statements	19

Board Consideration and Re-Approval of Investment Advisory Agreement	25

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Institutional Capital Shares (1)	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Investor II Class Shares (2)	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(1) After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(2) After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares.

1

Investment Portfolio – BofA Government Reserves

February 29, 2012 (Unaudited)

Government & Agency Obligations – 106.3%
	Par ($)	Value ($)
U.S. Government Agencies – 59.7%
Federal Farm Credit Bank
0.010% 03/01/12	46,587,000	46,587,000
0.020% 03/06/12 (a)	200,000,000	199,999,444
0.050% 03/19/12 (a)	3,963,000	3,962,901
0.110% 03/27/12 (a)	17,000,000	16,998,649
0.120% 03/27/12 (a)	11,521,000	11,520,001
0.150% 07/05/12 (a)	65,000,000	64,965,875
0.174% 10/26/12 (03/26/12) (b)(c)	20,000,000	19,996,065
0.184% 09/27/13 (03/27/12) (b)(c)	68,000,000	67,983,765
0.194% 07/29/13 (03/29/12) (b)(c)	665,000	664,053
0.214% 03/27/12 (a)	65,250,000	65,249,677
0.215% 07/24/13 (03/24/12) (b)(c)	705,000	704,204
0.226% 03/21/12 (a)	85,000,000	84,999,531
0.230% 03/23/12	3,000,000	3,000,123
0.234% 12/28/12 (03/28/12) (b)(c)	77,000,000	77,000,178
0.236% 11/19/13 (03/19/12) (b)(c)	4,875,000	4,874,143
0.238% 08/01/13 (03/01/12) (b)(c)	37,000,000	36,989,509
0.240% 11/26/12 (03/01/12) (b)(c)	75,000,000	75,000,000
0.240% 02/01/13 (05/01/12) (b)(c)	8,000,000	7,998,507
0.244% 08/28/12 (03/28/12) (b)(c)	1,400,000	1,400,713
0.244% 11/27/12 (03/27/12) (b)(c)	13,000,000	13,000,998
0.258% 03/01/12 (b)	100,000,000	100,000,000
0.264% 11/13/12 (03/13/12) (b)(c)	11,090,000	11,093,199
0.274% 10/12/12 (03/12/12) (b)(c)	4,991,000	4,992,880
0.274% 12/13/12 (03/13/12) (b)(c)	66,242,000	66,252,200
0.275% 01/10/13 (03/10/12) (b)(c)	99,700,000	99,686,927
0.280% 03/01/12	800,000	800,000
0.280% 03/16/12	44,000,000	44,002,130
0.283% 11/05/12 (03/05/12) (b)(c)	3,720,000	3,721,035
0.300% 04/11/13 (04/10/12) (b)(c)	8,140,000	8,142,748
0.300% 05/03/13 (05/03/12) (b)(c)	6,870,000	6,874,089

	Par ($)	Value ($)
0.300% 11/27/13 (03/01/12) (b)(c)	117,000,000	117,000,000
0.368% 10/01/12 (03/01/12) (b)(c)	6,000,000	6,004,998
0.434% 08/27/12 (03/27/12) (b)(c)	725,000	726,049
0.477% 02/07/13 (05/07/12) (b)(c)	82,000,000	81,993,839
0.480% 03/22/13 (03/22/12) (b)(c)	37,000,000	36,999,789
0.500% 05/02/12 (b)	13,000,000	13,004,683
0.500% 07/10/12	13,500,000	13,515,367
0.505% 01/25/13 (04/25/12) (b)(c)	12,530,000	12,531,100
0.950% 03/05/12	19,441,000	19,442,627
2.250% 04/24/12	27,132,000	27,217,924
Federal Home Loan Bank
0.040% 03/09/12 (a)	21,198,000	21,197,812
0.050% 03/02/12 (a)	167,915,000	167,914,767
0.060% 03/02/12 (a)	41,000,000	40,999,932
0.060% 03/07/12 (a)	7,116,000	7,115,929
0.060% 03/12/12 (a)	117,630,000	117,627,843
0.060% 03/20/12 (a)	81,000,000	80,997,435
0.060% 04/25/12 (a)	81,000,000	80,992,575
0.065% 03/09/12 (a)	122,000,000	121,998,238
0.070% 03/02/12 (a)	102,000,000	101,999,802
0.070% 03/07/12 (a)	150,000,000	149,998,250
0.070% 03/16/12 (a)	250,000,000	249,992,708
0.070% 03/19/12 (a)	1,508,000	1,507,947
0.070% 03/21/12 (a)	12,000,000	11,999,533
0.070% 03/23/12 (a)	9,109,000	9,108,610
0.070% 04/04/12 (a)	41,000,000	40,997,289
0.075% 04/27/12 (a)	5,580,000	5,579,337
0.080% 03/14/12 (a)	4,000,000	3,999,884
0.080% 04/27/12 (a)	1,650,000	1,649,791
0.085% 03/23/12 (a)	5,600,000	5,599,709
0.090% 03/01/12	27,350,000	27,350,000
0.090% 03/02/12 (a)	195,000,000	194,999,512
0.090% 04/18/12 (a)	55,301,000	55,294,364
0.090% 05/11/12 (a)	122,000,000	121,978,345
0.090% 05/16/12 (a)	58,000,000	57,988,980
0.095% 04/03/12 (a)	4,000,000	3,999,652
0.095% 04/09/12 (a)	58,000,000	57,994,031
0.095% 04/13/12 (a)	81,000,000	80,990,809
0.100% 03/02/12 (a)	16,000,000	15,999,956
0.100% 04/11/12 (a)	102,886,000	102,874,282
0.115% 03/01/12	49,100,000	49,100,000
0.120% 03/01/12	50,000,000	50,000,000
0.120% 03/02/12 (a)	48,000,000	47,999,925
0.120% 03/14/12 (a)	33,000,000	32,998,570

See Accompanying Notes to Financial Statements.

2

BofA Government Reserves

February 29, 2012 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.120% 04/23/12 (a)	3,150,000	3,149,443
0.140% 04/18/12 (a)	77,000,000	76,985,627
0.150% 04/16/12 (a)	52,290,000	52,288,502
0.194% 10/25/12 (03/25/12) (b)(c)	56,300,000	56,292,588
0.200% 11/19/12	29,000,000	29,013,247
0.200% 11/29/12	14,000,000	14,006,025
0.270% 05/09/13 (03/05/12) (b)(c)	23,200,000	23,200,000
1.050% 03/15/12	800,000	800,305
1.125% 03/09/12	4,125,000	4,125,979
1.625% 11/21/12	1,640,000	1,657,467
Tennessee Valley Authority
0.020% 03/01/12	35,715,000	35,715,000
6.790% 05/23/12	8,050,000	8,173,486
U.S. Government Agencies Total		3,903,150,406
U.S. Government Obligations – 46.6%
U.S. Treasury Bill
0.015% 03/01/12 (d)	78,434,000	78,434,000
0.020% 03/01/12 (d)	11,640,000	11,640,000
0.030% 03/01/12 (d)	200,000,000	200,000,000
0.030% 03/08/12 (d)	88,000,000	87,999,487
0.035% 03/08/12 (d)	88,000,000	87,999,401
0.040% 03/01/12 (d)	175,857,000	175,857,000
0.050% 03/01/12 (d)	213,800,000	213,800,000
0.060% 03/22/12 (d)	405,000,000	404,985,825
0.090% 04/19/12 (d)	110,000,000	109,986,525
0.105% 04/19/12 (d)	182,000,000	181,973,989
0.110% 04/19/12 (d)	57,000,000	56,991,466
U.S. Treasury Note
0.375% 09/30/12	53,000,000	53,084,156
0.375% 10/31/12	5,500,000	5,509,992
0.500% 11/30/12	11,000,000	11,028,833
1.000% 03/31/12	106,000,000	106,082,577
1.000% 04/30/12	242,850,000	243,211,702
1.125% 12/15/12	35,000,000	35,267,060
1.375% 03/15/12	242,000,000	242,122,985
1.375% 09/15/12	55,800,000	56,168,345
1.375% 10/15/12	54,000,000	54,419,012
1.375% 01/15/13	82,500,000	83,381,461
1.500% 07/15/12	144,300,000	145,058,574
1.750% 08/15/12	37,000,000	37,275,848
3.875% 10/31/12	65,500,000	67,139,341
4.000% 11/15/12	67,500,000	69,343,857
4.125% 08/31/12	73,000,000	74,465,779
4.500% 03/31/12	54,000,000	54,196,219
4.625% 07/31/12	34,000,000	34,639,450

	Par ($)	Value ($)
4.750% 05/31/12	60,000,000	60,694,950
U.S. Government Obligations Total		3,042,757,834
Total Government & Agency Obligations (cost of $6,945,908,240)		6,945,908,240
Total Investments – 106.3% (cost of $6,945,908,240) (e)		6,945,908,240
Other Assets & Liabilities, Net – (6.3)%		(409,347,299)
Net Assets – 100.0%		6,536,560,941

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2012.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $6,945,908,240.

The following table summarizes the inputs used, as of February 29, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$6,945,908,240	$—	$6,945,908,240
Total Investments	$—	$6,945,908,240	$—	$6,945,908,240

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 29, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 29, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
U.S. Government Agencies	59.7
U.S. Government Obligations	46.6
106.3
Other Assets & Liabilities, Net	(6.3)
100.0

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – BofA Government Reserves
February 29, 2012 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	6,945,908,240
	Cash	987
	Receivable for:
	Fund shares sold	102,374
	Interest	8,400,542
	Expense reimbursement due from investment advisor	21,250
	Trustees' deferred compensation plan	26,295
	Prepaid expenses	175,999
	Total Assets	6,954,635,687
Liabilities	Payable for:
	Investments purchased	417,178,607
	Distributions	5,695
	Investment advisory fee	358,831
	Administration fee	196,943
	Pricing and bookkeeping fees	17,798
	Transfer agent fee	50,740
	Trustees' fees	56,405
	Custody fee	31,506
	Chief compliance officer expenses	4,024
	Trustees' deferred compensation plan	26,295
	Other liabilities	147,902
	Total Liabilities	418,074,746
	Net Assets	6,536,560,941
Net Assets Consist of	Paid-in capital	6,537,004,955
	Overdistributed net investment income	(11,437)
	Accumulated net realized loss	(432,577)
	Net Assets	6,536,560,941

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – BofA Government Reserves
February 29, 2012 (Unaudited)

Adviser Class Shares	Net assets	$420,922,140
	Shares outstanding	420,958,352
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$3,259,232,518
	Shares outstanding	3,259,530,663
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$82,451,886
	Shares outstanding	82,459,056
	Net asset value per share	$1.00
Institutional Capital Shares (1)	Net assets	$228,359,232
	Shares outstanding	228,379,222
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$303,352,833
	Shares outstanding	303,379,403
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$4,783,247
	Shares outstanding	4,783,659
	Net asset value per share	$1.00
Investor II Class Shares (2)	Net assets	$1,232,855
	Shares outstanding	1,232,963
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$115,912,564
	Shares outstanding	115,922,041
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$2,120,313,666
	Shares outstanding	2,120,498,946
	Net asset value per share	$1.00

(1)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(2)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares.

See Accompanying Notes to Financial Statements.

5

Statement of Operations – BofA Government Reserves
For the Six Months Ended February 29, 2012 (Unaudited)

		($)
Investment Income	Interest	2,988,360
Expenses	Investment advisory fee	4,833,110
	Administration fee	3,152,074
	Distribution fee:
	Daily Class Shares	164,541
	Investor Class Shares	3,376
	Investor II Class Shares	637
	Service fee:
	Adviser Class Shares	475,998
	Daily Class Shares	117,530
	Investor Class Shares	8,441
	Liquidity Class Shares	211,049
	Retail A Shares	1,919
	Shareholder administration fee:
	Institutional Class Shares	78,308
	Investor II Class Shares	2,230
	Trust Class Shares	992,279
	Transfer agent fee	73,078
	Pricing and bookkeeping fees	79,066
	Trustees' fees	44,675
	Custody fee	62,586
	Chief compliance officer expenses	10,391
	Other expenses	323,130
	Total Expenses	10,634,418
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(5,584,492)
	Fees waived by distributor:
	Adviser Class Shares	(476,074)
	Daily Class Shares	(282,044)
	Institutional Capital Shares	(6)
	Institutional Class Shares	(78,670)
	Investor Class Shares	(11,817)
	Investor II Class Shares	(2,866)
	Liquidity Class Shares	(211,324)
	Retail A Shares	(1,919)
	Trust Class Shares	(991,966)
	Expense reductions	(4,880)
	Net Expenses	2,988,360
	Net Investment Income	—
	Net realized gain on investments	8,870
	Net Increase Resulting from Operations	8,870

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – BofA Government Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	—	5,769
	Net realized gain on investments	8,870	323,559
	Net increase resulting from operations	8,870	329,328
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	—	(8,457)
	Capital Class Shares	—	(91,106)
	Class A Shares	—	(24)
	Daily Class Shares	—	(2,418)
	G-Trust Shares	—	(836)
	Institutional Class Shares	—	(8,757)
	Investor Class Shares	—	(184)
	Liquidity Class Shares	—	(2,378)
	Retail A Shares	—	(419)
	Trust Class Shares	—	(25,831)
	Total distributions to shareholders	—	(140,410)
	Net Capital Stock Transactions	(31,158,726)	(2,885,893,123)
	Total decrease in net assets	(31,149,856)	(2,885,704,205)
Net Assets	Beginning of period	6,567,710,797	9,453,415,002
	End of period	6,536,560,941	6,567,710,797
	Overdistributed net investment income at end of period	(11,437)	(11,437)

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	691,275,228	691,275,228	1,877,728,200	1,877,728,200
Distributions reinvested	—	—	1,499	1,499
Redemptions	(663,677,370)	(663,677,370)	(2,181,419,905)	(2,181,419,905)
Net increase (decrease)	27,597,858	27,597,858	(303,690,206)	(303,690,206)
Capital Class Shares
Subscriptions	4,803,769,327	4,803,769,327	15,876,441,875	15,876,441,875
Conversion (See Note 1)	25,992,068	25,992,068	—	—
Distributions reinvested	—	—	66,016	66,016
Redemptions	(5,073,064,272)	(5,073,064,272)	(17,562,726,670)	(17,562,726,670)
Net decrease	(243,302,877)	(243,302,877)	(1,686,218,779)	(1,686,218,779)
Daily Class Shares
Subscriptions	1,805,283	1,805,283	187,587,316	187,587,316
Distributions reinvested	—	—	4	4
Redemptions	(25,533,333)	(25,533,334)	(551,330,973)	(551,330,973)
Net decrease	(23,728,050)	(23,728,051)	(363,743,653)	(363,743,653)
Institutional Capital Shares (1)
Subscriptions	239,891,811	239,891,810	150,984,272	150,984,272
Distributions reinvested	—	—	17	17
Redemptions	(48,496,818)	(48,496,818)	(211,326,388)	(211,326,388)
Net increase (decrease)	191,394,993	191,394,992	(60,342,099)	(60,342,099)
Institutional Class Shares
Subscriptions	465,207,532	465,207,532	1,443,452,647	1,443,452,647
Distributions reinvested	—	—	6,386	6,386
Redemptions	(689,149,914)	(689,149,914)	(2,012,584,527)	(2,012,584,527)
Net decrease	(223,942,382)	(223,942,382)	(569,125,494)	(569,125,494)
Investor Class Shares
Subscriptions	11,983,585	11,983,585	23,631,426	23,631,426
Distributions reinvested	—	—	2	2
Redemptions	(15,066,159)	(15,066,159)	(33,447,132)	(33,447,132)
Net decrease	(3,082,574)	(3,082,574)	(9,815,704)	(9,815,704)
Investor II Class Shares (2)
Subscriptions	17,715	17,715	10,218	10,218
Distributions reinvested	—	—	17	17
Redemptions	(217,302)	(217,302)	(520,701)	(520,701)
Net decrease	(199,587)	(199,587)	(510,466)	(510,466)
Liquidity Class Shares
Subscriptions	782,366,088	782,366,088	1,380,249,790	1,380,249,790
Distributions reinvested	—	—	1,646	1,646
Redemptions	(823,305,827)	(823,305,827)	(1,499,254,212)	(1,499,254,212)
Net decrease	(40,939,739)	(40,939,739)	(119,002,776)	(119,002,776)

(1)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(2)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares.

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	100,710	100,709	1,188,486	1,188,487
Conversion (See Note 1)	(25,992,068)	(25,992,068)	—	—
Distributions reinvested	—	—	315	315
Redemptions	(156,387)	(156,387)	(7,943,046)	(7,943,046)
Net decrease	(26,047,745)	(26,047,746)	(6,754,245)	(6,754,244)
Trust Class Shares
Subscriptions	2,120,999,637	2,120,999,637	5,099,231,601	5,099,231,601
Distributions reinvested	—	—	276	276
Redemptions	(1,809,908,257)	(1,809,908,257)	(4,865,921,579)	(4,865,921,579)
Net increase	311,091,380	311,091,380	233,310,298	233,310,298

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Adviser Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		0.0051	0.0309		0.0483
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(e)	(0.0051)	(0.0309)		(0.0483)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.00	%(i)	0.51%	3.13	%(j)	4.94%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.09	%(l)	0.16%		0.16%		0.42%	0.45%		0.45%
Waiver/Reimbursement	0.42	%(l)	0.35%		0.35%		0.08%	0.05%		0.06%
Net investment income (k)	—		—	%(i)	—		0.57%	2.97	%(j)	4.83%
Net assets, end of period (000s)	$420,922		$393,326		$696,992		$1,047,967	$1,820,646		$1,378,942

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Capital Class Shares	2012 (a)		2011 (b)		2010 (c)(d)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	—	(f)	0.0071	0.0334		0.0508
Less Distributions to Shareholders:
From net investment income	—		—	(e)	—	(f)	(0.0071)	(0.0334)		(0.0508)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.00	%(j)	0.00	%(j)	0.71%	3.39	%(k)	5.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.09	%(m)	0.15%		0.16%		0.20%	0.20%		0.20%
Waiver/Reimbursement	0.17	%(m)	0.11%		0.10%		0.05%	0.05%		0.06%
Net investment income (l)	—		—	%(j)	—	%(j)	0.68%	3.08	%(k)	5.08%
Net assets, end of period (000s)	$3,259,233		$3,502,524		$5,188,621		$11,711,498	$7,646,775		$3,287,530

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Daily Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		0.0036	0.0274		0.0448
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(e)	(0.0036)	(0.0274)		(0.0448)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.00	%(i)	0.36%	2.77	%(j)	4.57%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.09	%(l)	0.16%		0.16%		0.56%	0.80%		0.80%
Waiver/Reimbursement	0.77	%(l)	0.70%		0.70%		0.29%	0.05%		0.06%
Net investment income (k)	—		—	%(i)	—		0.36%	2.57	%(j)	4.48%
Net assets, end of period (000s)	$82,452		$106,178		$469,892		$1,022,642	$898,522		$719,973

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Institutional Capital Shares	2012 (a)		2011 (b)		2010 (c)(d)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	—	(f)	0.0071	0.0334	0.0508
Less Distributions to Shareholders:
From net investment income	—		—	(e)	—	(f)	(0.0071)	(0.0334)	(0.0508)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (g)(h)	0.00	%(i)	0.00	%(j)	0.00	%(j)	0.71%	3.39%	5.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.09	%(l)	0.16%		0.16%		0.20%	0.20%	0.20%
Waiver/Reimbursement	0.17	%(l)	0.10%		0.10%		0.05%	0.05%	0.06%
Net investment income (k)	—		—	%(j)	—	%(j)	0.75%	3.40%	5.08%
Net assets, end of period (000s)	$228,359		$36,981		$97,318		$129,606	$191,126	$230,740

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Institutional Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		0.0067	0.0330		0.0504
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(e)	(0.0067)	(0.0330)		(0.0504)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.00	%(i)	0.67%	3.35	%(j)	5.16%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.09	%(l)	0.16%		0.16%		0.24%	0.24%		0.24%
Waiver/Reimbursement	0.22	%(l)	0.14%		0.14%		0.05%	0.05%		0.06%
Net investment income (k)	—		—	%(i)	—		0.66%	2.98	%(j)	5.04%
Net assets, end of period (000s)	$303,353		$527,276		$1,096,358		$2,667,449	$2,617,573		$897,083

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Investor Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		0.0046	0.0299	0.0473
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(e)	(0.0046)	(0.0299)	(0.0473)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.00	%(i)	0.46%	3.03%	4.84%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.09	%(k)	0.16%		0.16%		0.46%	0.55%	0.55%
Waiver/Reimbursement	0.53	%(k)	0.45%		0.45%		0.14%	0.05%	0.06%
Net investment income (j)	—		—	%(i)	—		0.42%	2.99%	4.74%
Net assets, end of period (000s)	$4,783		$7,866		$17,681		$117,298	$107,656	$345,746

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Investor II Class Shares	2012 (a)		2011 (b)		2010 (c)(d)		2009	2008	2007 (e)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(f)	—		0.0043	0.0290	0.0463
Less Distributions to Shareholders:
From net investment income	—		—	(f)	—	(g)	(0.0043)	(0.0290)	(0.0463)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (h)(i)	0.00	%(j)	0.00	%(k)	0.00	%(k)	0.43%	2.94%	4.73%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.09	%(m)	0.15%		0.16%		0.51%	0.65%	0.65%
Waiver/Reimbursement	0.62	%(m)	0.56%		0.55%		0.19%	0.05%	0.06%
Net investment income (l)	—		—	%(k)	—		0.41%	2.84%	4.63%
Net assets, end of period (000s)	$1,233		$1,432		$1,943		$13,777	$11,110	$13,497

(a)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(f)  Rounds to less than $0.001 per share.

(g)  Rounds to less than $0.0001 per share.

(h)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(i)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k)  Rounds to less than 0.01%.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Liquidity Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		0.0057	0.0319		0.0493
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(e)	(0.0057)	(0.0319)		(0.0493)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.00	%(i)	0.57%	3.23	%(j)	5.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.09	%(l)	0.15%		0.16%		0.34%	0.35%		0.35%
Waiver/Reimbursement	0.42	%(l)	0.36%		0.35%		0.16%	0.15%		0.16%
Net investment income (k)	—		—	%(i)	—	%(i)	0.61%	2.93	%(j)	4.93%
Net assets, end of period (000s)	$115,913		$156,846		$275,844		$864,213	$1,225,417		$719,348

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Trust Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		0.0061	0.0324		0.0498
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(e)	(0.0061)	(0.0324)		(0.0498)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.00	%(i)	0.61%	3.29	%(j)	5.10%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.09	%(l)	0.15%		0.16%		0.29%	0.30%		0.30%
Waiver/Reimbursement	0.27	%(l)	0.21%		0.20%		0.06%	0.05%		0.06%
Net investment income (k)	—		—	%(i)	—		0.56%	2.44	%(j)	4.98%
Net assets, end of period (000s)	$2,120,314		$1,809,236		$1,575,967		$2,678,358	$1,948,302		$207,516

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA Government Reserves
February 29, 2012 (Unaudited)

Note 1. Organization

BofA Government Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

BofA Government Reserves, February 29, 2012 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2011 was as follows:

Distributions paid from
Ordinary Income*	$140,410

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2011, may be available to reduce taxable income

20

BofA Government Reserves, February 29, 2012 (Unaudited)

arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2014	$441,447

Capital loss carryforwards of $323,559 were utilized by the Fund during the year ended August 31, 2011.

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry-forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry-forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the six months ended February 29, 2012, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays

21

BofA Government Reserves, February 29, 2012 (Unaudited)

State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 29, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Investor Class, Investor II Class, Liquidity Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Servicing Plans:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**
Retail A Shares ***	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

***  On October 1, 2011, Retail A shares were converted into Capital Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under

22

BofA Government Reserves, February 29, 2012 (Unaudited)

the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time. Effective March 20, 2012, the Distributor and BofA have voluntarily agreed to reimburse expenses, as applicable, in order to maintain a minimum annualized net yield of 0.01% for all classes of the Fund.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 29, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the period ended
2015	2014	2013	2012	recovery	02/29/2012
$2,125,637	$5,576,141	$7,840,967	$14,732,652	$30,275,397	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual

23

BofA Government Reserves, February 29, 2012 (Unaudited)

funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balance owed to be paid out of Fund assets on or about March 1, 2012.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 29, 2012, these custody credits reduced total expenses by $4,880 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 29, 2012, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of February 29, 2012, 90.9% of the Fund's shares outstanding were beneficially owned by three shareholder accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 29, 2012, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

24

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 29-30, 2011, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2011 for review and discussion of the materials described below. The Board also receives performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee also met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

25

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper"), an independent provider of investment company data, to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds as determined by Lipper (the "Universe"). In addition, for the state-specific Funds, the Board also reviewed comparisons of their fees to the expense information for a Peer Group of funds that concentrate their investments in the same state. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group(s) and Universe. For certain Funds, Lipper determined that the composition of the Peer Group for expenses would differ from the composition for performance. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Government Reserves, the Board received information showing that such Fund's Contractual Management Rate was above the median range of its Peer Group. The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in approving the Advisory Agreement for the Fund.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as, for the state-specific Funds, the performance information for a Peer Group of funds that concentrate their investments in the same state. The Board also considered information provided by BoAA comparing the Funds' performance to that of subsets of the iMoneyNet category peers, which include funds that are viewed by BoAA as direct competitive peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds generally underperformed their peers in the more recent periods, but considered such underperformance in the context of BoAA's overall investment approach which emphasizes liquidity and capital preservation.

The Board considered the investment performance of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Government Reserves, the Board received information showing that the net return investment performance of certain classes of BofA Government Reserves was below the median range of such Fund's Peer Group over all periods. The Board generally noted other applicable factors, such as stronger relative net return performance of other classes or over other

26

periods, the relatively tight dispersion of performance data within a particular Peer Group, the Fund's Actual Management Rate, Contractual Management Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the Peer Group comparisons, comparisons to subsets of funds and BoAA's emphasis on liquidity and capital preservation in approving the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviews reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 29 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Reserves

Semiannual Report, February 29, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/222912-0212 (04/12)

BofATM Funds

Semiannual Report

February 29, 2012

■  BofA Connecticut Municipal Reserves

■  BofA Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	3

Statements of Assets and Liabilities	11

Statements of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	16

Notes to Financial Statements	20

Board Consideration and Re-Approval of Investment Advisory Agreement	26

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Connecticut Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares (1)	1,000.00	1,000.00	1,000.70	1,024.01	0.99	1.01	0.20
Investor Class Shares (2)	1,000.00	1,000.00	1,000.50	1,024.10	0.90	0.91	0.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(1) On October 1, 2011, the Capital Class shares of the Fund commenced operations. The Retail A shares and G-Trust shares converted into the Capital Class shares of the Fund.

(2) Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account valued over the period, then multiplied by 150/366 (to reflect the period shown of October 3, 2011 to February 29, 2012).

1

Understanding Your Expenses – BofA Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares (1)	1,000.00	1,000.00	1,000.40	1,024.01	0.99	1.01	0.20
Investor Class Shares (2)	1,000.00	1,000.00	1,000.20	1,024.06	0.94	0.95	0.23

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(1) On October 1, 2011, the Capital Class shares of the Fund commenced operations. The Retail A shares and G-Trust shares converted into the Capital Class shares of the Fund.

(2) Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account valued over the period, then multiplied by 150/366 (to reflect the period shown of October 3, 2011 to February 29, 2012).

2

Investment Portfolio – BofA Connecticut Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds – 98.4%
	Par ($)	Value ($)
Arizona – 0.6%
AZ Phoenix Industrial Development Authority
Spring Air Mattress Co.,
Series 1999, AMT, LOC: JPMorgan Chase Bank 0.590% 04/01/19 (03/07/12) (a)(b)	670,000	670,000
Arizona Total		670,000
Connecticut – 74.8%
CT Derby
Series 2011,
1.000% 04/02/12	2,000,000	2,001,013
CT Development Authority
Imperial Electric Assembly,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.320% 05/01/21 (03/01/12) (a)(b)	920,000	920,000
Rand-Whitney Containerboard LP,
Series 1993, AMT, LOC: Bank of Montreal 0.140% 08/01/23 (03/07/12) (a)(b)	4,500,000	4,500,000
RK Bradley Associates LP,
Bradley Airport Hotel, Series 2006, LOC: TD Bank N.A.: 0.150% 12/01/28 (03/01/12) (a)(b)	1,000,000	1,000,000
1.000% 12/01/28 (03/01/12) (a)(b)	1,000,000	1,000,000
CT East Windsor
Series 2011,
1.500% 03/27/12	605,000	605,473
CT Easton
Series 2011,
1.000% 07/06/12	2,000,000	2,004,703
CT Fairfield
Series 2011,
2.000% 07/20/12	1,750,000	1,760,809
CT Glastonbury
Series 2011,
1.250% 11/13/12	415,000	417,174

	Par ($)	Value ($)
CT Groton
Series 2006,
4.000% 10/01/12	345,000	352,142
CT Hartford County Metropolitan District
Series 2002,
Pre-refunded 04/01/12, 5.000% 04/01/22	500,000	507,071
CT Health & Educational Facilities Authority
CIL Community Resources,
Series 2011 A, LOC: HSBC Bank USA N.A. 0.140% 07/01/41 (03/01/12) (a)(b)	2,500,000	2,500,000
Eastern Connecticut Health,
Series 2010 E, LOC: TD Bank N.A. 0.140% 07/01/34 (03/01/12) (a)(b)	4,700,000	4,700,000
Hospital for Special Care,
Series 2010 E, LOC: Federal Home Loan Bank of Boston 0.140% 07/01/37 (03/01/12) (a)(b)	3,910,000	3,910,000
Lawrence & Memorial Hospital, Inc.,
Series 2004 E, LOC: JPMorgan Chase Bank 0.110% 07/01/34 (03/07/12) (a)(b)	2,400,000	2,400,000
St. Francis Hospital & Medical Center,
Series 2008 F, LOC: JPMorgan Chase Bank 0.160% 07/01/47 (03/01/12) (a)(b)	4,200,000	4,200,000
The Hotchkiss School,
Series 2000 A, SPA: U.S. Bank N.A. 0.110% 07/01/30 (03/01/12) (a)(b)	3,600,000	3,600,000
The Taft School,
Series 2000 E, LOC: Wells Fargo Bank N.A. 0.160% 07/01/30 (03/07/12) (a)(b)	3,000,000	3,000,000
United Methodist Home Sharon,
Series 2001 A, LOC: Wells Fargo Bank N.A. 0.220% 07/01/31 (03/01/12) (a)(b)	200,000	200,000

See Accompanying Notes to Financial Statements.

3

BofA Connecticut Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Wesleyan University,
Series 2010, LIQ FAC: Citibank N.A. 0.160% 01/01/18 (03/01/12) (a)(b)(c)	4,200,000	4,200,000
Yale University,
Series 2005 A, LIQ FAC: Citibank N.A. 0.160% 07/01/35 (03/01/12) (a)(b)	2,375,000	2,375,000
CT Housing Finance Authority
CIL Realty, Inc.,
Series 2008, LOC: HSBC Bank USA N.A. 0.130% 07/01/32 (03/01/12) (a)(b)	3,000,000	3,000,000
Housing Mortgage Financing Program,
Series 2003 E-4, AMT, SPA: Bank of Tokyo-Mitsubishi UFJ 0.190% 11/15/27 (03/01/12) (a)(b)	2,620,000	2,620,000
MERLOTS,
Series 2007 C90, AMT, SPA: Wells Fargo Bank N.A. 0.180% 11/15/15 (03/07/12) (a)(b)	2,560,000	2,560,000
Series 2009 A-1,
SPA: JPMorgan Chase Bank 0.100% 05/15/39 (03/01/12) (a)(b)	1,450,000	1,450,000
Series 2009 A-2,
SPA: JPMorgan Chase Bank 0.100% 05/15/39 (03/01/12) (a)(b)	2,000,000	2,000,000
CT Milford
Series 2011,
3.000% 11/01/12	770,000	783,408
CT Newtown
Series 2012 B,
1.000% 07/15/12 (d)	1,490,000	1,493,889
CT North Branford
Series 2010 A,
5.000% 08/01/12	560,000	570,882
CT Oxford
Series 2011,
1.500% 07/26/12	1,000,000	1,005,006

	Par ($)	Value ($)
CT Regional School District No. 10
Series 2011,
1.000% 04/13/12	2,000,000	2,001,710
CT Special Tax Revenue
Transportation Infrastructure:
Series 2002 A, Insured: AGMC, Pre-refunded 07/01/12, 5.375% 07/01/15	500,000	508,286
Series 2007 A, 4.000% 08/01/12	400,000	406,036
CT State
Series 2001 A,
SPA: Landesbank Hessen-Thüringen 0.170% 02/15/21 (03/01/12) (a)(b)	6,500,000	6,500,000
Series 2002 D,
5.250% 11/15/12	500,000	517,108
Series 2006 D,
4.000% 11/01/12	500,000	512,172
CT Thomaston
Series 2011,
1.000% 08/09/12	2,750,000	2,757,239
CT University of Connecticut
Series 2002 A,
Pre-refunded 04/01/12, 5.375% 04/01/17	700,000	703,033
Insured: FGIC,
Pre-refunded 04/01/12, 5.375% 04/01/16	500,000	502,157
CT Waterford
Series 2011,
4.000% 08/01/12	715,000	725,721
CT Windsor
Series 2011,
2.000% 04/11/12	1,010,000	1,011,631
Connecticut Total		77,781,663
Illinois – 0.8%
IL Chicago
Gas Plus, Inc.,
Series 2002, AMT, LOC: Northern Trust Co. 0.660% 11/01/22 (03/01/12) (a)(b)	850,000	850,000
Illinois Total		850,000

See Accompanying Notes to Financial Statements.

4

BofA Connecticut Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Indiana – 0.8%
In Elkhart
Vahala Enterprises, Inc.,
Series 2002, AMT, LOC: JPMorgan Chase Bank 0.610% 09/01/17 (03/01/12) (a)(b)	800,000	800,000
Indiana Total		800,000
Minnesota – 2.6%
MN Center City
Hazelden Foundation,
Series 2005, LOC: U.S. Bank N.A. 0.150% 11/01/35 (03/01/12) (a)(b)	2,750,000	2,750,000
Minnesota Total		2,750,000
Mississippi – 0.8%
MS Business Finance Corp.
Chevron U.S.A., Inc.,
Series 2011 G, GTY AGMT: Chevron Corp. 0.130% 11/01/35 (03/01/12) (a)(b)	815,000	815,000
Mississippi Total		815,000
New Jersey – 2.6%
NJ Economic Development Authority
1992 Keystone Project,
LOC: BNP Paribas 1.250% 03/01/12	2,700,000	2,700,000
New Jersey Total		2,700,000
New York – 0.2%
NY Housing Finance Agency
Ann/Nassau Realty LLC,
111 Nassau St., Series 2011 A, LOC: Landesbank Hessen-Thüringen 0.180% 11/01/44 (03/01/12) (a)(b)	155,000	155,000
New York Total		155,000

	Par ($)	Value ($)
Puerto Rico – 15.2%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
Series 2007 2034,
LOC: Branch Banking & Trust 0.180% 01/01/28 (03/01/12) (a)(b)	3,475,000	3,475,000
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007 462,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.260% 08/01/47 (03/01/12) (a)(b)	3,955,000	3,955,000
Series 2008 627A,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.220% 08/01/54 (03/01/12) (a)(b)	3,300,000	3,300,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998 A,
LOC: Bank of Nova Scotia 0.100% 07/01/28 (03/07/12) (a)(b)	1,555,000	1,555,000
PR Commonwealth of Puerto Rico
Series 2003 C-5-2,
LOC: Barclays Bank PLC 0.140% 07/01/20 (03/01/12) (a)(b)	3,480,000	3,480,000
Puerto Rico Total		15,765,000
Total Municipal Bonds (cost of $102,286,663)		102,286,663
Closed-End Investment Company – 3.9%
Other – 3.9%
Nuveen Premier Municipal Opportunity Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.300% 12/01/40 (03/01/12) (a)(b)(c)	4,000,000	4,000,000
Other Total		4,000,000
Total Closed-End Investment Company (cost of $4,000,000)		4,000,000
Total Investments – 102.3% (cost of $106,286,663) (e)		106,286,663
Other Assets & Liabilities, Net – (2.3)%		(2,367,593)
Net Assets – 100.0%		103,919,070

See Accompanying Notes to Financial Statements.

5

BofA Connecticut Municipal Reserves

February 29, 2012 (Unaudited)

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2012.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities, which are not illiquid, amounted to $8,200,000 or 7.9% of net assets for the Fund.

(d)  Security purchased on a delayed delivery basis.

(e)  Cost for federal income tax purposes is $106,286,663.

The following table summarizes the inputs used, as of February 29, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$102,286,663	$—	$102,286,663
Total Closed-End Investment Company	—	4,000,000	—	4,000,000
Total Investments	$—	$106,286,663	$—	$106,286,663

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 29, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 29, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	98.4
Closed-End Investment Company	3.9
102.3
Other Assets & Liabilities, Net	(2.3)
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MERLOTS	Municipal Exempt Receipts – Liquidity Optional Tender Series

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Investment Portfolio – BofA Massachusetts Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds – 97.7%
	Par ($)	Value ($)
California – 0.9%
CA Infrastructure & Economic Development Bank
J. Paul Getty Trust,
Series 2007 A2 J, 0.120% 10/01/47 (03/01/12) (a)(b)	1,760,000	1,760,000
California Total		1,760,000
Massachusetts – 84.8%
MA Arlington
Series 2001,
Insured: NATL-RE, Pre-refunded 06/15/12, 4.750% 06/15/19	500,000	511,441
MA Barclays Capital Municipal Trust Receipts
Harvard University,
Series 2010, LIQ FAC: Barclays Bank PLC 0.140% 12/15/34 (03/01/12) (b)(c)(d)	6,600,000	6,600,000
MA Bay Transportation Authority
Series 2000 A1,
SPA: Barclays Bank PLC 0.110% 03/01/30 (03/07/12) (b)(c)	6,900,000	6,900,000
Series 2002 A,
Pre-refunded 07/01/12, 5.250% 07/01/23	500,000	508,220
MA Beverly
Series 2012,
1.000% 07/11/12	4,000,000	4,011,767
MA Cohasset
Series 2009,
2.000% 11/15/12	855,000	864,581
Series 2011,
1.000% 12/07/12	2,387,150	2,394,613
MA Department of Transportation
Contract Assistance-A7,
Series 2010, SPA: JPMorgan Chase Bank 0.110% 01/01/29 (03/07/12) (b)(c)	5,360,000	5,360,000
Series 2010 A2,
LOC: Wells Fargo Bank N.A. 0.110% 01/01/37 (03/07/12) (b)(c)	2,500,000	2,500,000

	Par ($)	Value ($)
MA Deutsche Bank Spears/Lifers Trust
Massachusetts State College Building Authority,
Series 2008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.220% 05/01/39 (03/01/12) (b)(c)	3,570,000	3,570,000
MA Development Finance Agency
Abby Kelly Foster Charter,
Series 2008, LOC: TD Bank N.A. 0.170% 09/01/38 (03/01/12) (b)(c)	4,765,000	4,765,000
Babson College,
Series 2008 A, LOC: FHLB 0.140% 10/01/32 (03/01/12) (b)(c)	2,035,000	2,035,000
Beth Israel Deaconess Medical:
Series 2011 A, LOC: Citizens Bank 0.170% 06/01/41 (03/01/12) (b)(c)	9,075,000	9,075,000
Series 2011 B,
LOC: M&T Bank 0.180% 06/01/41 (03/01/12) (b)(c)	6,675,000	6,675,000
Boston University:
Series 2008 U-1, LOC: Bank of Nova Scotia 0.110% 10/01/40 (03/01/12) (b)(c)	2,800,000	2,800,000
Series 2008 U-3,
LOC: Northern Trust Co. 0.110% 10/01/40 (03/01/12) (b)(c)	5,405,000	5,405,000
P-Floats-PT-923,
100 Lansdowne Street Project, Series 2004, AMT, LIQ FAC: FHLMC: 0.360% 01/01/36 (03/01/12) (b)(c)	3,720,000	3,720,000
Partners Healthcare System,
Series 2012, LIQ FAC: Citibank N.A. 0.160% 07/01/19 (03/01/12) (b)(c)(d)	1,500,000	1,500,000

See Accompanying Notes to Financial Statements.

7

BofA Massachusetts Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
The Fay School, Inc.,
Series 2008, LOC: TD Bank N.A. 0.150% 04/01/38 (03/01/12) (b)(c)	6,600,000	6,600,000
MA Falmouth
Series 2011,
1.500% 07/27/12	2,530,000	2,541,233
Series 2012 A,
1.250% 07/27/12 (e)	3,256,839	3,269,541
MA Hanover
Series 2011,
1.000% 09/14/12	6,000,000	6,022,183
MA Health & Educational Facilities Authority
Baystate Medical Center, Inc.,
Series 2009 J-1, LOC: JPMorgan Chase Bank 0.120% 07/01/44 (03/07/12) (b)(c)	2,500,000	2,500,000
Bentley University,
Series 2000 K, LOC: JPMorgan Chase Bank 0.110% 07/01/30 (03/07/12) (b)(c)	1,000,000	1,000,000
Caritas Christi,
Series 2002 B, Escrowed to maturity, 6.500% 07/01/12	805,000	821,195
Harrington Memorial,
Series 2008 A, LOC: TD Bank N.A. 0.130% 07/01/38 (03/07/12) (b)(c)	5,600,000	5,600,000
Partners Healthcare Systems,
Series 2003 D-3, SPA: JPMorgan Chase Bank 0.140% 07/01/38 (03/01/12) (b)(c)	3,490,000	3,490,000
The Children's Hospital Corp.,
Series 2010 N4, LOC: JPMorgan Chase Bank, GTY AGMT: The Children's Medical Center 0.140% 10/01/49 (03/01/12) (b)(c)	890,000	890,000
Wellesley College,
Series 1999 G, 0.090% 07/01/39 (03/01/12) (a)(b)	130,000	130,000

	Par ($)	Value ($)
MA Holliston
Series 2011,
1.250% 05/25/12	1,770,000	1,772,327
MA Housing Finance Agency
ROCS RRII R 11928,
Series 2011, AMT, LIQ FAC: Citibank N.A. 0.220% 06/01/36 (03/01/12) (b)(c)(d)	3,195,000	3,195,000
MA Industrial Finance Agency
120 Chestnut Street LP,
Series 1992, LOC: Sumitomo Bank Ltd. 0.110% 08/01/26 (03/07/12) (b)(c)	2,670,000	2,670,000
Berkshire School, Inc.,
Series 1990, LOC: JPMorgan Chase Bank 0.110% 09/01/20 (03/08/12) (b)(c)	3,200,000	3,200,000
MA Marlborough
Series 2011,
2.000% 06/15/12	899,000	902,889
MA Medfield
Series 2012,
3.000% 03/15/13 (e)	1,120,000	1,151,461
MA Newburyport
Series 2012,
1.000% 01/18/13	2,816,000	2,830,449
MA Norwood
Series 2012,
1.250% 01/18/13	3,800,000	3,830,719
MA Puttable Floating Option Tax-Exempt Receipts
Massachusetts State Development Finance Agency:
Haverhill Mills Project, Series 2008, AMT, LIQ FAC: FHLMC 0.360% 11/01/37 (03/01/12) (b)(c)	9,000,000	9,000,000
Series 2008, AMT,
LIQ FAC: FHLMC 0.360% 05/01/55 (03/01/12) (b)(c)	10,750,000	10,750,000
MA Quincy
Series 2011 B,
1.500% 07/27/12	6,000,000	6,027,299

See Accompanying Notes to Financial Statements.

8

BofA Massachusetts Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Shrewsbury
Series 2011,
1.000% 11/16/12	3,500,000	3,517,100
MA State
Series 2001 C,
SPA: State Street Bank & Trust Co. 0.130% 01/01/21 (03/01/12) (b)(c)	2,000,000	2,000,000
Series 2002 B,
Insured: AGMC, Pre-refunded 03/01/12: 5.500% 03/01/15	2,000,000	2,000,000
5.500% 03/01/19	2,655,000	2,655,000
Series 2008 C27,
SPA: Wells Fargo Bank N.A. 0.140% 11/01/25 (03/07/12) (b)(c)(d)	7,750,000	7,750,000
Series 2009 A,
2.250% 03/01/12	1,000,000	1,000,000
MA University of Massachusetts Building Authority
Series 2008 1,
LOC: Lloyds TSB Bank PLC 0.180% 05/01/38 (03/07/12) (b)(c)	4,855,000	4,855,000
MA Water Resources Authority
ROCS RRII R 11914,
Series 2011, LIQ FAC: Citibank N.A. 0.160% 08/01/18 (03/01/12) (b)(c)(d)	2,590,000	2,590,000
MA Westborough
Series 2010,
4.000% 08/15/12	1,325,000	1,346,929
Massachusetts Total		175,103,947
Montana – 1.0%
MT Forsyth Pollution Control
PacifiCorp.,
Series 1988, LOC: BNP Paribas 0.260% 01/01/18 (03/01/12) (b)(c)	2,100,000	2,100,000
Montana Total		2,100,000

	Par ($)	Value ($)
New Jersey – 1.9%
NJ Economic Development Authority
1992 Keystone Project,
LOC: BNP Paribas 1.250% 03/01/12	4,000,000	4,000,000
New Jersey Total		4,000,000
New York – 1.3%
NY New York City Municipal Water Finance Authority
Series 2008 BB-1,
SPA: Landesbank Hessen-Thüringen 0.150% 06/15/39 (03/01/12) (b)(c)	640,000	640,000
NY New York City Transitional Finance Authority
Series 2002 1,
LIQ FAC: Landesbank Hessen-Thüringen 0.190% 11/01/22 (03/07/12) (b)(c)	1,935,000	1,935,000
New York Total		2,575,000
Puerto Rico – 5.1%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.180% 01/01/28 (03/01/12) (b)(c)	1,625,000	1,625,000
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.260% 08/01/47 (03/01/12) (b)(c)	810,000	810,000
Series 2008,
GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.220% 08/01/54 (03/01/12) (b)(c)	1,896,000	1,896,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998 A,
LOC: Bank of Nova Scotia 0.100% 07/01/28 (03/07/12) (b)(c)	4,370,000	4,370,000

See Accompanying Notes to Financial Statements.

9

BofA Massachusetts Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PR Commonwealth of Puerto Rico
Series 2003 C-5-2,
LOC: Barclays Bank PLC 0.140% 07/01/20 (03/01/12) (b)(c)	1,895,000	1,895,000
Puerto Rico Total		10,596,000
Tennessee – 1.0%
TN Shelby County Health Educational & Housing Facilities Board
Gables-Tennessee Properties,
Arbors of Germantown Project, Series 1994, LOC: Wells Fargo Bank N.A. 0.180% 07/01/24 (03/07/12) (b)(c)	2,000,000	2,000,000
Tennessee Total		2,000,000
Virginia – 1.7%
VA Commonwealth University Health System Authority
Series 2005 A,
Insured: AMBAC, LOC: Wells Fargo Bank N.A. 0.150% 07/01/30 (03/01/12) (b)(c)	3,465,000	3,465,000
Virginia Total		3,465,000
Total Municipal Bonds (cost of $201,599,947)		201,599,947
Closed-End Investment Company – 4.3%
Other – 4.3%
Nuveen Premier Municipal Opportunity Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.300% 12/01/40 (03/01/12) (b)(c)(d)	9,000,000	9,000,000
Other Total		9,000,000
Total Closed-End Investment Company (cost of $9,000,000)		9,000,000
Total Investments – 102.0% (cost of $210,599,947) (f)		210,599,947
Other Assets & Liabilities, Net – (2.0)%		(4,224,702)
Net Assets – 100.0%		206,375,245

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2012.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2012.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities, which are not illiquid, amounted to $30,635,000 or 14.8% of net assets for the Fund.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $210,599,947.

The following table summarizes the inputs used, as of February 29, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$201,599,947	$—	$201,599,947
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$210,599,947	$—	$210,599,947

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 29, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 29, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	97.7
Closed-End Investment Company	4.3
102.0
Other Assets & Liabilities, Net	(2.0)
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

NATL-RE	National Public Finance Guarantee Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statements of Assets and Liabilities – BofA Money Market Funds
February 29, 2012 (Unaudited)

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Assets
Investments, at amortized cost approximating value	106,286,663	210,599,947
Cash	2,751,669	4,762
Receivable for:
Fund shares sold	—	750
Interest	201,759	351,360
Expense reimbursement due from investment advisor	21,856	21,004
Trustees' deferred compensation plan	5,772	6,887
Prepaid expenses	2,515	5,161
Total Assets	109,270,234	210,989,871
Liabilities
Payable for:
Investments purchased	3,700,000	—
Investments purchased on a delayed delivery basis	1,493,889	4,421,001
Fund shares repurchased	—	10,010
Distributions	3,044	7,303
Investment advisory fee	12,839	24,872
Administration fee	—	998
Pricing and bookkeeping fees	9,005	12,864
Transfer agent fee	1,976	2,265
Trustees' fees	31,170	31,005
Audit fee	20,781	21,307
Legal fee	51,008	51,076
Custody fee	700	543
Reports to shareholders	14,947	16,241
Chief compliance officer expenses	1,287	1,221
Trustees' deferred compensation plan	5,772	6,887
Other liabilities	4,746	7,033
Total Liabilities	5,351,164	4,614,626
Net Assets	103,919,070	206,375,245
Net Assets Consist of
Paid-in capital	103,866,500	206,279,656
Undistributed net investment income	46,576	86,815
Accumulated net realized gain	5,994	8,774
Net Assets	103,919,070	206,375,245
Capital Class Shares (1)
Net assets	$103,814,927	$206,274,932
Shares outstanding	103,762,382	206,180,470
Net asset value per share	$1.00	$1.00
Investor Class Shares
Net assets	$104,143	$100,313
Shares outstanding	104,091	100,267
Net asset value per share	$1.00	$1.00

(1)  On October 1, 2011, the Capital Class shares of the Fund commenced operations and the Retail A shares and the G-Trust shares of the Fund converted into the Capital Class shares of the Fund.

See Accompanying Notes to Financial Statements.

11

Statements of Operations – BofA Money Market Funds
For the Six Months Ended February 29, 2012 (Unaudited)

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Investment Income
Interest	131,932	244,778
Expenses
Investment advisory fee	83,201	155,342
Administration fee	28,147	69,028
Distribution fee:
Investor Class Shares (1)	202	52
Shareholder service fee:
Investor Class Shares (1)	506	131
Retail A Shares	61	162
Transfer agent fee	3,758	4,132
Pricing and bookkeeping fees	34,966	43,311
Trustees' fees	24,680	24,940
Custody fee	3,109	3,661
Audit fee	19,928	20,454
Legal fees	70,106	70,094
Chief compliance officer expenses	3,928	3,943
Other expenses	15,229	17,019
Total Expenses	287,821	412,269
Fees waived or expenses reimbursed by investment advisor and/or administrator	(176,082)	(206,105)
Fees waived by distributor:
Investor Class Shares	(675)	(164)
Retail A Shares	(28)	(76)
Expense reductions	(11)	(36)
Net Expenses	111,025	205,888
Net Investment Income	20,907	38,890
Net realized gain on investments	6,272	9,758
Net Increase Resulting from Operations	27,179	48,648

(1)  Investor Class shares commenced operations on October 3, 2011.

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets – BofA Money Market Funds

Increase (Decrease) in Net Assets	BofA Connecticut Municipal Reserves		BofA Massachusetts Municipal Reserves
	(Unaudited) Six Months Ended February 29, 2012 ($)	Year Ended August 31, 2011 ($)	(Unaudited) Six Months Ended February 29, 2012 ($)	Year Ended August 31, 2011 ($)
Operations
Net investment income	20,907	123,990	38,890	228,071
Net realized gain (loss) on investments	6,272	(278)	9,758	(984)
Net increase resulting from operations	27,179	123,712	48,648	227,087
Distributions to Shareholders
From net investment income:
Capital Class Shares	(79,569)	—	(68,075)	—
G-Trust Shares	(4,599)	(123,642)	(7,215)	(226,984)
Investor Class Shares (1)	(54)	—	(29)	—
Retail A Shares	—	(304)	—	(1,032)
From net realized gains:
G-Trust Shares	—	—	—	(29,677)
Retail A Shares	—	—	—	(324)
Total distributions to shareholders	(84,222)	(123,946)	(75,319)	(258,017)
Net Capital Stock Transactions	5,026,138	(30,373,921)	4,984,660	(117,036,653)
Total increase (decrease) in net assets	4,969,095	(30,374,155)	4,957,989	(117,067,583)
Net Assets
Beginning of period	98,949,975	129,324,130	201,417,256	318,484,839
End of period	103,919,070	98,949,975	206,375,245	201,417,256
Undistributed net investment income at end of period	46,576	109,891	86,815	123,244

(1)  Investor Class shares commenced operations on October 3, 2011.

See Accompanying Notes to Financial Statements.

13

Statements of Changes in Net Assets (continued) – BofA Connecticut Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	79,175,167	79,175,167	—	—
Conversion (See Note 1)	105,984,910	105,984,910	—	—
Distributions reinvested	426	426	—	—
Redemptions	(81,398,121)	(81,398,121)	—	—
Net increase	103,762,382	103,762,382	—	—
G-Trust Shares
Subscriptions	18,758,256	18,758,256	219,882,726	219,882,726
Conversion (See Note 1)	(105,243,588)	(105,243,588)	—	—
Distributions reinvested	—	—	1,903	1,903
Redemptions	(11.612,100)	(11,612,100)	(231,932,934)	(231,932,934)
Net decrease	(98,097,432)	(98,097,432)	(12,048,305)	(12,048,305)
Investor Class Shares (1)
Subscriptions	22,384,745	22,384,745	—	—
Redemptions	(22,280,654)	(22,280,654)	—	—
Net increase	104,091	104,091	—	—
Retail A Shares
Subscriptions	860	859	964,876	964,876
Conversion (See Note 1)	(741,322)	(741,322)	—	—
Distributions reinvested	—	—	298	298
Redemptions	(2,440)	(2,440)	(19,290,790)	(19,290,790)
Net decrease	(742,902)	(742,903)	(18,325,616)	(18,325,616)

(1)  Investor Class shares commenced operations on October 3, 2011.

See Accompanying Notes to Financial Statements.

14

Statements of Changes in Net Assets (continued) – BofA Massachusetts Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	109,891,258	109,891,258	—	—
Conversion (See Note 1)	204,438,456	204,438,456	—	—
Distributions reinvested	720	720	—	—
Redemptions	(108,149,964)	(108,149,965)	—	—
Net increase	206,180,470	206,180,469	—	—
G-Trust Shares
Subscriptions	25,580,836	25,580,836	459,536,859	459,536,859
Conversion (See Note 1)	(201,967,378)	(201,967,378)	—	—
Distributions reinvested	—	—	4,099	4,099
Redemptions	(22,438,606)	(22,438,606)	(501,534,746)	(501,534,746)
Net decrease	(198,825,148)	(198,825,148)	(41,993,788)	(41,993,788)
Investor Class Shares (1)
Subscriptions	264,458	264,458	—	—
Redemptions	(164,191)	(164,191)	—	—
Net increase	100,267	100,267	—	—
Retail A Shares
Subscriptions	150	150	2,721,170	2,721,170
Conversion (See Note 1)	(2,471,078)	(2,471,078)	—	—
Distributions reinvested	—	—	1,354	1,354
Redemptions	—	—	(77,765,389)	(77,765,389)
Net decrease	(2,470,928)	(2,470,928)	(75,042,865)	(75,042,865)

(1)  Investor Class shares commenced operations on October 3, 2011.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Capital Class Shares	2012 (a)		2011	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (d)	—	(e)	0.001	0.001	0.010	0.025	0.034
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.001)	(0.001)	(0.010)	(0.025)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.07	%(h)	0.11%	0.13%	0.99%	2.48%	3.50%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.20%	0.20%	0.24%	0.20%	0.20%
Waiver/Reimbursement	0.32	%(j)	0.37%	0.16%	0.10%	0.11%	0.21%
Net investment income (loss) (i)	0.04	%(j)	0.11%	0.13%	0.95%	2.41%	3.45%
Net assets, end of period (000s)	$103,815		$98,206	$110,239	$275,997	$251,676	$146,801

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(c)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout the period is as follows:

Investor Class Shares	(Unaudited) Period Ended February 29, 2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income (b)	—
Less Distributions to Shareholders:
From net investment income	—	(c)
Net Asset Value, End of Period	$1.00
Total return (d)(e)	0.05	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.22	%(h)
Waiver/Reimbursement	0.60	%(h)
Net investment income (g)	—
Net assets, end of period (000s)	$104

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Period Ended February 29,		Year Ended August 31,
Capital Class Shares	2012 (a)		2011	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (d)	—	(e)	0.001	0.001	0.010	0.025	0.035
Net realized gain (loss) on investments	—	(e)	— (e)	— (e)	— (e)	— (e)	— (e)
Total from investment operations	—	(e)	0.001	0.001	0.010	0.025	0.035
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.001)	(0.010)	(0.025)	(0.035)
From net realized gains	—		— (e)	—	—	—	—
Total distributions to shareholders	—	(e)	(0.001)	(0.001)	(0.010)	(0.025)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.04	%(h)	0.12%	0.13%	1.03%	2.48%	3.51%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.20%	0.20%	0.24%	0.20%	0.20%
Waiver/Reimbursement	0.20	%(j)	0.22%	0.11%	0.09%	0.08%	0.15%
Net investment income (loss) (i)	0.04	%(j)	0.11%	0.10%	1.01%	2.28%	3.46%
Net assets, end of period (000s)	$206,275		$198,945	$240,934	$315,359	$411,289	$210,826

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(c)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

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Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout the period is as follows:

Investor Class Shares	(Unaudited) Period Ended February 29, 2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income (b)	—
Less Distributions to Shareholders:
From net investment income	—	(c)
Net Asset Value, End of Period	$1.00
Total return (d)(e)	0.02	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.23	%(h)
Waiver/Reimbursement	0.51	%(h)
Net investment income (g)	—
Net assets, end of period (000s)	$100

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Money Market Funds
February 29, 2012 (Unaudited)

Note 1. Organization

BofA Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each a "Fund" and collectively, the "Funds"), each a series of the Trust. Each Fund is a non-diversified fund.

Investment Objectives

BofA Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. BofA Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers two classes of shares: Capital Class and Investor Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, for each Fund, the Capital Class shares commenced operations and the G-Trust and Retail A shares converted into each Fund's Capital Class shares. On October 3, 2011, each Fund's Investor Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

BofA Money Market Funds, February 29, 2012 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against such Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2011 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$123,946	$—	$—
BofA Massachusetts Municipal Reserves	229,428	11	28,578

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

21

BofA Money Market Funds, February 29, 2012 (Unaudited)

The following capital loss carryforwards, determined as of August 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration	Capital Loss Carryforwards
BofA Connecticut Municipal Reserves	2019	$278
BofA Massachusetts Municipal Reserves	2019	984

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry-forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry-forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Funds. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Funds and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the six months ended February 29, 2012, the annualized effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund's average daily net assets.

Administration Fee

BofA, provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average net assets of the Funds and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

22

BofA Money Market Funds, February 29, 2012 (Unaudited)

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Funds. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Funds' shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below a Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 29, 2012, no minimum account balance fees were charged by the Funds.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Funds. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments under the Distribution Plan are equal to the annual rate of 0.10% for the Funds. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Investor Class and Retail A shares of the Funds. The Servicing Plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. Payments under the Servicing Plans are equal to the annual rates of 0.25% for the Investor Class shares of the Funds, and 0.10% and 0.08% for the Retail A shares of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves, respectively.

Fee Waivers and Expense Reimbursements

BofA and/or some of the Funds' other service providers have contractually agreed to bear a portion of the Funds' expenses through December 31, 2012, so that the Funds' ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, do not exceed the annual rate of 0.20% of each Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing and distribution fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of each Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of BofA or its affiliates and, with the exception of the Funds' Chief Compliance Officer,

23

BofA Money Market Funds, February 29, 2012 (Unaudited)

receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Funds, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities.

As a result of fund mergers, each Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statements of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets.

On February 28, 2011, the Board of Trustees voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid out of Fund assets on or about March 1, 2012.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six months ended February 29, 2012, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
BofA Connecticut Municipal Reserves	$11
BofA Massachusetts Municipal Reserves	36

Note 6. Line of Credit

The Funds and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 29, 2012, the Funds did not borrow under these arrangements.

Note 7. Shareholder Concentration

As of February 29, 2012, each Fund had shareholder accounts that held greater than 5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Accounts	% of Shares Outstanding Held
BofA Connecticut Municipal Reserves	1	99.3
BofA Massachusetts Municipal Reserves	1	98.9

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

24

BofA Money Market Funds, February 29, 2012 (Unaudited)

Note 8. Significant Risks and Contingencies

Non-Diversification Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments.

Geographic Concentration Risk

BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies and public authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

25

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 29-30, 2011, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2011 for review and discussion of the materials described below. The Board also receives performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee also met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

26

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper"), an independent provider of investment company data, to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds as determined by Lipper (the "Universe"). In addition, for the state-specific Funds, the Board also reviewed comparisons of their fees to the expense information for a Peer Group of funds that concentrate their investments in the same state. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group(s) and Universe. For certain Funds, Lipper determined that the composition of the Peer Group for expenses would differ from the composition for performance. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as, for the state-specific Funds, the performance information for a Peer Group of funds that concentrate their investments in the same state. The Board also considered information provided by BoAA comparing the Funds' performance to that of subsets of the iMoneyNet category peers, which include funds that are viewed by BoAA as direct competitive peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds generally underperformed their peers in the more recent periods, but considered such underperformance in the context of BoAA's overall investment approach which emphasizes liquidity and capital preservation.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund

27

shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviews reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 29 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Connecticut Municipal Reserves

BofA Massachusetts Municipal Reserves

Semiannual Report, February 29, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/222915-0212 (04/12)

BofATM Funds

Semiannual Report

February 29, 2012

BofA Money Market Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	11

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	16

Notes to Financial Statements	22

Board Consideration and Re-Approval of Investment Advisory Agreement	28

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Money Market Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.41	1.59	1.61	0.32
Capital Class Shares	1,000.00	1,000.00	1,000.60	1,024.01	0.99	1.01	0.20
Institutional Capital Shares (1)	1,000.00	1,000.00	1,000.60	1,024.01	0.99	1.01	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.40	1,023.81	1.19	1.21	0.24
Liquidity Class Shares	1,000.00	1,000.00	1,000.02	1,023.46	1.54	1.56	0.31
Trust Class Shares	1,000.00	1,000.00	1,000.11	1,023.56	1.44	1.46	0.29

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(1) After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

1

Investment Portfolio – BofA Money Market Reserves

February 29, 2012 (Unaudited)

Certificates of Deposit – 24.1%
	Par ($)	Value ($)
Bank of Montreal/Chicago
0.130% 03/23/12	46,900,000	46,900,000
0.150% 03/19/12	44,500,000	44,500,000
Bank of Nova Scotia/Houston
0.300% 04/03/12	26,000,000	26,000,000
0.420% 07/09/12	83,000,000	83,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.370% 05/24/12	47,000,000	47,000,000
0.410% 04/30/12	90,000,000	90,000,000
0.440% 03/22/12	60,000,000	60,000,000
0.470% 03/09/12	32,000,000	32,000,000
0.510% 04/02/12	88,000,000	88,000,000
Barclays Bank PLC/NY
0.570% 04/26/12	49,000,000	49,000,000
0.580% 04/24/12	104,000,000	104,000,000
0.600% 04/23/12	95,000,000	95,000,000
Credit Suisse/NY
0.350% 04/30/12	105,000,000	105,000,000
DnB Norbank ASA/NY
0.380% 06/14/12	30,050,000	30,050,000
0.380% 07/02/12	59,000,000	59,000,000
0.400% 06/18/12	25,000,000	25,000,000
0.470% 04/23/12	75,900,000	75,904,464
National Australia Bank Ltd.
0.380% 07/18/12	47,000,000	47,000,000
0.400% 07/16/12	36,000,000	36,000,000
0.420% 04/17/12	8,000,000	8,000,937
Nordea Bank Finland/NY
0.350% 06/13/12	22,200,000	22,200,000
0.380% 06/25/12	71,000,000	71,000,000
0.380% 07/02/12	48,400,000	48,400,000
0.400% 05/21/12	50,000,000	50,000,000
0.410% 05/21/12	27,600,000	27,606,820
0.440% 04/10/12	50,000,000	50,000,000
0.460% 04/09/12	6,000,000	6,000,065
0.500% 03/12/12	22,250,000	22,250,000
0.520% 06/25/12	33,000,000	33,002,118
Skandinaviska Enskilda Banken/NY
0.460% 03/05/12	75,200,000	75,200,000
0.470% 03/20/12	3,000,000	3,000,024
0.570% 05/01/12	46,000,000	46,000,000
0.580% 03/07/12	33,000,000	33,000,000
0.620% 04/13/12	129,200,000	129,200,000
0.840% 03/09/12	3,000,000	3,000,144

	Par ($)	Value ($)
Sumitomo Mitsui Banking Corp./NY
0.370% 06/01/12	10,000,000	10,000,000
0.380% 04/26/12	50,000,000	50,000,000
0.450% 03/12/12	82,000,000	82,000,000
0.450% 04/11/12	48,000,000	48,000,000
0.480% 04/05/12	48,000,000	48,000,000
0.520% 04/05/12	80,000,000	80,000,000
Svenska Handelsbanken/NY
0.480% 03/01/12	80,000,000	80,000,000
0.500% 03/20/12	50,200,000	50,200,000
0.515% 04/05/12	95,200,000	95,200,000
0.580% 08/24/12	104,000,000	104,005,070
0.585% 08/17/12	75,000,000	75,001,755
Toronto-Dominion Bank/NY
0.380% 04/30/12	36,000,000	36,000,000
Westpac Banking Corp./NY
0.250% 03/12/12	15,000,000	15,000,000
0.500% 06/27/12	43,000,000	43,000,000
Total Certificates of Deposit (cost of $2,587,621,397)		2,587,621,397
Asset-Backed Commercial Paper (a) – 19.4%
Chariot Funding LLC
0.220% 03/08/12 (b)	11,000,000	10,999,529
0.320% 07/05/12 (b)	18,000,000	17,979,840
FCAR Owner Trust
0.270% 05/01/12	5,000,000	4,997,713
0.290% 03/01/12	26,000,000	26,000,000
0.300% 04/02/12	96,000,000	95,974,400
0.310% 04/02/12	19,000,000	18,994,764
0.310% 04/03/12	70,500,000	70,479,966
0.310% 04/04/12	20,000,000	19,994,144
0.340% 03/01/12	34,000,000	34,000,000
0.550% 07/02/12	152,900,000	152,612,675
Jupiter Securitization Co. LLC
0.220% 03/09/12 (b)	22,000,000	21,998,924
0.320% 07/05/12 (b)	18,000,000	17,979,840
Kells Funding LLC
0.339% 05/11/12 (03/15/12) (b)(c)(d)	37,000,000	36,999,893
0.543% 03/15/12 (b)	98,250,000	98,250,000
0.570% 07/02/12 (b)	81,140,000	80,981,980
0.570% 07/03/12 (b)	120,950,000	120,712,535
0.599% 03/12/12 (03/01/12) (b)(c)(d)	59,300,000	59,300,000

See Accompanying Notes to Financial Statements.

2

BofA Money Market Reserves

February 29, 2012 (Unaudited)

Asset-Backed Commercial Paper (a) (continued)
	Par ($)	Value ($)
Liberty Funding LLC
0.240% 03/15/12 (b)	30,910,000	30,907,115
Manhattan Asset Funding Co. LLC
0.190% 03/08/12 (b)	27,000,000	26,999,003
0.200% 03/19/12 (b)	33,800,000	33,796,620
0.260% 03/30/12 (b)	13,000,000	12,997,277
Market Street Funding LLC
0.220% 03/07/12 (b)	15,000,000	14,999,450
0.220% 04/30/12 (b)	59,000,000	58,978,367
MetLife Short Term Funding LLC
0.200% 04/27/12 (b)	30,860,000	30,850,228
0.240% 06/11/12 (b)	32,800,000	32,777,696
0.260% 05/29/12 (b)	26,775,000	26,757,790
0.270% 04/04/12 (b)	66,000,000	65,983,170
0.310% 03/20/12 (b)	16,000,000	15,997,382
0.320% 03/26/12 (b)	39,000,000	38,991,333
0.330% 03/26/12 (b)	7,400,000	7,398,304
0.330% 04/03/12 (b)	16,000,000	15,995,160
0.330% 05/07/12 (b)	21,000,000	20,987,103
0.340% 03/19/12 (b)	37,000,000	36,993,710
0.340% 05/14/12 (b)	41,000,000	40,971,346
0.380% 04/02/12 (b)	63,000,000	62,978,720
0.380% 04/03/12 (b)	36,000,000	35,987,460
Royal Park Investments Funding Corp.
1.000% 03/13/12 (b)	44,400,000	44,385,200
1.000% 03/27/12 (b)	64,500,000	64,453,417
1.000% 04/03/12 (b)	37,500,000	37,465,625
1.050% 03/05/12 (b)	43,300,000	43,294,948
1.050% 03/12/12 (b)	10,100,000	10,096,760
1.050% 03/16/12 (b)	8,300,000	8,296,369
1.050% 03/20/12 (b)	73,500,000	73,459,269
1.050% 03/21/12 (b)	36,200,000	36,178,883
Salisbury Receivables Co. LLC
0.270% 04/03/12 (b)	26,000,000	25,993,565
0.300% 04/12/12 (b)	6,000,000	5,997,900
Straight-A Funding LLC
0.190% 04/12/12 (b)	29,000,000	28,993,572
Surrey Funding Corp.
0.320% 04/11/12 (b)	10,000,000	9,996,356
Variable Funding Capital Co. LLC
0.190% 04/16/12 (b)	29,000,000	28,992,959
Versailles Commercial Paper LLC
0.310% 03/06/12 (b)	100,000,000	99,995,694

	Par ($)	Value ($)
Working Capital Management Co.
0.250% 03/14/12 (b)	13,200,000	13,198,808
0.260% 03/07/12 (b)	11,600,000	11,599,497
0.260% 03/12/12 (b)	11,250,000	11,249,106
0.270% 03/05/12 (b)	21,846,000	21,845,345
0.270% 03/06/12 (b)	7,375,000	7,374,723
Total Asset-Backed Commercial Paper (cost of $2,082,471,433)		2,082,471,433
Commercial Paper (a) – 17.9%
American Honda Finance Corp.
0.150% 04/18/12	21,300,000	21,295,740
0.160% 04/18/12	9,800,000	9,797,909
Australia & New Zealand Banking Group Ltd.
0.555% 06/22/12 (b)	57,410,000	57,309,987
BHP Billiton Finance USA Ltd.
0.130% 05/01/12 (b)	28,000,000	27,993,832
0.150% 03/19/12 (b)	27,000,000	26,997,975
BNZ International Funding Ltd.
0.230% 05/01/12 (b)	35,000,000	34,986,360
0.430% 03/30/12 (b)	34,000,000	33,988,223
0.500% 08/08/12 (b)	11,600,000	11,574,222
0.520% 08/16/12 (b)	36,000,000	35,912,640
0.540% 07/27/12 (b)	36,195,000	36,114,647
0.590% 07/12/12 (b)	51,000,000	50,888,834
0.610% 07/05/12 (b)	68,000,000	67,854,820
0.650% 05/16/12 (b)	28,500,000	28,460,892
Coca-Cola Co.
0.140% 05/04/12 (b)	18,000,000	17,995,520
0.140% 05/15/12 (b)	35,400,000	35,389,675
0.160% 06/04/12 (b)	25,000,000	24,989,445
0.180% 03/07/12 (b)	7,500,000	7,499,775
Commonwealth Bank of Australia
0.250% 03/15/12 (b)	46,140,000	46,135,514
0.490% 07/12/12 (b)	34,000,000	33,938,451
0.600% 06/06/12 (b)	60,000,000	59,903,000
DnB Norbank ASA
0.400% 04/30/12 (b)	18,000,000	17,988,000
0.424% 04/25/12 (03/26/12) (b)(c)(d)	8,735,000	8,736,184
0.490% 04/10/12 (b)	19,000,000	18,989,656
0.500% 04/12/12 (b)	65,000,000	64,962,083
0.520% 04/02/12 (b)	17,000,000	16,992,142

See Accompanying Notes to Financial Statements.

3

BofA Money Market Reserves

February 29, 2012 (Unaudited)

Commercial Paper (a) (continued)
	Par ($)	Value ($)
Erste Abwicklungsanstalt
0.550% 03/06/12 (b)	43,000,000	42,996,715
0.550% 05/10/12 (b)	13,000,000	12,986,097
0.560% 05/07/12 (b)	47,000,000	46,951,016
0.560% 05/10/12 (b)	47,000,000	46,948,822
0.700% 04/23/12 (b)	42,000,000	41,956,717
0.750% 04/05/12 (b)	42,000,000	41,969,375
0.750% 04/10/12 (b)	42,000,000	41,965,000
0.750% 04/18/12 (b)	43,025,000	42,981,975
General Electric Capital Corp.
0.280% 04/06/12	43,675,000	43,662,771
0.280% 04/11/12	86,450,000	86,422,432
Nationwide Building Society
0.640% 05/01/12 (b)	80,000,000	79,913,245
Nordea North America, Inc.
0.485% 03/22/12	24,000,000	23,993,210
Procter & Gamble Co.
0.120% 05/17/12 (b)	27,500,000	27,492,942
0.150% 04/04/12 (b)	15,000,000	14,997,875
State Street Corp.
0.200% 03/07/12	57,000,000	56,998,100
Svenska Handelsbanken, Inc.
0.340% 06/04/12 (b)	31,600,000	31,571,648
Toyota Financial Services de Puerto Rico, Inc.
0.250% 04/13/12	21,000,000	20,993,729
0.250% 04/20/12	21,000,000	20,992,708
Toyota Motor Credit Corp.
0.200% 05/25/12	27,300,000	27,287,108
Westpac Banking Corp.
0.450% 07/12/12 (b)	58,000,000	57,903,575
0.480% 07/12/12 (b)	81,000,000	80,856,360
Westpac Securities NZ Ltd.
0.270% 05/03/12 (b)	6,950,000	6,946,716
0.500% 07/24/12 (b)	32,600,000	32,534,347
0.500% 08/23/12 (b)	35,000,000	34,914,931
0.500% 08/27/12 (b)	5,000,000	4,987,569
0.510% 07/18/12 (b)	86,250,000	86,080,159
0.510% 08/08/12 (b)	44,000,000	43,900,267
0.530% 08/07/12 (b)	32,000,000	31,925,093
Total Commercial Paper (cost of $1,929,826,028)		1,929,826,028

Municipal Bonds (d)(e) – 5.2%
	Par ($)	Value ($)
California – 0.1%
CA Metropolitan Water District of Southern California
Series 2000 B-4,
SPA: Wells Fargo Bank N.A. 0.110% 07/01/35 (03/07/12)	15,300,000	15,300,000
California Total		15,300,000
Colorado – 0.5%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-2, SPA: FHLB 0.190% 10/01/33 (03/07/12)	3,000,000	3,000,000
Series 2004 A1, SPA: FHLB 0.150% 10/01/34 (03/07/12)	10,285,000	10,285,000
Series 2008 A1, SPA: FHLB 0.140% 04/01/29 (03/07/12)	5,795,000	5,795,000
Series 2008 C1, SPA: FHLB 0.180% 10/01/38 (03/07/12)	3,970,000	3,970,000
Series 2001 AA1,
LOC: FNMA, LOC: FHLMC 0.140% 05/01/41 (03/07/12)	14,505,000	14,505,000
Series 2005 B-1,
SPA: FHLB 0.140% 04/01/40 (03/07/12)	5,890,000	5,890,000
Series 2006 CL1,
SPA: FHLB 0.190% 11/01/36 (03/07/12)	955,000	955,000
Single Family:
Series 2002 A-1, SPA: FHLB 0.240% 11/01/13 (03/07/12)	1,340,000	1,340,000

See Accompanying Notes to Financial Statements.

4

BofA Money Market Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Series 2003 A1, LOC: FNMA, LOC: FHLMC 0.240% 11/01/30 (03/07/12)	925,000	925,000
Series 2003 B1, LOC: FNMA, LOC: FHLMC 0.140% 11/01/33 (03/07/12)	3,380,000	3,380,000
Series 2006 B1, LOC: FNMA, LOC: FHLMC 0.140% 11/01/36 (03/07/12)	320,000	320,000
Series 2006 C1, LOC: FNMA, LOC: FHLMC 0.140% 11/01/36 (03/07/12)	315,000	315,000
Colorado Total		50,680,000
Connecticut – 0.4%
CT Housing Finance Authority
Series 2001 D3, AMT,
SPA: Bank of Tokyo-Mitsubishi UFJ
0.190% 05/15/33 (03/01/12)	13,700,000	13,700,000
Series 2008 A5,
SPA: FHLB 0.140% 11/15/38 (03/01/12)	12,164,000	12,164,000
Series 2008 B4,
SPA: Landesbank Hessen-Thüringen
0.270% 11/15/38 (03/01/12)	15,755,000	15,755,000
Connecticut Total		41,619,000
Indiana – 0.0%
IN Rockport
AK Steel Corp.,
Series 1997 A, AMT, LOC: PNC Bank N.A.
0.160% 12/01/27 (03/07/12)	3,400,000	3,400,000
Indiana Total		3,400,000

	Par ($)	Value ($)
Iowa – 0.2%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB
0.200% 07/01/34 (03/01/12)	5,665,000	5,665,000
Series 2007 C,
SPA: FHLB 0.180% 07/01/37 (03/01/12)	895,000	895,000
Series 2007 G,
SPA: FHLB 0.170% 01/01/38 (03/01/12)	1,055,000	1,055,000
Series 2007,
SPA: FHLB 0.170% 01/01/39 (03/01/12)	5,460,000	5,460,000
Series 2009 G,
SPA: FHLB 0.180% 01/01/39 (03/01/12)	6,170,000	6,170,000
Iowa Total		19,245,000
Massachusetts – 0.0%
MA Simmons College
Series 2008,
LOC: TD Bank N.A.
0.170% 10/01/22 (03/01/12)	5,050,000	5,050,000
Massachusetts Total		5,050,000
Minnesota – 0.0%
MN Housing Finance Agency
Residential Housing,
Series 2007 T, SPA: State Street Bank & Trust Co. 0.190% 07/01/48 (03/01/12)	555,000	555,000
Minnesota Total		555,000
New Hampshire – 0.0%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.160% 06/01/41 (03/07/12)	4,855,000	4,855,000
New Hampshire Total		4,855,000

See Accompanying Notes to Financial Statements.

5

BofA Money Market Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
New Mexico – 0.1%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada 0.200% 12/15/26 (03/01/12)	10,850,000	10,850,000
New Mexico Total		10,850,000
New York – 0.1%
NY New York City Municipal Water Finance Authority
Second Generation Resolution,
Series 2008 BB-1, SPA: Landesbank Hessen-Thüringen
0.150% 06/15/39 (03/01/12)	9,675,000	9,675,000
New York Total		9,675,000
Texas – 3.3%
TX JPMorgan Chase Putters/Drivers Trust
Series 2011 3945,
LIQ FAC: JPMorgan Chase & Co. 0.130% 08/30/12 (03/01/12) (b)	150,000,000	150,000,000
Series 2011 3946,
LIQ FAC: JPMorgan Chase & Co. 0.130% 08/30/12 (03/01/12) (b)	8,515,000	8,515,000
Series 2011 3953,
LIQ FAC: JPMorgan Chase & Co. 0.130% 08/30/12 (03/01/12) (b)	41,675,000	41,675,000
Series 2011 3964,
LIQ FAC: JPMorgan Chase & Co. 0.130% 08/30/12 (03/01/12) (b)	39,000,000	39,000,000
TX State
Product Development Project,
Series 2005 A, SPA: National Australia Bank 0.160% 06/01/45 (03/01/12)	1,475,000	1,475,000
Small Business,
Series 2005 B, SPA: National Australia Bank
0.160% 06/01/45 (03/01/12)	1,125,000	1,125,000

	Par ($)	Value ($)
Veterans Assistance,
Series 2004 I, SPA: JPMorgan Chase Bank 0.160% 12/01/24 (03/07/12)	5,400,000	5,400,000
Veterans Housing Assistance,
Series 1999 A-2, LIQ FAC: JPMorgan Chase & Co. 0.150% 12/01/29 (03/07/12)	26,000,000	26,000,000
Veterans Housing:
Series 1997 B-2, LIQ FAC: State Street Bank & Trust Co.
0.160% 12/01/29 (03/07/12)	13,000,000	13,000,000
Series 2003, AMT,
SPA: Landesbank Hessen-Thüringen 0.180% 06/01/34 (03/07/12)	7,815,000	7,815,000
Series 2004,
SPA: JPMorgan Chase Bank
0.160% 06/01/20 (03/07/12)	2,600,000	2,600,000
Series 2006 B,
LIQ FAC: Landesbank Hessen-Thüringen
0.180% 12/01/26 (03/07/12)	6,465,000	6,465,000
Series 2009,
SPA: JPMorgan Chase & Co. 0.160% 06/01/31 (03/07/12)	740,000	740,000
Veterans Land:
Series 2000, SPA: JPMorgan Chase Bank: 0.140% 12/01/20 (03/06/12)	9,940,000	9,940,000
0.140% 12/01/30 (03/06/12)	12,100,000	12,100,000
Series 2002 A, SPA: Landesbank Hessen-Thüringen
0.160% 12/01/32 (03/06/12)	4,690,000	4,690,000
Series 2003, SPA: State Street Bank & Trust Co.
0.160% 12/01/23 (03/06/12)	3,250,000	3,250,000
Series 2004, SPA: State Street Bank & Trust Co.
0.140% 12/01/24 (03/06/12)	9,925,000	9,925,000

See Accompanying Notes to Financial Statements.

6

BofA Money Market Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Series 2006 B, SPA: Landesbank Hessen-Thüringen 0.150% 12/01/26 (03/07/12)	5,795,000	5,795,000
Texas Total		349,510,000
Washington – 0.2%
WA Port of Seattle
Series 2008, AMT,
LOC: Landesbank Hessen-Thüringen 0.240% 07/01/33 (03/07/12)	17,300,000	17,300,000
Washington Total		17,300,000
Wisconsin – 0.3%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services,
Series 2007, LOC: PNC Bank N.A. 0.120% 08/15/36 (03/07/12)	19,100,000	19,100,000
WI Housing & Economic Development Authority
Series 2006 B,
SPA: Bank of Nova Scotia 0.160% 09/01/37 (03/01/12)	5,190,000	5,190,000
Series 2007 D,
SPA: Fortis Bank SA/NV: 0.850% 09/01/27 (03/07/12)	1,000,000	1,000,000
0.850% 09/01/34 (03/07/12)	6,485,000	6,485,000
Wisconsin Total		31,775,000
Total Municipal Bonds (cost of $559,814,000)		559,814,000
Government & Agency Obligations – 4.1%
U.S. Government Agencies – 2.3%
Federal Farm Credit Bank
0.150% 07/05/12 (f)	12,000,000	11,993,700
0.275% 01/10/13 (03/10/12) (c)(d)	34,000,000	33,995,542
Federal Home Loan Mortgage Corp.
0.400% 11/18/13 (03/05/12) (c)(d)	57,800,000	57,779,942

	Par ($)	Value ($)
Federal National Mortgage Association
0.276% 12/20/12 (03/20/12) (c)(d)	25,000,000	24,995,924
0.330% 01/27/14 (03/05/12) (c)(d)	14,000,000	13,997,282
0.340% 10/17/13 (03/01/12) (c)(d)	29,605,000	29,595,194
0.400% 02/01/13 (05/01/12) (c)(d)	71,300,000	71,288,886
U.S. Government Agencies Total		243,646,470
U.S. Government Obligations – 1.8%
U.S. Treasury Note
0.500% 11/30/12	17,500,000	17,541,623
1.000% 04/30/12	41,500,000	41,560,035
1.375% 09/15/12	30,800,000	31,003,527
1.375% 01/15/13	34,500,000	34,871,431
3.875% 10/31/12	24,375,000	24,979,662
4.625% 07/31/12	42,680,000	43,476,699
U.S. Government Obligations Total		193,432,977
Total Government & Agency Obligations (cost of $437,079,447)		437,079,447
Time Deposits – 2.3%
Citibank N.A.
0.110% 03/01/12	135,028,000	135,028,000
Royal Bank of Canada
0.100% 03/01/12	117,000,000	117,000,000
Total Time Deposits (cost of $252,028,000)		252,028,000
Corporate Bond – 0.0%
Shell International Finance BV
0.920% 06/22/12 (03/22/12) (c)(d)	1,930,000	1,933,249
Total Corporate Bond (cost of $1,933,249)		1,933,249
Repurchase Agreements – 27.1%
Repurchase agreement with Barclays Capital, dated 02/02/12, due 03/05/12 at 0.340%, collateralized by corporate bonds with various maturities to 01/14/20, market value $53,550,000 (repurchase proceeds $51,015,413)	51,000,000	51,000,000

See Accompanying Notes to Financial Statements.

7

BofA Money Market Reserves

February 29, 2012 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 02/29/12, due 03/01/12 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 02/27/17, market value $282,300,677 (repurchase proceeds $276,766,614)	276,765,000	276,765,000
Repurchase agreement with Citibank N.A., dated 02/29/12, due 03/01/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/41, market value $71,400,001 (repurchase proceeds $70,000,369)	70,000,000	70,000,000
Repurchase agreement with Credit Suisse First Boston, dated 02/29/12, due 04/27/12 at 0.510%, collateralized by corporate bonds with various maturities to 09/15/21, market value $131,251,449 (repurchase proceeds $125,102,708)	125,000,000	125,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/29/12, due 03/01/12 at 0.320%, collateralized by corporate bonds with various maturities to 12/15/37, market value $103,400,177 (repurchase proceeds $94,000,836)	94,000,000	94,000,000
Repurchase agreement with Goldman Sachs, dated 02/29/12, due 03/01/12 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 01/01/41, market value $368,221,842 (repurchase proceeds $361,001,805)	361,000,000	361,000,000

	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs, dated 02/29/12, due 03/07/12 at 0.210%, collateralized by U.S. Treasury obligations with various maturities to 02/15/40, market value $175,441,113 (repurchase proceeds $172,007,023)	172,000,000	172,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/29/12, due 03/01/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/42, market value $141,472,186 (repurchase proceeds $138,696,732)	138,696,000	138,696,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/29/12, due 03/01/12 at 0.220%, collateralized by corporate bonds with various maturities to 01/25/22, market value $135,452,155 (repurchase proceeds $129,000,788)	129,000,000	129,000,000
Repurchase agreement with J.P. Morgan Securities, dated 01/06/12, due 03/06/12 at 0.530%, collateralized by corporate bonds with various maturities to 01/14/22, market value $81,902,318 (repurchase proceeds $78,068,900)	78,000,000	78,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/02/12, due 05/02/12 at 0.550%, collateralized by corporate bonds with various maturities to 11/01/21, market value $42,000,716 (repurchase proceeds $40,055,000)	40,000,000	40,000,000

See Accompanying Notes to Financial Statements.

8

BofA Money Market Reserves

February 29, 2012 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Securities, dated 02/28/12, due 03/06/12 at 0.270%, collateralized by corporate bonds with various maturities to 01/15/22, market value $69,302,296 (repurchase proceeds $66,003,465)	66,000,000	66,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/29/12, due 03/01/12 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/51, market value $143,824,985 (repurchase proceeds $141,000,744)	141,000,000	141,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/29/12, due 03/01/12 at 0.270%, collateralized by corporate bonds with various maturities to 01/15/22, market value $166,952,467 (repurchase proceeds $159,001,193)	159,000,000	159,000,000
Repurchase agreement with RBC Capital Markets, dated 02/06/12, due 05/07/12 at 0.590%, collateralized by corporate bonds with various maturities to 01/15/22, market value $42,000,000 (repurchase proceeds $40,059,656)	40,000,000	40,000,000
Repurchase agreement with RBC Capital Markets, dated 02/29/12, due 03/01/12 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/41, market value $143,820,001 (repurchase proceeds $141,000,705)	141,000,000	141,000,000

	Par ($)	Value ($)
Repurchase agreement with RBC Capital Markets, dated 02/29/12, due 03/01/12 at 0.220%, collateralized by commercial paper with various maturities to 03/26/12, market value $89,610,001 (repurchase proceeds $87,000,532)	87,000,000	87,000,000
Repurchase agreement with TD USA Securities, Inc., dated 02/29/12, due 03/01/12 at 0.200%, collateralized by a corporate bond maturing 10/09/12, market value $135,450,001 (repurchase proceeds $129,000,717)	129,000,000	129,000,000
Repurchase agreement with UBS Securities LLC, dated 02/29/12, due 03/01/12 at 0.180%, collateralized by a U.S. Government Agency obligation and a U.S. Treasury obligation with various maturities to 02/15/42, market value $16,480,217 (repurchase proceeds $16,157,081)	16,157,000	16,157,000
Repurchase agreement with UBS Securities LLC, dated 02/29/12, due 03/01/12 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/41, market value $322,884,061 (repurchase proceeds $316,554,759)	316,553,000	316,553,000
Repurchase agreement with Wells Fargo, dated 02/29/12, due 03/01/12 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/42, market value $141,619,861 (repurchase proceeds $138,843,694)	138,843,000	138,843,000

See Accompanying Notes to Financial Statements.

9

BofA Money Market Reserves

February 29, 2012 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Wells Fargo, dated 02/29/12, due 03/01/12 at 0.220%, collateralized by corporate bonds with various maturities to 11/16/21, market value $156,450,001 (repurchase proceeds $149,000,911)	149,000,000	149,000,000
Total Repurchase Agreements (cost of $2,919,014,000)		2,919,014,000
Total Investments – 100.1% (cost of $10,769,787,554) (g)		10,769,787,554
Other Assets & Liabilities, Net – (0.1)%		(9,214,097)
Net Assets – 100.0%		10,760,573,457

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities, which are not illiquid, amounted to $3,516,990,092 or 32.7% of net assets for the Fund.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2012.

(d)  Parenthetical date represents the effective maturity date for the security.

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2012.

(f)  The rate shown represents the annualized yield at the date of purchase.

(g)  Cost for federal income tax purposes is $10,769,787,554.

The following table summarizes the inputs used, as of February 29, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$2,587,621,397	$—	$2,587,621,397
Total Asset-Backed Commercial Paper	—	2,082,471,433	—	2,082,471,433
Total Commercial Paper	—	1,929,826,028	—	1,929,826,028
Total Municipal Bonds	—	559,814,000	—	559,814,000
Total Government & Agency Obligations	—	437,079,447	—	437,079,447
Total Time Deposits	—	252,028,000	—	252,028,000
Total Corporate Bond	—	1,933,249	—	1,933,249
Total Repurchase Agreements	—	2,919,014,000	—	2,919,014,000
Total Investments	$—	$10,769,787,554	$—	$10,769,787,554

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 29, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 29, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	24.1
Asset-Backed Commercial Paper	19.4
Commercial Paper	17.9
Municipal Bonds	5.2
Government & Agency Obligations	4.1
Time Deposits	2.3
Corporate Bond	0.0	*
	73.0
Repurchase Agreements	27.1
Other Assets & Liabilities, Net	(0.1)
	100.0

* Represents less than 0.1%.

Acronym	Name
AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

Putters	Puttable Tax-Exempt Receipts

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities – BofA Money Market Reserves
February 29, 2012 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	7,850,773,554
	Repurchase agreements, at amortized cost approximating value	2,919,014,000
	Total investments, at value	10,769,787,554
	Cash	713
	Receivable for:
	Fund shares sold	13,434
	Interest	3,118,774
	Trustees' deferred compensation plan	74,709
	Prepaid expenses	208,844
	Total Assets	10,773,204,028
Liabilities	Expense reimbursement due to investment advisor	975
	Payable for:
	Investments purchased	10,000,000
	Fund shares repurchased	136,386
	Distributions	321,020
	Investment advisory fee	1,229,135
	Administration fee	316,102
	Pricing and bookkeeping fees	26,758
	Transfer agent fee	54,572
	Trustees' fees	36,320
	Custody fee	76,554
	Distribution and service fees	137,380
	Shareholder administration fee	23,305
	Chief compliance officer expenses	3,649
	Trustees' deferred compensation plan	74,709
	Other liabilities	193,706
	Total Liabilities	12,630,571
	Net Assets	10,760,573,457
Net Assets Consist of	Paid-in capital	10,760,584,166
	Overdistributed net investment income	(33,213)
	Accumulated net realized gain	22,504
	Net Assets	10,760,573,457

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities (continued) – BofA Money Market Reserves
February 29, 2012 (Unaudited)

Adviser Class Shares	Net assets	$1,052,351,779
	Shares outstanding	1,052,348,368
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$8,903,751,120
	Shares outstanding	8,903,724,127
	Net asset value per share	$1.00
Institutional Capital Shares (1)	Net assets	$238,692,710
	Shares outstanding	238,692,056
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$414,087,425
	Shares outstanding	414,086,352
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$24,856,432
	Shares outstanding	24,856,342
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$126,833,991
	Shares outstanding	126,833,620
	Net asset value per share	$1.00

(1)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

See Accompanying Notes to Financial Statements.

12

Statement of Operations – BofA Money Market Reserves
For the Six Months Ended February 29, 2012 (Unaudited)

		($)
Investment Income	Interest	13,963,271
Expenses	Investment advisory fee	6,551,067
	Administration fee	4,297,378
	Service fee:
	Adviser Class Shares	1,068,436
	Liquidity Class Shares	45,604
	Retail A Class Shares	2,404
	Shareholder administration fee:
	Institutional Class Shares	89,963
	Trust Class Shares	57,277
	Transfer agent fee	97,538
	Pricing and bookkeeping fees	91,334
	Trustees' fees	49,762
	Custody fee	134,170
	Chief compliance officer expenses	11,598
	Other expenses	276,437
	Total Expenses	12,772,968
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(2,770,316)
	Fees waived by distributor:
	Adviser Class Shares	(551,943)
	Liquidity Class Shares	(25,827)
	Trust Class Shares	(3,164)
	Expense reductions	(14)
	Net Expenses	9,421,704
	Net Investment Income	4,541,567
	Net realized gain on investments	9,773
	Net Increase Resulting from Operations	4,551,340

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets – BofA Money Market Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	4,541,567	9,266,607
	Net realized gain on investments	9,773	157,824
	Net increase resulting from operations	4,551,340	9,424,431
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(4,221,337)	(8,433,725)
	Institutional Capital Shares	(140,299)	(286,860)
	Institutional Class Shares	(166,577)	(505,728)
	Liquidity Class Shares	(507)	(1,807)
	Retail A Class Shares	(504)	(19,939)
	Trust Class Shares	(12,343)	(17,979)
	From net realized gains:
	Adviser Class Shares	(1,150)	—
	Capital Class Shares	(8,786)	—
	Institutional Capital Shares	(301)	—
	Institutional Class Shares	(493)	—
	Liquidity Class Shares	(45)	—
	Trust Class Shares	(121)	—
	Total distributions to shareholders	(4,552,463)	(9,266,038)
	Net Capital Stock Transactions	2,741,084,779	(3,040,562,181)
	Total increase (decrease) in net assets	2,741,083,656	(3,040,403,788)
Net Assets	Beginning of period	8,019,489,801	11,059,893,589
	End of period	10,760,573,457	8,019,489,801
	Overdistributed net investment income at end of period	(33,213)	(33,213)

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets (continued) – BofA Money Market Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	1,248,159,620	1,248,159,620	2,057,476,130	2,057,476,130
Distributions reinvested	37	37	—	—
Redemptions	(877,764,621)	(877,764,621)	(2,774,909,968)	(2,774,909,968)
Net increase (decrease)	370,395,036	370,395,036	(717,433,838)	(717,433,838)
Capital Class Shares
Subscriptions	19,366,869,620	19,366,869,620	35,743,309,633	35,743,309,633
Conversion (See Note 1)	41,663,554	41,663,554	—	—
Distributions reinvested	3,272,601	3,272,601	7,049,765	7,049,765
Redemptions	(16,895,350,035)	(16,895,350,035)	(37,457,197,475)	(37,457,197,475)
Net increase (decrease)	2,516,455,740	2,516,455,740	(1,706,838,077)	(1,706,838,077)
Institutional Capital Shares (1)
Subscriptions	154,379,883	154,379,881	364,125,159	364,125,159
Distributions reinvested	64	64	19,303	19,303
Redemptions	(129,115,227)	(129,115,227)	(481,922,834)	(481,922,834)
Net increase (decrease)	25,264,720	25,264,718	(117,778,372)	(117,778,372)
Institutional Class Shares
Subscriptions	546,649,431	546,649,433	1,298,986,727	1,298,986,727
Distributions reinvested	162,325	162,325	492,591	492,591
Redemptions	(667,598,172)	(667,598,172)	(1,756,499,251)	(1,756,499,251)
Net decrease	(120,786,416)	(120,786,414)	(457,019,933)	(457,019,933)
Investor Class Shares (2)
Redemptions	—	—	(10,002)	(10,002)
Net decrease	—	—	(10,002)	(10,002)
Liquidity Class Shares
Subscriptions	4,786,566	4,786,566	65,199,515	65,199,515
Distributions reinvested	532	532	1,758	1,758
Redemptions	(27,835,136)	(27,835,136)	(119,542,424)	(119,542,424)
Net decrease	(23,048,038)	(23,048,038)	(54,341,151)	(54,341,151)
Retail A Class Shares
Subscriptions	559,596	559,596	5,921,562	5,921,562
Conversion (See Note 1)	(41,663,554)	(41,663,554)	—	—
Distributions reinvested	—	—	19,668	19,668
Redemptions	(1,050,713)	(1,050,714)	(17,031,782)	(17,031,782)
Net decrease	(42,154,671)	(42,154,672)	(11,090,552)	(11,090,552)
Trust Class Shares
Subscriptions	199,637,916	199,637,916	453,695,630	453,695,630
Redemptions	(184,679,507)	(184,679,507)	(429,745,886)	(429,745,886)
Net increase	14,958,409	14,958,409	23,949,744	23,949,744

(1)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(2)  On August 18, 2011, Investor Class shares were liquidated.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Adviser Class Shares	2012		2011 (a)		2010 (b)(c)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	0.01		0.03		0.05
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	— (e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(d)	— (e)	0.01		0.03		0.05
Less Distributions to Shareholders:
From net investment income	—		—		—	(0.01)		(0.03)		(0.05)
From capital gains	—	(d)	—		—	—		—		—
Total from distributions to shareholders	—	(d)	—		—	(0.01)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00%		0.00%	0.89	%(j)(k)	3.51	%(l)	5.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (m)	0.32	%(n)	0.31%		0.33%	0.48%		0.45%		0.45%
Waiver/Reimbursement	0.19	%(n)	0.21%		0.19%	0.06%		0.05%		0.60%
Net investment income (m)	—		—	%(i)	—	1.08	%(k)	3.52%		4.93%
Net assets, end of period (000s)	$1,052,352		$681,956		$1,399,372	$3,100,587		$6,545,670		$7,933,658

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.00%.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

(n)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Capital Class Shares	2012 (a)		2011 (b)	2010 (c)(d)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001		0.001	—	(f)	0.01		0.04		0.05
Net realized gain (loss) on investments and Capital Support Agreement	—	(e)	— (e)	—	(f)	—	(f)	—	(f)	— (f)
Total from investment operations	0.001		0.001	—	(f)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.001)	—	(f)	(0.01)		(0.04)		(0.05)
From capital gains	—	(e)	—	—		—		—		—
Total from distributions to shareholders	(0.001)		(0.001)	—	(f)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.06	%(i)	0.11%	0.13%		1.13	%(j)	3.76	%(k)	5.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.20	%(m)	0.20%	0.20%		0.24%		0.20%		0.20%
Waiver/Reimbursement	0.06	%(m)	0.07%	0.07%		0.05%		0.05%		0.06%
Net investment income (l)	0.12	%(m)	0.11%	0.13%		1.07%		3.81%		5.18%
Net assets, end of period (000s)	$8,903,751		$6,387,295	$8,094,013		$8,254,775		$10,352,511		$10,723,924

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(k)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Institutional Capital Shares	2012 (a)		2011 (b)	2010 (c)(d)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001		0.001	—	(f)	0.01		0.04		0.05
Net realized gain (loss) on investments and Capital Support Agreement	—	(e)	— (e)	—	(f)	—	(f)	—	(f)	— (f)
Total from investment operations	0.001		0.001	—	(f)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.001)	—	(f)	(0.01)		(0.04)		(0.05)
From capital gains	—	(e)	—	—		—		—		—
Total from distributions to shareholders	(0.001)		(0.001)	—	(f)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.06	%(i)	0.11%	0.13%		1.13	%(j)	3.76	%(k)	5.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.20	%(m)	0.20%	0.20%		0.24%		0.20%		0.20%
Waiver/Reimbursement	0.06	%(m)	0.07%	0.07%		0.05%		0.05%		0.06%
Net investment income (l)	0.12	%(m)	0.11%	0.13%		1.19%		3.73%		5.18%
Net assets, end of period (000s)	$238,693		$213,428	$331,202		$490,631		$680,983		$727,195

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(k)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Institutional Class Shares	2012		2011 (a)	2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	—	(e)	0.01		0.04		0.05
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	— (d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	0.001	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	—	(e)	(0.01)		(0.04)		(0.05)
From capital gains	—	(d)	—	—		—		—		—
Total from distributions to shareholders	—	(d)	(0.001)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.04	%(h)	0.07%	0.09%		1.09	%(i)	3.72	%(j)	5.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.24	%(l)	0.24%	0.24%		0.28%		0.24%		0.24%
Waiver/Reimbursement	0.06	%(l)	0.07%	0.06%		0.05%		0.05%		0.06%
Net investment income (k)	0.07	%(l)	0.07%	0.09%		1.11%		3.66%		5.14%
Net assets, end of period (000s)	$414,087		$534,875	$991,882		$2,003,722		$2,926,008		$3,099,546

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.20%.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Liquidity Class Shares	2012		2011 (a)		2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(e)	0.01		0.04		0.05
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(d)	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)		(0.05)
From capital gains	—	(d)	—		—		—		—		—
Total from distributions to shareholders	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(h)	0.01%		0.98	%(j)	3.61	%(k)	5.15%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.31	%(m)	0.31%		0.33%		0.39%		0.35%		0.35%
Waiver/Reimbursement	0.21	%(m)	0.21%		0.19%		0.15%		0.15%		0.16%
Net investment income (l)	—	%(h)(m)	—	%(h)	—	%(h)	1.12%		3.71%		5.03%
Net assets, end of period (000s)	$24,856		$47,905		$102,245		$453,489		$1,014,693		$1,481,554

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.09%.

(k)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Trust Class Shares	2012		2011 (a)		2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(e)	0.01		0.04		0.05
Net realized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(d)	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)		(0.05)
From capital gains	—	(d)	—		—		—		—		—
Total from distributions to shareholders	—	(d)	—	(d)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.02%		0.03%		1.03	%(i)	3.66	%(j)(k)	5.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.29	%(m)	0.29%		0.30%		0.34%		0.30%		0.30%
Waiver/Reimbursement	0.07	%(m)	0.08%		0.07%		0.05%		0.05%		0.06%
Net investment income (l)	0.02	%(m)	0.02%		0.03%		1.02%		3.40	%(k)	5.08%
Net assets, end of period (000s)	$126,834		$111,876		$87,924		$179,509		$162,859		$64,747

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.14%.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – BofA Money Market Reserves
February 29, 2012 (Unaudited)

Note 1. Organization

BofA Money Market Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Adviser Class, Capital Class, Institutional Capital, Institutional Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

22

BofA Money Market Reserves, February 29, 2012 (Unaudited)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement, which may include securities that the Fund is not otherwise directly permitted to purchase. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2011 was as follows:

Distributions paid from:
Ordinary Income*	$9,266,038

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

23

BofA Money Market Reserves, February 29, 2012 (Unaudited)

Capital loss carryforwards of $134,197 were utilized by the Fund during the year ended August 31, 2011.

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry-forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry-forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the six months ended February 29, 2012, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has

24

BofA Money Market Reserves, February 29, 2012 (Unaudited)

also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 29, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Liquidity Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class Shares	0.15	%*	0.25	%**
Servicing Plans:
Adviser Class Shares	0.25%		0.25%
Liquidity Class Shares	0.15	%*	0.25	%**
Retail A Shares***	0.07%		0.07%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

***  On October 1, 2011, Retail A shares converted into Capital Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class shares	0.04%	0.04%
Trust Class shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses

25

BofA Money Market Reserves, February 29, 2012 (Unaudited)

through December 31, 2012 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 29, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the period
2015	2014	2013	2012	recovery	ended 02/29/2012
$2,770,316	$6,692,522	$8,091,801	$9,587,709	$27,142,348	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balance owed to be paid out of Fund assets on or about March 1, 2012.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

26

BofA Money Market Reserves, February 29, 2012 (Unaudited)

For the six months ended February 29, 2012, these custody credits reduced total expenses by $14 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 29, 2012, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of February 29, 2012, the Fund had one shareholder account that held 86.6% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of February 29, 2012, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

27

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 29-30, 2011, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2011 for review and discussion of the materials described below. The Board also receives performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee also met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the

28

nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper"), an independent provider of investment company data, to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds as determined by Lipper (the "Universe"). In addition, for the state-specific Funds, the Board also reviewed comparisons of their fees to the expense information for a Peer Group of funds that concentrate their investments in the same state. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group(s) and Universe. For certain Funds, Lipper determined that the composition of the Peer Group for expenses would differ from the composition for performance. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Money Market Reserves, the Board received information showing that such Fund's Contractual Management Rate, Actual Management Rate and total expense ratio were above the median range of its Peer Group. The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in approving the Advisory Agreement for the Fund.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as, for the state-specific Funds, the performance information for a Peer Group of funds that concentrate their investments in the same state. The Board also considered information provided by BoAA comparing the Funds' performance to that of subsets of the iMoneyNet category peers, which include funds that are viewed by BoAA as direct competitive peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds generally underperformed their peers in the more recent periods, but considered such underperformance in the context of BoAA's overall investment approach which emphasizes liquidity and capital preservation.

The Board considered the investment performance of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Money Market Reserves, the Board received information showing that the net return investment performance of certain classes of BofA Money Market Reserves was below the median range of such Fund's Peer Group over all periods. The Board generally noted other applicable factors, such as stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Peer Group, the Fund's Actual

29

Management Rate, Contractual Management Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the Peer Group comparisons, comparisons to subsets of funds and BoAA's emphasis on liquidity and capital preservation in approving the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviews reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

30

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 29 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Money Market Reserves

Semiannual Report, February 29, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/222913-0212 (04/12)

BofATM Funds

Semiannual Report

February 29, 2012

BofA Municipal Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	20

Statement of Operations	22

Statement of Changes in Net Assets	23

Financial Highlights	26

Notes to Financial Statements	34

Board Consideration and Re-Approval of Investment Advisory Agreement	40

Important Information About This Report	45

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.61	1.39	1.41	0.28
Capital Class Shares	1,000.00	1,000.00	1,000.40	1,024.01	0.99	1.01	0.20
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.56	1.44	1.46	0.29
Institutional Capital Shares (1)	1,000.00	1,000.00	1,000.40	1,024.01	0.99	1.01	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.20	1,023.81	1.19	1.21	0.24
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.61	1.39	1.41	0.28
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.61	1.39	1.41	0.28
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.61	1.39	1.41	0.28

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(1) On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund.

1

Investment Portfolio – BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds – 82.5%
	Par ($)	Value ($)
Alabama – 0.4%
AL Housing Finance Authority
Pedcor Investments LLC, Alison Pointe Apartments, Series 2007 B, AMT, LOC: U.S. Bank N.A. 0.250% 04/01/37 (03/01/12) (a)(b)	8,365,000	8,365,000
AL Mobile Solid Waste Disposal Authority
Waste Management, Inc., Series 2003, AMT, LOC: Wells Fargo Bank N.A. 0.200% 10/01/38 (03/01/12) (a)(b)	4,175,000	4,175,000
Alabama Total		12,540,000
Arizona – 0.3%
AZ Maricopa County Industrial Development Authority
Series 2005, AMT, GTY AGMT: FHLMC 0.400% 01/01/36 (03/01/12) (a)(b)	6,965,000	6,965,000
Sonora Vista II Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.300% 12/01/39 (03/01/12) (a)(b)	845,000	845,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates, Sunrise Vista Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.300% 06/01/31 (03/01/12) (a)(b)	4,415,000	4,415,000
Arizona Total		12,225,000
Arkansas – 0.0%
AR Development Finance Authority
Series 2007 C106, AMT, SPA: Wells Fargo Bank N.A. 0.440% 01/01/35 (03/07/12) (a)(b)	1,400,000	1,400,000
Arkansas Total		1,400,000

	Par ($)	Value ($)
California – 6.2%
CA Irvine Ranch Water District
Series 2011 A1, 0.150% 10/01/37 (03/01/12) (b)(c)	31,000,000	31,000,000
CA Los Angeles County
Tax & Revenue Anticipation Notes: Series 2011 B, 2.500% 03/30/12	21,000,000	21,035,893
Series 2011 C, 2.500% 06/29/12	15,870,000	15,978,823
CA Los Angeles Unified School District
Tax & Revenue Anticipation Notes, Series 2011 A, 2.000% 08/01/12	10,000,000	10,072,926
CA San Diego Unified School District
Tax & Revenue Anticipation Notes, Series 2011, 2.000% 08/07/12	15,000,000	15,115,023
CA Statewide Communities Development Authority
Kaiser Permanente: 0.250% 10/10/12	20,000,000	20,000,000
0.320% 03/09/12	17,000,000	17,000,000
Series 2001, AMT, GTY AGMT: FHLMC 0.400% 07/01/15 (03/01/12) (a)(b)	7,860,000	7,860,000
CA State
Series 2011 A2, 2.000% 06/26/12	76,130,000	76,519,898
California Total		214,582,563
Colorado – 1.5%
CO Boulder County
Boulder Medical Center PC, Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.300% 01/01/17 (03/01/12) (a)(b)	1,325,000	1,325,000
CO Denver Airport System Revenue
Series 1992 G, AMT, LOC: Lloyds TSB Bank PLC 0.240% 11/15/25 (03/07/12) (a)(b)	6,150,000	6,150,000

See Accompanying Notes to Financial Statements.

2

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CO Educational & Cultural Facilities Authority
Flying J Ranch LLC, National Jewish Federation Board, Series 2006 C2, LOC: U.S. Bank N.A. 0.120% 03/01/36 (03/01/12) (a)(b)	1,300,000	1,300,000
Miami Beach Jewish Community, National Jewish Federation Board, Series 2011 F2, LOC: Northern Trust Co. 0.120% 07/01/41 (03/01/12) (a)(b)	2,280,000	2,280,000
Oaks Christian School, Series 2006, LOC: U.S. Bank N.A. 0.110% 05/01/33 (03/01/12) (a)(b)	9,650,000	9,650,000
CO Fort Collins
Residence at Oakridge LLC, Series 2001 A, AMT, LOC: U.S. Bank N.A. 0.200% 12/01/32 (03/01/12) (a)(b)	2,905,000	2,905,000
CO Health Facilities Authority
Catholic Health Initiatives, Series 2009 B, 5.000% 07/01/39 (11/08/12) (b)(c)	4,175,000	4,310,636
CO RBC Municipal Products, Inc., Trust
Denver City & County Airport, Series 2011 E-25, AMT, LOC: Royal Bank of Canada 0.190% 11/15/25 (03/01/12) (a)(b)(d)	22,990,000	22,990,000
Colorado Total		50,910,636
Connecticut – 0.9%
CT New Milford
Series 2011, 1.000% 04/25/12	10,800,000	10,812,444
CT Shelton
Series 2011, 1.000% 08/01/12	8,820,000	8,846,065
CT Trumbull
Series 2011, 1.000% 09/07/12	12,550,000	12,596,775
Connecticut Total		32,255,284

	Par ($)	Value ($)
Delaware – 2.8%
DE Eagle Tax-Exempt Trust
Series 2008, AMT, Insured: FHLMC, LIQ FAC: FHLB 0.210% 04/15/49 (03/01/12) (a)(b)	96,085,000	96,085,000
Delaware Total		96,085,000
District of Columbia – 1.8%
DC District of Columbia
Series 2011, 2.000% 09/28/12	60,600,000	61,198,762
District of Columbia Total		61,198,762
Florida – 1.5%
FL Development Finance Corp.
4504 30th Street West LLC, Series 2007, AMT, LOC: Branch Banking & Trust 0.330% 09/01/27 (03/01/12) (a)(b)	2,920,000	2,920,000
FL Hillsborough County Industrial Development Authority
Allied Aerofoam Real Estate, Series 2003, AMT, LOC: Wells Fargo Bank N.A. 0.300% 08/01/23 (03/01/12) (a)(b)	2,085,000	2,085,000
Seaboard Tampa Terminals, Series 1986, AMT, LOC: Northern Trust Co. 0.440% 12/01/16 (03/07/12) (a)(b)	4,250,000	4,250,000
FL Housing Finance Corp.
Tuscany Lakes Ltd.: Series 2002 1, AMT, DPCE: FNMA 0.210% 11/15/35 (03/01/12) (a)(b)	3,500,000	3,500,000
Series 2006 K-3, AMT, DPCE: FNMA 0.230% 11/15/35 (03/01/12) (a)(b)	2,400,000	2,400,000
FL Kissimmee Utility Authority
LIQ FAC: JPMorgan Chase Bank 0.130% 03/01/12	20,000,000	20,000,000

See Accompanying Notes to Financial Statements.

3

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Orange County Housing Finance Authority
Marbella Cove II LP, Series 2007 B, AMT, LOC: FHLB 0.220% 06/15/42 (03/07/12) (a)(b)	4,185,000	4,185,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC: 0.400% 07/01/39 (03/01/12) (a)(b)	8,430,000	8,430,000
0.400% 03/01/50 (03/01/12) (a)(b)	4,040,000	4,040,000
Florida Total		51,810,000
Georgia – 1.9%
GA Atlanta Urban Residential Finance Authority
Series 1992 A, AMT, LOC: Wells Fargo Bank N.A. 0.300% 12/01/14 (03/01/12) (a)(b)	1,255,000	1,255,000
Series 2005, AMT, GTY AGMT: Merrill Lynch & Co., SPA: FHLMC 0.400% 12/01/30 (03/01/12) (a)(b)(e)	20,000	20,000
GA Bacon Industrial Building Authority
D. L. Lee & Sons, Inc., Series 2004, AMT, LOC: Branch Banking & Trust 0.230% 09/01/24 (03/01/12) (a)(b)	5,955,000	5,955,000
GA Forsyth County Development Authority
BRAMA LLC, Series 2002, AMT, LOC: Wells Fargo Bank N.A. 0.300% 08/01/21 (03/01/12) (a)(b)	1,500,000	1,500,000
GA Gordon County Development Authority
Nance Carpet & Rug, Inc., Series 2006, AMT, LOC: Branch Banking & Trust 0.330% 10/01/21 (03/01/12) (a)(b)	1,885,000	1,885,000

	Par ($)	Value ($)
GA Gwinnett County Development Authority
KMD Group LLC, Series 2007, AMT, LOC: Branch Banking & Trust 0.310% 02/01/32 (03/07/12) (a)(b)	1,595,000	1,595,000
GA Houston County Development Authority
Clean Control Corp., Series 2000, AMT, LOC: Branch Banking & Trust 0.230% 06/01/20 (03/01/12) (a)(b)	1,575,000	1,575,000
GA Municipal Gas Authority
Gas Portfolio III: Series 2011 K, 2.000% 05/23/12	6,000,000	6,019,561
Series 2011 O, 2.000% 11/13/12	8,200,000	8,290,589
GA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC: 0.360% 12/01/37 (03/01/12) (a)(b)	12,755,000	12,755,000
0.360% 12/01/43 (03/01/12) (a)(b)	11,705,000	11,705,000
0.400% 04/01/46 (03/01/12) (a)(b)	8,990,000	8,990,000
GA Savannah Economic Development Authority
Consolidated Utilities, Inc., Series 2007, AMT, LOC: Branch Banking & Trust 0.230% 11/01/27 (03/01/12) (a)(b)	4,370,000	4,370,000
GA Wayne County Industrial Development Authority
Absorption Corp., Series 2004, AMT, LOC: Branch Banking & Trust 0.230% 09/01/19 (03/01/12) (a)(b)	1,800,000	1,800,000
Georgia Total		67,715,150
Idaho – 0.4%
ID Eagle Industrial Development Corp.
Rose Cottage LLC, Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.350% 09/01/21 (03/01/12) (a)(b)	2,855,000	2,855,000

See Accompanying Notes to Financial Statements.

4

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
ID Housing & Finance Association
Balmoral II LP, Series 2001, AMT, LOC: U.S. Bank N.A. 0.160% 04/01/33 (03/01/12) (a)(b)	4,270,000	4,270,000
Balmoral LP, Series 2000, AMT, LOC: U.S. Bank N.A. 0.160% 05/01/32 (03/01/12) (a)(b)	5,420,000	5,420,000
Idaho Total		12,545,000
Illinois – 2.7%
IL Aurora
Airborn LLC, Aztec Engineering, Inc., Series 1998, AMT, LOC: JPMorgan Chase Bank 0.210% 10/01/18 (03/01/12) (a)(b)	1,085,000	1,085,000
IL Chicago
Concordia Place Apartments LP, Series 2003, AMT, LOC: Harris N.A. 0.290% 07/01/34 (03/01/12) (a)(b)	12,100,000	12,100,000
Flying Food Fare Midway, Series 1999, AMT, LOC: Harris N.A. 0.310% 12/01/28 (03/01/12) (a)(b)	3,900,000	3,900,000
Groot Industries, Inc., Series 1995, AMT, LOC: JPMorgan Chase Bank 0.410% 12/01/15 (03/01/12) (a)(b)	500,000	500,000
MRC Polymers, Inc., Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.320% 10/01/31 (03/01/12) (a)(b)	3,980,000	3,980,000
North Larabee LP, Series 2001 A, AMT, LOC: Harris N.A. 0.310% 04/01/36 (03/01/12) (a)(b)	4,170,000	4,170,000

	Par ($)	Value ($)
Renaissance St. Luke LP, Series 2004 A, AMT, LOC: Harris N.A. 0.310% 01/01/39 (03/01/12) (a)(b)	3,480,000	3,480,000
IL Des Plaines
MMP Properties LLC, Series 1998, AMT, LOC: JPMorgan Chase Bank 0.410% 10/01/18 (03/01/12) (a)(b)	1,015,000	1,015,000
IL Finance Authority
Advocate Healthcare Network Oblong, Series 2008 A1, 0.220% 11/01/30 (01/24/13) (b)(c)	2,900,000	2,900,000
Barton Manufacturing, Inc., Series 2005, AMT, LOC: PNC Bank N.A. 0.210% 11/01/18 (03/01/12) (a)(b)	1,448,000	1,448,000
Campanya-Turano Bakery, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.410% 08/01/25 (03/01/12) (a)(b)	1,610,000	1,610,000
Clingan Steel, Inc., Series 2003 A, AMT, LOC: JPMorgan Chase Bank 0.610% 12/01/23 (03/01/12) (a)(b)	760,000	760,000
Decatur Mental Health Center, Series 1997, AMT, LOC: PNC Bank N.A. 0.210% 05/01/18 (03/01/12) (a)(b)	1,425,000	1,425,000
Engineered Polymer, Valspar Corp., Series 1995, AMT, LOC: Lloyds Bank 0.300% 08/01/15 (03/01/12) (a)(b)	8,000,000	8,000,000
Forty Foot High Realty LLC, Series 2002, AMT, LOC: Harris N.A. 0.200% 12/01/27 (03/01/12) (a)(b)	3,470,000	3,470,000

See Accompanying Notes to Financial Statements.

5

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Groot Industries, Inc., Series 2003, AMT, LOC: JPMorgan Chase Bank 0.410% 12/01/23 (03/01/12) (a)(b)	3,420,000	3,420,000
Knead Dough Baking, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.610% 09/01/25 (03/01/12) (a)(b)	400,000	400,000
Koszuta Properties LLC, Rainbow Graphic, Inc., Series 2003, AMT, LOC: JPMorgan Chase Bank 0.410% 08/01/23 (03/01/12) (a)(b)	1,560,000	1,560,000
Lake Towers Associates II LP, Cinnamon Lake Towers, Series 1997, AMT, SPA: FHLMC 0.290% 10/01/23 (03/01/12) (a)(b)	8,565,000	8,565,000
Merug LLC, Series 2004 A, AMT, LOC: JPMorgan Chase Bank 0.410% 12/01/18 (03/01/12) (a)(b)	1,500,000	1,500,000
Toyal America, Inc., Series 1997, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ 0.220% 06/01/17 (03/01/12) (a)(b)	5,200,000	5,200,000
IL Housing Development Authority
Mattoon Towers Associates II, Series 2004, AMT, LOC: FHLB 0.190% 01/01/34 (03/01/12) (a)(b)	2,945,000	2,945,000
Pontiac Tower Associates III, Series 2005, AMT, LOC: Harris N.A. 0.290% 09/01/35 (03/01/12) (a)(b)	3,480,000	3,480,000
Sterling Towers Associates II, Series 2001, AMT, LOC: Harris N.A. 0.290% 10/01/35 (03/01/12) (a)(b)	3,465,000	3,465,000

	Par ($)	Value ($)
IL Skokie Village
P.S. Greetings, Inc., Series 2003 P, AMT, LOC: JPMorgan Chase Bank 0.210% 12/01/33 (03/01/12) (a)(b)	1,880,000	1,880,000
IL Will County
Exxon Capital Ventures, Series 2001, AMT, GTY AGMT: ExxonMobil Oil Corp. 0.130% 04/01/26 (03/01/12) (a)(b)	10,340,000	10,340,000
Illinois Total		92,598,000
Indiana – 2.1%
IN Allen County
Debeere LLC, Series 2002, AMT, LOC: JPMorgan Chase Bank 0.660% 08/01/17 (03/01/12) (a)(b)	1,700,000	1,700,000
IN Bond Bank
Advanced Funding Program Notes, Series 2012 A, 1.250% 01/03/13	7,800,000	7,858,764
IN Elkhart County
Advanced Technology, Inc., Series 2001, AMT, LOC: JPMorgan Chase Bank 0.230% 04/01/21 (03/01/12) (a)(b)	1,625,000	1,625,000
IN Fort Wayne
PHD, Inc., Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.240% 05/01/15 (03/07/12) (a)(b)	1,000,000	1,000,000
IN Garrett
IKG Industries, Series 2005, AMT, LOC: PNC Bank N.A. 0.200% 01/01/21 (03/01/12) (a)(b)	90,000	90,000
IN Gibson County
Toyota Motor Manufacturing: Series 1997, AMT, 0.140% 10/01/27 (03/07/12) (b)(c)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

6

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 1998, AMT, 0.140% 01/01/28 (03/07/12) (b)(c)	10,000,000	10,000,000
Series 1999 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.140% 01/01/29 (03/07/12) (a)(b)	10,000,000	10,000,000
Series 2000 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.140% 01/01/30 (03/07/12) (a)(b)	10,000,000	10,000,000
Series 2001 B, AMT, GTY AGMT: Toyota Motor Credit Corp.: 0.140% 02/01/31 (03/07/12) (a)(b)	10,000,000	10,000,000
0.140% 09/01/31 (03/07/12) (a)(b)	10,000,000	10,000,000
IN Jeffersonville
Amatrol Project, Series 2003, AMT, LOC: PNC Bank N.A. 0.200% 04/01/23 (03/01/12) (a)(b)	65,000	65,000
Indiana Total		72,338,764
Iowa – 0.3%
IA Clinton
Sethness Products Company, Series 2004, AMT, LOC: Northern Trust Co. 0.440% 12/01/22 (03/07/12) (a)(b)	3,100,000	3,100,000
IA Finance Authority
Central College of Iowa, Series 2008, LOC: Wells Fargo Bank N.A. 0.150% 10/01/38 (03/01/12) (a)(b)	8,105,000	8,105,000
Iowa Total		11,205,000
Kentucky – 0.5%
KY Campbellsville-Taylor County Economic Development Authority
Airguard Industries, Inc., Series 2001, AMT, LOC: JPMorgan Chase Bank 0.440% 05/01/31 (03/07/12) (a)(b)	7,410,000	7,410,000

	Par ($)	Value ($)
KY Clipper Tax-Exempt Certificate Trust
Kentucky State Housing Corp., Certification of Participation, Series 2005, AMT, LIQ FAC: State Street Bank & Trust Co. 0.280% 07/01/35 (03/01/12) (a)(b)	5,690,000	5,690,000
KY Hopkinsville
Comefri USA, Inc., Series 2006, AMT, LOC: Branch Banking & Trust 0.330% 06/01/26 (03/01/12) (a)(b)	2,850,000	2,850,000
Kentucky Total		15,950,000
Louisiana – 0.8%
LA Parish of St. James
Texaco, Inc., Series 1988 B, GTY AGMT: Chevron Corp. 0.130% 07/01/12 (03/01/12) (a)(b)	29,305,000	29,305,000
Louisiana Total		29,305,000
Maine – 0.3%
ME Housing Authority
Mortgage Revenue, Series 2004 B-3, AMT, SPA: State Street Bank & Trust Co. 0.200% 11/15/27 (03/01/12) (a)(b)	9,700,000	9,700,000
Maine Total		9,700,000
Maryland – 1.6%
MD Carroll County
Shelters Systems, Ltd., Series 2004, AMT, LOC: Branch Banking & Trust 0.230% 07/01/24 (03/01/12) (a)(b)	4,200,000	4,200,000
MD Montgomery County Housing Opportunities Commission
Draper Lane Apartments, Series 2006, AMT, LIQ FAC: FHLMC 0.360% 02/01/40 (03/01/12) (a)(b)	49,985,000	49,985,000
Maryland Total		54,185,000

See Accompanying Notes to Financial Statements.

7

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Massachusetts – 1.9%
MA Development Finance Agency
P-Floats-PT-923, 100 Lansdowne Street Project, Series 2004, AMT, LIQ FAC: FHLMC 0.360% 01/01/36 (03/01/12) (a)(b)	34,830,000	34,830,000
MA Puttable Floating Option Tax-Exempt Receipts
Massachusetts State Development Finance Agency, Haverhill Mills Project, Series 2008, AMT, LIQ FAC: FHLMC 0.360% 11/01/37 (03/01/12) (a)(b)	26,555,000	26,555,000
MA Quincy
Board Anticipation Notes, Series 2011 B, 1.500% 07/27/12	6,114,869	6,142,690
Massachusetts Total		67,527,690
Michigan – 9.1%
MI Bank of New York Municipal Certificates Trust
Detroit Michigan Sewer Disposal, Series 2006, LOC: Bank of New York 0.300% 07/01/26 (04/02/12) (a)(b)	81,127,500	81,127,500
MI L'Anse Creuse Public Schools
Series 2008, SPA: JPMorgan Chase Bank 0.150% 05/01/35 (03/01/12) (a)(b)	32,105,000	32,105,000
MI RBC Municipal Products, Inc., Trust
Michigan Higher Ed Student Loan Authority: Series 2008 L29, AMT, LOC: Royal Bank of Canada 0.200% 09/01/33 (03/01/12) (a)(b)	14,000,000	14,000,000
Series 2008 L30, AMT, LOC: Royal Bank of Canada 0.200% 09/01/32 (03/01/12) (a)(b)	96,090,000	96,090,000
Series 2008 L32, AMT, LOC: Royal Bank of Canada 0.200% 09/01/32 (03/01/12) (a)(b)	57,895,000	57,895,000

	Par ($)	Value ($)
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.590% 02/01/16 (03/07/12) (a)(b)	600,000	600,000
MI Strategic Fund
Agritek Industries, Inc., Series 2005, AMT, LOC: PNC Bank N.A. 0.210% 06/01/35 (03/01/12) (a)(b)	1,845,000	1,845,000
Coastal Container Corp., Series 2007, AMT, LOC: PNC Bank N.A. 0.200% 12/01/27 (03/01/12) (a)(b)	5,130,000	5,130,000
Continental Carbonic Products, Inc., Series 2007, AMT, LOC: JPMorgan Chase Bank 0.260% 03/01/32 (03/01/12) (a)(b)	7,460,000	7,460,000
Lapeer Technologies LLC, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.340% 02/01/20 (03/07/12) (a)(b)	1,250,000	1,250,000
Ultraform Industries, Inc. Series 2007, AMT, LOC: PNC Bank N.A. 0.200% 12/01/27 (03/01/12) (a)(b)	60,000	60,000
MI University of Michigan
0.160% 04/04/12	18,805,000	18,805,000
Michigan Total		316,367,500
Minnesota – 2.0%
MN Brainerd Independent School District No. 181
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 1.000% 09/28/12	4,900,000	4,921,197
MN Center City
Hazelden Foundation, Series 2005, LOC: U.S. Bank N.A. 0.150% 11/01/35 (03/01/12) (a)(b)	3,375,000	3,375,000

See Accompanying Notes to Financial Statements.

8

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MN Eden Prairie
SWB LLC, Series 2000 A, AMT, LOC: U.S. Bank N.A. 0.300% 11/01/20 (03/01/12) (a)(b)	1,595,000	1,595,000
MN Farmington Independent School District No. 192
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2012 A, 1.000% 08/09/12	6,700,000	6,722,167
MN Itasca County Independent School District No. 318
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 B, 1.000% 09/20/12	5,400,000	5,419,977
MN Jenkins
Pequot Tool & Manufacturing, Inc., Series 2007, AMT, LOC: Wells Fargo Bank N.A. 0.350% 06/01/27 (03/01/12) (a)(b)	1,570,000	1,570,000
MN Little Falls Independent School District No. 482
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 A, 1.000% 09/28/12	4,885,000	4,900,405
MN Puttable Floating Option Tax-Exempt Receipts
Roseville Minnesota Multifamily Housing Centennial Apartments Project, Series 2007, AMT, GTY AGMT: FHLMC 0.360% 01/01/50 (03/01/12) (a)(b)	11,950,000	11,950,000
MN School District Capital Equipment Borrowing Program
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 B, 2.000% 09/09/12	16,000,000	16,144,489
MN St. Paul Port Authority
Camada LP, Series 2005, AMT, LOC: Wells Fargo Bank N.A. 0.300% 12/01/12 (03/01/12) (a)(b)	500,000	500,000

	Par ($)	Value ($)
MN Waseca Independent School District No. 829
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 A, 1.000% 09/28/12	5,500,000	5,519,564
MN West St. Paul-Mendota Heights-Eagan Independent School District No. 197
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 A, 1.000% 09/13/12	6,000,000	6,021,431
Minnesota Total		68,639,230
Mississippi – 4.5%
MS Business Finance Corp.
Chevron U.S.A., Inc.: Series 2009 A, GTY AGMT: Chevron Corp. 0.140% 12/01/30 (03/01/12) (a)(b)	18,000,000	18,000,000
Series 2009 B, GTY AGMT: Chevron Corp. 0.130% 12/01/30 (03/01/12) (a)(b)	20,300,000	20,300,000
Series 2010 H, GTY AGMT: Chevron Corp. 0.130% 11/01/35 (03/01/12) (a)(b)	48,850,000	48,850,000
Series 2010 L, GTY AGMT: Chevron Corp. 0.130% 11/01/35 (03/01/12) (a)(b)	29,800,000	29,800,000
Series 2011 G, GTY AGMT: Chevron Corp. 0.130% 11/01/35 (03/01/12) (a)(b)	37,415,000	37,415,000
Hamlin Sheet Metal Co., Series 2005, AMT, LOC: Branch Banking & Trust 0.230% 03/01/25 (03/01/12) (a)(b)	2,110,000	2,110,000
Mississippi Total		156,475,000
Missouri – 0.2%
MO Washington Industrial Development Authority
Whistle Point Partnership, Series 2006 A, AMT, LOC: U.S. Bank N.A. 0.190% 05/01/28 (03/01/12) (a)(b)	6,600,000	6,600,000
Missouri Total		6,600,000

See Accompanying Notes to Financial Statements.

9

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Montana – 0.7%
MT Board of Investments
Series 1998, 0.480% 03/01/18 (03/01/12) (b)(c)	5,000,000	5,000,000
Series 2004, 0.480% 03/01/29 (03/01/12) (b)(c)(f)	10,750,000	10,750,000
MT Forsyth Pollution Control
PacifiCorp., Series 1988, LOC: BNP Paribas 0.260% 01/01/18 (03/01/12) (a)(b)	7,000,000	7,000,000
Montana Total		22,750,000
Nebraska – 0.1%
NE Lancaster County
MLLC LLC, Garner Industries, Inc., Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 0.300% 11/01/20 (03/01/12) (a)(b)	2,925,000	2,925,000
Nebraska Total		2,925,000
Nevada – 0.1%
NV Housing Division
Sdashs Apartments Ltd., Series 2002 A, AMT, LOC: Wells Fargo Bank N.A. 0.310% 04/01/35 (03/01/12) (a)(b)	3,000,000	3,000,000
NV Sparks
Rix Industries, Series 2002, AMT, LOC: Wells Fargo Bank N.A. 0.350% 07/01/27 (03/01/12) (a)(b)	1,090,000	1,090,000
Nevada Total		4,090,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Wentworth-Douglass Hospital, Series 2011, LOC: TD Bank N.A. 0.150% 01/01/31 (03/01/12) (a)(b)	2,930,000	2,930,000
New Hampshire Total		2,930,000

	Par ($)	Value ($)
New Jersey – 2.5%
NJ Economic Development Authority
1992 Keystone Project, LOC: BNP Paribas 1.250% 03/01/12	85,600,000	85,600,000
New Jersey Total		85,600,000
New York – 15.2%
NY Baldwinsville Central School District
New York State Aid Intercept Program, Series 2011, 1.250% 07/26/12	3,850,000	3,862,502
NY Copiague Union Free School District
Tax Anticipation Notes, New York State Aid Intercept Program, Series 2011, 1.500% 06/12/12	20,000,000	20,043,535
NY Housing Finance Agency
42/43 Realty LLC, 350 West 43rd St., Series 2002 A, AMT, LOC: Landesbank Hessen-Thüringen 0.300% 11/01/34 (03/07/12) (a)(b)	29,800,000	29,800,000
Ann/Nassau Realty LLC, 111 Nassau St., Series 2011 A, LOC: Landesbank Hessen-Thüringen 0.180% 11/01/44 (03/01/12) (a)(b)	43,770,000	43,770,000
L&M 93rd Street LLC, 250 West 93rd St., Series 2005 A, AMT, LOC: Landesbank Hessen-Thüringen 0.240% 11/01/38 (03/07/12) (a)(b)	20,000,000	20,000,000
Midtown West B LLC, 505 West 37th St., Series 2008 A, AMT, LOC: Landesbank Hessen-Thüringen 0.340% 05/01/42 (03/07/12) (a)(b)	52,700,000	52,700,000
NY Liberty Development Corp.
3 World Trade Center LLC, Escrowed: Series 2010 A1, 0.300% 12/01/50 (11/08/12) (b)(c)	34,000,000	34,000,000

See Accompanying Notes to Financial Statements.

10

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2011 A3, 0.270% 12/01/49 (11/08/12) (b)(c)	48,500,000	48,500,000
NY Longwood Central School District Suffolk County
New York State Aid Intercept Program, Series 2011, 1.000% 06/27/12	12,000,000	12,023,891
NY Metropolitan Transportation Authority
Series 2008 D2, LOC: Landesbank Hessen-Thüringen 0.200% 11/01/35 (03/01/12) (a)(b)	14,555,000	14,555,000
NY Mexico Central School District
New York State Aid Intercept Program, Series 2011, 1.375% 06/29/12	6,800,000	6,816,073
NY New York City Municipal Water Finance Authority
Series 2008 BB-1, SPA: Landesbank Hessen-Thüringen 0.150% 06/15/39 (03/01/12) (a)(b)	9,050,000	9,050,000
Series 2008 BB-2, SPA: Landesbank Hessen-Thüringen 0.200% 06/15/39 (03/01/12) (a)(b)	12,775,000	12,775,000
Series 2010 DD-2, SPA: Bank of New York 0.100% 06/15/43 (03/01/12) (a)(b)	36,865,000	36,865,000
NY New York City
Series 2011 D3, LOC: Bank of New York 0.100% 10/01/39 (03/01/12) (a)(b)	66,605,000	66,605,000
NY North Hempstead
Series 2011, 1.000% 10/05/12	11,361,250	11,409,089
NY Oneida County Industrial Development Agency
Champion Home Builders Co., Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.220% 06/01/29 (03/01/12) (a)(b)	6,820,000	6,820,000
NY Oyster Bay
Series 2011, 2.500% 03/09/12	20,000,000	20,009,006

	Par ($)	Value ($)
NY Puttable Floating Option Tax-Exempt Receipts
Westchester County Industrial Development Agency, Levister Redevelopment Co., LLC, Series 2007, AMT, GTY AGMT: FHLMC 0.360% 09/01/50 (03/01/12) (a)(b)	24,635,000	24,635,000
NY Thruway Authority
Series 2011 A, 2.000% 07/12/12	29,300,000	29,474,987
NY Triborough Bridge & Tunnel Authority
Series 2005 B-2A, LOC: California Public Employees Retirement 0.090% 01/01/32 (03/01/12) (a)(b)	24,010,000	24,010,000
New York Total		527,724,083
North Carolina – 1.7%
NC Catawba County Industrial Facilities & Pollution Control Financing Authority
Von Drehle Properties LLC, Series 2001, AMT, LOC: Branch Banking & Trust 0.230% 12/01/21 (03/01/12) (a)(b)	2,140,000	2,140,000
NC Clipper Tax-Exempt Certificate Trust
North Carolina Housing Finance Agency, Series 2005, AMT, LIQ FAC: State Street Bank & Trust Co. 0.280% 07/01/36 (03/01/12) (a)(b)	4,735,000	4,735,000
NC Davidson County Industrial Facilities & Pollution Control Financing Authority
Childress Winery LLC, Series 2004, AMT, LOC: Branch Banking & Trust 0.230% 04/01/26 (03/01/12) (a)(b)	3,750,000	3,750,000
NC Durham County
NRP Alston Village LLC, Series 2005, AMT, GTY AGMT: FHLMC 0.360% 11/01/24 (03/01/12) (a)(b)	17,800,000	17,800,000

See Accompanying Notes to Financial Statements.

11

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
ABCO Automation, Inc., Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.300% 07/01/21 (03/01/12) (a)(b)	900,000	900,000
Snider Tire, Inc., Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.300% 10/01/19 (03/01/12) (a)(b)	1,400,000	1,400,000
NC Harnett County Industrial Facilities & Pollution Control Financing Authority
Edwards Brothers, Inc., Series 2007, AMT, LOC: PNC Bank N.A. 0.200% 09/01/19 (03/01/12) (a)(b)	8,600,000	8,600,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Valspar Corp. Project, Series 1995, AMT, LOC: Lloyds Bank 0.300% 06/01/15 (03/01/12) (a)(b)	4,500,000	4,500,000
NC Johnston County Industrial Facilities & Pollution Control Financing Authority
Hamlin Sheet Metal Co., Series 1997, AMT, LOC: Branch Banking & Trust 0.230% 11/01/17 (03/01/12) (a)(b)	1,300,000	1,300,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC, Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.300% 01/01/28 (03/01/12) (a)(b)	5,310,000	5,310,000
PHC LLC, Series 1999, AMT, LOC: Branch Banking & Trust 0.230% 03/01/14 (03/01/12) (a)(b)	1,485,000	1,485,000

	Par ($)	Value ($)
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
Reuel, Inc., Series 2008, AMT, LOC: Branch Banking & Trust 0.330% 03/01/26 (03/01/12) (a)(b)	1,700,000	1,700,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Altec Industries, Inc., Series 2007, AMT, LOC: Branch Banking & Trust 0.230% 03/01/27 (03/01/12) (a)(b)	5,000,000	5,000,000
North Carolina Total		58,620,000
Ohio – 1.0%
OH Cuyahoga County
Corporate Wings, Series 2005, AMT, LOC: U.S. Bank N.A. 0.390% 04/01/25 (03/01/12) (a)(b)	1,285,000	1,285,000
OH Franklin County
OhioHealth Corp., Series 2011 B, 2.000% 11/15/33 (07/02/12) (b)(c)	7,000,000	7,039,193
OH Lorain County
Malt Properties Ltd., Series 2004, AMT, LOC: JPMorgan Chase Bank 0.260% 04/01/34 (03/01/12) (a)(b)	3,000,000	3,000,000
OH Lucas County
American Capital Properties, Series 1999, AMT, LOC: PNC Bank N.A. 0.210% 10/01/18 (03/01/12) (a)(b)	2,265,000	2,265,000
OH Ohio State University
0.080% 03/06/12	15,000,000	15,000,000
OH Portage County Port Authority
BF Properties LP, Delta System, Inc., Series 2008, AMT, LOC: PNC Bank N.A. 0.200% 02/01/29 (03/01/12) (a)(b)	5,835,000	5,835,000

See Accompanying Notes to Financial Statements.

12

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Solon
JTM Products, Inc., Project, Series 2001, AMT, LOC: PNC Bank N.A. 0.210% 06/01/21 (03/01/12) (a)(b)	1,005,000	1,005,000
Ohio Total		35,429,193
Oklahoma – 0.0%
OK Comanche County Industrial Development Authority
Silver-Line Plastics Corp., Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.300% 10/01/15 (03/01/12) (a)(b)	1,000,000	1,000,000
Oklahoma Total		1,000,000
Oregon – 0.4%
OR Puttable Floating Option Tax-Exempt Receipts
Oregon State Housing & Development, Series 2008, AMT, GTY AGMT: FHLMC 0.400% 12/01/50 (03/01/12) (a)(b)	6,735,000	6,735,000
OR State
Antelope Acquisition LLC, Series 2004, AMT, LOC: Union Bank N.A. 0.300% 08/01/24 (03/01/12) (a)(b)	1,300,000	1,300,000
LD McFarland Co., Ltd., Series 1996, AMT, LOC: U.S. Bank N.A. 0.200% 11/01/16 (03/01/12) (a)(b)	3,690,000	3,690,000
OR Yamhill County Hospital Authority
Friendsview Manor, Series 2007, LOC: U.S. Bank N.A. 0.150% 12/01/34 (03/01/12) (a)(b)	2,975,000	2,975,000
Oregon Total		14,700,000
Pennsylvania – 0.7%
PA Berks County Municipal Authority
Reading Hospital & Medical Center, Series 2009 A-5, 0.320% 05/01/32 (03/01/12) (b)(c)	5,550,000	5,550,000

	Par ($)	Value ($)
PA Clarion County Industrial Development Authority
Colmac Clarion, Inc., Piney Creek, Series 1990, AMT, LOC: Landesbank Hessen-Thüringen 0.300% 12/01/17 (03/07/12) (a)(b)	6,915,000	6,915,000
PA Economic Development Financing Authority
Pittsburgh Allegheny County, Series 2002 A3, AMT, LOC: PNC Bank N.A. 0.270% 04/01/22 (03/01/12) (a)(b)	1,000,000	1,000,000
PA Lawrence County Industrial Development Authority
Doren, Inc., Series 2004, AMT, LOC: PNC Bank N.A. 0.210% 12/01/15 (03/01/12) (a)(b)	1,700,000	1,700,000
PA Venango IDA Resource Recovery Revenue
Scrubgrass Project, LOC: BNP Paribas 1.250% 03/01/12	10,354,000	10,354,000
Pennsylvania Total		25,519,000
Rhode Island – 0.4%
RI Health & Education Building Corp.
Brown University, 0.140% 03/19/12	15,000,000	15,000,000
Rhode Island Total		15,000,000
South Carolina – 0.7%
SC Jobs-Economic Development Authority
Quoizel, Inc., Series 1996, AMT, LOC: Branch Banking & Trust 0.230% 05/01/16 (03/01/12) (a)(b)	1,975,000	1,975,000
South Carolina General Co. Inc., Series 2008, AMT, LOC: Branch Banking & Trust 0.200% 12/01/38 (03/01/12) (a)(b)	4,600,000	4,600,000
Watson Engineering, Inc., Series 2007, AMT, LOC: PNC Bank N.A. 0.200% 09/01/27 (03/01/12) (a)(b)	5,380,000	5,380,000

See Accompanying Notes to Financial Statements.

13

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC 0.360% 03/01/49 (03/01/12) (a)(b)	12,775,000	12,775,000
South Carolina Total		24,730,000
South Dakota – 0.0%
SD Clipper Tax-Exempt Trust
South Dakota Housing Development Authority, Series 2009, AMT, LIQ FAC: State Street Bank & Trust Co. 0.280% 05/01/30 (03/01/12) (a)(b)(d)	1,080,000	1,080,000
South Dakota Total		1,080,000
Tennessee – 0.5%
TN Metropolitan Government Nashville & Davidson Counties
0.190% 03/07/12	16,000,000	16,000,000
TN Shelby County Health Educational & Housing Facilities Board
Multi-Family Housing Revenue, Series 1995, AMT, LOC: U.S. Bank N.A. 0.240% 01/01/23 (03/01/12) (a)(b)	2,360,000	2,360,000
Tennessee Total		18,360,000
Texas – 7.1%
TX Capital Industrial Development Corp.
Texas Disposal Systems, Series 2001, AMT, LOC: Union Bank N.A. 0.230% 05/01/16 (03/01/12) (a)(b)	4,715,000	4,715,000
TX Deutsche Bank Spears/Lifers Trust
Texas State Department of Housing & Community Affairs, Series 2011, AMT, GTY AGMT: Deutsche Bank AG 0.280% 10/01/46 (03/01/12) (a)(b)(d)	9,930,000	9,930,000

	Par ($)	Value ($)
TX Harris County Housing Finance Corp.
Orion-Timberstone Associates, Torrey Chase Apartments, Series 1998, AMT, DPCE: FNMA 0.270% 06/01/30 (03/01/12) (a)(b)	10,920,000	10,920,000
TX JPMorgan Chase Putters/Drivers Trust
Texas State, Tax & Revenue Anticipation Notes: Series 2011 3944, LIQ FAC: JPMorgan Chase Bank 0.130% 08/30/12 (03/01/12) (a)(b)(d)	14,990,000	14,990,000
Series 2011 3945, LIQ FAC: JPMorgan Chase Bank 0.130% 08/30/12 (03/01/12) (a)(b)(d)	7,000,000	7,000,000
Series 2011 3953, LIQ FAC: JPMorgan Chase Bank 0.130% 08/30/12 (03/01/12) (a)(b)(d)	6,000,000	6,000,000
TX Kilgore Economic Development Corp.
Cleveland Steel Container, Series 2007, AMT, LOC: PNC Bank N.A. 0.200% 12/01/23 (03/01/12) (a)(b)	75,000	75,000
TX Port of Port Arthur Navigation District
Total S.A., Fina Oil & Chemical Co.: Series 1998, AMT, 0.250% 05/01/33 (03/07/12) (b)(c)	3,000,000	3,000,000
Series 2000 B, AMT, 0.250% 05/01/35 (03/07/12) (b)(c)	5,900,000	5,900,000
TX Puttable Floating Option Tax-Exempt Receipts
Costa Mirada Ltd., Series 2008, AMT, GTY AGMT: FHLMC 0.360% 10/01/50 (03/01/12) (a)(b)	11,265,000	11,265,000
Harris County Texas, Series 2008, AMT, GTY AGMT: FHLMC 0.400% 06/01/30 (03/01/12) (a)(b)	4,710,000	4,710,000

See Accompanying Notes to Financial Statements.

14

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
San Antonio Texas, Series 2008, AMT, GTY AGMT: FHLMC: 0.360% 11/01/49 (03/01/12) (a)(b)	14,245,000	14,245,000
0.360% 05/01/50 (03/01/12) (a)(b)	13,645,000	13,645,000
Texas State Department of Housing, Series 2008, AMT, GTY AGMT: FHLMC: 0.360% 03/01/46 (03/01/12) (a)(b)	13,885,000	13,885,000
0.360% 09/01/46 (03/01/12) (a)(b)	11,945,000	11,945,000
0.360% 12/01/47 (03/01/12) (a)(b)	11,430,000	11,430,000
0.400% 07/01/44 (03/01/12) (a)(b)	9,765,000	9,765,000
TX State
0.180% 08/30/12	16,000,000	16,000,000
0.210% 03/08/12	29,000,000	29,000,000
Tax & Revenue Anticipation Notes, Series 2011 A, 2.500% 08/30/12	37,300,000	37,718,746
Veterans Housing Fund II, Series 2002 A-2, AMT, SPA: Landesbank Hessen-Thüringen 0.210% 06/01/25 (03/07/12) (a)(b)	5,450,000	5,450,000
TX Travis County Housing Finance Corp.
Texas Old Manor Housing LP, Series 2004, AMT, DPCE: FNMA 0.190% 08/15/37 (03/01/12) (a)(b)	4,800,000	4,800,000
Texas Total		246,388,746
Utah – 1.6%
UT Tooele
Encon Utah LLC, Series 2002 A, AMT, LOC: U.S. Bank N.A. 0.250% 10/01/22 (03/01/12) (a)(b)	2,575,000	2,575,000

	Par ($)	Value ($)
UT Weber County
IHC Health Services, Inc., Series 2000 C, SPA: Landesbank Hessen-Thüringen 0.140% 02/15/35 (03/01/12) (a)(b)	52,575,000	52,575,000
Utah Total		55,150,000
Virginia – 1.2%
VA Deutsche Bank Spears/Lifers Trust
Richmond VA Redevelopment & Housing Authority, Series 2011, AMT, GTY AGMT: Deutsche Bank AG 0.280% 10/01/29 (03/01/12) (a)(b)(d)	18,030,000	18,030,000
VA Fairfax County Economic Development Authority
Szivic Family LLC, Series 2006, AMT, LOC: Branch Banking & Trust 0.330% 09/01/26 (03/01/12) (a)(b)	1,550,000	1,550,000
VA Henrico Economic Development Authority
Colonial Mechanical Corp., Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.300% 08/01/20 (03/01/12) (a)(b)	2,155,000	2,155,000
VA Portsmouth Redevelopment & Housing Authority
King Square Apartments, Series 2006, AMT, GTY AGMT: FHLMC 0.400% 03/01/50 (03/01/12) (a)(b)	3,370,000	3,370,000
VA Puttable Floating Option Tax-Exempt Receipts
Harrisonburg Virginia, Series 2008, AMT, GTY AGMT: FHLMC 0.400% 05/01/40 (03/01/12) (a)(b)	6,435,000	6,435,000
VA Small Business Financing Authority
Bleachtech LLC, Series 2007, AMT, LOC: PNC Bank N.A. 0.200% 09/01/22 (03/01/12) (a)(b)	10,000,000	10,000,000
Virginia Total		41,540,000

See Accompanying Notes to Financial Statements.

15

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Washington – 1.4%
WA Economic Development Finance Authority
RMI Investors LLC, Series 2001 F, AMT, LOC: Wells Fargo Bank N.A. 0.300% 08/01/26 (03/01/12) (a)(b)	2,970,000	2,970,000
WA Housing Finance Commission
LTC Properties, Inc., Series 1995, AMT, LOC: U.S. Bank N.A. 0.200% 12/01/15 (03/01/12) (a)(b)	2,475,000	2,475,000
Mountain West Investment Corp., Monticello Park, Series 2001 A, AMT, DPCE: FNMA 0.180% 09/01/34 (03/01/12) (a)(b)	6,285,000	6,285,000
Pacific Inn Apartments, Series 1996 A, AMT, LOC: U.S. Bank N.A. 0.190% 05/01/28 (03/01/12) (a)(b)	1,350,000	1,350,000
The Seasons I LLC, Series 2006, AMT, DPCE: FNMA 0.190% 12/15/40 (03/01/12) (a)(b)	14,660,000	14,660,000
Vancouver Bridgewood, LLC, Series 2002 A, AMT, DPCE: FNMA 0.180% 09/01/34 (03/01/12) (a)(b)	4,660,000	4,660,000
WA Kitsap County Industrial Development Corp.
Cara Group LLC, Series 2003, AMT, LOC: U.S. Bank N.A. 0.350% 03/01/32 (03/01/12) (a)(b)	1,420,000	1,420,000
WA Pierce County Economic Development Corp.
Cascade Pole & Lumber Co., Series 1996, AMT, LOC: U.S. Bank N.A. 0.200% 12/01/17 (03/01/12) (a)(b)	3,955,000	3,955,000

	Par ($)	Value ($)
Sumner Leasing LLC, Quality Stamping Project, Series 2006, AMT, LOC: FHLB 0.350% 12/01/36 (03/01/12) (a)(b)	1,895,000	1,895,000
WA Port of Seattle Industrial Development Corp.
Crowley Marine Services, Series 2001, AMT, LOC: DnB NOR Bank ASA 0.260% 12/31/21 (03/07/12) (a)(b)	8,700,000	8,700,000
Washington Total		48,370,000
West Virginia – 1.3%
WV Beckley
Beckley Water Co., Series 2003, AMT, LOC: JPMorgan Chase Bank 0.210% 10/01/16 (03/01/12) (a)(b)	4,590,000	4,590,000
WV Putnam County
Toyota Motor Manufacturing West Virginia, Inc., Series 1998 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.140% 06/01/28 (03/07/12) (a)(b)	40,000,000	40,000,000
West Virginia Total		44,590,000
Wisconsin – 1.8%
WI Ashland
Larson-Juhl U.S. LLC, Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.350% 07/01/20 (03/02/12) (a)(b)	2,770,000	2,770,000
WI Health & Educational Facilities Authority
Waukesha Memorial Hospital, Prohealth Care, Inc., Series 2008 A, LOC: U.S. Bank N.A. 0.150% 08/01/30 (03/01/12) (a)(b)	19,800,000	19,800,000
WI Housing & Economic Development Authority
Series 2007 C, AMT, SPA: BNP Paribas 0.850% 09/01/17 (03/07/12) (a)(b)	17,190,000	17,190,000

See Accompanying Notes to Financial Statements.

16

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 B, AMT, LIQ FAC: JPMorgan Chase Bank 0.260% 11/01/31 (03/01/12) (a)(b)	1,500,000	1,500,000
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC, Series 2004, AMT, DPCE: FNMA 0.190% 12/01/44 (03/01/12) (a)(b)	4,430,000	4,430,000
WI Pewaukee
Mixer Systems, Inc., Series 2000, AMT, LOC: JPMorgan Chase Bank 0.410% 09/01/20 (03/01/12) (a)(b)	1,150,000	1,150,000
WI Plymouth
Masters Gallery Foods, Series 2008 A, AMT, LOC: Wells Fargo Bank N.A. 0.300% 05/01/38 (03/01/12) (a)(b)	5,300,000	5,300,000
WI Public Finance Authority
Glenridge on Palmer Ranch, Series 2011 B, LOC: Bank of Scotland 0.150% 06/01/41 (03/01/12) (a)(b)	10,655,000	10,655,000
WI Sheboygan
Subco Foods, Series 2002, AMT, LOC: JPMorgan Chase Bank 0.610% 08/01/12 (03/01/12) (a)(b)	370,000	370,000
WI Village of Menomonee Falls
Jema LLC, Series 1994, AMT, LOC: JPMorgan Chase Bank 0.410% 09/01/14 (03/01/12) (a)(b)	1,020,000	1,020,000
Wisconsin Total		64,185,000

	Par ($)	Value ($)
Wyoming – 0.3%
WY Sweetwater County
PacifiCorp, Series 1995, AMT, LOC: Barclays Bank PLC 0.130% 11/01/25 (03/01/12) (a)(b)	10,000,000	10,000,000
Wyoming Total		10,000,000
Total Municipal Bonds (cost of $2,864,839,601)		2,864,839,601
Closed-End Investment Companies – 11.8%
California – 0.7%
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.280% 08/01/40 (03/01/12) (a)(b)(d)	24,100,000	24,100,000
California Total		24,100,000
New Jersey – 0.9%
NJ Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.300% 08/01/40 (03/01/12) (a)(b)(d)	21,300,000	21,300,000
NJ Nuveen Premium Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.300% 08/01/40 (03/01/12) (a)(b)(d)	10,000,000	10,000,000
New Jersey Total		31,300,000
New York – 0.6%
NY Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.280% 08/01/40 (03/01/12) (a)(b)(d)	15,000,000	15,000,000
NY Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIC FAQ: Citibank N.A. 0.280% 12/01/40 (03/01/12) (a)(b)(d)	7,000,000	7,000,000
New York Total		22,000,000

See Accompanying Notes to Financial Statements.

17

BofA Municipal Reserves

February 29, 2012 (Unaudited)

Closed-End Investment Companies (continued)
	Par ($)	Value ($)
Other – 8.7%
Nuveen Insured Municipal Opportunity Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.300% 12/01/40 (03/01/12) (a)(b)(d)	135,000,000	135,000,000
Nuveen Premier Insured Municipal Opportunity Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.300% 12/01/40 (03/01/12) (a)(b)(d)	2,000,000	2,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
Series 2010, AMT, LIQ FAC: JPMorgan Chase Bank 0.270% 03/01/40 (03/01/12) (a)(b)(d)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: JPMorgan Chase Bank 0.270% 12/01/40 (03/01/12) (a)(b)(d)	88,400,000	88,400,000
Other Total		302,600,000
Pennsylvania – 0.9%
PA Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.300% 08/01/40 (03/01/12) (a)(b)(d)	14,000,000	14,000,000
PA Nuveen Premium Income Municipal Fund 2, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.300% 08/01/40 (03/01/12) (a)(b)(d)	15,000,000	15,000,000
Pennsylvania Total		29,000,000
Total Closed-End Investment Companies (cost of $409,000,000)		409,000,000
Short-Term Obligations – 4.1%
Variable Rate Demand Notes – 4.1%
FHLMC Multi-Family VRD Certificates
0.220% 11/15/34 (03/01/12) (b)(c)	10,177,189	10,177,189
0.220% 02/15/35 (03/01/12) (b)(c)(d)	9,904,431	9,904,431

	Par ($)	Value ($)
0.220% 08/15/45 (03/01/12) (b)(c)	83,726,758	83,726,758
0.220% 01/15/47 (03/01/12) (b)(c)	37,978,642	37,978,642
Variable Rate Demand Notes Total		141,787,020
Total Short-Term Obligations (cost of $141,787,020)		141,787,020
Total Investments – 98.4% (cost of $3,415,626,621) (g)		3,415,626,621
Other Assets & Liabilities, Net – 1.6%		55,885,298
Net Assets – 100.0%		3,471,511,919

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2012.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2012.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities, which are not illiquid, amounted to $498,924,431 or 14.4% of net assets for the Fund.

(e)  Merrill Lynch Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of BofA Advisors, LLC.

(f)  A portion of this security has been purchased on a delayed delivery basis.

(g)  Cost for federal income tax purposes is $3,415,626,621.

The following table summarizes the inputs used, as of February 29, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$2,864,839,601	$—	$2,864,839,601
Total Closed-End Investment Companies		409,000,000		409,000,000
Total Short-Term Obligations	—	141,787,020	—	141,787,020
Total Investments	$—	$3,415,626,621	$—	$3,415,626,621

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 29, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

See Accompanying Notes to Financial Statements.

18

BofA Municipal Reserves

February 29, 2012 (Unaudited)

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 29, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	82.5
Closed-End Investment Companies	11.8
94.3
Short-Term Obligations	4.1
Other Assets & Liabilities, Net	1.6
100.0

Acronym	Name
AMT	Alternative Minimum Tax

DPCE	Direct Pay Credit Enhancement

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

Putters	Puttable Tax-Exempt Receipts

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

19

Statement of Assets and Liabilities – BofA Municipal Reserves
February 29, 2012 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	3,415,626,621
	Cash	4,603
	Receivable for:
	Investments sold	57,027,997
	Fund shares sold	1,802
	Interest	5,284,192
	Expense reimbursement due from investment advisor	24,877
	Trustees' deferred compensation plan	10,594
	Prepaid expenses	97,581
	Total Assets	3,478,078,267
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	5,600,000
	Fund shares repurchased	20,945
	Distributions	81,976
	Investment advisory fee	410,564
	Administration fee	97,817
	Pricing and bookkeeping fees	49,612
	Transfer agent fee	28,286
	Trustees' fees	45,065
	Custody fee	12,877
	Reports to shareholders	89,039
	Distribution and service fees	5,970
	Shareholder administration fees	52,384
	Chief compliance officer expenses	2,348
	Trustees' deferred compensation plan	10,594
	Other liabilities	58,871
	Total Liabilities	6,566,348
	Net Assets	3,471,511,919
Net Assets Consist of	Paid-in capital	3,470,714,535
	Undistributed net investment income	1,204,309
	Accumulated net realized loss	(406,925)
	Net Assets	3,471,511,919

See Accompanying Notes to Financial Statements.

20

Statement of Assets and Liabilities (continued) – BofA Municipal Reserves
February 29, 2012 (Unaudited)

Adviser Class Shares	Net assets	$110,428,283
	Shares outstanding	110,406,456
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$2,601,708,821
	Shares outstanding	2,601,178,871
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$54,038,511
	Shares outstanding	54,027,318
	Net asset value per share	$1.00
Institutional Capital Shares (1)	Net assets	$20,504,396
	Shares outstanding	20,500,139
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$74,142,645
	Shares outstanding	74,125,765
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$255,106
	Shares outstanding	255,053
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$4,976,745
	Shares outstanding	4,975,717
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$605,457,412
	Shares outstanding	605,331,142
	Net asset value per share	$1.00

(1)  On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund.

See Accompanying Notes to Financial Statements.

21

Statement of Operations – BofA Municipal Reserves
For the Six Months Ended February 29, 2012 (Unaudited)

		($)
Investment Income	Interest	5,163,960
Expenses	Investment advisory fee	2,727,780
	Administration fee	1,748,520
	Distribution fee:
	Daily Class Shares	121,719
	Investor Class Shares	119
	Service fee:
	Adviser Class Shares	196,556
	Daily Class Shares	86,942
	Investor Class Shares	298
	Liquidity Class Shares	7,801
	Shareholder administration fee:
	Institutional Class Shares	21,634
	Trust Class Shares	291,446
	Transfer agent fee	42,690
	Pricing and bookkeeping fees	122,603
	Trustees' fees	36,302
	Custody fee	39,031
	Chief compliance officer expenses	7,220
	Other expenses	248,295
	Total Expenses	5,698,956
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,333,516)
	Fees waived by distributor:
	Adviser Class Shares	(129,987)
	Daily Class Shares	(179,127)
	Institutional Class Shares	(26)
	Investor Class Shares	(319)
	Liquidity Class Shares	(5,153)
	Trust Class Shares	(59,691)
	Expense reductions	(59)
	Net Expenses	3,991,078
	Net Investment Income	1,172,882
	Net realized loss on investments	(150,962)
	Net Increase Resulting from Operations	1,021,920

See Accompanying Notes to Financial Statements.

22

Statement of Changes in Net Assets – BofA Municipal Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	1,172,882	4,931,080
	Net realized gain (loss) on investments	(150,962)	35,725
	Net increase resulting from operations	1,021,920	4,966,805
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(100)	—
	Capital Class Shares	(1,132,106)	(4,412,334)
	Class Z Shares	(1,633)	(32,439)
	Daily Class Shares	(10)	(5)
	Institutional Capital Shares	(7,036)	—
	Institutional Class Shares	(24,431)	(231,767)
	Liquidity Class Shares	—	(1,131)
	Trust Class Shares	(7,566)	(252,741)
	Total distributions to shareholders	(1,172,882)	(4,930,417)
	Net Capital Stock Transactions	(352,226,277)	(1,296,428,912)
	Total decrease in net assets	(352,377,239)	(1,296,392,524)
Net Assets	Beginning of period	3,823,889,158	5,120,281,682
	End of period	3,471,511,919	3,823,889,158
	Undistributed net investment income at end of period	1,204,309	1,204,309

See Accompanying Notes to Financial Statements.

23

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	248,472,374	248,472,374	899,685,691	899,685,691
Distributions reinvested	7	7	—	—
Redemptions	(306,532,591)	(306,532,591)	(1,060,272,328)	(1,060,272,328)
Net decrease	(58,060,210)	(58,060,210)	(160,586,637)	(160,586,637)
Capital Class Shares
Subscriptions	3,784,389,552	3,784,389,552	10,380,126,517	10,380,126,517
Distributions reinvested	654,922	654,922	2,756,899	2,756,899
Redemptions	(4,008,597,381)	(4,008,597,381)	(11,177,041,557)	(11,177,041,557)
Net decrease	(223,552,907)	(223,552,907)	(794,158,141)	(794,158,141)
Class Z Shares
Subscriptions	85,551	85,551	3,938,101	3,938,101
Conversion (See Note 1)	(21,389,943)	(21,389,943)	—	—
Distributions reinvested	—	—	31,004	31,004
Redemptions	(386,511)	(386,511)	(8,216,994)	(8,216,994)
Net decrease	(21,690,903)	(21,690,903)	(4,247,889)	(4,247,889)
Daily Class Shares
Subscriptions	—	—	138,395,378	138,395,378
Distributions reinvested	5	5	5	5
Redemptions	(34,407,128)	(34,407,128)	(502,555,126)	(502,555,126)
Net decrease	(34,407,123)	(34,407,123)	(364,159,743)	(364,159,743)
Institutional Capital Shares
Subscriptions	2,368,694	2,368,694	—	—
Conversion (See Note 1)	21,389,943	21,389,943	—	—
Distributions reinvested	6,723	6,723	—	—
Redemptions	(3,265,221)	(3,265,221)	—	—
Net increase	20,500,139	20,500,139	—	—
Institutional Class Shares
Subscriptions	275,385,329	275,385,329	1,011,355,836	1,011,355,836
Distributions reinvested	21,359	21,359	167,629	167,629
Redemptions	(361,111,707)	(361,111,707)	(1,179,740,860)	(1,179,740,860)
Net decrease	(85,705,019)	(85,705,019)	(168,217,395)	(168,217,395)
Investor Class Shares
Subscriptions	122,667	122,667	92,206	92,206
Redemptions	(85,704)	(85,704)	(118,664)	(118,664)
Net increase (decrease)	36,963	36,963	(26,458)	(26,458)

See Accompanying Notes to Financial Statements.

24

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Liquidity Class Shares
Subscriptions	20,000	20,000	6,765,015	6,765,015
Distributions reinvested	—	—	1,126	1,126
Redemptions	(3,226,227)	(3,226,227)	(11,463,682)	(11,463,682)
Net decrease	(3,206,227)	(3,206,227)	(4,697,541)	(4,697,541)
Trust Class Shares
Subscriptions	561,945,198	561,945,198	1,112,364,414	1,112,364,414
Distributions reinvested	10	10	300	300
Redemptions	(508,086,198)	(508,086,198)	(912,699,822)	(912,699,822)
Net increase	53,859,010	53,859,010	199,664,892	199,664,892

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Adviser Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.0001		0.0100	0.0241	0.0326
Less Distributions to Shareholders:
From net investment income	—	(d)	—		(0.0001)		(0.0100)	(0.0241)	(0.0326)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.00%		0.00	%(h)	1.00%	2.44%	3.31%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.28	%(j)	0.34%		0.39%		0.48%	0.45%	0.45%
Waiver/Reimbursement	0.24	%(j)	0.18%		0.13%		0.05%	0.05%	0.06%
Net investment income (i)	—	%(h)(j)	—	%(h)	0.01%		1.06%	2.40%	3.26%
Net assets, end of period (000s)	$110,428		$168,505		$329,108		$701,879	$957,701	$912,798

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Capital Class Shares	2012		2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.0019	0.0125	0.0266	0.0351
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.0019)	(0.0125)	(0.0266)	(0.0351)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.04	%(g)	0.14%	0.19%	1.26%	2.70%	3.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.20	%(i)	0.20%	0.20%	0.23%	0.20%	0.20%
Waiver/Reimbursement	0.07	%(i)	0.07%	0.06%	0.05%	0.05%	0.06%
Net investment income (h)	0.08	%(i)	0.14%	0.18%	1.15%	2.72%	3.52%
Net assets, end of period (000s)	$2,601,709		$2,825,365	$3,619,465	$4,655,880	$3,207,123	$4,451,392

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Daily Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	0.0071	0.0206	0.0291
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(0.0071)	(0.0206)	(0.0291)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.00	%(h)	0.00%	0.71%	2.08%	2.95%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.29	%(j)	0.35%		0.39%	0.78%	0.80%	0.80%
Waiver/Reimbursement	0.59	%(j)	0.52%		0.47%	0.10%	0.05%	0.06%
Net investment income (i)	—	%(h)(j)	—	%(h)	—	0.78%	1.99%	2.91%
Net assets, end of period (000s)	$54,039		$88,455		$452,671	$1,347,281	$1,990,097	$1,562,589

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Institutional Capital Shares	2012 (a)		2011 (b)	2010 (c)(d)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001	0.0019	0.0125	0.0267	0.0351
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.0019)	(0.0125)	(0.0267)	(0.0351)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.04	%(h)	0.14%	0.19%	1.26%	2.70%	3.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.20%	0.20%	0.23%	0.20%	0.20%
Waiver/Reimbursement	0.07	%(j)	0.07%	0.06%	0.05%	0.05%	0.06%
Net investment income (i)	0.08	%(j)	0.14%	0.19%	1.24%	2.70%	3.51%
Net assets, end of period (000s)	$20,504		$21,696	$25,943	$36,380	$36,333	$39,772

(a)  On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The financial information of the Fund's Institutional Capital shares prior to this conversion is that of the Class Z shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(d)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

29

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Institutional Class Shares	2012		2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.0015	0.0121	0.0262	0.0347
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.0015)	(0.0121)	(0.0262)	(0.0347)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.02	%(g)	0.10%	0.15%	1.22%	2.66%	3.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.24	%(i)	0.24%	0.24%	0.27%	0.24%	0.24%
Waiver/Reimbursement	0.07	%(i)	0.07%	0.06%	0.05%	0.05%	0.06%
Net investment income (h)	0.05	%(i)	0.10%	0.15%	1.12%	2.67%	3.47%
Net assets, end of period (000s)	$74,143		$159,867	$328,101	$1,123,450	$985,752	$1,048,065

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

30

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Investor Class Shares	2012		2011 (a)	2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	—	(d)	0.0090	0.0231	0.0316
Less Distributions to Shareholders:
From net investment income	—		—	—	(d)	(0.0090)	(0.0231)	(0.0316)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.00%	0.00	%(h)	0.91%	2.34%	3.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.28	%(j)	0.34%	0.39%		0.58%	0.55%	0.55%
Waiver/Reimbursement	0.34	%(j)	0.28%	0.22%		0.05%	0.05%	0.06%
Net investment income (i)	—		—	—	%(h)	0.88%	2.28%	3.15%
Net assets, end of period (000s)	$255		$218	$245		$53,818	$54,832	$46,035

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

31

Financial Highlights – BofA Municipal Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Liquidity Class Shares	2012		2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		— (d)	0.0004	0.0110	0.0251	0.0336
Less Distributions to Shareholders:
From net investment income	—		— (d)	(0.0004)	(0.0110)	(0.0251)	(0.0336)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.01%	0.04%	1.10%	2.54%	3.41%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.28	%(i)	0.33%	0.34%	0.38%	0.35%	0.35%
Waiver/Reimbursement	0.24	%(i)	0.19%	0.17%	0.15%	0.15%	0.16%
Net investment income (h)	—		0.01%	0.06%	1.11%	2.68%	3.35%
Net assets, end of period (000s)	$4,977		$8,184	$12,882	$167,085	$157,720	$308,502

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

32

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Trust Class Shares	2012		2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	— (d)	0.0009	0.0115	0.0256	0.0341
Less Distributions to Shareholders:
From net investment income	—	(d)	— (d)	(0.0009)	(0.0115)	(0.0256)	(0.0341)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.05%	0.09%	1.15%	2.59%	3.46%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.28	%(j)	0.29%	0.30%	0.33%	0.30%	0.30%
Waiver/Reimbursement	0.09	%(j)	0.08%	0.06%	0.05%	0.05%	0.06%
Net investment income (i)	—	%(h)(j)	0.05%	0.09%	1.09%	2.55%	3.40%
Net assets, end of period (000s)	$605,457		$551,600	$351,866	$456,691	$425,627	$419,275

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

33

Notes to Financial Statements – BofA Municipal Reserves
February 29, 2012 (Unaudited)

Note 1. Organization

BofA Municipal Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

34

BofA Municipal Reserves, February 29, 2012 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2011 was as follows:

Distributions paid from:
Tax-Exempt Income	$4,930,417

The following capital loss carryforwards, determined as of August 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$255,963

Capital loss carryforwards of $35,725 were utilized by the Fund during the year ended August 31, 2011.

35

BofA Municipal Reserves, February 29, 2012 (Unaudited)

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry-forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry-forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the six months ended February 29, 2012, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust

36

BofA Municipal Reserves, February 29, 2012 (Unaudited)

has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 29, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Servicing Plans:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

37

BofA Municipal Reserves, February 29, 2012 (Unaudited)

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 29, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the period ended
2015	2014	2013	2012	recovery	02/29/2012
$1,333,516	$3,128,637	$4,775,827	$4,190,592	$13,428,572	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balance owed to be paid out of Fund assets on or about March 1, 2012.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a

38

BofA Municipal Reserves, February 29, 2012 (Unaudited)

portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 29, 2012, these custody credits reduced total expenses by $59 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 29, 2012, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of February 29, 2012, the Fund had three shareholder accounts that held 85.0% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of February 29, 2012, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

39

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 29-30, 2011, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2011 for review and discussion of the materials described below. The Board also receives performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee also met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

40

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper"), an independent provider of investment company data, to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds as determined by Lipper (the "Universe"). In addition, for the state-specific Funds, the Board also reviewed comparisons of their fees to the expense information for a Peer Group of funds that concentrate their investments in the same state. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group(s) and Universe. For certain Funds, Lipper determined that the composition of the Peer Group for expenses would differ from the composition for performance. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Municipal Reserves, the Board received information showing that such Fund's Actual Management Rate and total expense ratio were above the median range of its Peer Group. The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in approving the Advisory Agreement for the Fund.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as, for the state-specific Funds, the performance information for a Peer Group of funds that concentrate their investments in the same state. The Board also considered information provided by BoAA comparing the Funds' performance to that of subsets of the iMoneyNet category peers, which include funds that are viewed by BoAA as direct competitive peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds generally underperformed their peers in the more recent periods, but considered such underperformance in the context of BoAA's overall investment approach which emphasizes liquidity and capital preservation.

The Board considered the investment performance of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Municipal Reserves, the Board received information showing that the net return investment performance of certain classes of BofA Municipal Reserves was below the median range of such Fund's Peer Group over certain recent periods. The Board generally noted other applicable factors, such as stronger relative net return performance of other classes or

41

over other periods, the relatively tight dispersion of performance data within a particular Peer Group, the Fund's Actual Management Rate, Contractual Management Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the Peer Group comparisons, comparisons to subsets of funds and BoAA's emphasis on liquidity and capital preservation in approving the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviews reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

42

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Municipal Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 29 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

45

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Municipal Reserves

Semiannual Report, February 29, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/222809-0212 (04/12)

BofATM Funds

Semiannual Report

February 29, 2012

BofA New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Board Consideration and Re-Approval of Investment Advisory Agreement	23

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA New York Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.70	1,024.01	0.99	1.01	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.60	1,023.81	1.19	1.21	0.24
Investor Class Shares (1)	1,000.00	1,000.00	1,000.40	1,023.71	1.29	1.31	0.26
Trust Class Shares	1,000.00	1,000.00	1,000.40	1,023.71	1.29	1.31	0.26

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(1) On October 1, 2011, the Investor Class shares of the Fund commenced operations and the Class A shares of the Fund converted into the Investor Class shares of the Fund.

1

Investment Portfolio – BofA New York Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds – 94.9%
	Par ($)	Value ($)
Indiana – 0.5%
IN Health Facility Financing Authority
Anthony Wayne Rehabilitation Center,
Series 2001, LOC: Wells Fargo Bank N.A. 0.250% 02/01/31 (03/01/12) (a)(b)	2,195,000	2,195,000
Indiana Total		2,195,000
Minnesota – 0.8%
MN Minneapolis/St. Paul Housing & Redevelopment Authority
Allina Health System,
Series 2007 C2, LOC: Wells Fargo Bank N.A. 0.120% 11/15/34 (03/01/12) (a)(b)	3,320,000	3,320,000
Minnesota Total		3,320,000
New Jersey – 1.3%
NJ Economic Development Authority
1992 Keystone Project,
LOC: BNP Paribas 1.250% 03/01/12	5,500,000	5,500,000
New Jersey Total		5,500,000
New York – 87.2%
NY Albany Industrial Development Agency
Albany College of Pharmacy,
Series 2004 B, LOC: TD Bank N.A. 0.150% 12/01/34 (03/01/12) (a)(b)	6,855,000	6,855,000
Albany Medical Center Hospital,
Series 2006 A, LOC: RBS Citizens N.A. 0.220% 05/01/35 (03/01/12) (a)(b)	4,655,000	4,655,000
Teresian House Nursing Home,
Series 2007 A, LOC: RBS Citizens N.A. 0.280% 07/01/16 (03/01/12) (a)(b)	2,535,000	2,535,000

	Par ($)	Value ($)
NY Amherst Development Corp.
Asbury Pointe, Inc.,
Series 2011 A, LOC: Manufacturers & Traders 0.180% 02/01/35 (03/01/12) (a)(b)	3,895,000	3,895,000
NY Bank of New York Municipal Certificates Trust
Series 2007,
LOC: Bank of New York 0.320% 02/15/36 (05/15/12) (a)(b)	17,150,000	17,150,000
NY Clarence Central School District
New York State Aid Intercept Program,
Series 2011, 1.000% 07/19/12	1,502,500	1,504,494
NY Clipper Tax-Exempt Certificate Trust
Series 2007,
LIQ FAC: State Street Bank & Trust Co. 0.190% 11/15/26 (03/01/12) (a)(b)	15,125,000	15,125,000
NY Dormitory Authority
Catholic Health System:
Series 2006 C, LOC: HSBC Bank USA N.A. 0.160% 07/01/22 (03/01/12) (a)(b)	4,700,000	4,700,000
Series 2008, LOC: HSBC Bank USA N.A. 0.160% 07/01/34 (03/01/12) (a)(b)	7,525,000	7,525,000
Cornell University,
Series 2011, LIQ FAC: Citibank N.A. 0.160% 01/01/32 (03/01/12) (a)(b)(c)	2,080,000	2,080,000
Culinary Institute of America,
Series 2004 C, LOC: TD Bank N.A. 0.150% 07/01/33 (03/01/12) (a)(b)	2,900,000	2,900,000
Le Moyne College,
Series 2009, LOC: TD Bank N.A. 0.150% 01/01/39 (03/01/12) (a)(b)	3,780,000	3,780,000

See Accompanying Notes to Financial Statements.

2

BofA New York Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Mental Health Services,
Series 2003 D-2H, LOC: Royal Bank of Canada 1.000% 02/15/31 (03/08/12) (a)(b)	1,000,000	1,000,000
Oxford University Press, Inc.,
Series 1996, LOC: Barclays Bank PLC 0.110% 07/01/25 (03/07/12) (a)(b)	5,050,000	5,050,000
Pratt Institute,
Series 2009 B, LOC: TD Bank N.A. 0.130% 07/01/34 (03/01/12) (a)(b)	9,255,000	9,255,000
NY Dutchess County Industrial Development Agency
Marist College,
Series 2005 A, LOC: JPMorgan Chase Bank 0.140% 07/01/35 (03/01/12) (a)(b)	7,920,000	7,920,000
Trinity-Pawling School Corp.,
Series 2002, LOC: PNC Bank N.A. 0.160% 10/01/32 (03/01/12) (a)(b)	2,650,000	2,650,000
NY Eclipse Funding Trust
Metropolitan Transportation Authority,
Series 2006, LOC: U.S. Bank N.A. 0.150% 11/15/13 (03/01/12) (a)(b)	2,500,000	2,500,000
NY Energy Research & Development Authority
Consolidated Edison Co.,
Series 2005 A1, LOC: Mizuho Corporate Bank 0.130% 05/01/39 (03/07/12) (a)(b)	5,000,000	5,000,000
NY Herricks Union Free School District
New York State Aid Intercept Program,
Series 2011, 1.500% 06/22/12	1,000,000	1,002,396
NY Housing Finance Agency
42/43 Realty LLC,
350 West 43rd St.: Series 2001 A, AMT, LOC: Landesbank Hessen-Thüringen
0.300% 11/01/34 (03/07/12) (a)(b)	3,500,000	3,500,000

	Par ($)	Value ($)
Series 2002 A, AMT, LOC: Landesbank Hessen-Thüringen 0.300% 11/01/34 (03/07/12) (a)(b)	2,000,000	2,000,000
Series 2004 A, AMT, LOC: Landesbank Hessen-Thüringen 0.300% 11/01/34 (03/07/12) (a)(b)	3,700,000	3,700,000
Ann/Nassau Realty LLC,
111 Nassau St., Series 2011 A, LOC: Landesbank Hessen-Thüringen 0.180% 11/01/44 (03/01/12) (a)(b)	300,000	300,000
L&M 93rd Street LLC,
250 West 93rd St., Series 2005 A, AMT, LOC: Landesbank Hessen-Thüringen 0.240% 11/01/38 (03/07/12) (a)(b)	4,750,000	4,750,000
Midtown West B LLC,
505 West 37th St.: Series 2008 A, AMT, LOC: Landesbank Hessen-Thüringen 0.340% 05/01/42 (03/07/12) (a)(b)	6,000,000	6,000,000
Series 2009 B, LOC: Landesbank Hessen-Thüringen 0.320% 05/01/42 (03/07/12) (a)(b)	6,500,000	6,500,000
NY Liberty Development Corp.
3 World Trade Center LLC:
Series 2010 A-1, 0.300% 12/01/50 (11/08/12) (b)(d)	3,275,000	3,275,000
Series 2011 A-3, 0.270% 12/01/49 (11/08/12) (b)(d)	5,475,000	5,475,000
Series 2010 A-2, LOC: JPMorgan Chase Bank 0.170% 12/01/50 (03/01/12) (a)(b)	1,490,000	1,490,000
Series 2006 41TP,
LOC: Wells Fargo Bank N.A., LIQ FAC: Wells Fargo Bank N.A. 0.150% 10/01/35 (03/01/12) (a)(b)	4,035,000	4,035,000

See Accompanying Notes to Financial Statements.

3

BofA New York Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Liverpool Central School District
New York State Aid Intercept Program,
Series 2011, 1.500% 10/05/12	2,432,140	2,444,077
NY Livingston County Industrial Development Agency
Red Jacket/Nicholas,
Series 2007 A, LOC: HSBC Bank USA N.A. 0.160% 07/01/19 (03/01/12) (a)(b)	1,862,000	1,862,000
NY Local Government Assistance Corp.
Series 1995 C,
LOC: Landesbank Hessen-Thüringen 0.160% 04/01/25 (03/07/12) (a)(b)	4,630,000	4,630,000
NY Mahopac Central School District
New York State Aid Intercept Program,
Series 2011, 1.250% 08/10/12	1,657,000	1,661,006
NY Metropolitan Transportation Authority
Series 2008 A2,
LOC: Bank of Tokyo-Mitsubishi UFJ 0.140% 11/01/31 (03/01/12) (a)(b)	4,935,000	4,935,000
Series 2008 D2,
LOC: Landesbank Hessen-Thüringen 0.200% 11/01/35 (03/01/12) (a)(b)	735,000	735,000
NY Monroe County Industrial Development Agency
Association for the Blind,
Series 2008, LOC: JPMorgan Chase Bank 0.160% 02/01/38 (03/01/12) (a)(b)	1,700,000	1,700,000
Lagrange Associates,
Series 1996 A, AMT, LOC: M&T Bank 0.330% 12/01/16 (03/01/12) (a)(b)	755,000	755,000
Monroe Community College Association, Inc.,
Series 2002 A, LOC: JPMorgan Chase Bank 0.160% 01/15/32 (03/01/12) (a)(b)	4,165,000	4,165,000

	Par ($)	Value ($)
St. Ann's Home for the Aged,
Series 2000, LOC: HSBC Bank USA N.A. 0.160% 07/01/30 (03/07/12) (a)(b)	9,125,000	9,125,000
NY New Rochelle
Series 2012,
1.500% 03/08/13	3,561,000	3,595,684
NY New York City Health & Hospital Corp.
Series 2008 B,
Insured: Government of Corp. LOC: TD Bank N.A. 0.110% 02/15/31 (03/07/12) (a)(b)	11,400,000	11,400,000
NY New York City Housing Development Corp.
RBNB 20 Owner LLC,
Series 2006 A, LOC: Landesbank Hessen-Thüringen 0.200% 06/01/39 (03/07/12) (a)(b)	1,150,000	1,150,000
RBNB Wall Street Owner,
Series 2005 A, LOC: Landesbank Hessen-Thüringen 0.250% 12/01/36 (03/07/12) (a)(b)	6,100,000	6,100,000
NY New York City Industrial Development Agency
Convent Sacred Heart School,
Series 2002, LOC: FHLB 0.120% 11/01/32 (03/02/12) (a)(b)	14,515,000	14,515,000
FC Hanson Office Associates,
Series 2004, LOC: Lloyds TSB Bank PLC 0.140% 12/01/39 (03/01/12) (a)(b)	9,295,000	9,295,000
Grace Church School,
Series 2006, LOC: M&T Bank 0.180% 06/01/36 (03/01/12) (a)(b)	5,705,000	5,705,000
Jamaica First Parking LLC,
Series 2004, LOC: JPMorgan Chase Bank 0.150% 03/01/34 (03/01/12) (a)(b)	2,725,000	2,725,000

See Accompanying Notes to Financial Statements.

4

BofA New York Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
The Hewitt School,
Series 2002, LOC: TD Bank N.A. 0.240% 12/01/34 (03/01/12) (a)(b)	3,745,000	3,745,000
NY New York City Municipal Water Finance Authority
Series 2007 BB-3,
SPA: BNP Paribas 0.120% 06/15/34 (03/01/12) (a)(b)	2,600,000	2,600,000
Series 2011 A-1,
SPA: Mizuho Corporate Bank 0.140% 06/15/44 (03/01/12) (a)(b)	16,570,000	16,570,000
Series 2011,
LIQ FAC: Citibank N.A. 0.160% 06/15/18 (03/01/12) (a)(b)(c)	1,245,000	1,245,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
Series 1998 A-2,
SPA: Bank of Nova Scotia 0.110% 11/15/27 (03/07/12) (a)(b)	3,700,000	3,700,000
Series 1999 B-3,
SPA: JPMorgan Chase Bank 0.130% 11/01/28 (03/07/12) (a)(b)	7,800,000	7,800,000
Series 2011,
LIQ FAC: Citibank N.A. 0.160% 11/01/19 (03/01/12) (a)(b)(c)	2,250,000	2,250,000
NY New York City Trust for Cultural Resources
The Asia Society,
Series 2000, LOC: JPMorgan Chase Bank 0.150% 04/01/30 (03/01/12) (a)(b)	1,385,000	1,385,000
NY New York City
Series 1993 E4,
LOC: BNP Paribas 0.130% 08/01/22 (03/01/12) (a)(b)	3,200,000	3,200,000
Series 2005 F-3
LOC: Sumitomo Mitsui Banking 0.160% 09/01/35 (03/01/12) (a)(b)	7,200,000	7,200,000
1.000% 09/01/35	1,000,000	1,000,000

	Par ($)	Value ($)
Series 2006 I-4,
LOC: Bank of New York 0.150% 04/01/36 (03/07/12) (a)(b)	1,000,000	1,000,000
Series 2012,
LIQ FAC: Citibank N.A. 0.160% 08/01/17 (03/01/12) (a)(b)(c)	1,300,000	1,300,000
NY North Hempstead
Series 2011,
1.500% 12/14/12	4,150,000	4,187,395
NY Oyster Bay
Board Anticipation Notes,
Series 2011, 2.500% 03/09/12	13,500,000	13,506,114
NY Port Authority of New York & New Jersey
Series 2011, AMT,
Insured: Government of Authority 3.000% 09/15/12	1,000,000	1,013,725
NY Queensbury Union Free School District
New York State Aid Intercept Program,
Series 2012, 1.000% 07/26/12	14,099,420	14,138,757
NY Reset Optional Certificates Trust II-R
Port Authority,
Series 2006, LIQ FAC: Citibank N.A. 0.160% 10/01/14 (03/01/12) (a)(b)	1,890,000	1,890,000
NY Riverhead Industrial Development Agency
Peconic Bay Medical Center,
Series 2006 A, LOC: HSBC Bank USA N.A. 0.160% 07/01/31 (03/01/12) (a)(b)	7,260,000	7,260,000
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2007 A, LOC: HSBC Bank PLC 0.160% 12/01/32 (03/01/12) (a)(b)	2,780,000	2,780,000
NY Schenectady School District
New York State Aid Intercept Program,
Series 2011, 1.750% 07/06/12	11,896,200	11,939,207

See Accompanying Notes to Financial Statements.

5

BofA New York Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Suffolk County
Series 2004 A,
Insured: NPFGC 5.000% 05/01/12	1,000,000	1,007,684
Series 2004 B,
Insured: AGMC 5.250% 05/01/12	1,650,000	1,663,345
Series 2011,
1.000% 10/26/12	5,126,000	5,142,312
NY Syracuse Industrial Development Agency
Crouse Health Hospital,
Series 2007 B, LOC: HSBC Bank USA N.A. 0.160% 01/01/23 (03/07/12) (a)(b)	2,090,000	2,090,000
NY Thruway Authority
Series 2011 A,
2.000% 07/12/12	9,200,000	9,254,950
NY Triborough Bridge & Tunnel Authority
Series 2007,
SPA: JPMorgan Chase Bank 0.110% 01/01/19 (03/07/12) (a)(b)	9,800,000	9,800,000
NY Westchester County Industrial Development Agency
Westchester Jewish Community,
Series 1998, LOC: JPMorgan Chase Bank 0.160% 10/01/28 (03/01/12) (a)(b)	720,000	720,000
New York Total		373,993,146
Puerto Rico – 5.1%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.180% 01/01/28 (03/01/12) (a)(b)	6,985,000	6,985,000
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2008 DBE-627A,
LIQ FAC: Deutsche Bank AG 0.220% 08/01/54 (03/01/12) (a)(b)	7,505,000	7,505,000

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998 A,
LOC: Bank of Nova Scotia 0.100% 07/01/28 (03/07/12) (a)(b)	1,285,000	1,285,000
PR Commonwealth of Puerto Rico
Series 2003 C-5-2,
LOC: Barclays Bank PLC 0.140% 07/01/20 (03/01/12) (a)(b)	6,255,000	6,255,000
Puerto Rico Total		22,030,000
Total Municipal Bonds (cost of $407,038,146)		407,038,146
Closed-End Investment Companies – 9.6%
New York – 9.6%
NY Nuveen Performance Plus Fund, Inc.
Series 2010, AMT,
LIQ FAC: Deutsche Bank A.G. 0.300% 03/01/40 (03/01/12) (a)(b)(c)	14,500,000	14,500,000
NY Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIC FAQ: Citibank N.A. 0.280% 12/01/40 (03/01/12) (a)(b)(c)	10,000,000	10,000,000
NY Nuveen Select Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.280% 08/01/40 (03/01/12) (a)(b)(c)	16,800,000	16,800,000
New York Total		41,300,000
Total Closed-End Investment Companies (cost of $41,300,000)		41,300,000
Total Investments – 104.5% (cost of $448,338,146) (e)		448,338,146
Other Assets & Liabilities, Net – (4.5)%		(19,169,158)
Net Assets – 100.0%		429,168,988

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a

See Accompanying Notes to Financial Statements.

6

BofA New York Tax-Exempt Reserves

February 29, 2012 (Unaudited)

demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2012.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities, which are not illiquid, amounted to $48,175,000 or 11.2% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2012.

(e)  Cost for federal income tax purposes is $448,338,146.

The following table summarizes the inputs used, as of February 29, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$407,038,146	$—	$407,038,146
Total Closed-End Investment Companies	—	41,300,000	—	41,300,000
Total Investments	$—	$448,338,146	$—	$448,338,146

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 29, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 29, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	94.9
Closed-End Investment Companies	9.6
104.5
Other Assets & Liabilities, Net	(4.5)
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

NPFGC	National Public Finance Guarantee Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – BofA New York Tax-Exempt Reserves
February 29, 2012 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	448,338,146
	Cash	3,035
	Receivable for:
	Interest	777,862
	Expense reimbursement due from investment advisor	23,811
	Trustees' deferred compensation plan	436
	Prepaid expenses	15,901
	Total Assets	449,159,191
Liabilities	Payable for:
	Investments purchased	19,734,442
	Distributions	4,954
	Investment advisory fee	51,682
	Administration fee	5,447
	Pricing and bookkeeping fees	18,204
	Transfer agent fee	7,365
	Trustees' fees	34,119
	Audit fee	29,533
	Legal fee	51,224
	Custody fee	1,586
	Reports to shareholders	32,042
	Shareholder administration fees	13,108
	Chief compliance officer expenses	1,366
	Trustees' deferred compensation plan	436
	Other liabilities	4,695
	Total Liabilities	19,990,203
	Net Assets	429,168,988
Net Assets Consist of	Paid-in capital	429,069,627
	Undistributed net investment income	92,832
	Accumulated net realized gain	6,529
	Net Assets	429,168,988

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities (continued) – BofA New York Tax-Exempt Reserves
February 29, 2012 (Unaudited)

Capital Class Shares	Net assets	$106,246,199
	Shares outstanding	106,210,947
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$466,937
	Shares outstanding	466,783
	Net asset value per share	$1.00
Investor Class Shares (1)	Net assets	$481,119
	Shares outstanding	480,960
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$321,974,733
	Shares outstanding	321,867,502
	Net asset value per share	$1.00

(1)  On October 1, 2011, the Investor Class shares of the Fund commenced operations and the Class A shares of the Fund converted into the Investor Class shares of the Fund.

See Accompanying Notes to Financial Statements.

9

Statement of Operations – BofA New York Tax-Exempt Reserves
For the Six Months Ended February 29, 2012 (Unaudited)

		($)
Investment Income	Interest	533,364
Expenses	Investment advisory fee	308,703
	Administration fee	155,932
	Distribution fee:
	Class A Shares	30
	Investor Class Shares	183
	Service fee:
	Class A Shares	74
	Investor Class Shares	458
	Retail A Shares	3
	Shareholder administration fee:
	Class A Shares	30
	Institutional Class Shares	125
	Trust Class Shares	153,609
	Transfer agent fee	13,852
	Pricing and bookkeeping fees	63,869
	Trustees' fees	25,874
	Custody fee	5,111
	Legal fees	70,071
	Chief compliance officer expenses	4,193
	Other expenses	49,824
	Total Expenses	851,941
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(285,606)
	Fees waived by distributor:
	Class A Shares	(104)
	Institutional Class Shares	(14)
	Investor Class Shares	(551)
	Trust Class Shares	(64,184)
	Expense reductions	(12)
	Net Expenses	501,470
	Net Investment Income	31,894
	Net realized gain on investments	6,530
	Net Increase Resulting from Operations	38,424

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

		(Unaudited)
		Six Months Ended	Year Ended
Increase (Decrease) in Net Assets		February 29, 2012 ($)	August 31, 2011 ($)
Operations	Net investment income	31,894	326,638
	Net realized gain on investments	6,530	62,767
	Net increase resulting from operations	38,424	389,405
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(57,804)	(142,516)
	G-Trust Shares	(1,254)	(16,326)
	Institutional Class Shares	(223)	(8,575)
	Investor Class Shares	(195)	—
	Retail A Shares	—	(23)
	Trust Class Shares	(85,950)	(158,996)
	From net realized gains:
	Capital Class Shares	(15,684)	—
	Institutional Class Shares	(73)	—
	Investor Class Shares	(108)	—
	Trust Class Shares	(46,903)	—
	Total distributions to shareholders	(208,194)	(326,436)
	Net Capital Stock Transactions	33,428,264	(246,813,088)
	Total increase (decrease) in net assets	33,258,494	(246,750,119)
Net Assets	Beginning of period	395,910,494	642,660,613
	End of period	429,168,988	395,910,494
	Undistributed net investment income at end of period	92,832	206,364

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – BofA New York Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares (1)
Subscriptions	—	—	334,508	334,508
Redemptions	—	—	(663,770)	(663,770)
Net decrease	—	—	(329,262)	(329,262)
Capital Class Shares
Subscriptions	66,178,149	66,178,149	217,591,038	217,591,038
Conversion (See Note 1)	15,127,028	15,127,028	—	—
Distributions reinvested	17	17	4,329	4,329
Redemptions	(60,848,226)	(60,848,226)	(254,935,201)	(254,935,201)
Net increase (decrease)	20,456,968	20,456,968	(37,339,834)	(37,339,834)
Class A Shares
Subscriptions	—	—	3,460,412	3,460,412
Conversion (See Note 1)	(356,443)	(356,443)	—	—
Redemptions	(7,900)	(7,900)	(24,139,856)	(24,139,856)
Net decrease	(364,343)	(364,343)	(20,679,444)	(20,679,444)
Daily Class Shares (2)
Redemptions	—	—	(10,493)	(10,493)
Net decrease	—	—	(10,493)	(10,493)
G-Trust Shares
Subscriptions	1,597,101	1,597,101	22,403,429	22,403,429
Conversion (See Note 1)	(15,095,973)	(15,095,973)	—	—
Redemptions	(1,134,493)	(1,134,494)	(19,281,879)	(19,281,879)
Net increase (decrease)	(14,633,365)	(14,633,366)	3,121,550	3,121,550
Institutional Class Shares
Subscriptions	3,059,647	3,059,647	50,999,904	50,999,904
Distributions reinvested	277	277	7,299	7,299
Redemptions	(3,473,125)	(3,473,125)	(145,184,422)	(145,184,422)
Net decrease	(413,201)	(413,201)	(94,177,219)	(94,177,219)
Investor Class Shares
Subscriptions	841,419	841,419	—	—
Conversion (See Note 1)	356,443	356,443	—	—
Distributions reinvested	150	150	—	—
Redemptions	(717,052)	(717,052)	—	—
Net increase	480,960	480,960	—	—
Retail A Shares
Distributions reinvested	—	—	23	23
Conversion (See Note 1)	(31,055)	(31,055)	—	—
Redemptions	—	—	(13,231)	(13,231)
Net decrease	(31,055)	(31,055)	(13,208)	(13,208)
Trust Class Shares
Subscriptions	175,474,873	175,474,873	613,003,970	613,003,970
Distributions reinvested	5,611	5,611	6,914	6,914
Redemptions	(147,548,183)	(147,548,183)	(710,396,062)	(710,396,062)
Net increase (decrease)	27,932,301	27,932,301	(97,385,178)	(97,385,178)

(1)  On August 18, 2011, Adviser Class shares were liquidated.

(2)  On August 18, 2011, Daily Class shares were liquidated.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Capital Class Shares	2012 (a)		2011 (b)	2010 (c)(d)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001	0.0012	0.0104	0.0245		0.0346
Net realized gain on investments	—	(e)	—	—	—	—		—
Total from investment operations	—	(e)	0.001	0.0012	0.0104	0.0245		0.0346
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.0012)	(0.0104)	(0.0245)		(0.0346)
From capital gains	—	(e)	—	—	—	—		—
Total from distributions to shareholders	—	(e)	(0.001)	(0.0012)	(0.0104)	(0.0245)		(0.0346)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.07	%(h)	0.14%	0.12%	1.04%	2.48	%(i)	3.51%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20	%(k)	0.20%	0.20%	0.24%	0.20%		0.20%
Waiver/Reimbursement	0.14	%(k)	0.15%	0.09%	0.07%	0.08%		0.11%
Net investment income (j)	0.06	%(k)	0.14%	0.11%	1.15%	2.18	%(i)	3.46%
Net assets, end of period (000s)	$106,246		$85,820	$123,141	$133,680	$372,166		$62,595

(a)  On October 1, 2011, G-Trust shares and Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Institutional Class Shares	2012		2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.0008	0.0100	0.0241	0.0342
Net realized gain on investments	—	(d)	—	—	—	—	—
Total from investment operations	—	(d)	0.001	0.0008	0.0100	0.0241	0.0342
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.0008)	(0.0100)	(0.0241)	(0.0342)
From capital gains	—	(d)	—	—	—	—	—
Total from distributions to shareholders	—	(d)	(0.001)	(0.0008)	(0.0100)	(0.0241)	(0.0342)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.06	%(g)	0.10%	0.08%	1.01%	2.44%	3.47%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.24	%(i)	0.24%	0.24%	0.28%	0.24%	0.24%
Waiver/Reimbursement	0.14	%(i)	0.15%	0.09%	0.07%	0.08%	0.11%
Net investment income (h)	0.03	%(i)	0.09%	0.07%	1.03%	2.44%	3.42%
Net assets, end of period (000s)	$467		$881	$95,095	$119,388	$181,320	$223,065

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Period Ended February 29,		Year Ended August 31,
Investor Class Shares	2012 (a)		2011 (b)	2010 (c)(d)	2009	2008		2007 (e)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	0.0065	0.0200		0.0301
Net realized gain on investments	—	(f)	—	—	—	—		—
Total from investment operations	—	(f)	—	—	0.0065	0.0200		0.0301
Less Distributions to Shareholders:
From net investment income	—	(f)	—	—	(0.0065)	(0.0200)		(0.0301)
From capital gains	—	(f)	—	—	—	—		—
Total from distributions to shareholders	—	(f)	—	—	(0.0065)	(0.0200)		(0.0301)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.04	%(i)	0.00%	0.00%	0.65%	2.02	%(j)	3.05%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.26	%(l)	0.31%	0.32%	0.65%	0.65%		0.65%
Waiver/Reimbursement	0.44	%(l)	0.49%	0.42%	0.11%	0.08%		0.11%
Net investment income (k)	—		—	—	0.72%	1.82	%(j)	3.01%
Net assets, end of period (000s)	$481		$365	$21,052	$34,694	$102,951		$43,867

(a)  On October 1, 2011, the Investor Class shares of the Fund commenced operations and the Class A shares of the Fund converted into the Investor Class shares of the Fund. The financial information of the Fund's Investor Class shares prior to this conversion is that of the Class A shares.

(b)  For fiscal periods prior to 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(e)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(f)  Rounds to less than $0.001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Trust Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.0003	0.0094	0.0235		0.0336
Net realized gain on investments	—	(d)	—		—	—	—		—
Total from investment operations	—	(d)	—	(d)	0.0003	0.0094	0.0235		0.0336
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.0003)	(0.0094)	(0.0235)		(0.0336)
From capital gains	—	(d)	—		—	—	—		—
Total from distributions to shareholders	—	(d)	—	(d)	(0.0003)	(0.0094)	(0.0235)		(0.0336)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.04	%(g)	0.05%		0.03%	0.95%	2.38	%(h)	3.41%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.26	%(j)	0.29%		0.29%	0.34%	0.30%		0.30%
Waiver/Reimbursement	0.18	%(j)	0.16%		0.10%	0.07%	0.08%		0.11%
Net investment income (i)	—	%(j)(k)	0.05%		0.03%	0.93%	1.72	%(h)	3.36%
Net assets, end of period (000s)	$321,975		$294,169		$391,472	$645,197	$730,700		$40,066

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – BofA New York Tax-Exempt Reserves
February 29, 2012 (Unaudited)

Note 1. Organization

BofA New York Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Capital Class, Institutional Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On August 18, 2011 Adviser Class and Daily Class shares were liquidated. The following changes to the Fund's share classes occurred on October 1, 2011: Investor Class shares commenced operations; Class A shares were converted into Investor Class shares; and G-Trust shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

17

BofA New York Tax-Exempt Reserves, February 29, 2012 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2011 was as follows:

Distributions paid from:
Tax-Exempt Income	$309,109
Ordinary Income*	17,327

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry-forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry-forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carryforwards generated in taxable years prior to effective

18

BofA New York Tax-Exempt Reserves, February 29, 2012 (Unaudited)

date of the Act. Therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the six months ended February 29, 2012, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent

19

BofA New York Tax-Exempt Reserves, February 29, 2012 (Unaudited)

provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 29, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Class A and Investor Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Class A, Investor Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Class A Shares*	0.10%	0.10%
Investor Class Shares	0.10%	0.10%
Servicing Plans:
Class A Shares*	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Retail A Shares	0.10%	0.10%

*  On October 1, 2011, Class A shares were converted into Investor Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A Shares*	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

*  On October 1, 2011, Class A shares were converted into Investor Class shares.

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

20

BofA New York Tax-Exempt Reserves, February 29, 2012 (Unaudited)

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At February 29, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the period ended
2015	2014	2013	2012	recovery	02/29/2012
$285,606	$671,629	$695,321	$826,799	$2,479,355	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balance owed to be paid out of Fund assets on or about March 1, 2012.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 29, 2012, these custody credits reduced total expenses by $12 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 29, 2012, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of February 29, 2012, the Fund had one shareholder account that held 98.6% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

21

BofA New York Tax-Exempt Reserves, February 29, 2012 (Unaudited)

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of New York, and its political subdivisions, agencies and public authorities, and other qualified issuers that may be located outside of New York. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

22

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 29-30, 2011, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2011 for review and discussion of the materials described below. The Board also receives performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee also met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

23

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper"), an independent provider of investment company data, to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds as determined by Lipper (the "Universe"). In addition, for the state-specific Funds, the Board also reviewed comparisons of their fees to the expense information for a Peer Group of funds that concentrate their investments in the same state. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group(s) and Universe. For certain Funds, Lipper determined that the composition of the Peer Group for expenses would differ from the composition for performance. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as, for the state-specific Funds, the performance information for a Peer Group of funds that concentrate their investments in the same state. The Board also considered information provided by BoAA comparing the Funds' performance to that of subsets of the iMoneyNet category peers, which include funds that are viewed by BoAA as direct competitive peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds generally underperformed their peers in the more recent periods, but considered such underperformance in the context of BoAA's overall investment approach which emphasizes liquidity and capital preservation.

The Board considered the investment performance of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA New York Tax-Exempt Reserves, the Board received information showing that the net return investment performance of certain classes of BofA New York Tax-Exempt Reserves was below the median range of such Fund's Peer Group over certain recent periods. The Board generally noted other applicable factors, such as stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Peer Group, the Fund's Actual Management Rate, Contractual Management Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the Peer Group comparisons, comparisons to subsets of funds and BoAA's emphasis on liquidity and capital preservation in approving the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as

24

well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviews reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

25

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA New York Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 29 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA New York Tax-Exempt Reserves

Semiannual Report, February 29, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/222808-0212 (04/12)

BofATM Funds

Semiannual Report

February 29, 2012

BofA Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	25

Statement of Operations	27

Statement of Changes in Net Assets	28

Financial Highlights	30

Notes to Financial Statements	38

Board Consideration and Re-Approval of Investment Advisory Agreement	44

Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.20	1,023.96	1.04	1.06	0.21
Capital Class Shares	1,000.00	1,000.00	1,000.30	1,024.06	0.94	0.96	0.19
Daily Class Shares	1,000.00	1,000.00	1,000.20	1,024.01	0.99	1.01	0.20
Institutional Capital Shares (1)	1,000.00	1,000.00	1,000.30	1,024.06	0.94	0.96	0.19
Institutional Class Shares	1,000.00	1,000.00	1,000.20	1,024.01	0.99	1.01	0.20
Investor Class Shares	1,000.00	1,000.00	1,000.20	1,024.06	0.94	0.96	0.19
Liquidity Class Shares	1,000.00	1,000.00	1,000.20	1,024.01	0.99	1.01	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,024.01	0.99	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(1) After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

Investment Portfolio – BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds – 101.0%
	Par ($)	Value ($)
Alabama – 0.5%
AL Pell City Special Care Facilities
Noland Health Services, Inc., Series 2009 A, LOC: U.S. Bank N.A. 0.170% 12/01/39 (03/01/12) (a)(b)	12,350,000	12,350,000
AL Special Care Facilities Financing Authority
Altapointe Health Systems, Mental Health Center, Inc., Series 2001, LOC: Wells Fargo Bank N.A. 0.300% 07/01/21 (03/02/12) (a)(b)	2,150,000	2,150,000
AL Washington County Industrial Development Authority
Bay Gas Storage Co., Ltd., Series 2007, LOC: UBS AG 0.140% 08/01/37 (03/07/12) (a)(b)	9,165,000	9,165,000
Alabama Total		23,665,000
Arizona – 0.5%
AZ Health Facilities Authority
Phoenix Children's Hospital, Series 2007-008, GTY AGMT: BNP Paribas 0.460% 02/01/42 (03/01/12) (a)(b)	12,385,000	12,385,000
AZ Phoenix Industrial Development Authority
Pilgrim Rest Foundation, Inc., Series 2005 A, LOC: JPMorgan Chase Bank 0.210% 10/01/30 (03/01/12) (a)(b)	6,725,000	6,725,000
AZ Tempe Industrial Development Authority
Centers for Habilitation, Series 2001, LOC: Wells Fargo Bank N.A. 0.300% 12/01/21 (03/01/12) (a)(b)	1,700,000	1,700,000
AZ Yavapai County Industrial Development Authority
Skanon Investment, Inc., Series 2010 A, LOC: Citibank N.A. 0.320% 09/01/35 (03/01/12) (a)(b)	1,750,000	1,750,000

	Par ($)	Value ($)
AZ Yavapai County
Highway Construction Advancement Revenue, Series 2007, LOC: Landesbank Hessen-Thüringen 0.440% 07/01/18 (03/01/12) (a)(b)	1,835,000	1,835,000
Arizona Total		24,395,000
Arkansas – 0.3%
AR Fort Smith
Mitsubishi Power System of America, Series 2010, LOC: Bank Tokyo-Mitsubishi UFJ 0.170% 10/01/40 (03/01/12) (a)(b)	8,000,000	8,000,000
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc., LiitleRock Newspapers, Inc., Series 1985, LOC: Bank of New York 0.110% 12/01/25 (03/01/12) (a)(b)	6,300,000	6,300,000
Arkansas Total		14,300,000
California – 12.3%
CA Deutsche Bank Spears/Lifers Trust
Los Angeles County Housing Authority, Series 2011-1008, GTY AGMT: Deutsche Bank AG 0.280% 10/01/31 (03/01/12) (a)(b)(c)	17,595,000	17,595,000
CA East Bay Municipal Utility District
Series 2009 A1, 0.160% 06/01/26 (03/01/12) (a)(e)	38,000,000	38,000,000
Series 2009 A2, 0.150% 06/01/26 (03/01/12) (a)(d)(e)	40,000,000	40,000,000
Series 2011, LIQ FAC: Citibank N.A. 0.160% 12/01/15 (03/01/12) (a)(b)(c)	3,000,000	3,000,000
CA Foothill-De Anza Community College District
Series 2007-1884, GTY AGMT: Wells Fargo Bank N.A. 0.160% 08/01/31 (03/01/12) (a)(b)	5,350,000	5,350,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Health Facilities Financing Authority
Scripps Health, Series 2012 C, 0.080% 10/01/42 (03/07/12) (a)(e)	7,800,000	7,800,000
CA Irvine Ranch Water District
Series 2011 A-1, 0.150% 10/01/37 (03/01/12) (a)(e)	18,075,000	18,075,000
Series 2011 A-2, 0.150% 10/01/37 (03/01/12) (a)(e)	26,085,000	26,085,000
CA Los Angeles County
Tax & Revenue Anticipation Notes: Series 2011 B, 2.500% 03/30/12	27,000,000	27,046,148
Series 2011 C, 2.500% 06/29/12	19,000,000	19,130,286
CA Los Angeles Unified School District
Tax & Revenue Anticipation Notes, Series 2011 A, 2.000% 08/01/12	30,150,000	30,368,521
CA Metropolitan Water District of Southern California
Series 2011 A-1, 0.180% 07/01/36 (03/01/12) (a)(e)	13,000,000	13,000,000
Series 2011 A-3, 0.180% 07/01/36 (03/01/12) (a)(e)	14,000,000	14,000,000
CA Newport Beach
Hoag Memorial Hospital Presbyterian, Series 2008 E, LOC: Northern Trust Co. 0.110% 12/01/40 (03/07/12) (a)(b)	12,500,000	12,500,000
CA Pittsburg Redevelopment Agency
Los Medanos Community, Series 2004 A, LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.140% 09/01/35 (03/01/12) (a)(b)	1,955,000	1,955,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente, Series 2011 E-21, LOC: Royal Bank of Canada 0.200% 10/01/13 (03/01/12) (a)(b)(c)	35,000,000	35,000,000

	Par ($)	Value ($)
Los Angeles County, Series 2011 E-24, LOC: Royal Bank of Canada 0.200% 07/01/31 (03/01/12) (a)(b)(c)	20,000,000	20,000,000
CA San Jose Redevelopment Agency Multi-Family Housing
Series 2010, GTY AGMT: Citibank N.A. 0.260% 09/01/12 (03/01/12) (a)(b)(c)	17,220,000	17,220,000
CA San Marin Area Transportation District
Sales & Use Tax, Series 2011 A, 1.000% 03/01/29 (01/03/13) (a)(e)	8,500,000	8,505,911
CA Statewide Communities Development Authority
Gas Supply Revenue, Series 2010, SPA: Royal Bank of Canada 0.150% 11/01/40 (03/01/12) (a)(b)	22,010,000	22,010,000
0.300% 03/19/12	30,600,000	30,600,000
Kaiser Permanente: Series 2008-B, 0.250% 10/10/12	30,000,000	30,000,000
Series 2009 B-1, 0.320% 03/09/12	18,000,000	18,000,000
Series 2009 B-3, 0.240% 08/10/12	9,500,000	9,500,000
Series 2009 B-4, 0.300% 05/01/12	20,000,000	20,000,000
Series 2009 B-5, 0.240% 08/16/12	25,000,000	25,000,000
CA State
Series 2011 A2, 2.000% 06/26/12	98,900,000	99,406,215
CA Sunnyvale
Government Center Site, Certificates of Participation, Series 2009 A, LOC: Union Bank N.A. 0.160% 04/01/31 (03/01/12) (a)(b)	8,905,000	8,905,000
California Total		618,052,081

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Colorado – 3.3%
CO Colorado Springs Utilities System Revenue
Series 2007 B, SPA: Barclays Bank PLC 0.150% 11/01/26 (03/01/12) (a)(b)	25,000,000	25,000,000
CO Denver Urban Renewal Authority
Series 2008 A-1, LOC: U.S. Bank N.A. 0.170% 12/01/25 (03/01/12) (a)(b)	14,020,000	14,020,000
Series 2008 A-2, LOC: U.S. Bank N.A. 0.170% 12/01/25 (03/01/12) (a)(b)	18,615,000	18,615,000
CO Educational & Cultural Facilities Authority
Daughters of Israel, Inc., National Jewish Federation, Series 2006 B-4, LOC: TD Bank N.A. 0.120% 12/01/35 (03/01/12) (a)(b)	6,185,000	6,185,000
Jewish Day School Seattle, National Jewish Federation, Series 2007 C6, LOC: U.S. Bank N.A. 0.120% 06/30/36 (03/01/12) (a)(b)	4,055,000	4,055,000
JFMC Facilities Corp., National Jewish Federation, Series 2008 F1, LOC: Northern Trust Co. 0.120% 09/01/32 (03/01/12) (a)(b)	7,115,000	7,115,000
Milwaukee Jewish Federation, Inc., National Jewish Federation, Series 2005 C-1, LOC: U.S. Bank N.A. 0.120% 09/01/35 (03/01/12) (a)(b)	9,600,000	9,600,000
Naropa University, Series 1999, LOC: Wells Fargo Bank N.A. 0.250% 11/01/24 (03/01/12) (a)(b)	2,955,000	2,955,000
National Jewish Federation, Series 2007 C-4, LOC: U.S. Bank N.A. 0.120% 06/01/37 (03/01/12) (a)(b)	5,400,000	5,400,000

	Par ($)	Value ($)
CO Health Facilities Authority
Catholic Health Initiatives, Series 2009 B, 5.000% 07/01/39 (11/08/12) (a)(e)	5,900,000	6,091,676
Crossroads at Delta, Series 2004 A, LOC: U.S. Bank N.A. 0.160% 11/01/28 (03/01/12) (a)(b)	3,800,000	3,800,000
CO Jefferson County
Rocky Mountain Butterfly Consortium, Series 1998, LOC: Wells Fargo Bank N.A. 0.250% 06/01/28 (03/01/12) (a)(b)	1,455,000	1,455,000
CO JPMorgan Chase Putters/Drivers Trust
Series 2012-4024, LIQ FAC: JPMorgan Chase Bank 0.130% 06/27/12 (03/01/12) (a)(b)(c)	55,750,000	55,750,000
CO Westminster Economic Development Authority
Mandalay Gardens, Series 2009, LOC: U.S. Bank N.A. 0.210% 12/01/28 (03/01/12) (a)(b)	3,470,000	3,470,000
Colorado Total		163,511,676
Connecticut – 1.5%
CT Bethel
Series 2011, 1.000% 04/25/12	5,100,000	5,105,507
CT Danbury
Series 2011, 1.000% 07/27/12	2,000,000	2,006,050
CT Derby
Series 2011, 1.000% 04/02/12	7,750,000	7,753,924
CT Health & Educational Facilities Authority
Yale University Eagle, Series 2005 A, LIQ FAC: Citibank N.A. 0.160% 07/01/35 (03/01/12) (a)(b)	7,625,000	7,625,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CT Housing Finance Authority
Series 2011 E-3, Insured: Government of Authority, SPA: Bank Tokyo-Mitsubishi UFJ 0.130% 11/15/41 (03/01/12) (a)(b)	17,000,000	17,000,000
CT New Milford
State Aid Withholding, Series 2011, 1.000% 04/25/12	14,340,000	14,356,522
CT Oxford
Series 2011, 1.500% 07/26/12	1,000,000	1,005,006
CT Regional School District No. 10
Series 2011, 1.000% 04/13/12	2,500,000	2,502,137
CT Trumbull
State Aid Withholding, Series 2011, 1.000% 09/07/12	16,000,000	16,059,634
Connecticut Total		73,413,780
Delaware – 1.5%
DE BB&T Municipal Trust
Series 2008-1007, LOC: Branch Banking & Trust 0.250% 04/10/22 (03/01/12) (a)(b)	31,500,000	31,500,000
Series 2008-1033, LOC: Branch Banking & Trust 0.250% 06/01/24 (03/01/12) (a)(b)	8,130,000	8,130,000
DE New Castle County
CHF-Delaware LLC, University Courtyard Apartments, Series 2005, LOC: PNC Bank N.A. 0.160% 08/01/31 (03/01/12) (a)(b)	17,520,000	17,520,000
DE Puttable Floating Option Tax-Exempt Receipts
New Castle County Multi-Family Housing, Pike Creek Apartments, Series 2007, LIQ FAC: FHLMC 0.290% 12/01/30 (03/01/12) (a)(b)	11,220,000	11,220,000

	Par ($)	Value ($)
DE University of Delaware
Series 2005, SPA: TD Bank N.A. 0.150% 11/01/35 (03/01/12) (a)(b)	7,900,000	7,900,000
Delaware Total		76,270,000
District of Columbia – 2.0%
DC District of Columbia
Series 2011, 2.000% 09/28/12	79,400,000	80,184,585
Thurgood Marshall Center Trust, Series 2002, LOC: Branch Banking & Trust 0.190% 11/01/27 (03/01/12) (a)(b)	2,595,000	2,595,000
DC District of Columbia JPMorgan Chase Putters/ Drivers Trust
Series 2012-4026, LIQ FAC: JPMorgan Chase Bank 0.130% 09/28/12 (03/01/12) (a)(b)(c)	19,995,000	19,995,000
District of Columbia Total		102,774,585
Florida – 4.6%
FL BB&T Municipal Trust
Series 2008-1012, LOC: Branch Banking & Trust 0.250% 11/01/24 (03/01/12) (a)(b)	9,975,000	9,975,000
Series 2008-1017, LOC: Branch Banking & Trust 0.250% 03/01/23 (03/01/12) (a)(b)	11,500,000	11,500,000
Series 2008-1020, LOC: Branch Banking & Trust 0.250% 04/01/24 (03/01/12) (a)(b)	10,750,000	10,750,000
Series 2008-1030, LOC: Branch Banking & Trust 0.250% 07/18/24 (03/01/12) (a)(b)	16,495,000	16,495,000
FL Deutsche Bank Spears/Lifers Trust
Palm Coast Florida Utility System Revenue, Series 2008-579, GTY AGMT: Deutsche Bank AG 0.220% 10/01/24 (03/01/12) (a)(b)	1,045,000	1,045,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
University of North Florida, Series 2007-271, GTY AGMT: Deutsche Bank AG 0.200% 11/01/27 (03/01/12) (a)(b)	11,405,000	11,405,000
FL Eclipse Funding Trust
Fort Pierce Redevelopment Agency, Series 2006, LOC: U.S. Bank N.A. 0.180% 05/01/31 (03/01/12) (a)(b)	3,880,000	3,880,000
Miami-Dade County School Board, Series 2007, LOC: U.S. Bank N.A. 0.150% 05/01/32 (03/01/12) (a)(b)	4,535,000	4,535,000
FL Housing Finance Corp.
Ashley Lake Park Apartments, Series 2006, LIQ FAC: FHLMC 0.290% 10/01/32 (03/01/12) (a)(b)	16,325,000	16,325,000
FL Jacksonville Economic Development Commission
North Florida Shipyards, Inc., Series 2010, LOC: Branch Banking & Trust 0.160% 09/01/20 (03/01/12) (a)(b)	3,570,000	3,570,000
FL Kissimmee Utility Authority
0.130% 03/01/12	23,200,000	23,200,000
FL Miami-Dade County Educational Facilities Authority
Floaters, Series 2008-2710, GTY AGMT: Wells Fargo Bank N.A. 0.210% 04/01/38 (03/01/12) (a)(b)	14,820,000	14,820,000
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Jewish Community, Series 2002, LOC: Northern Trust Co. 0.140% 04/01/32 (03/07/12) (a)(b)	5,695,000	5,695,000
FL Orlando-Orange County Expressway Authority
Series 2003 C-4, Insured: AGMC, LOC: TD Bank N.A. 0.130% 07/01/25 (03/01/12) (a)(b)	10,000,000	10,000,000

	Par ($)	Value ($)
FL Palm Beach County
Zoological Society of Palm Beach, Series 2001, LOC: Northern Trust Co. 0.160% 05/01/31 (03/01/12) (a)(b)	6,600,000	6,600,000
FL Pinellas County Health Facilities Authority
Baycare Health Systems, Series 2009 A-2, LOC: Northern Trust Co. 0.150% 11/01/38 (03/01/12) (a)(b)	9,025,000	9,025,000
FL Puttable Floating Option Tax-Exempt Receipts
Palm Beach County Housing, Lacosta Apartment Project, Series 2007, LIQ FAC: FHLMC 0.360% 11/01/25 (03/01/12) (a)(b)	17,995,000	17,995,000
FL Sarasota County
Sarasota Military Academy, Series 2008, LOC: Wells Fargo Bank N.A. 0.250% 02/01/34 (03/01/12) (a)(b)	2,745,000	2,745,000
FL Sunshine Governmental Financing Commission
City of Orlando Program: Series H, 0.130% 04/02/12	25,000,000	25,000,000
0.180% 03/09/12	25,000,000	25,000,000
Florida Total		229,560,000
Georgia – 3.9%
GA BB&T Municipal Trust
Main Street Natural Gas, Inc. Project, Series 2007-2024, LOC: Branch Banking & Trust 0.180% 03/15/19 (03/01/12) (a)(b)	10,300,000	10,300,000
Series 2008-1014, LOC: Branch Banking & Trust 0.250% 09/01/23 (03/01/12) (a)(b)	17,035,000	17,035,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Clipper Tax-Exempt Certificate Trust
Georgia State, Series 2007, Pre-refunded in U.S. Treasuries, LIQ FAC: State Street Bank & Trust Co. 0.160% 03/01/18 (03/01/12) (a)(b)	9,995,000	9,995,000
GA Fulton County Development Authority
The Weber School, Series 2006, LOC: Branch Banking & Trust 0.160% 12/01/30 (03/01/12) (a)(b)	3,400,000	3,400,000
GA Main Street Natural Gas, Inc.
Series 2010 A, SPA: Royal Bank of Canada 0.160% 08/01/40 (03/01/12) (a)(b)	84,890,000	84,890,000
GA Municipal Gas Authority
Gas Portfolio III: Series 2011 K, 2.000% 05/23/12	5,350,000	5,366,883
Series 2011 O, 2.000% 11/13/12	10,500,000	10,615,999
GA Private Colleges & Universities Authority
Emory University, Series 2005 B-1, 0.110% 09/01/35 (03/01/12) (a)(e)	49,450,000	49,450,000
GA Thomasville Hospital Authority
John D. Archbold Memorial Hospital, Series 2009 B, LOC: Branch Banking & Trust 0.160% 11/01/23 (03/01/12) (a)(b)	6,790,000	6,790,000
Georgia Total		197,842,882
Illinois – 5.7%
IL Chicago Board of Education
Series 2009 A2, LOC: Northern Trust Co. 0.130% 03/01/26 (03/01/12) (a)(b)	9,135,000	9,135,000

	Par ($)	Value ($)
IL Chicago Heights
Chicago Heights Fitness, Series 2002 A, LOC: JPMorgan Chase Bank 0.260% 03/01/17 (03/01/12) (a)(b)	1,230,000	1,230,000
IL Chicago O'Hare International Airport Revenue
Series 1994 C, LOC: Citibank N.A. 0.180% 01/01/18 (03/07/12) (a)(b)	17,020,000	17,020,000
IL Cook County
Putters, Series 2004-559, LIQ FAC: JPMorgan Chase Bank 0.180% 05/15/12 (03/01/12) (a)(b)	3,200,000	3,200,000
IL DeKalb Tax Increment Revenue
Series 2003, LOC: Northern Trust Co. 0.160% 01/01/13 (03/01/12) (a)(b)	345,000	345,000
IL Deutsche Bank Spears/Lifers Trust
Chicago Illinois - City Colleges, Series 2007-346, GTY AGMT: Deutsche Bank AG 0.220% 01/01/26 (03/01/12) (a)(b)	7,580,000	7,580,000
Chicago Illinois Board of Education: Series 2007-306, GTY AGMT: Deutsche Bank AG 0.240% 12/01/25 (03/01/12) (a)(b)	5,285,000	5,285,000
Series 2007-443, GTY AGMT: Deutsche Bank AG 0.220% 12/01/31 (03/01/12) (a)(b)	7,865,000	7,865,000
Kane Cook & Du Page Counties School District No. 46, Series 2007-425, GTY AGMT: Deutsche Bank AG 0.220% 01/01/23 (03/01/12) (a)(b)	11,525,000	11,525,000
McHenry County Community Unit School District No. 200 Woodstock, Series 2007-420, GTY AGMT: Deutsche Bank AG 0.220% 01/15/26 (03/01/12) (a)(b)	27,065,000	27,065,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Development Finance Authority
American Academy of Dermatology, Series 2001, LOC: JPMorgan Chase Bank 0.210% 04/01/21 (03/01/12) (a)(b)	5,000,000	5,000,000
American College of Surgeons, Series 1996, LOC: Northern Trust Co. 0.160% 08/01/26 (03/02/12) (a)(b)	18,017,000	18,017,000
IL Educational Facilities Authority
Elmhurst College, Series 2003, LOC: Harris N.A. 0.170% 03/01/33 (03/01/12) (a)(b)	7,500,000	7,500,000
Lake Forest Open Lands, Series 1999, LOC: Northern Trust Co. 0.140% 08/01/33 (03/07/12) (a)(b)	6,100,000	6,100,000
IL Finance Authority
Advocate Healthcare Network Oblongs, Series 2008 A-1, 0.220% 11/01/30 (01/24/13) (a)(e)	4,100,000	4,100,000
Chicago Theatre Group, Inc., Series 1999, LOC: JPMorgan Chase Bank, LOC: Northern Trust Co. 0.140% 12/01/33 (03/07/12) (a)(b)	13,700,000	13,700,000
Elmhurst College, Series 2007, LOC: Harris N.A. 0.170% 02/01/42 (03/01/12) (a)(b)	12,500,000	12,500,000
Francis W. Parker School, Series 1999, LOC: Harris Trust & Savings Bank, LOC: Northern Trust Co. 0.150% 04/01/29 (03/07/12) (a)(b)	4,000,000	4,000,000
Gift of Hope Organ Donor Project, Series 2008, LOC: JPMorgan Chase Bank 0.190% 05/01/38 (03/01/12) (a)(b)	7,200,000	7,200,000

	Par ($)	Value ($)
IV Healthcorp, Inc., Series 2009, LOC: Harris N.A. 0.180% 12/01/39 (03/01/12) (a)(b)	22,295,000	22,295,000
Lake Forest Academy, Series 2000, LOC: Northern Trust Co. 0.150% 12/01/24 (03/07/12) (a)(b)	5,000,000	5,000,000
Lake Forest Country Day School, Series 2005, LOC: Northern Trust Co. 0.150% 07/01/35 (03/07/12) (a)(b)	3,250,000	3,250,000
Search Development Center, Series 2007, LOC: JPMorgan Chase Bank 0.200% 12/01/37 (03/01/12) (a)(b)	9,585,000	9,585,000
IL Housing Development Authority Multi-Family
Brookhaven Apartments Associates LP, Series 2008, SPA: FHLMC 0.230% 08/01/38 (03/01/12) (a)(b)	7,145,000	7,145,000
IL Toll Highway Authority
Series 2008 A-1B, SPA: PNC Bank N.A. 0.160% 01/01/31 (03/01/12) (a)(b)	50,000,000	50,000,000
IL Village of Brookfield
Chicago Zoological Society, Series 2008, LOC: Northern Trust Co. 0.160% 06/01/38 (03/01/12) (a)(b)	22,640,000	22,640,000
Illinois Total		288,282,000
Indiana – 4.0%
IN Bond Bank
Interim Advanced Funding Program Notes, Series 2012 A, 1.250% 01/03/13	11,600,000	11,687,393

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Crawfordsville Industrial Development Authority
Acuity Brands, National Services Industries, Inc., Series 1991, LOC: Wells Fargo Bank N.A. 0.250% 06/01/21 (03/01/12) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
Decatur Township Indiana Multi-School Building Corp., Series 2008-683, GTY AGMT: Deutsche Bank AG 0.220% 01/15/20 (03/01/12) (a)(b)	8,230,000	8,230,000
Dyer Indiana Redevelopment Authority, Series 2008-573, GTY AGMT: Deutsche Bank AG 0.220% 07/15/18 (03/01/12) (a)(b)	1,430,000	1,430,000
Westfield Indiana Multi-School Building Corp., Series 2008-595, GTY AGMT: Deutsche Bank AG 0.200% 07/15/27 (03/01/12) (a)(b)	5,185,000	5,185,000
IN Development Finance Authority
Goodwill Industries, Series 2005, LOC: PNC Bank N.A. 0.190% 01/01/27 (03/01/12) (a)(b)	5,425,000	5,425,000
Rehabilitation Center, Inc., Series 2002, LOC: Wells Fargo Bank N.A. 0.300% 07/01/17 (03/01/12) (a)(b)	1,140,000	1,140,000
IN Educational Facilities Authority
Wabash Collage, Series 2003, LOC: JPMorgan Chase Bank 0.200% 12/01/23 (03/01/12) (a)(b)	10,205,000	10,205,000
IN Finance Authority
Goodwill Industries, Series 2006, LOC: JPMorgan Chase Bank 0.210% 12/01/36 (03/01/12) (a)(b)	9,000,000	9,000,000

	Par ($)	Value ($)
Lutheran Child & Family Services, Series 2005, LOC: PNC Bank N.A. 0.190% 11/01/27 (03/01/12) (a)(b)	4,685,000	4,685,000
IN Health Facility Finance Authority
Community Hospital of Indiana, Series 2005 B, LOC: PNC Bank N.A. 0.160% 05/01/35 (03/01/12) (a)(b)	17,000,000	17,000,000
Community Hospital of Lagrange, Series 2007, LOC: PNC Bank N.A. 0.160% 11/01/32 (03/01/12) (a)(b)	22,495,000	22,495,000
Riverview Hospital, Series 2004, LOC: PNC Bank N.A. 0.160% 08/01/32 (03/01/12) (a)(b)	17,400,000	17,400,000
Southern Indiana Rehab Hospital, Series 2001, LOC: JPMorgan Chase Bank 0.260% 04/01/20 (03/01/12) (a)(b)	1,350,000	1,350,000
IN Lawrenceburg
Indiana Michigan Power Co., Series 2008 H, LOC: Bank of Nova Scotia 0.160% 11/01/21 (03/01/12) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
Indiana Finance Authority Highway Revenue, Series 2007, GTY AGMT: Wells Fargo Bank N.A. 0.220% 06/01/29 (03/01/12) (a)(b)	6,405,000	6,405,000
IN RBC Municipal Products, Inc. Trust
Indiana State Housing & Community Development Authority, Series 2010 E-20, LIQ FAC: Royal Bank of Canada 0.170% 07/01/39 (03/01/12) (a)(b)(c)	26,500,000	26,500,000
Series 2011 E-23, LOC: Royal Bank of Canada 0.160% 03/01/36 (03/01/12) (a)(b)(c)	8,925,000	8,925,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Rockport
AEP Generating Co.: Series 1995 A, LOC: Bank of Tokyo-Mitsubishi UFJ 0.120% 07/01/25 (03/07/12) (a)(b)	9,000,000	9,000,000
Series 1995 B, LOC: Bank of Tokyo-Mitsubishi UFJ 0.120% 07/01/25 (03/07/12) (a)(b)	9,000,000	9,000,000
IN St. Joseph County
South Bend Medical Foundation, Inc., Series 2000, LOC: PNC Bank N.A. 0.190% 08/01/20 (03/01/12) (a)(b)	11,335,000	11,335,000
Indiana Total		198,397,393
Iowa – 0.5%
IA Des Moines
Central Iowa Hospital Corp., Iowa Methodist Medical Center, Series 1985, LOC: Wells Fargo Bank N.A. 0.140% 08/01/15 (03/07/12) (a)(b)	23,000,000	23,000,000
IA Woodbury County
June E. Nylan Cancer Center, Siouxland Regional Cancer Center, Series 1998 A, LOC: Wells Fargo Bank N.A. 0.250% 12/01/14 (03/01/12) (a)(b)	1,375,000	1,375,000
Iowa Total		24,375,000
Kansas – 0.3%
KS Development Finance Authority
Adventis Health Sunbelt, Series 2004 C, LOC: Royal Bank of Canada 0.130% 11/15/34 (03/01/12) (a)(b)	10,600,000	10,600,000

	Par ($)	Value ($)
KS JPMorgan Chase Putters/Drivers Trust
Wichita Kansas, Series 2011, LIQ FAC: JPMorgan Chase Bank 0.130% 08/15/12 (03/01/12) (a)(b)	6,865,000	6,865,000
Kansas Total		17,465,000
Kentucky – 0.5%
KY Morehead League of Cities Funding Trust
Series 2004 A, LOC: U.S. Bank N.A. 0.150% 06/01/34 (03/02/12) (a)(b)	3,455,000	3,455,000
KY Pendleton County
Series 1989, LOC: JPMorgan Chase Bank 0.500% 03/15/12	20,000,000	20,000,000
Kentucky Total		23,455,000
Louisiana – 0.2%
LA St. James Parrish
Nustar Logistics LP, Series 2011, LOC: Wells Fargo Bank N.A. 0.140% 08/01/41 (03/07/12) (a)(b)	10,000,000	10,000,000
LA Upper Pontalba Building Restoration Corp.
Upper Pontalba Building Project, Series 1996, LOC: JPMorgan Chase Bank 0.260% 12/01/16 (03/01/12) (a)(b)	2,115,000	2,115,000
Louisiana Total		12,115,000
Maine – 0.1%
ME Eclipse Funding Trust
Maine Health & Higher Educational Facility Authority, Series 2007, LOC: U.S. Bank N.A. 0.150% 07/01/37 (03/01/12) (a)(b)	6,725,000	6,725,000
Maine Total		6,725,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Maryland – 1.0%
MD Baltimore County Economic Development Authority
Blue Circle, Inc., Series 1992, LOC: BNP Paribas 0.900% 12/01/17 (03/07/12) (a)(b)	4,400,000	4,400,000
Torah Institute of Baltimore, Series 2004, LOC: Branch Banking & Trust 0.160% 07/01/24 (03/01/12) (a)(b)	2,940,000	2,940,000
MD Bel Air Economic Development Authority
Harford Day School, Inc., Series 2007, LOC: Branch Banking & Trust 0.160% 10/01/33 (03/01/12) (a)(b)	4,075,000	4,075,000
MD Health & Higher Educational Facilities Authority
Mercy Ridge, Inc., Series 2000, LOC: Manufacturers & Traders 0.160% 04/01/31 (03/01/12) (a)(b)	22,750,000	22,750,000
MD Montgomery County Housing Opportunities Commission
Series 2011 A, Insured: GNMA/FNMA/FHLMC, LOC: TD Bank N.A. 0.130% 01/01/49 (03/01/12) (a)(b)	4,000,000	4,000,000
MD Prince George's County
Series 2007-2128, GTY AGMT: Wells Fargo Bank N.A. 0.160% 07/01/34 (03/01/12) (a)(b)	13,710,000	13,710,000
Maryland Total		51,875,000
Massachusetts – 2.3%
MA Bay Transportation Authority
General Transportation Systems, Series 2000 A1, SPA: Barclays Bank PLC 0.110% 03/01/30 (03/07/12) (a)(b)	87,100,000	87,100,000
MA Beverly
Series 2012, 1.000% 07/11/12	12,700,000	12,737,360

	Par ($)	Value ($)
MA Development Finance Agency
Beth Israel Deaconess Medical Center, Series 2011 A, LOC: Citizens Bank N.A. 0.170% 06/01/41 (03/01/12) (a)(b)	4,000,000	4,000,000
MA Quincy
State Aid Withholding, Series 2011 B, 1.500% 07/27/12	8,100,000	8,136,853
MA Shrewsbury
Series 2011, 1.000% 11/16/12	3,300,000	3,316,123
Massachusetts Total		115,290,336
Michigan – 4.4%
MI Bank of New York Municipal Certificates Trust
Detroit Sewer Disposal, Series 2006, LOC: Bank of New York 0.300% 07/01/26 (04/02/12) (a)(b)	18,408,000	18,408,000
MI Deutsche Bank Spears/Lifers Trust
Grand Rapids & Kent County Joint Building Authority, Devos Place Project, Series 2007-302, GTY AGMT: Deutsche Bank AG LIQ FAC: Deutsche Bank Trust Services 0.220% 12/01/31 (03/01/12) (a)(b)	2,655,000	2,655,000
Royal Oak Hospital Finance Authority, Series 2010-711, GTY AGMT: Deutsche Bank AG LIQ FAC: Deutsche Bank Trust Services 0.220% 11/01/35 (03/01/12) (a)(b)(c)	7,750,000	7,750,000
MI Eastern Michigan University
Series 2009 A, LOC: JPMorgan Chase Bank 0.160% 03/01/49 (03/01/12) (a)(b)	15,675,000	15,675,000
MI Finance Authority
Unemployment Obligation Assessment, Series 2011, LOC: Citibank N.A. 0.160% 07/01/14 (03/07/12) (a)(b)	100,000,000	100,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI Hancock Hospital Finance Authority
Portage Health Systems, Inc., Series 2006, LOC: PNC Bank N.A. 0.160% 08/01/31 (03/01/12) (a)(b)	21,460,000	21,460,000
MI L'Anse Creuse Public Schools
School Building & Site-RMKT, Series 2008, SPA: JPMorgan Chase Bank 0.150% 05/01/35 (03/01/12) (a)(b)	26,575,000	26,575,000
MI Regents of the University of Michigan
0.160% 04/04/12	28,000,000	28,000,000
Michigan Total		220,523,000
Minnesota – 2.3%
MN Austin Independent School District No. 492
Aid Anticipation Certificates, Series 2012 B, Credit Support: Minnesota 1.000% 09/28/12 (d)	7,000,000	7,028,420
MN Blaine Industrial Development
SuperValu, Inc., Series 1993, LOC: U.S. Bank N.A. 0.140% 11/01/13 (03/07/12) (a)(b)	1,100,000	1,100,000
MN Brainerd Independent School District No. 181
Aid Anticipation Certificates, School District Credit Enhancement Program, Series 2012 A, Credit Support: Minnesota 1.000% 09/28/12	7,100,000	7,130,715
MN Dakota County Housing & Redevelopment Authority
Series 2006-321, LIQ FAC: FHLMC 0.290% 06/01/29 (03/01/12) (a)(b)	18,650,000	18,650,000
MN Farmington Independent School District No. 192
Aid Anticipation Certificates, School District Credit Enhancement Program, Series 2012 A, Credit Support: Minnesota 1.000% 08/09/12	4,800,000	4,815,881

	Par ($)	Value ($)
Tax & Aid Anticipation Certificates, Series 2012 A, Credit Support: Minnesota 1.000% 08/09/12	4,850,000	4,866,046
MN Fridley Independent School District No. 14
Aid Anticipation Certificates, Series 2011 A, Credit Support: Minnesota 1.000% 09/13/12	8,000,000	8,028,575
MN Itasca County Independent School District No. 318
Aid Anticipation Certificates, School District Credit Enhancement Program, Series 2011 B, Credit Support: Minnesota 1.000% 09/20/12	7,280,000	7,306,932
MN Mankato
Bethany Lutheran College, Inc., Series 2000 A, LOC: Wells Fargo Bank N.A. 0.250% 11/01/15 (03/01/12) (a)(b)	1,280,000	1,280,000
MN Maple Grove Multi-Family Housing
Series 1991, LOC: Wells Fargo Bank N.A. 0.250% 11/01/31 (03/01/12) (a)(b)	1,000,000	1,000,000
MN Moorhead Independent School District No. 152
Aid Anticipation Certificates, Series 2012 A, Credit Support: Minnesota 1.250% 09/28/12	8,500,000	8,547,570
MN Puttable Floating Option Tax-Exempt Receipts
St. Paul Port Authority Housing & Redevelopment, Burlington Apartments Project, Series 2007-469, LIQ FAC: FHLMC 0.290% 05/01/31 (03/01/12) (a)(b)	13,150,000	13,150,000
MN School District Capital Equipment Borrowing Program
Aid Anticipation Certificates, School District Credit Enhancement Program, Series 2011 B, Credit Support: Minnesota 2.000% 09/09/12	22,000,000	22,198,672

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MN West St. Paul-Mendota Heights-Eagan Independent School District No. 197
Aid Anticipation Certificates, School District Credit Enhancement Program, Series 2011 A, Credit Support: Minnesota 1.000% 09/13/12	8,000,000	8,028,575
Minnesota Total		113,131,386
Mississippi – 1.2%
MS Business Finance Corp.
Chevron U.S.A., Inc.: Series 2010 G, GTY AGMT: Chevron Corp. 0.100% 11/01/35 (03/01/12) (a)(b)	28,535,000	28,535,000
Series 2010 K, GTY AGMT: Chevron Corp. 0.140% 11/01/35 (03/01/12) (a)(b)	33,500,000	33,500,000
Mississippi Total		62,035,000
Missouri – 2.5%
MO Curators of the University of Missouri
0.100% 03/01/12	4,000,000	4,000,000
0.150% 03/13/12	20,000,000	20,000,000
MO Deutsche Bank Spears/Lifers Trust
Kansas City Assistance Corp., Series 2008-536, GTY AGMT: Deutsche Bank AG 0.220% 04/15/19 (03/01/12) (a)(b)	9,520,000	9,520,000
MO Development Finance Board
St. Louis Convention Center, Series 2000 C, LOC: U.S. Bank N.A. 0.150% 12/01/20 (03/01/12) (a)(b)	9,440,000	9,440,000
MO Health & Educational Facilities Authority
Ascension Health, Series 2003 C-1, 0.120% 11/15/39 (03/07/12) (a)(e)	8,075,000	8,075,000
SSM Health Care Corp., Series 2005 C-4, SPA: Citibank N.A. 0.150% 06/01/33 (03/07/12) (a)(b)	16,685,000	16,685,000

	Par ($)	Value ($)
MO Kansas City
H. Roe Battle Convention Center, Series 2008 E, LOC: Sumitomo Mitsui Banking 0.130% 04/15/34 (03/07/12) (a)(b)	6,725,000	6,725,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc., Series 2002, LOC: U.S. Bank N.A. 0.160% 11/01/32 (03/01/12) (a)(b)	2,975,000	2,975,000
MO St. Charles County Public Water District No. 2
Series 2011, LOC: U.S. Bank N.A. 0.140% 12/01/28 (03/01/12) (a)(b)	5,500,000	5,500,000
MO St. Louis Airport
Series 2005, GTY AGMT: Deutsche Bank AG 0.220% 07/01/31 (03/01/12) (a)(b)	43,405,000	43,405,000
Missouri Total		126,325,000
Montana – 0.6%
MT Board of Investments
Series 2004, 0.480% 03/01/29 (03/01/12) (a)(d)(e)	21,540,000	21,540,000
MT Forsyth
PacifiCorp., Series 1988, LOC: BNP Paribas 0.260% 01/01/18 (03/01/12) (a)(b)	9,300,000	9,300,000
Montana Total		30,840,000
Nebraska – 1.8%
NE Central Plains Energy Project
Series 2009 2, SPA: Royal Bank of Canada 0.160% 08/01/39 (03/01/12) (a)(b)	40,845,000	40,845,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NE Lancaster County Hospital Authority No. 1
BryanLGH Medical Center, Series 2008 B-1, LOC: U.S. Bank N.A. 0.150% 06/01/31 (03/01/12) (a)(b)	6,605,000	6,605,000
NE Nuckolls County
Agrex, Inc., Series 1985, LOC: JPMorgan Chase Bank 0.190% 02/01/15 (03/07/12) (a)(b)	5,100,000	5,100,000
NE Omaha Public Power District
Electric Revenue Notes: Series A, 0.160% 06/05/12	9,750,000	9,750,000
0.160% 06/06/12	15,000,000	15,000,000
0.170% 04/04/12	15,000,000	15,000,000
Nebraska Total		92,300,000
Nevada – 1.2%
NV Clark County
Opportunity Village Foundation, Series 2007, LOC: Northern Trust Co. 0.150% 01/01/37 (03/01/12) (a)(b)	9,400,000	9,400,000
NV Deutsche Bank Spears/Lifers Trust
Clark County School District, Series 2008-684, GTY AGMT: Deutsche Bank AG 0.220% 06/15/24 (03/01/12) (a)(b)	9,755,000	9,755,000
NV Reno
ReTrac-Reno Transportation Rail Access Corridor, Series 2008, LOC: Bank of New York 0.100% 06/01/42 (03/01/12) (a)(b)	39,095,000	39,095,000
Nevada Total		58,250,000
New Jersey – 0.7%
NJ Deutsche Bank Spears/Lifers Trust
New Jersey State Transportation Trust Fund Authority: Series 2007-317, Insured: FSA, LIQ FAC: Deutsche Bank AG 0.220% 12/15/33 (03/01/12) (a)(b)	17,660,000	17,660,000

	Par ($)	Value ($)
Series 2007-452, Insured: NPFGC, GTY AGMT: Deutsche Bank AG 0.260% 12/15/33 (03/01/12) (a)(b)	8,975,000	8,975,000
NJ Economic Development Authority
Series 2011, LIQ FAC: Citibank N.A. 0.510% 09/01/21 (03/01/12) (a)(b)(c)	6,940,000	6,940,000
New Jersey Total		33,575,000
New Mexico – 1.5%
NM Dona Ana County
Foamex LP, Series 1985, LOC: Wells Fargo Bank N.A. 0.180% 11/01/13 (03/01/12) (a)(b)	6,000,000	6,000,000
NM Municipal Energy Acquisition Authority
Series 2009, SPA: Royal Bank of Canada 0.160% 11/01/39 (03/01/12) (a)(b)	69,805,000	69,805,000
New Mexico Total		75,805,000
New York – 11.8%
NY Baldwinsville Central School District
New York State Aid Intercept Program, Series 2011, 1.250% 07/26/12	4,900,000	4,915,912
NY BB&T Municipal Trust
Series 2009-1037, LOC: Branch Banking & Trust 0.320% 06/01/17 (03/01/12) (a)(b)(c)	44,215,000	44,215,000
Series 2010-1039, LOC: Branch Banking & Trust 0.250% 06/01/25 (03/01/12) (a)(b)(c)	49,055,000	49,055,000
NY Dormitory Authority
Series 2011, LIQ FAC: Citibank N.A. 0.160% 07/01/34 (03/01/12) (a)(b)(c)	5,150,000	5,150,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Housing Finance Agency
Ann/Nassau Realty LLC, 111 Nassau St., Series 2011 A, LOC: Landesbank Hessen-Thüringen 0.180% 11/01/44 (03/01/12) (a)(b)	13,570,000	13,570,000
Midtown West B LLC, 505 West 37th St.: Series 2009 A, LOC: Landesbank Hessen-Thüringen 0.320% 05/01/42 (03/07/12) (a)(b)	33,060,000	33,060,000
Series 2009 B, LOC: Landesbank Hessen-Thüringen 0.320% 05/01/42 (03/07/12) (a)(b)	51,000,000	51,000,000
NY JPMorgan Chase Putters/Drivers Trust
New York City Transitional Authority, Series 2012-4043, LIQ FAC: JPMorgan Chase Bank 0.130% 04/01/14 (03/01/12) (a)(b)(c)	12,450,000	12,450,000
NY Liberty Development Corp.
3 World Trade Center LLC: Series 2010 A1, 0.300% 12/01/50 (11/08/12) (a)(e)	45,000,000	45,000,000
Series 2011 A3, 0.270% 12/01/49 (11/08/12) (a)(e)	64,500,000	64,500,000
NY Local Government Assistance Corp.
Series 1995 C, LOC: Landesbank Hessen-Thüringen 0.160% 04/01/25 (03/07/12) (a)(b)	4,520,000	4,520,000
NY Longwood Central School District Suffolk County
New York State Aid Intercept Program, Series 2011, 1.000% 06/27/12	15,000,000	15,029,864
NY Metropolitan Transportation Authority
Series 2008 D2, LOC: Landesbank Hessen-Thüringen 0.200% 11/01/35 (03/01/12) (a)(b)	62,110,000	62,110,000

	Par ($)	Value ($)
NY Mexico Central School District
New York State Aid Intercept Program, Series 2011, 1.375% 06/29/12	9,330,000	9,352,053
NY Nassau Health Care Corp.
Series 2009 C2, LOC: Wells Fargo Bank N.A. 0.120% 08/01/29 (04/07/12) (a)(b)	2,500,000	2,500,000
NY New York City Municipal Water Finance Authority
Series 2008 BB-1, SPA: Landesbank Hessen-Thüringen 0.150% 06/15/39 (03/01/12) (a)(b)	4,445,000	4,445,000
Series 2008 BB-2, SPA: Landesbank Hessen-Thüringen 0.200% 06/15/39 (03/01/12) (a)(b)	11,110,000	11,110,000
NY New York City
Series 2008 J-6, LOC: Landesbank Hessen-Thüringen 0.180% 08/01/24 (03/01/12) (a)(b)	41,680,000	41,680,000
Series 2011 D-3, LOC: Bank of New York 0.100% 10/01/39 (03/01/12) (a)(b)	3,800,000	3,800,000
NY North Hempstead
Series 2011, 1.000% 10/05/12	15,000,000	15,063,160
NY Oyster Bay
Series 2011, 2.500% 03/09/12	25,945,000	25,956,684
NY Saratoga County Industrial Development Agency
Saratoga Hospital, Series 2007 A, LOC: HSBC Bank PLC 0.160% 12/01/32 (03/01/12) (a)(b)	11,765,000	11,765,000
NY Thruway Authority
Series 2004 A, 5.250% 04/01/12	1,000,000	1,004,224
Series 2011 A, 2.000% 07/12/12	36,400,000	36,617,390

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Triborough Bridge & Tunnel Authority
Series 2003 B-1, Insured: Government of Authority, LOC: California Public Employees Retirement System 0.120% 01/01/33 (03/07/12) (a)(b)	16,000,000	16,000,000
Series 2005 B-2A, Insured: Government of Authority, LOC: California Public Employees Retirement System 0.090% 01/01/32 (03/01/12) (a)(b)	6,990,000	6,990,000
New York Total		590,859,287
North Carolina – 2.9%
NC BB&T Municipal Trust
Series 2008-1008, LOC: Branch Banking & Trust 0.250% 03/01/24 (03/01/12) (a)(b)	11,655,000	11,655,000
Series 2008-1011, LOC: Branch Banking & Trust 0.250% 04/01/24 (03/01/12) (a)(b)(c)	15,045,000	15,045,000
Series 2008-1023, LOC: Branch Banking & Trust 0.250% 05/01/24 (03/01/12) (a)(b)(c)	4,150,000	4,150,000
Series 2008-1026, LOC: Branch Banking & Trust 0.250% 10/01/18 (03/01/12) (a)(b)(c)	9,475,000	9,475,000
Watauga County, Series 2008-1015, LOC: Branch Banking & Trust 0.250% 05/16/24 (03/01/12) (a)(b)(c)	20,880,000	20,880,000
NC Capital Facilities Finance Agency
0.090% 04/02/12	11,774,000	11,774,000
Barton College, Series 2004, LOC: Branch Banking & Trust 0.160% 07/01/19 (03/01/12) (a)(b)	4,200,000	4,200,000
Fayetteville State University Housing, Series 2001, LOC: Wells Fargo Bank N.A. 0.150% 11/01/33 (03/01/12) (a)(b)	3,920,000	3,920,000

	Par ($)	Value ($)
High Point University: Series 2007, LOC: Branch Banking & Trust 0.160% 12/01/29 (03/01/12) (a)(b)	6,500,000	6,500,000
Series 2008, LOC: Branch Banking & Trust 0.160% 05/01/30 (03/01/12) (a)(b)	4,840,000	4,840,000
NC Charlotte
Series 2011, LIQ FAC: Citibank N.A. 0.150% 06/01/17 (03/01/12) (a)(b)(c)	3,595,000	3,595,000
NC Forsyth County
Series 2004 B, SPA: Wells Fargo Bank N.A. 0.150% 03/01/25 (03/01/12) (a)(b)	11,300,000	11,300,000
NC Mecklenburg County
Series 2004 B, SPA: Landesbank Hessen-Thüringen 0.150% 02/01/24 (03/01/12) (a)(b)	3,570,000	3,570,000
NC Medical Care Commission
Deerfield Episcopal Retirement, Series 2008 B, LOC: Branch Banking & Trust 0.160% 11/01/38 (03/01/12) (a)(b)	5,000,000	5,000,000
J. Arthur Dosher Memorial Hospital, Series 1998 J, LOC: Branch Banking & Trust 0.160% 05/01/18 (03/01/12) (a)(b)	1,500,000	1,500,000
Southeastern Regional Medical Center, Series 2005, LOC: Branch Banking & Trust 0.160% 06/01/37 (03/01/12) (a)(b)	7,050,000	7,050,000
Westcare, Inc., Series 2002 A, LOC: Branch Banking & Trust 0.160% 09/01/22 (03/01/12) (a)(b)	6,100,000	6,100,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC State
Series 2002 E, SPA: Landesbank Hessen-Thüringen 0.160% 05/01/21 (03/07/12) (a)(b)	11,150,000	11,150,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity of Wake County, Series 2007, LOC: Branch Banking & Trust 0.160% 11/01/32 (03/01/12) (a)(b)	4,000,000	4,000,000
North Carolina Total		145,704,000
Ohio – 3.2%
OH Air Quality Development Authority
Ohio Valley Electric Corp., Series 2009 C, LOC: Bank of Tokyo-Mitsubishi UFJ 0.140% 02/01/26 (03/01/12) (a)(b)	3,600,000	3,600,000
OH Butler County Port Authority
Greater Miami Valley YMCA, Series 2007, LOC: JPMorgan Chase Bank 0.200% 09/01/37 (03/01/12) (a)(b)	9,875,000	9,875,000
OH Cleveland-Cuyahoga County Port Authority
The Park Synagogue, Series 2006, LOC: U.S. Bank N.A. 0.160% 01/01/31 (03/01/12) (a)(b)	9,655,000	9,655,000
OH Columbus Regional Airport Authority
Oasbo Program, Series 2004 A, LOC: U.S. Bank N.A. 0.170% 03/01/34 (03/01/12) (a)(b)	21,635,000	21,635,000
OH Cuyahoga County
Cleveland Hearing & Speech, Series 2008, LOC: PNC Bank N.A. 0.160% 06/01/38 (03/01/12) (a)(b)	4,895,000	4,895,000

	Par ($)	Value ($)
OH Deutsche Bank Spears/Lifers Trust
Columbus Ohio Regional Airport Authority, Series 2008-488, GTY AGMT: Deutsche Bank AG 0.220% 01/01/28 (03/01/12) (a)(b)	4,970,000	4,970,000
OH Eclipse Funding Trust
Higher Educational Facility, University of Dayton, Series 2006, LOC: U.S. Bank N.A. 0.150% 12/01/33 (03/01/12) (a)(b)	3,895,000	3,895,000
OH Franklin County
OhioHealth Corp., Series 2011 B, 2.000% 11/15/33 (07/02/12) (a)(e)	8,000,000	8,044,792
Traditions Healthcare, Series 2005, LOC: U.S. Bank N.A. 0.150% 06/01/30 (03/01/12) (a)(b)	17,455,000	17,455,000
OH Geauga County
Sisters of Notre Dame, Series 2001, LOC: PNC Bank N.A. 0.190% 08/01/16 (03/01/12) (a)(b)	3,320,000	3,320,000
OH Higher Educational Facility Authority
Tiffin University, Series 2007, LOC: PNC Bank N.A. 0.160% 08/01/22 (03/01/12) (a)(b)	11,285,000	11,285,000
OH Huron County
Fisher-Titus Medical Center, Series 2003 A, LOC: PNC Bank N.A. 0.160% 12/01/27 (03/01/12) (a)(b)	9,575,000	9,575,000
Norwalk Area Health System, Series 2003, LOC: PNC Bank N.A. 0.160% 12/01/27 (03/01/12) (a)(b)	6,120,000	6,120,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Lima
Lima Memorial Hospital, Series 2007, LOC: JPMorgan Chase Bank 0.190% 04/01/37 (03/01/12) (a)(b)	18,350,000	18,350,000
OH Ohio State University
0.080% 03/06/12	8,985,000	8,985,000
OH Salem Civic Facility
Salem Community Center, Inc., Series 2001, LOC: PNC Bank N.A. 0.190% 06/01/27 (03/01/12) (a)(b)	7,285,000	7,285,000
OH Stark County Port Authority
Community Action Agency, Series 2001, LOC: JPMorgan Chase Bank 0.230% 12/01/22 (03/01/12) (a)(b)	3,215,000	3,215,000
OH Zanesville Muskingum County Port Authority
Grove City Church, Series 2006, LOC: PNC Bank N.A. 0.190% 02/01/24 (03/01/12) (a)(b)	7,630,000	7,630,000
Ohio Total		159,789,792
Oklahoma – 0.7%
OK Grand River Dam Authority
Series 2008 A, SPA: Citibank N.A. 0.170% 06/01/33 (03/01/12) (a)(b)(c)	26,100,000	26,100,000
OK Industries Authority
Casady School, Series 1998, LOC: JPMorgan Chase Bank 0.260% 08/01/18 (03/01/12) (a)(b)	1,035,000	1,035,000
OK Tulsa Industrial Authority
Justin Industries, Inc., Series 1984, LOC: JPMorgan Chase Bank 0.190% 10/01/14 (03/01/12) (a)(b)	6,335,000	6,335,000
Oklahoma Total		33,470,000

	Par ($)	Value ($)
Oregon – 0.2%
OR Housing & Community Services Department
Nurture 247 LP, Pearl Family Housing, Series 2009 B-1, LOC: U.S. Bank N.A. 0.140% 02/01/42 (03/01/12) (a)(b)	8,945,000	8,945,000
OR State
Series 2011, Insurer: BHAC, LIQ FAC: Citibank N.A. 0.160% 02/01/19 (03/01/12) (a)(b)(c)	3,000,000	3,000,000
Oregon Total		11,945,000
Pennsylvania – 4.8%
PA Adams County Industrial Development Authority
Brethren Home Community, Series 2007, LOC: PNC Bank N.A. 0.150% 06/01/32 (03/01/12) (a)(b)	8,750,000	8,750,000
PA Allegheny County Higher Education Building Authority
Carnegie Mellon University, Series 1998, SPA: Landesbank Hessen-Thüringen 0.120% 12/01/33 (03/01/12) (a)(b)	7,575,000	7,575,000
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center, Series 2006 A, LOC: PNC Bank N.A. 0.160% 05/01/26 (03/01/12) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
Our Lady Sacred Heart High School, Series 2002, LOC: PNC Bank N.A. 0.160% 06/01/22 (03/01/12) (a)(b)	1,990,000	1,990,000
PA Berks County Municipal Authority
Reading Hospital & Medical Center, Series 2009 A-5, 0.320% 05/01/32 (03/01/12) (a)(e)	9,450,000	9,450,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Chester County Health & Education Facilities Authority
Barclay Friends, Series 1996 A, LOC: Wells Fargo Bank N.A. 0.230% 08/01/25 (03/07/12) (a)(b)	2,610,000	2,610,000
PA Deutsche Bank Spears/Lifers Trust
Westmoreland County Municipal Authority, Series 2007-301, GTY AGMT: Deutsche Bank AG 0.220% 08/15/30 (03/01/12) (a)(b)	5,845,000	5,845,000
PA Emmaus General Authority
Series 1989 B-28, LOC: U.S. Bank N.A. 0.140% 03/01/24 (03/07/12) (a)(b)	2,800,000	2,800,000
Series 1989 B-29, LOC: U.S. Bank N.A. 0.140% 03/01/24 (03/07/12) (a)(b)	7,400,000	7,400,000
Series 1989 E-22, LOC: U.S. Bank N.A. 0.140% 03/01/24 (03/07/12) (a)(b)	5,550,000	5,550,000
Series 1989 F-27, LOC: U.S. Bank N.A. 0.140% 03/01/24 (03/07/12) (a)(b)	1,300,000	1,300,000
Series 1989 G-6, LOC: U.S. Bank N.A. 0.140% 03/01/24 (03/07/12) (a)(b)	1,400,000	1,400,000
Series 2003 E-20, LOC: U.S. Bank N.A. 0.140% 03/01/24 (03/07/12) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
Series 2009, LOC: TD Bank N.A. 0.170% 03/01/30 (03/01/12) (a)(b)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
Mount Aloysius College, Series 2003 L3, LOC: PNC Bank N.A. 0.160% 05/01/28 (03/01/12) (a)(b)	5,100,000	5,100,000

	Par ($)	Value ($)
PA North Penn Water Authority
Series 2008, LOC: U.S. Bank N.A. 0.170% 11/01/24 (03/01/12) (a)(b)	7,000,000	7,000,000
PA Northampton County Higher Education Authority
Lehigh University, Series 2006 A, 0.130% 11/15/21 (03/01/12) (a)(e)	4,090,000	4,090,000
PA Pennsylvania State University
Series 2011, LIQ FAC: Citibank N.A. 0.160% 03/01/18 (03/01/12) (a)(b)(c)	1,000,000	1,000,000
PA Philadelphia Authority for Industrial Development
NewCourtland Elder Services, Series 2007, LOC: PNC Bank N.A. 0.160% 03/01/26 (03/01/12) (a)(b)	6,940,000	6,940,000
PA Public School Building Authority
Park School Project: Series 2009 A, LOC: PNC Bank N.A. 0.160% 08/01/30 (03/01/12) (a)(b)	9,770,000	9,770,000
Series 2009 B, LOC: PNC Bank N.A. 0.160% 05/15/20 (03/01/12) (a)(b)	13,250,000	13,250,000
PA RBC Municipal Products, Inc. Trust
Berks County PA Reading Hospital & Medical Center, Series 2011 C-15, LOC: Royal Bank of Canada 0.160% 11/01/12 (03/01/12) (a)(b)(c)	10,000,000	10,000,000
Pennsylvania State Turnpike Commission, Series 2011 E-22, LOC: Royal Bank of Canada 0.160% 12/01/38 (03/01/12) (a)(b)(c)	15,955,000	15,955,000
Manhein Township PA School District, Series 2011 E-28, LOC: Royal Bank of Canada 0.160% 12/12/14 (03/01/12) (a)(b)(c)	7,000,000	7,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Hempfield PA School District, Series 2011 E-30, LOC: Royal Bank of Canada 0.160% 08/01/25 (03/01/12) (a)(b)(c)	5,280,000	5,280,000
Bethlehem PA Area School District, Series 2011 E-31, LOC: Royal Bank of Canada 0.160% 05/01/14 (03/01/12) (a)(b)(c)	5,000,000	5,000,000
University of Pittsburgh Medical Center, Series 2010 E-16, LOC: Royal Bank of Canada 0.160% 04/15/39 (03/01/12) (a)(b)(c)	39,420,000	39,420,000
PA Ridley School District
Series 2009, LOC: TD Bank N.A. 0.170% 11/01/29 (03/01/12) (a)(b)	3,660,000	3,660,000
PA St. Mary Hospital Authority
Catholic Health Initiatives, Series 2004 B, SPA: Landesbank Hessen-Thüringen 0.190% 03/01/32 (03/07/12) (a)(b)	14,950,000	14,950,000
PA Wilkinsburg Municipal Authority
Monroeville Christian/Judea Foundation, Series 2006, LOC: Citizens Bank N.A. 0.320% 03/01/27 (03/01/12) (a)(b)	3,925,000	3,925,000
Pennsylvania Total		239,010,000
Rhode Island – 0.9%
RI Health & Educational Building Corp.
0.170% 06/14/12	20,000,000	20,000,000
Brown University, Higher Education Facilities, Series 2003 B, 0.130% 09/01/43 (03/01/12) (a)(e)	25,850,000	25,850,000
Rhode Island Total		45,850,000

	Par ($)	Value ($)
South Carolina – 0.2%
SC Puttable Floating Option Tax-Exempt Receipts
P-Floats-PT-4550, Series 2008, GTY AGMT: FHLMC 0.400% 03/01/49 (03/01/12) (a)(b)	9,940,000	9,940,000
South Carolina Total		9,940,000
South Dakota – 0.2%
SD Sioux Falls
Series 2007-1886, GTY AGMT: Wells Fargo Bank N.A. 0.210% 11/15/33 (03/01/12) (a)(b)	12,140,000	12,140,000
South Dakota Total		12,140,000
Tennessee – 2.1%
TN Blount County Public Building Authority
Series 2009 E-7-A, LOC: Branch Banking & Trust 0.140% 06/01/39 (03/07/12) (a)(b)	5,400,000	5,400,000
Series 2009 E-8-A, LOC: Branch Banking & Trust 0.140% 06/01/37 (03/07/12) (a)(b)	1,470,000	1,470,000
Series 2009 E-9-A, LOC: Branch Banking & Trust 0.140% 06/01/30 (03/07/12) (a)(b)	5,000,000	5,000,000
TN Energy Acquisition Corp.
Series 2007-90TP, LOC: Branch Banking & Trust 0.160% 02/01/27 (03/01/12) (a)(b)	10,635,000	10,635,000
TN Hawkins County Industrial Development Board
Leggett & Platt, Inc., Series 1988 B, LOC: Wells Fargo Bank N.A. 0.340% 10/01/27 (03/07/12) (a)(b)	1,750,000	1,750,000
TN Metropolitan Government Nashville & Davidson Counties
California Public Employees Retirement System, LIQ FAC: State Street Bank & Trust California State Teachers Retirement System 0.190% 03/07/12	20,680,000	20,680,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TN Shelby County
Series 2004 B, SPA: Landesbank Hessen-Thüringen 0.150% 04/01/30 (03/01/12) (a)(b)	15,400,000	15,400,000
TN State School Board
LIQ FAC: State Street Bank & Trust 0.110% 03/01/12	47,194,000	47,194,000
Tennessee Total		107,529,000
Texas – 8.2%
TX Bexar County Housing Finance Corp.
Multi-Family Housing, Perrin Park Apartments, Series 1996, LOC: Northern Trust Co. 0.190% 06/01/28 (03/01/12) (a)(b)	10,375,000	10,375,000
TX Deutsche Bank Spears/Lifers Trust
Houston Taxes Utility Systems, Series 2008-511, GTY AGMT: Deutsche Bank AG 0.260% 11/15/25 (03/01/12) (a)(b)	12,675,000	12,675,000
Lovejoy Independent School District, Series 2008-514, LIQ FAC: Deutsche Bank AG, GTY AGMT: PSF 0.220% 02/15/38 (03/01/12) (a)(b)	3,520,000	3,520,000
Caddo Mills Texas Independent School District, Series 2008-473, Insured: PSF, LIQ FAC: Deutsche Bank AG 0.260% 08/15/42 (03/01/12) (a)(b)	10,350,000	10,350,000
Victoria Independent School District, Series 2008-604, LIQ FAC: Deutsche Bank AG, GTY AGMT: PSF 0.220% 02/15/37 (03/01/12) (a)(b)	7,680,000	7,680,000
TX Eagle Tax-Exempt Trust
Leander Independent School District, Series 2009 52A, GTY AGMT: PSF, LIQ FAC: Citibank N.A. 0.160% 08/15/32 (03/01/12) (a)(b)(c)	4,950,000	4,950,000

	Par ($)	Value ($)
TX Gregg County Housing Finance Corp.
Bailey Properties LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 0.160% 02/15/23 (03/01/12) (a)(b)	4,615,000	4,615,000
Summer Green LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 0.160% 02/15/23 (03/01/12) (a)(b)	2,380,000	2,380,000
TX Harris County Health Facilities Development Corp.
Gulf Coast Regional Blood Center, Series 1992, LOC: JPMorgan Chase Bank 0.260% 04/01/17 (03/01/12) (a)(b)	1,550,000	1,550,000
TX Harris County Industrial Development Corp.
Baytank, Inc., Series 1998, LOC: Den Norske Bank 0.140% 02/01/20 (03/07/12) (a)(b)	8,000,000	8,000,000
TX JPMorgan Chase Putters/Drivers Trust
State of Texas, Series 2011-3944, LIQ FAC: JPMorgan Chase Bank 0.130% 08/30/12 (03/01/12) (a)(b)(c)	59,995,000	59,995,000
Series 2011-3953, LIQ FAC: JPMorgan Chase Bank 0.130% 08/30/12 (03/01/12) (a)(b)(c)	13,000,000	13,000,000
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Mobil Corp., Series 2001 A, 0.120% 11/01/29 (03/01/12) (a)(e)	12,150,000	12,150,000
TX RBC Municipal Products, Inc. Trust
Houston Texas Utility System Revenue, Series 2010 E-14, LOC: Royal Bank of Canada 0.160% 05/15/34 (03/01/12) (a)(b)(c)	30,000,000	30,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Harris County Texas Cultural Educational Facility, Memorial Hermann Healthcare System, Series 2011 E-18, LOC: Royal Bank of Canada 0.160% 06/01/32 (03/01/12) (a)(b)(c)	17,000,000	17,000,000
TX Round Rock Independent School District
Series 2007, Guarantor: PSF, LIQ FAC: Wells Fargo Bank N.A. 0.180% 08/01/32 (03/01/12) (a)(b)	10,795,000	10,795,000
TX State University Systems
0.100% 03/09/12	12,705,000	12,705,000
0.120% 05/10/12	23,181,000	23,181,000
0.140% 03/06/12	13,376,000	13,376,000
Series 2002, Insured: AGMC, Pre-refunded 03/15/12, 5.000% 03/15/17	2,870,000	2,875,178
TX State
0.180% 08/30/12	30,000,000	30,000,000
0.210% 03/07/12	34,500,000	34,500,000
Tax & Revenue Anticipation Notes, Series 2011 A, 2.500% 08/30/12	20,000,000	20,224,529
TX Tarrant County Cultural Educational Facilities Finance Corp.
Baylor Healthcare System, Series 2011, LOC: Northern Trust Co. 0.110% 11/15/50 (03/07/12) (a)(b)	3,500,000	3,500,000
TX Texas A&M University
0.080% 03/12/12	25,000,000	25,000,000
0.128% 06/04/12	15,000,000	15,000,000
Series 2011, LIQ FAC: Citibank N.A. 0.160% 05/15/18 (03/01/12) (a)(b)(c)	3,090,000	3,090,000
TX University of Texas System
Series 2007 B, LIQ FAC: University of Texas System Board of Regents 0.110% 08/01/34 (03/01/12) (a)(b)	10,365,000	10,365,000

	Par ($)	Value ($)
TX Wells Fargo Stage Trust
Plano Texas Independent School District, Series 2012 3C, Insured: PSF, LIQ FAC: Wells Fargo Bank N.A. 0.170% 02/15/35 (03/01/12) (a)(b)(c)	7,230,000	7,230,000
Texas Total		410,081,707
Utah – 0.2%
UT Davis County Housing Authority
PTR Multi-Family Holdings, Inc., Series 1997 A, LIQ FAC: FNMA 0.200% 08/15/39 (03/01/12) (a)(b)	4,240,000	4,240,000
UT Housing Corp.
Multi-Family Housing, Miller Timbergate Apartments LLC, Series 2009 A, LIQ FAC: FHLMC, GTY AGMT: FNMA 0.210% 04/01/42 (03/01/12) (a)(b)	3,125,000	3,125,000
UT Weber County Housing Authority
Cherry Creek Apartments, Series 2001, LIQ FAC: FNMA 0.200% 11/01/39 (03/01/12) (a)(b)	2,630,000	2,630,000
Utah Total		9,995,000
Vermont – 0.1%
VT Educational & Health Buildings Financing Agency
Brattleboro Memorial Hospital, Series 2011 A, LOC: TD Bank N.A. 0.130% 12/01/31 (03/01/12) (a)(b)	6,300,000	6,300,000
Vermont Total		6,300,000
Virginia – 1.1%
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC, Series 2008 A, LIQ FAC: FNMA 0.190% 01/15/41 (03/01/12) (a)(b)	18,625,000	18,625,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Harrisonburg Redevelopment & Housing Authority
Series 2006-323, LIQ FAC: FHLMC 0.290% 02/01/26 (03/01/12) (a)(b)	6,800,000	6,800,000
VA Public Building Authority
Series 2005 D, SPA: Wells Fargo Bank N.A. 0.150% 08/01/25 (03/01/12) (a)(b)	25,000,000	25,000,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc., Series 2005 B, LOC: Branch Banking & Trust 0.160% 01/01/35 (03/01/12) (a)(b)	2,760,000	2,760,000
Virginia Total		53,185,000
Washington – 1.1%
WA Deutsche Bank Spears/Lifers Trust
King County, Series 2008-598, LIQ FAC: Deutsche Bank AG 0.220% 01/01/28 (03/01/12) (a)(b)	7,000,000	7,000,000
Washington State, Series 2008-599, LIQ FAC: Deutsche Bank AG 0.220% 01/01/30 (03/01/12) (a)(b)	9,805,000	9,805,000
WA Eclipse Funding Trust
King County, Series 2007, LOC: U.S. Bank N.A. 0.150% 12/01/31 (03/01/12) (a)(b)	3,355,000	3,355,000
WA Everett Public Facilities District
Series 2007, Insured: Municipal Government Guaranty, LOC: Bank of New York 0.130% 04/01/36 (03/07/12) (a)(b)	5,615,000	5,615,000
WA Health Care Facilities Authority
Multicare Health Systems, Series 2007 D, LOC: Barclays Bank PLC 0.120% 08/15/41 (03/01/12) (a)(b)	20,435,000	20,435,000

	Par ($)	Value ($)
WA Housing Finance Commission
Artspace Everett LP, Series 2008 B, LIQ FAC: FHLMC 0.140% 12/01/41 (03/07/12) (a)(b)	3,200,000	3,200,000
Pioneer Human Services, Series 2009 D, LOC: U.S. Bank N.A. 0.150% 07/01/29 (03/07/12) (a)(b)	2,105,000	2,105,000
The Evergreen School, Series 2002, LOC: Wells Fargo Bank N.A. 0.250% 07/01/28 (03/01/12) (a)(b)	1,410,000	1,410,000
WA Seattle Housing Authority
Bayview Manor Homes, Series 1994 B, LOC: U.S. Bank N.A. 0.160% 05/01/19 (03/01/12) (a)(b)	2,030,000	2,030,000
WA State
Series 2011, LIQ FAC: Citibank N.A. 0.160% 01/01/18 (03/01/12) (a)(b)(c)	1,395,000	1,395,000
Washington Total		56,350,000
West Virginia – 0.4%
WV Economic Development Authority
Appalachian Power Co., Series 2009 B, LOC: Sumitomo Mitsui Banking 0.130% 12/01/42 (03/01/12) (a)(b)	16,600,000	16,600,000
WV Hospital Finance Authority
West Virginia University Hospital, Series 2009 A, LOC: Branch Banking & Trust 0.160% 06/01/33 (03/01/12) (a)(b)	3,000,000	3,000,000
West Virginia Total		19,600,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 29, 2012 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Wisconsin – 1.3%
WI Badger TOB Asset Securitization Corp.
Series 2002, Pre-refunded 06/01/12, 6.125% 06/01/27	3,760,000	3,814,981
WI Health & Educational Facilities Authority
Aurora Health Care, Inc., Series 2012 D, LOC: Bank of Montreal 0.130% 07/15/28 (03/01/12) (a)(b)	33,325,000	33,325,000
Bay Area Medical Center, Inc., Series 2008, LOC: Harris N.A. 0.150% 02/01/38 (03/01/12) (a)(b)	15,000,000	15,000,000
Meriter Hospital, Inc., Series 2008 C, LOC: U.S. Bank N.A. 0.150% 12/01/35 (03/01/12) (a)(b)	3,940,000	3,940,000
Milwaukee Institute of Art & Design, Series 2004, LOC: Citibank N.A. 0.140% 01/01/34 (03/07/12) (a)(b)	9,275,000	9,275,000
Waukesha Memorial Hospital, Prohealth Care, Inc., Series 2008 A, LOC: U.S. Bank N.A. 0.150% 08/01/30 (03/01/12) (a)(b)	2,000,000	2,000,000
Wisconsin Total		67,354,981
Wyoming – 0.4%
WY Sweetwater County
Pacific Corp. Projects, LOC: Barclays Bank PLC 0.120% 03/02/12	18,000,000	18,000,000
Wyoming Total		18,000,000
Total Municipal Bonds (cost of $5,071,652,886)		5,071,652,886
Total Investments – 101.0% (cost of $5,071,652,886) (f)		5,071,652,886
Other Assets & Liabilities, Net – (1.0)%		(49,722,816)
Net Assets – 100.0%		5,021,930,070

Notes to Investment Portfolio:

(a)  Parenthetical date represents the effective maturity date for the security.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2012.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities, which are not illiquid, amounted to $632,105,000 or 12.6% of net assets for the Fund.

(d)  Security purchased on a delayed delivery basis.

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 29, 2012.

(f)  Cost for federal income tax purposes is $5,071,652,886.

The following table summarizes the inputs used, as of February 29, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$5,071,652,886	$—	$5,071,652,886
Total Investments	$—	$5,071,652,886	$—	$5,071,652,886

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 29, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 29, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	101.0
Other Assets & Liabilities, Net	(1.0)
100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.

BHAC	Berkshire Hathaway Assurance Corp.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

Putters	Puttable Tax-Exempt Receipts

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – BofA Tax-Exempt Reserves
February 29, 2012 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	5,071,652,886
	Cash	860
	Receivable for:
	Fund shares sold	75
	Interest	6,579,958
	Expense reimbursement due from investment advisor	25,199
	Trustees' deferred compensation plan	25,628
	Prepaid expenses	138,062
	Other assets	5,660
	Total Assets	5,078,428,328
Liabilities	Payable for:
	Investments purchased	55,428,420
	Fund shares repurchased	1,000
	Distributions	9,505
	Investment advisory fee	578,299
	Administration fee	149,951
	Pricing and bookkeeping fees	56,186
	Transfer agent fee	29,873
	Trustees' fees	67,368
	Custody fee	17,505
	Chief compliance officer expenses	2,201
	Trustees' deferred compensation plan	25,628
	Other liabilities	132,322
	Total Liabilities	56,498,258
	Net Assets	5,021,930,070
Net Assets Consist of	Paid-in capital	5,021,692,633
	Undistributed net investment income	458,991
	Accumulated net realized loss	(221,554)
	Net Assets	5,021,930,070

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – BofA Tax-Exempt Reserves
February 29, 2012 (Unaudited)

Adviser Class Shares	Net assets	$7,928,751
	Shares outstanding	7,928,899
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$1,300,033,895
	Shares outstanding	1,300,058,706
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$4,906,106
	Shares outstanding	4,906,201
	Net asset value per share	$1.00
Institutional Capital Shares (1)	Net assets	$378,099,897
	Shares outstanding	378,107,240
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$80,746,146
	Shares outstanding	80,747,708
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$4,716,429
	Shares outstanding	4,716,525
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$217,897
	Shares outstanding	217,901
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$3,245,280,949
	Shares outstanding	3,245,342,219
	Net asset value per share	$1.00

(1)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

See Accompanying Notes to Financial Statements.

Statement of Operations – BofA Tax-Exempt Reserves
For the Six Months Ended February 29, 2012 (Unaudited)

		($)
Investment Income	Interest	4,930,898
Expenses	Investment advisory fee	3,690,556
	Administration fee	2,390,371
	Distribution fee:
	Class A Shares	58
	Daily Class Shares	9,516
	Investor Class Shares	1,975
	Service fee:
	Adviser Class Shares	10,425
	Class A Shares	144
	Daily Class Shares	6,797
	Investor Class Shares	4,938
	Liquidity Class Shares	271
	Retail A Shares	532
	Shareholder administration fee:
	Class A Shares	58
	Institutional Class Shares	16,379
	Trust Class Shares	1,614,412
	Transfer agent fee	49,374
	Pricing and bookkeeping fees	135,027
	Trustees' fees	40,861
	Custody fee	35,636
	Chief compliance officer expenses	7,980
	Other expenses	256,469
	Total Expenses	8,271,779
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(2,001,753)
	Fees waived by distributor:
	Adviser Class Shares	(9,752)
	Class A Shares	(240)
	Daily Class Shares	(15,924)
	Institutional Capital Shares	(25)
	Institutional Class Shares	(10,393)
	Investor Class Shares	(6,703)
	Liquidity Class Shares	(255)
	Retail A Shares	(339)
	Trust Class Shares	(1,400,724)
	Expense reductions	(212)
	Net Expenses	4,825,459
	Net Investment Income	105,439
	Net realized loss on investments	(221,485)
	Net Decrease Resulting from Operations	(116,046)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – BofA Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	105,439	2,552,603
	Net realized gain (loss) on investments	(221,485)	579,196
	Net increase (decrease) resulting from operations	(116,046)	3,131,799
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(811)	—
	Capital Class Shares	(217,030)	(1,618,680)
	Class A Shares	—	(13)
	Daily Class Shares	(575)	(40)
	G-Trust Shares	—	(362,830)
	Institutional Capital Shares	(64,212)	—
	Institutional Class Shares	(8,262)	(92,088)
	Investor Class Shares	(515)	(12)
	Liquidity Class Shares	(25)	(113)
	Retail A Shares	—	(1,877)
	Trust Class Shares	(366,150)	(475,187)
	From net realized gains:
	Adviser Class Shares	(848)	(52)
	Capital Class Shares	(140,861)	(7,325)
	Class A Shares	—	(3)
	Daily Class Shares	(600)	(37)
	G-Trust Shares	—	(1,539)
	Institutional Capital Shares	(43,185)	—
	Institutional Class Shares	(8,498)	(391)
	Investor Class Shares	(539)	(7)
	Liquidity Class Shares	(26)	(23)
	Retail A Shares	—	(33)
	Trust Class Shares	(383,075)	(12,623)
	Total distributions to shareholders	(1,235,212)	(2,572,873)
	Net Capital Stock Transactions	313,593,440	(1,293,022,193)
	Total increase (decrease) in net assets	312,242,182	(1,292,463,267)
Net Assets	Beginning of period	4,709,687,888	6,002,151,155
	End of period	5,021,930,070	4,709,687,888
	Undistributed net investment income at end of period	458,990	1,011,131

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	12,512,888	12,512,888	184,222,477	184,222,477
Distributions reinvested	345	345	13	13
Redemptions	(16,377,681)	(16,377,681)	(221,150,137)	(221,150,137)
Net decrease	(3,864,448)	(3,864,448)	(36,927,647)	(36,927,647)
Capital Class Shares
Subscriptions	1,085,416,596	1,085,416,596	4,567,045,685	4,567,045,685
Conversion (See Note 1)	7,263,638	7,263,638	—	—
Distributions reinvested	36,485	36,485	353,235	353,235
Redemptions	(997,855,853)	(997,855,853)	(5,265,182,780)	(5,265,182,780)
Net increase (decrease)	94,860,866	94,860,866	(697,783,860)	(697,783,860)
Class A Shares
Subscriptions	275	275	4,310	4,310
Conversion (See Note 1)	(700,348)	(700,348)	—	—
Distributions reinvested	—	—	3	3
Redemptions	(2,591)	(2,591)	(476,102)	(476,102)
Net decrease	(702,664)	(702,664)	(471,789)	(471,789)
Daily Class Shares
Subscriptions	7,261,392	7,261,392	14,409,950	14,409,950
Distributions reinvested	3	3	—	—
Redemptions	(8,446,978)	(8,446,978)	(46,519,740)	(46,519,740)
Net decrease	(1,185,583)	(1,185,583)	(32,109,790)	(32,109,790)
Institutional Capital Shares (1)
Subscriptions	163,215,126	163,215,126	325,419,727	325,419,727
Distributions reinvested	8	8	27	27
Redemptions	(113,632,453)	(113,632,453)	(421,306,304)	(421,306,304)
Net increase (decrease)	49,582,681	49,582,681	(95,886,550)	(95,886,550)
Institutional Class Shares
Subscriptions	190,811,797	190,811,797	700,538,756	700,538,756
Distributions reinvested	9,446	9,446	51,755	51,755
Redemptions	(198,687,110)	(198,687,110)	(799,953,176)	(799,953,176)
Net decrease	(7,865,867)	(7,865,867)	(99,362,665)	(99,362,665)
Investor Class Shares
Subscriptions	32,370,115	32,370,115	9,622,470	9,622,470
Conversion (See Note 1)	700,348	700,348	—	—
Distributions reinvested	416	416	5	6
Redemptions	(30,887,570)	(30,887,570)	(8,422,603)	(8,422,603)
Net increase	2,183,309	2,183,309	1,199,872	1,199,873
Liquidity Class Shares
Distributions reinvested	50	50	134	134
Redemptions	—	—	(12,193,094)	(12,193,094)
Net increase (decrease)	50	50	(12,192,960)	(12,192,960)
Retail A Shares
Subscriptions	107,979	107,979	1,029,082	1,029,082
Conversion (See Note 1)	(7,263,638)	(7,263,638)	—	—
Distributions reinvested	—	—	1,872	1,872
Redemptions	(47,952)	(47,954)	(3,654,842)	(3,654,842)
Net decrease	(7,203,611)	(7,203,613)	(2,623,888)	(2,623,888)
Trust Class Shares
Subscriptions	1,280,200,700	1,280,200,700	2,533,937,683	2,533,937,683
Distributions reinvested	1,870	1,870	4,494	4,494
Redemptions	(1,092,413,861)	(1,092,413,861)	(2,850,805,094)	(2,850,805,094)
Net increase (decrease)	187,788,709	187,788,709	(316,862,917)	(316,862,917)

(1)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Adviser Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(e)	0.0089	0.0229		0.0322
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(e)	— (e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(d)	—	(e)	0.0089	0.0229		0.0322
Less Distributions to Shareholders:
From net investment income	—	(d)	—		—	(e)	(0.0089)	(0.0229)		(0.0322)
From net realized gains	—	(d)	—	(d)	—		—	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(e)	(0.0089)	(0.0229)		(0.0322)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.02	%(h)	0.00	%(i)	0.00	%(i)	0.89%	2.32	%(j)	3.27%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.21	%(l)	0.31%		0.35%		0.48%	0.45%		0.45%
Waiver/Reimbursement	0.31	%(l)	0.21%		0.17%		0.05%	0.06%		0.06%
Net investment income (k)	—		—	%(i)	—	%(i)	0.78%	2.11	%(j)	3.23%
Net assets, end of period (000s)	$7,929		$11,797		$48,725		$71,050	$110,969		$91,712

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Capital Class Shares	2012 (a)		2011 (b)	2010 (c)(d)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001	0.0014	0.0113	0.0254		0.0347
Net realized gain (loss) on investments	—	(e)	— (e)	— (f)	— (f)	—	(f)	— (f)
Total from investment operations	—	(e)	0.001	0.0014	0.0113	0.0254		0.0347
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.0014)	(0.0113)	(0.0254)		(0.0347)
From net realized gains	—	(e)	— (e)	—	—	—		—
Total distributions to shareholders	—	(e)	(0.001)	(0.0014)	(0.0113)	(0.0254)		(0.0347)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.03	%(i)	0.10%	0.13%	1.14%	2.57	%(j)	3.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.19	%(l)	0.20%	0.20%	0.23%	0.20%		0.20%
Waiver/Reimbursement	0.08	%(l)	0.07%	0.07%	0.05%	0.06%		0.06%
Net investment income (k)	0.01	%(l)	0.10%	0.14%	1.03%	2.40	%(j)	3.47%
Net assets, end of period (000s)	$1,300,034		$1,205,520	$1,903,203	$3,922,964	$2,750,559		$1,877,823

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Daily Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(e)	0.0062	0.0194		0.0287
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(e)	— (e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(d)	—	(e)	0.0062	0.0194		0.0287
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(e)	(0.0062)	(0.0194)		(0.0287)
From net realized gains	—	(d)	—	(d)	—		—	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(e)	(0.0062)	(0.0194)		(0.0287)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.02	%(h)	0.00	%(i)	0.00	%(i)	0.62%	1.96	%(j)	2.90%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.20	%(l)	0.30%		0.34%		0.76%	0.80%		0.80%
Waiver/Reimbursement	0.67	%(l)	0.57%		0.53%		0.12%	0.06%		0.06%
Net investment income (k)	—	%(i)(l)	—	%(i)	—		0.64%	1.56	%(j)	2.86%
Net assets, end of period (000s)	$4,906		$6,093		$38,206		$59,499	$95,228		$29,191

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Institutional Capital Shares	2012 (a)		2011 (b)	2010 (c)(d)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001	0.0014	0.0113	0.0254	0.0347
Net realized gain (loss) on investments	—	(e)	— (e)	— (f)	— (f)	— (f)	— (f)
Total from investment operations	—	(e)	0.001	0.0014	0.0113	0.0254	0.0347
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.0014)	(0.0113)	(0.0254)	(0.0347)
From net realized gains	—	(e)	— (e)	—	—	—	—
Total distributions to shareholders	—	(e)	(0.001)	(0.0014)	(0.0113)	(0.0254)	(0.0347)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (g)(h)	0.03	%(i)	0.10%	0.13%	1.14%	2.57%	3.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.19	%(k)	0.20%	0.20%	0.23%	0.20%	0.20%
Waiver/Reimbursement	0.08	%(k)	0.07%	0.07%	0.05%	0.06%	0.06%
Net investment income (j)	0.01	%(k)	0.10%	0.14%	1.14%	2.52%	3.46%
Net assets, end of period (000s)	$378,100		$328,612	$424,460	$590,847	$708,813	$681,696

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Institutional Class Shares	2012		2011 (a)	2010 (b)(c)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.001	0.0010	0.0109	0.0250		0.0343
Net realized gain (loss) on investments	—	(d)	— (d)	— (e)	— (e)	—	(e)	— (e)
Total from investment operations	—	(d)	0.001	0.0010	0.0109	0.0250		0.0343
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.001)	(0.0010)	(0.0109)	(0.0250)		(0.0343)
From net realized gains	—	(d)	— (d)	—	—	—		—
Total distributions to shareholders	—	(d)	(0.001)	(0.0010)	(0.0109)	(0.0250)		(0.0343)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.02	%(h)	0.06%	0.09%	1.10%	2.53	%(i)	3.48%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20	%(k)	0.23%	0.24%	0.27%	0.24%		0.24%
Waiver/Reimbursement	0.11	%(k)	0.08%	0.07%	0.05%	0.06%		0.06%
Net investment income (j)	—	%(k)(l)	0.07%	0.10%	1.06%	2.31	%(i)	3.43%
Net assets, end of period (000s)	$80,746		$88,637	$187,997	$445,549	$469,574		$307,411

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Investor Class Shares	2012 (a)		2011 (b)		2010 (c)(d)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	—		0.0080	0.0219		0.0312
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(f)	— (f)	—	(f)	— (f)
Total from investment operations	—	(e)	—	(e)	—	(f)	0.0080	0.0219		0.0312
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(f)	(0.0080)	(0.0219)		(0.0312)
From net realized gains	—	(e)	—	(e)	—		—	—		—
Total distributions to shareholders	—	(e)	—	(e)	—	(f)	(0.0080)	(0.0219)		(0.0312)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.02	%(i)	0.00	%(j)	0.00%		0.81%	2.21	%(k)	3.16%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.19	%(m)	0.27%		0.34%		0.57%	0.55%		0.55%
Waiver/Reimbursement	0.42	%(m)	0.35%		0.30%		0.06%	0.05%		0.06%
Net investment income (l)	—		—	%(j)	—		0.86%	1.88	%(k)	3.07%
Net assets, end of period (000s)	$4,716		$2,534		$1,333		$8,960	$13,214		$4,216

(a)  On October 1, 2011, Class A shares were converted into Investor Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Liquidity Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.0001	0.0098	0.0239	0.0332
Net realized gain (loss) on investments	—	(d)	—	(d)	— (e)	— (e)	— (e)	— (e)
Total from investment operations	—	(d)	—	(d)	0.0001	0.0098	0.0239	0.0332
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.0001)	(0.0098)	(0.0239)	(0.0332)
From net realized gains	—	(d)	—	(d)	—	—	—	—
Total distributions to shareholders	—	(d)	—	(d)	(0.0001)	(0.0098)	(0.0239)	(0.0332)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.02	%(h)	0.00	%(i)	0.01%	0.99%	2.42%	3.37%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20	%(k)	0.31%		0.33%	0.38%	0.35%	0.35%
Waiver/Reimbursement	0.32	%(k)	0.21%		0.19%	0.15%	0.16%	0.16%
Net investment income (j)	—		—	%(i)	0.01%	1.11%	2.36%	3.31%
Net assets, end of period (000s)	$218		$218		$12,412	$29,865	$77,169	$86,926

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	February 29,		Year Ended August 31,
Trust Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.0004	0.0103	0.0244		0.0337
Net realized gain (loss) on investments	—	(d)	—	(d)	— (e)	— (e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(d)	0.0004	0.0103	0.0244		0.0337
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.0004)	(0.0103)	(0.0244)		(0.0337)
From net realized gains	—	(d)	—	(d)	—	—	—		—
Total distributions to shareholders	—	(d)	—	(d)	(0.0004)	(0.0103)	(0.0244)		(0.0337)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.02	%(h)	0.02%		0.04%	1.04%	2.47	%(i)	3.42%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20	%(k)	0.28%		0.30%	0.33%	0.30%		0.30%
Waiver/Reimbursement	0.17	%(k)	0.09%		0.07%	0.05%	0.06%		0.06%
Net investment income (j)	—		0.02%		0.04%	1.05%	2.24	%(i)	3.37%
Net assets, end of period (000s)	$3,245,281		$3,058,369		$3,374,811	$5,587,196	$6,686,234		$3,230,990

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – BofA Tax-Exempt Reserves
February 29, 2012 (Unaudited)

Note 1. Organization

BofA Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust ("the Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Class A shares were converted into Investor Class shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

BofA Tax-Exempt Reserves, February 29, 2012 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2011 was as follows:

Distributions paid from:
Tax-Exempt Income	$2,475,804
Ordinary Income*	75,036
Long-Term Capital Gains	22,033

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry-forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry-forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before

BofA Tax-Exempt Reserves, February 29, 2012 (Unaudited)

capital loss carryforwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the six months ended February 29, 2012, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

BofA Tax-Exempt Reserves, February 29, 2012 (Unaudited)

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 29, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Class A, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Class A, Daily Class, Investor Class, Liquidity Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Class A shares*	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Investor Class shares	0.10%	0.10%
Liquidity Class shares	0.15%**	0.25	%***
Servicing Plans:	Current Rate (after fee waivers)	Plan Limit
Adviser Class Shares	0.25%	0.25%
Class A Shares*	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%**	0.25	%***
Retail A Shares****	0.09%	0.09%

*  On October 1, 2011, Class A shares were converted into Investor Class shares.

**  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012.

***  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

****  On October 1, 2011, Retail A shares were converted into Capital Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

BofA Tax-Exempt Reserves, February 29, 2012 (Unaudited)

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 29, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the period
2015	2014	2013	2012	recovery	ended 02/29/12
$1,683,085	$3,595,998	$4,982,934	$6,391,950	$16,653,967	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balance owed to be paid out of Fund assets on or about March 1, 2012.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the

BofA Tax-Exempt Reserves, February 29, 2012 (Unaudited)

Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 29, 2012, these custody credits reduced total expenses by $212 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 29, 2012, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of February 29, 2012, 96.1% of the Fund's shares outstanding were beneficially owned by one shareholder account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 29-30, 2011, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2011 for review and discussion of the materials described below. The Board also receives performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee also met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper"), an independent provider of investment company data, to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds as determined by Lipper (the "Universe"). In addition, for the state-specific Funds, the Board also reviewed comparisons of their fees to the expense information for a Peer Group of funds that concentrate their investments in the same state. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group(s) and Universe. For certain Funds, Lipper determined that the composition of the Peer Group for expenses would differ from the composition for performance. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Tax-Exempt Reserves, the Board received information showing that such Fund's Actual Management Rate was above the median range of its Peer Group. The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in approving the Advisory Agreement for the Fund.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as, for the state-specific Funds, the performance information for a Peer Group of funds that concentrate their investments in the same state. The Board also considered information provided by BoAA comparing the Funds' performance to that of subsets of the iMoneyNet category peers, which include funds that are viewed by BoAA as direct competitive peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds generally underperformed their peers in the more recent periods, but considered such underperformance in the context of BoAA's overall investment approach which emphasizes liquidity and capital preservation.

The Board considered the investment performance of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Tax-Exempt Reserves, the Board received information showing that the net return investment performance of certain classes of BofA Tax-Exempt Reserves was below the median range of such Fund's Peer Group over all periods. The Board generally noted other applicable factors, such as stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Peer Group, the Fund's Actual Management Rate, Contractual Management Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the Peer Group comparisons, comparisons to subsets of funds and BoAA's emphasis on liquidity and capital preservation in approving the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviews reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 29 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Tax-Exempt Reserves

Semiannual Report, February 29, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/222909-0212 (04/12)

BofATM Funds

Semiannual Report

February 29, 2012

BofA Treasury Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	6

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	20

Board Consideration and Re-Approval of Investment Advisory Agreement	26

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Treasury Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Institutional Capital Shares (1)	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.46	0.11
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Investor II Class Shares (2)	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.60	0.40	0.40	0.08
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.45	0.45	0.09

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(1) Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by 150/366 (to reflect the period shown of October 3, 2011 to February 29, 2012).

(2) After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares.

1

Investment Portfolio – BofA Treasury Reserves

February 29, 2012 (Unaudited)

Government & Agency Obligations – 35.2%
	Par ($)	Value ($)
Government & Agency Obligations – 35.2%
U.S. Government Obligations – 35.2%
U.S. Treasury Bill
0.070% 03/08/12 (a)	89,000,000	88,998,789
0.100% 05/03/12 (a)	79,050,000	79,036,166
U.S. Treasury Note
0.375% 09/30/12	66,000,000	66,104,798
0.375% 10/31/12	6,700,000	6,712,172
0.500% 11/30/12	55,300,000	55,444,951
0.750% 05/31/12	337,020,000	337,558,567
1.000% 03/31/12	95,000,000	95,074,492
1.000% 04/30/12	681,650,000	682,663,816
1.125% 12/15/12	43,000,000	43,328,102
1.375% 03/15/12	89,000,000	89,045,446
1.375% 04/15/12	167,300,000	167,552,045
1.375% 05/15/12	48,204,000	48,323,343
1.375% 09/15/12	84,500,000	85,057,387
1.375% 10/15/12	47,000,000	47,365,287
1.375% 01/15/13	73,500,000	74,284,525
1.500% 07/15/12	265,000,000	266,389,037
1.750% 08/15/12	35,000,000	35,260,938
3.375% 11/30/12	48,000,000	49,156,687
3.875% 10/31/12	40,350,000	41,359,884
4.000% 11/15/12	81,000,000	83,212,629
4.125% 08/31/12	80,000,000	81,606,333
4.500% 03/31/12	108,204,000	108,594,552
4.500% 04/30/12	95,481,000	96,162,616
4.625% 07/31/12	59,005,000	60,113,707
4.750% 05/31/12	75,000,000	75,868,687
U.S. Government Obligations Total		2,864,274,956
Total Government & Agency Obligations (cost of $2,864,274,956)		2,864,274,956
Repurchase Agreements – 64.6%
Repurchase agreement with Barclays Capital, dated 02/29/12, due 03/01/12 at 0.190%, collateralized by a U.S. Treasury obligation maturing 02/15/41, market value $306,000,102 (repurchase proceeds $300,001,583)	300,000,000	300,000,000

	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 02/29/12, due 03/01/12 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 08/15/21, market value $428,400,026 (repurchase proceeds $420,001,750)	420,000,000	420,000,000
Repurchase agreement with BNP Paribas, dated 02/29/12, due 03/01/12 at 0.160%, collateralized by U.S. Government Agency obligations with various maturities to 02/15/42, market value $153,000,000 (repurchase proceeds $150,000,667)	150,000,000	150,000,000
Repurchase agreement with BNP Paribas, dated 02/29/12, due 03/01/12 at 0.190%, collateralized by corporate bonds with various maturities to 06/19/12, market value $30,900,000 (repurchase proceeds $30,000,158)	30,000,000	30,000,000
Repurchase agreement with Citibank N.A., dated 02/29/12, due 03/01/12 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 10/31/17, market value $428,400,025 (repurchase proceeds $420,001,750)	420,000,000	420,000,000

See Accompanying Notes to Financial Statements.

2

BofA Treasury Reserves

February 29, 2012 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Credit Agricole, dated 02/29/12, due 03/01/12 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 11/15/20, market value $204,000,057 (repurchase proceeds $200,000,833)	200,000,000	200,000,000
Repurchase agreement with Credit Suisse First Boston, dated 01/24/12, due 03/23/12 at 0.100%, collateralized by a U.S. Treasury obligation maturing 12/31/13, market value $104,043,173 (repurchase proceeds $102,016,717)	102,000,000	102,000,000
Repurchase agreement with Credit Suisse First Boston, dated 02/29/12, due 03/01/12 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 08/15/40, market value $224,400,061 (repurchase proceeds $220,000,917)	220,000,000	220,000,000
Repurchase agreement with Credit Suisse First Boston, dated 01/24/12, due 04/23/12 at 0.100%, collateralized by a U.S. Treasury obligation maturing 08/31/13, market value $102,000,707 (repurchase proceeds $100,025,000)	100,000,000	100,000,000

	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank Securities, dated 02/29/12, due 03/01/12 at 0.170%, collateralized by a U.S. Treasury obligation maturing 11/30/14, market value $200,940,075 (repurchase proceeds $197,000,930)	197,000,000	197,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/29/12, due 03/01/12 at 0.190%, collateralized by corporate bonds with various maturities to 12/28/12, market value $265,741,403 (repurchase proceeds $258,001,362)	258,000,000	258,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/29/12, due 03/01/12 at 0.080%, collateralized by a U.S. Treasury obligation maturing 08/31/13, market value $76,500,531 (repurchase proceeds $75,000,167)	75,000,000	75,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/29/12, due 03/01/12 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 11/15/39, market value $510,003,602 (repurchase proceeds $500,002,083)	500,000,000	500,000,000

See Accompanying Notes to Financial Statements.

3

BofA Treasury Reserves

February 29, 2012 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Securities, dated 02/29/12, due 03/01/12 at 0.120%, collateralized by a U.S. Treasury obligation maturing 04/30/18, market value $82,625,006 (repurchase proceeds $81,000,270)	81,000,000	81,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/29/12, due 03/01/12 at 0.180%, collateralized by a U.S. Government Agency obligation maturing 11/20/41, market value $102,002,689 (repurchase proceeds $100,000,500)	100,000,000	100,000,000
Repurchase agreement with RBC Capital Markets, dated 02/29/12, due 03/01/12 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 11/30/16, market value $107,100,055 (repurchase proceeds $105,000,321)	105,000,000	105,000,000
Repurchase agreement with RBC Capital Markets, dated 02/29/12, due 03/01/12 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/41, market value $132,600,000 (repurchase proceeds $130,000,506)	130,000,000	130,000,000

	Par ($)	Value ($)
Repurchase agreement with RBS Securities, Inc., dated 02/29/12, due 03/01/12 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 02/28/14, market value $306,003,298 (repurchase proceeds $300,001,250)	300,000,000	300,000,000
Repurchase agreement with Societe Generale, dated 02/29/12, due 03/01/12 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 08/31/16, market value $408,000,053 (repurchase proceeds $400,001,778)	400,000,000	400,000,000
Repurchase agreement with Societe Generale, dated 02/29/12, due 03/01/12 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/40, market value $102,000,000 (repurchase proceeds $100,000,472)	100,000,000	100,000,000
Repurchase agreement with TD USA Securities, Inc., dated 02/29/12, due 03/01/12 at 0.140%, collateralized by U.S. Treasury obligations with various maturities to 02/15/38, market value $357,000,066 (repurchase proceeds $350,001,361)	350,000,000	350,000,000

See Accompanying Notes to Financial Statements.

4

BofA Treasury Reserves

February 29, 2012 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with UBS Securities LLC, dated 02/29/12, due 03/01/12 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 11/15/20, market value $377,172,575 (repurchase proceeds $369,778,643)	369,777,000	369,777,000
Repurchase agreement with UBS Securities LLC, dated 02/29/12, due 03/01/12 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 02/15/42, market value $204,000,000 (repurchase proceeds $200,000,944)	200,000,000	200,000,000
Repurchase agreement with UBS Securities LLC, dated 02/29/12, due 03/01/12 at 0.220%, collateralized by corporate bonds with various maturities to 12/19/12, market value $141,110,000 (repurchase proceeds $137,000,837)	137,000,000	137,000,000
Total Repurchase Agreements (cost of $5,244,777,000)		5,244,777,000
Total Investments – 99.8% (cost of $8,109,051,956) (b)		8,109,051,956
Other Assets & Liabilities, Net – 0.2%		12,481,482
Net Assets – 100.0%		8,121,533,438

Notes to Investment Portfolio:

(a)  The rate shown represents the annualized yield at the date of purchase.

(b)  Cost for federal income tax purposes is $8,109,051,956.

The following table summarizes the inputs used, as of February 29, 2012, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$2,864,274,956	$—	$2,864,274,956
Total Repurchase Agreements	—	5,244,777,000	—	5,244,777,000
Total Investments	$—	$8,109,051,956	$—	$8,109,051,956

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 29, 2012, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 29, 2012, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	35.2
Repurchase Agreements	64.6
99.8
Other Assets & Liabilities, Net	0.2
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Treasury Reserves
February 29, 2012 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	2,864,274,956
	Repurchase agreements, at cost approximating value	5,244,777,000
	Total investments, at value	8,109,051,956
	Cash	110
	Receivable for:
	Fund shares sold	100
	Interest	13,193,977
	Expense reimbursement due from investment advisor	20,131
	Trustees' deferred compensation plan	52,790
	Prepaid expenses	230,936
	Total Assets	8,122,550,000
Liabilities	Payable for:
	Investment advisory fee	369,573
	Administration fee	245,337
	Pricing and bookkeeping fees	15,915
	Transfer agent fee	44,807
	Trustees' fees	123,809
	Custody fee	36,473
	Chief compliance officer expenses	2,458
	Trustees' deferred compensation plan	52,790
	Other liabilities	125,400
	Total Liabilities	1,016,562
	Net Assets	8,121,533,438
Net Assets Consist of	Paid-in capital	8,121,579,861
	Overdistributed net investment income	(53,808)
	Accumulated net realized gain	7,385
	Net Assets	8,121,533,438

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Treasury Reserves
February 29, 2012 (Unaudited)

Adviser Class Shares	Net assets	$2,774,845,828
	Shares outstanding	2,774,833,176
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$4,146,696,952
	Shares outstanding	4,146,671,192
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$109,172,763
	Shares outstanding	109,172,178
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$10,237,056
	Shares outstanding	10,237,004
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$262,640,582
	Shares outstanding	262,639,307
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$6,753,140
	Shares outstanding	6,753,104
	Net asset value per share	$1.00
Investor II Class Shares (1)	Net assets	$107,369,917
	Shares outstanding	107,369,413
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$70,436,276
	Shares outstanding	70,435,901
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$633,380,924
	Shares outstanding	633,377,950
	Net asset value per share	$1.00

(1)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares.

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Treasury Reserves
For the Six Months Ended February 29, 2012 (Unaudited)

		($)
Investment Income	Interest	3,581,815
Expenses	Investment advisory fee	6,264,585
	Administration fee	4,106,390
	Distribution fee:
	Daily Class Shares	221,529
	Investor Class Shares	3,502
	Investor II Class Shares	47,944
	Service fee:
	Adviser Class Shares	3,304,639
	Daily Class Shares	158,235
	Investor Class Shares	8,756
	Liquidity Class Shares	155,929
	Shareholder administration fee:
	Institutional Class Shares	67,249
	Investor II Class Shares	167,802
	Trust Class Shares	346,592
	Transfer agent fee	70,288
	Pricing and bookkeeping fees	76,979
	Trustees' fees	57,978
	Custody fee	93,743
	Chief compliance officer expenses	11,392
	Other expenses	313,184
	Total Expenses	15,476,716
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(7,411,660)
	Fees waived by distributor:
	Adviser Class Shares	(3,304,320)
	Daily Class Shares	(379,848)
	Institutional Class Shares	(67,316)
	Investor Class Shares	(12,262)
	Investor II Class Shares	(215,813)
	Liquidity Class Shares	(156,708)
	Trust Class Shares	(346,410)
	Expense reductions	(564)
	Net Expenses	3,581,815
	Net Investment Income	—
	Net Increase Resulting from Operations	—

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Treasury Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 29, 2012 ($)	Year Ended August 31, 2011 ($)
Operations	Net investment income	—	208,917
	Net realized gain on investments	—	500,764
	Net increase resulting from operations	—	709,681
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	—	(101)
	Capital Class Shares	—	(206,304)
	Institutional Class Shares	—	(2,225)
	From net realized gains:
	Adviser Class Shares	(50,998)	—
	Capital Class Shares	(91,221)	—
	Daily Class Shares	(2,492)	—
	Institutional Capital Shares (1)	(2)	—
	Institutional Class Shares	(6,652)	—
	Investor Class Shares	(144)	—
	Investor II Class Shares	(1,736)	—
	Liquidity Class Shares	(2,271)	—
	Trust Class Shares	(14,521)	—
	Total distributions to shareholders	(170,037)	(208,630)
	Net Capital Stock Transactions	(477,233,476)	(1,281,678,858)
	Contribution from advisor (See Note 7)	—	3,865,298
	Total decrease in net assets	(477,403,513)	(1,277,312,509)
Net Assets	Beginning of period	8,598,936,951	9,876,249,460
	End of period	8,121,533,438	8,598,936,951
	Overdistributed net investment income at end of period	(53,808)	(53,808)

(1)  Institutional Capital shares commenced operations on October 3, 2011.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Treasury Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	3,650,255,233	3,650,255,233	12,106,323,702	12,106,323,702
Distributions reinvested	2,668	2,668	7	7
Redemptions	(3,809,149,162)	(3,809,149,162)	(12,921,820,706)	(12,921,820,706)
Net decrease	(158,891,261)	(158,891,261)	(815,496,997)	(815,496,997)
Capital Class Shares
Subscriptions	10,454,967,736	10,454,967,736	22,182,062,900	22,182,062,900
Distributions reinvested	57,452	57,452	75,283	75,283
Redemptions	(10,764,062,446)	(10,764,062,446)	(21,513,013,385)	(21,513,013,385)
Net increase (decrease)	(309,037,258)	(309,037,258)	669,124,798	669,124,798
Daily Class Shares
Subscriptions	4,007,960	4,007,960	169,943,202	169,943,202
Distributions reinvested	86	86	—	—
Redemptions	(38,214,301)	(38,214,301)	(724,619,237)	(724,619,237)
Net decrease	(34,206,255)	(34,206,255)	(554,676,035)	(554,676,035)
Institutional Capital Shares (1)
Subscriptions	10,237,005	10,237,005	—	—
Redemptions	(1)	(1)	—	—
Net increase	10,237,004	10,237,004	—	—
Institutional Class Shares
Subscriptions	464,900,673	464,900,673	1,543,045,313	1,543,045,313
Distributions reinvested	3,698	3,698	1,309	1,309
Redemptions	(535,960,942)	(535,960,943)	(2,020,503,878)	(2,020,503,878)
Net decrease	(71,056,571)	(71,056,572)	(477,457,256)	(477,457,256)
Investor Class Shares
Subscriptions	2,750,638	2,750,638	7,833,527	7,833,527
Distributions reinvested	89	89	—	—
Redemptions	(3,740,543)	(3,740,543)	(18,982,773)	(18,982,773)
Net decrease	(989,816)	(989,816)	(11,149,246)	(11,149,246)
Investor II Class Shares (2)
Subscriptions	122,615,360	122,615,360	180,151,652	180,151,652
Distributions reinvested	27	27	—	—
Redemptions	(122,895,965)	(122,895,965)	(243,351,978)	(243,351,978)
Net decrease	(280,578)	(280,578)	(63,200,326)	(63,200,326)
Liquidity Class Shares
Subscriptions	361,241,986	361,241,986	574,114,658	574,114,658
Distributions reinvested	1,483	1,483	—	—
Redemptions	(429,339,722)	(429,339,722)	(611,705,408)	(611,705,408)
Net decrease	(68,096,253)	(68,096,253)	(37,590,750)	(37,590,750)
Trust Class Shares
Subscriptions	607,152,909	607,152,909	1,401,782,963	1,401,782,964
Distributions reinvested	14	14	—	—
Redemptions	(452,065,410)	(452,065,410)	(1,393,016,010)	(1,393,016,010)
Net increase	155,087,513	155,087,513	8,766,953	8,766,954

(1)  Institutional Capital shares commenced operations on October 3, 2011.

(2)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Adviser Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	0.0011	0.0257	0.0478
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(0.0011)	(0.0257)	(0.0478)
From net realized gains	—	(d)	—		—	—	—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(0.0011)	(0.0257)	(0.0478)
Increase from Contribution from Advisor	—		—	(d)	—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.00	%(i)	0.00%	0.11%	2.60%	4.88%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.09	%(k)	0.16%		0.17%	0.31%	0.45%	0.45%
Waiver/Reimbursement	0.43	%(k)	0.35%		0.34%	0.19%	0.05%	0.06%
Net investment income (j)	—		—	%(h)	—	0.13%	2.50%	4.77%
Net assets, end of period (000s)	$2,774,846		$2,933,795		$3,747,604	$5,266,200	$10,424,598	$9,062,032

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Capital Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(e)	0.0022	0.0282	0.0503
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(e)	(0.0022)	(0.0282)	(0.0503)
From net realized gains	—	(d)	—		—		—	—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(e)	(0.0022)	(0.0282)	(0.0503)
Increase from Contribution from Advisor	—		—	(d)	—		—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01	%(j)	0.00	%(i)	0.22%	2.85%	5.14%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.09	%(l)	0.14%		0.16%		0.19%	0.20%	0.20%
Waiver/Reimbursement	0.18	%(l)	0.12%		0.10%		0.06%	0.05%	0.06%
Net investment income (k)	—		0.01%		—	%(i)	0.24%	2.80%	4.98%
Net assets, end of period (000s)	$4,146,697		$4,455,824		$3,785,055		$5,696,275	$11,436,408	$7,331,951

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Daily Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	0.0007	0.0222	0.0443
Less Distributions to Shareholders:
From net investment income	—		—		—	(0.0007)	(0.0222)	(0.0443)
From net realized gains	—	(d)	—		—	—	—	—
Total distributions to shareholders	—	(d)	—		—	(0.0007)	(0.0222)	(0.0443)
Increase from Contribution from Advisor	—		—	(d)	—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.00	%(i)	0.00%	0.07%	2.25%	4.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.09	%(k)	0.17%		0.17%	0.34%	0.79%	0.80%
Waiver/Reimbursement	0.78	%(k)	0.69%		0.69%	0.51%	0.06%	0.06%
Net investment income (j)	—		—	%(h)	—	0.06%	2.11%	4.42%
Net assets, end of period (000s)	$109,173		$143,382		$697,764	$1,153,305	$1,159,298	$882,296

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not anuualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout the period is as follows:

Institutional Capital Shares	(Unaudited) Period Ended February 29, 2012 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income	—
Less Distributions to Shareholders:
From net realized gains	—	(b)
Total distributions to shareholders	—	(b)
Net Asset Value, End of Period	$1.00
Total return (c)(d)	0.00	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.11	%(h)
Waiver/Reimbursement	0.16	%(h)
Net investment income (g)	—
Net assets, end of period (000s)	$10,237

(a)  Institutional Capital shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Rounds to less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Institutional Class Shares	2012		2011 (a)		2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(e)	0.0019	0.0278	0.0499
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(e)	(0.0019)	(0.0278)	(0.0499)
From net realized gains	—	(d)	—		—		—	—	—
Total distributions to shareholders	—	(d)	—	(d)	—	(e)	(0.0019)	(0.0278)	(0.0499)
Increase from Contribution from Advisor	—		—	(d)	—		—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(j)	0.00	%(i)	0.19%	2.81%	5.10%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.09	%(l)	0.16%		0.17%		0.22%	0.24%	0.24%
Waiver/Reimbursement	0.22	%(l)	0.14%		0.13%		0.07%	0.05%	0.06%
Net investment income (k)	—		—	%(i)	—	%(i)	0.21%	2.68%	4.96%
Net assets, end of period (000s)	$262,641		$333,703		$810,783		$1,829,959	$2,894,773	$2,189,669

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Investor Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	0.0010	0.0247	0.0468
Less Distributions to Shareholders:
From net investment income	—		—		—	(0.0010)	(0.0247)	(0.0468)
From net realized gains	—	(d)	—		—	—	—	—
Total distributions to shareholders	—	(d)	—		—	(0.0010)	(0.0247)	(0.0468)
Increase from Contribution from Advisor	—		—	(d)	—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.00	%(i)	0.00%	0.10%	2.50%	4.78%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.09	%(k)	0.17%		0.17%	0.32%	0.55%	0.55%
Waiver/Reimbursement	0.53	%(k)	0.44%		0.44%	0.28%	0.05%	0.06%
Net investment income (j)	—		—	%(h)	—	0.11%	2.42%	4.68%
Net assets, end of period (000s)	$6,753		$7,743		$18,884	$79,399	$234,962	$219,797

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Investor II Class Shares	2012 (a)		2011 (b)		2010 (c)(d)	2009	2008	2007 (e)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(f)	—	0.0009	0.0237	0.0458
Less Distributions to Shareholders:
From net investment income	—		—		—	(0.0009)	(0.0237)	(0.0458)
From net realized gains	—	(f)	—		—	—	—	—
Total distributions to shareholders	—	(f)	—		—	(0.0009)	(0.0237)	(0.0458)
Increase from Contribution from Advisor	—		—	(f)	—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (g)(h)	0.00	%(i)(j)	0.00	%(k)	0.00%	0.09%	2.40%	4.67%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.09	%(m)	0.16%		0.17%	0.34%	0.65%	0.65%
Waiver/Reimbursement	0.63	%(m)	0.55%		0.54%	0.36%	0.05%	0.06%
Net investment income (l)	—		—	%(j)	—	0.12%	2.53%	4.57%
Net assets, end of period (000s)	$107,370		$107,653		$170,781	$200,805	$377,207	$647,929

(a)  After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(d)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(e)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(f)  Rounds to less than $0.001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Liquidity Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	0.0012	0.0267		0.0488
Less Distributions to Shareholders:
From net investment income	—		—		—	(0.0012)	(0.0267)		(0.0488)
From net realized gains	—	(d)	—		—	—	—		—
Total distributions to shareholders	—	(d)	—		—	(0.0012)	(0.0267)		(0.0488)
Increase from Contribution from Advisor	—		—	(d)	—	—	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)(h)	0.00	%(i)	0.00%	0.12%	2.70	%(j)	4.99%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.08	%(l)	0.16%		0.17%	0.29%	0.35%		0.35%
Waiver/Reimbursement	0.43	%(l)	0.35%		0.34%	0.21%	0.15%		0.16%
Net investment income (k)	—		—	%(h)	—	0.17%	2.53	%(j)	4.86%
Net assets, end of period (000s)	$70,436		$138,535		$176,051	$413,066	$995,952		$750,842

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 29,		Year Ended August 31,
Trust Class Shares	2012		2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	0.0015	0.0272	0.0493
Less Distributions to Shareholders:
From net investment income	—		—		—	(0.0015)	(0.0272)	(0.0493)
From net realized gains	—	(d)	—		—	—	—	—
Total distributions to shareholders	—	(d)	—		—	(0.0015)	(0.0272)	(0.0493)
Increase from Contribution from Advisor	—		—	(d)	—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.00	%(i)	0.00%	0.15%	2.75%	5.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.09	%(k)	0.15%		0.17%	0.27%	0.30%	0.30%
Waiver/Reimbursement	0.28	%(k)	0.21%		0.19%	0.08%	0.05%	0.06%
Net investment income (j)	—		—	%(h)	—	0.13%	2.62%	4.92%
Net assets, end of period (000s)	$633,381		$478,302		$469,327	$857,336	$964,875	$706,054

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Treasury Reserves
February 29, 2012 (Unaudited)

Note 1. Organization

BofA Treasury Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares. On October 3, 2011, Institutional Capital shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees ("the Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

BofA Treasury Reserves February 29, 2012 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement, which may include securities that the Fund is not otherwise directly permitted to purchase. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for

21

BofA Treasury Reserves February 29, 2012 (Unaudited)

distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2011 was as follows:

Distributions paid from
Ordinary Income*	$208,630

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Capital loss carryforwards of $1,654,732 were utilized by the Fund during the year ended August 31, 2011.

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. Among other changes to the federal income and excise tax provisions related to RICs, the Act changed the rules applying to capital loss carry-forward by allowing RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term, as applicable. The previous rules limited the carry forward period to eight years, and all carry-forwards were considered short-term in character. As a transition rule, the Act requires that capital loss carry forwards generated in taxable years beginning after effective date of the Act be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act. Therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the date of enactment.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2012. There is no guarantee that this expense limitation will continue after December 31, 2012.

For the six months ended February 29, 2012, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

22

BofA Treasury Reserves February 29, 2012 (Unaudited)

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six months ended February 29, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Servicing Plans:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2012 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2012.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under

23

BofA Treasury Reserves February 29, 2012 (Unaudited)

the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2012 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2012.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time. Effective March 20, 2012, the Distributor and BofA have voluntarily agreed to reimburse expenses, as applicable, in order to maintain a minimum annualized net yield of 0.01% for all classes of the Fund.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 29, 2012, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

	Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2015	2014	2013	2012	recovery	ended 02/29/2012
$2,635,992	$5,573,438	$7,398,397	$13,656,317	$29,264,144	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral

24

BofA Treasury Reserves February 29, 2012 (Unaudited)

account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balance owed to be paid out of Fund assets on or about March 1, 2012.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six months ended February 29, 2012, these custody credits reduced total expenses by $564 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $750,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $8,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 29, 2012, the Fund did not borrow under this arrangement.

Note 7. Capital Contribution

On November 29, 2010 BofA, an affiliate of the Fund, made a capital contribution to the Fund of $3,865,298.

Note 8. Shareholder Concentration

As of February 29, 2012, the Fund had one shareholder account that held 87.3% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of February 29, 2012, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Legal Proceedings

BofA and the Distributor (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General (the "NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

25

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 29-30, 2011, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September 2011 for review and discussion of the materials described below. The Board also receives performance and other reports at its quarterly meetings, and the Board's Contracts Review Committee also met prior to the November meeting to assist the Board in preparation for its consideration of the re-approval of the Advisory Agreement. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also presented to the Board. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to funds, as well as possible changes in markets and the regulatory scheme in which such funds operate. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other

26

attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these undertakings were voluntary and could be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper"), an independent provider of investment company data, to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds as determined by Lipper (the "Universe"). In addition, for the state-specific Funds, the Board also reviewed comparisons of their fees to the expense information for a Peer Group of funds that concentrate their investments in the same state. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group(s) and Universe. For certain Funds, Lipper determined that the composition of the Peer Group for expenses would differ from the composition for performance. Additional comparisons also were prepared by, or at the direction of, the Fee Consultant.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Treasury Reserves, the Board received information showing that such Fund's Contractual Management Rate was above the median range of its Peer Group. The Board generally noted other applicable factors, such as competitive investment performance, the quality of administrative and/or shareholder services, the Fund's expense cap and waiver arrangements and comparisons to subsets of funds and institutional account fees in approving the Advisory Agreement for the Fund.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as, for the state-specific Funds, the performance information for a Peer Group of funds that concentrate their investments in the same state. The Board also considered information provided by BoAA comparing the Funds' performance to that of subsets of the iMoneyNet category peers, which include funds that are viewed by BoAA as direct competitive peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds generally underperformed their peers in the more recent periods, but considered such underperformance in the context of BoAA's overall investment approach which emphasizes liquidity and capital preservation.

27

The Board considered the investment performance of each Fund on a Fund-by-Fund basis. In this regard, with respect to BofA Treasury Reserves, the Board received information showing that the net return investment performance of certain classes of BofA Treasury Reserves was below the median range of such Fund's Peer Group over certain recent periods. The Board generally noted other applicable factors, such as stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Peer Group, the Fund's Actual Management Rate, Contractual Management Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the Peer Group comparisons, comparisons to subsets of funds and BoAA's emphasis on liquidity and capital preservation in approving the Advisory Agreement for the Fund.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of decreases in overall Fund assets and the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the additional services provided, costs and risks associated with sponsoring, managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds received from BoAA and its affiliates throughout the year. In this regard, the Board reviews reports of BoAA at each of the quarterly meetings, which include, among other things, investment performance reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

28

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Treasury Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 29 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Treasury Reserves

Semiannual Report, February 29, 2012

© 2012 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/222910-0212 (04/12)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	April 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	s/ Michael Pelzar
Michael Pelzar, President

Date	April 19, 2012

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	April 19, 2012